UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31

Registrant is making a filing for 15 of its series: Allspring Asset Allocation Fund, Allspring C&B Large Cap Value Fund, Allspring Core Bond Fund, Allspring Emerging Growth Fund, Allspring Growth Balanced Fund, Allspring Index Fund, Allspring Moderate Balanced Fund, Allspring Real Return Fund, Allspring Small Company Growth Fund, Allspring Small Company Value Fund, Allspring Spectrum Aggressive Growth Fund, Allspring Spectrum Conservative Growth Fund, Allspring Spectrum Growth Fund, Allspring Spectrum Income Allocation Fund and Allspring Spectrum Moderate Growth Fund.

Date of reporting period: November 30, 2023

ITEM 1. REPORT TO STOCKHOLDERS

Allspring Asset Allocation Fund
Semi-Annual Report
November 30, 2023

The views expressed and any forward-looking statements are as of November 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Asset Allocation Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Asset Allocation Fund for the six-month period that ended November 30, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 10.17%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.07% while the MSCI EM Index (Net) (USD)3 returned 4.60%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -0.80%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 0.63%, the Bloomberg Municipal Bond Index6 returned 2.29%, and the ICE BofA U.S. High Yield Index7 returned 5.53%.
Affected by high inflation and central bank rate hikes, markets were volatile.
The six-month period began in June with the Federal Reserve’s (Fed’s) first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)8, while continuing to decline, remained stubbornly high in June at 4.8%—well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls continuing to grow in June, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a good month for stocks, while bonds had more muted but positive monthly returns overall. More volatile sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Core Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring Asset Allocation Fund

Letter to shareholders (unaudited)
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI1 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index2 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its November meeting.
1
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Asset Allocation Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Asset Allocation Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring Asset Allocation Fund | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA, FRM†, Petros N. Bocray, CFA, FRM, Travis L. Keshemberg, CFA, CIPM, FRM, David Kowalske, Jr.††

Average annual total returns (%) as of November 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (EAAFX)	7-29-1996	-0.64	4.64	3.30	5.43	5.89	3.91	1.19	1.12
Class C (EACFX)	10-3-2002	3.56	5.21	3.35	4.56	5.21	3.35	1.94	1.87
Administrator Class (EAIFX)	10-3-2002	–	–	–	5.59	6.46	4.28	1.12	0.95
Institutional Class (EAAIX)	11-30-2012	–	–	–	5.76	6.24	4.28	0.87	0.80
Russell 3000® Index[3]	–	–	–	–	12.61	11.77	11.19	–	–
Bloomberg U.S. Aggregate Bond Index[4]	–	–	–	–	1.18	0.71	1.37	–	–
Asset Allocation Blended Index[5]	–	–	–	–	8.01	6.84	5.90	–	–
MSCI ACWI ex USA Index (Net)[6]	–	–	–	–	9.26	5.06	3.41	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.44% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report, which do not include acquired fund fees and expenses.

[2]
The manager has contractually committed through September 30, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.12% for Class A, 1.87% for Class C, 0.95% for Administrator Class and 0.80% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio
(the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[4]
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.–dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]
Source:  Allspring Funds Management, LLC. The Asset Allocation Blended Index is composed of 45% of the Russell 3000® Index, 35% of the Bloomberg U.S. Aggregate Bond
Index and 20% of the MSCI ACWI ex USA Index (Net). Prior to June 16, 2018, it was comprised of 65% of the MSCI ACWI Index (Net) and 35% of the Bloomberg
U.S. Aggregate Bond Index. You cannot invest directly in an index.

[6]
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

†	Mr. Acharya has announced his intention to retire from Allspring Global Investments, LLC on February 15, 2024 but will continue to serve as a portfolio manager of the Fund until that date.
††	Mr. Kowalske became a portfolio manager of the Fund effective January 16, 2024.
CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Asset Allocation Fund

Performance highlights (unaudited)
Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk, mortgage-and asset-backed securities risk, geographic risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Asset Allocation Fund | 7

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2023[1]
Allspring Managed Fixed Income Portfolio	22.16
Allspring Disciplined U.S. Core Fund Class R6	13.57
Allspring Large Company Value Portfolio	11.61
Allspring Disciplined International Developed Markets Portfolio	8.67
Allspring Diversified Large Cap Growth Portfolio	8.24
Allspring Core Bond Portfolio	6.21
iShares Core MSCI EAFE ETF	3.97
Allspring C&B Large Cap Value Portfolio	3.52
Allspring Real Return Portfolio	3.46
Allspring Factor Enhanced International Equity Portfolio	3.22

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of November 30, 2023
	Neutral allocation	Effective allocation[1]
Stock Funds	65	49
Bond Funds	35	39
International Equity Funds	0	20
Effective Cash	0	(8)

[1]
Effective allocation reflects the effect of the tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. Effective allocations are subject to change and may have changed since the date specified.

8 | Allspring Asset Allocation Fund

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2023 to November 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2023	Ending account value 11-30-2023	Expenses paid during the period[1], [2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$1,047.80	$5.12	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.05	1.00%
Class C
Actual	$1,000.00	$1,044.20	$8.94	1.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.25	$8.82	1.75%
Administrator Class
Actual	$1,000.00	$1,048.60	$4.40	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.34	0.86%
Institutional Class
Actual	$1,000.00	$1,049.30	$3.48	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.44	0.68%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

Allspring Asset Allocation Fund | 9

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

		Shares	Value
Investment companies: 98.91%
Affiliated master portfolios: 73.35%
Allspring C&B Large Cap Value Portfolio			$44,622,227
Allspring Core Bond Portfolio			78,782,122
Allspring Disciplined International Developed Markets Portfolio			110,064,098
Allspring Diversified Large Cap Growth Portfolio			104,528,203
Allspring Emerging Growth Portfolio			14,174,156
Allspring Factor Enhanced Emerging Markets Equity Portfolio			16,808,239
Allspring Factor Enhanced International Equity Portfolio			40,844,733
Allspring Large Company Value Portfolio			147,321,496
Allspring Managed Fixed Income Portfolio			281,237,779
Allspring Real Return Portfolio			43,878,892
Allspring Small Company Growth Portfolio			14,266,854
Allspring Small Company Value Portfolio			34,336,446
			930,865,245
Exchange-traded funds: 9.38%
iShares Core MSCI EAFE ETF		745,144	50,334,477
iShares iBoxx $ High Yield Corporate Bond ETF		451,826	34,207,747
iShares Russell 1000 Growth ETF		118,494	34,465,165
			119,007,389
Stock funds: 16.18%
Allspring Disciplined U.S. Core Fund Class R6♠		8,322,888	172,200,546
Allspring Emerging Markets Equity Fund Class R6♠		670,708	16,439,063
Allspring Emerging Markets Equity Income Fund Class R6♠		1,603,770	16,679,202
			205,318,811
Total investment companies (Cost $1,187,604,222)			1,255,191,445
Total investments in securities (Cost $1,187,604,222)	98.91%		1,255,191,445
Other assets and liabilities, net	1.09		13,881,026
Total net assets	100.00%		$1,269,072,471

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Disciplined U.S. Core Fund Class R6	$179,645,604	$692,568	$(25,446,825)	$(1,267,071)	$18,576,270	$172,200,546
Allspring Emerging Markets Equity Fund Class R6	16,968,005	415,858	(1,420,428)	4,710	470,918	16,439,063
Allspring Emerging Markets Equity Income Fund Class R6	16,835,136	513,278	(1,207,944)	(1,708)	540,440	16,679,202
				$(1,264,069)	$19,587,628	$205,318,811
The accompanying notes are an integral part of these financial statements.
10 | Allspring Asset Allocation Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Disciplined U.S. Core Fund Class R6	8,322,888	$0
Allspring Emerging Markets Equity Fund Class R6	670,708	0
Allspring Emerging Markets Equity Income Fund Class R6	1,603,770	258,590
		$258,590
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring C&B Large Cap Value Portfolio	17.53%	17.11%	$1,996,466	$1,747,706	$389	$543,560	$29,805	$44,622,227
Allspring Core Bond Portfolio	1.74	1.66	(2,496,583)	214,780	1,705,411	0	74,076	78,782,122
Allspring Disciplined International Developed Markets Portfolio	85.71	85.50	596,275	3,561,899	3,693	1,164,849	59,560	110,064,098
Allspring Diversified Large Cap Growth Portfolio	83.71	83.50	17,930,402	(2,380,773)	1,206	558,738	39,211	104,528,203
Allspring Emerging Growth Portfolio	4.37	4.73	(516,561)	76,521	106	10,401	8,546	14,174,156
Allspring Factor Enhanced Emerging Markets Equity Portfolio	16.43	15.82	860,378	(414,783)	1,101	300,246	11,854	16,808,239
Allspring Factor Enhanced International Equity Portfolio	9.71	9.35	6,397,674	(4,732,611)	2,492	233,604	42,930	40,844,733
Allspring Large Company Value Portfolio	84.18	83.90	2,996,916	5,416,616	8,761	1,645,569	81,746	147,321,496
Allspring Managed Fixed Income Portfolio	81.08	80.75	(3,331,459)	(3,347,395)	5,636,896	0	81,475	281,237,779
Allspring Real Return Portfolio	21.28	18.63	(1,637,136)	767,007	941,114	80,049	25,994	43,878,892
Allspring Small Company Growth Portfolio	2.02	2.97	791,792	(413,999)	7	33,311	9,926	14,266,854
Allspring Small Company Value Portfolio	6.72	6.66	675,759	2,091,248	28	376,082	8,070	34,336,446
			$24,263,923	$2,586,216	$8,301,204	$4,946,409	$473,193	$930,865,245
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year Euro BUND Index	241	12-7-2023	$34,764,259	$34,703,454	$0	$(60,805)
TOPIX Index	277	12-7-2023	44,000,864	44,391,744	390,880	0
E-Mini NASDAQ 100 Index	177	12-15-2023	54,793,115	56,588,670	1,795,555	0
E-Mini Russell 1000 Growth Index	222	12-15-2023	31,482,781	32,527,440	1,044,659	0
E-Mini S&P 500 Index	28	12-15-2023	6,332,489	6,407,450	74,961	0
MSCI EAFE Index	385	12-15-2023	40,913,627	40,937,050	23,423	0
MSCI Emerging Markets Index	339	12-15-2023	16,750,383	16,731,345	0	(19,038)
Euro Futures	277	12-18-2023	38,033,393	37,730,863	0	(302,530)
Japanese Yen Futures	550	12-18-2023	47,459,920	46,499,062	0	(960,858)
10-Year U.S. Treasury Notes	816	3-19-2024	88,767,695	89,594,250	826,555	0
The accompanying notes are an integral part of these financial statements.
Allspring Asset Allocation Fund | 11

Portfolio of investments—November 30, 2023 (unaudited)

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
2-Year Euro SCHATZ	(1,341)	12-7-2023	$(153,891,369)	$(153,828,294)	$63,075	$0
E-Mini Russell 1000 Value Index	(357)	12-15-2023	(27,844,558)	(27,655,005)	189,553	0
Euro STOXX 50 Index	(938)	12-15-2023	(42,808,042)	(44,832,703)	0	(2,024,661)
New Zealand Dollar Futures	(316)	12-18-2023	(18,615,659)	(19,467,180)	0	(851,521)
Swiss Franc Futures	(267)	12-18-2023	(38,246,808)	(38,194,350)	52,458	0
U.S. Dollar Futures	(309)	12-18-2023	(31,744,227)	(31,959,252)	0	(215,025)
					$4,461,119	$(4,434,438)
The accompanying notes are an integral part of these financial statements.
12 | Allspring Asset Allocation Fund

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $894,875,459)	$930,865,245
Investments in unaffiliated securities, at value (cost $122,657,345)	119,007,389
Investments in affiliated Underlying Funds, at value (cost $170,071,418)	205,318,811
Cash	1,112,886
Cash at broker segregated for futures contracts	16,338,102
Receivable for daily variation margin on open futures contracts	467,376
Receivable for Fund shares sold	122,028
Prepaid expenses and other assets	104,650
Total assets	1,273,336,487
Liabilities
Payable for daily variation margin on open futures contracts	1,986,429
Payable for Fund shares redeemed	1,502,528
Shareholder servicing fees payable	223,686
Management fee payable	200,819
Administration fees payable	195,020
Distribution fees payable	10,129
Trustees’ fees and expenses payable	721
Accrued expenses and other liabilities	144,684
Total liabilities	4,264,016
Total net assets	$1,269,072,471
Net assets consist of
Paid-in capital	$1,211,000,323
Total distributable earnings	58,072,148
Total net assets	$1,269,072,471
Computation of net asset value and offering price per share
Net assets–Class A	$1,079,810,846
Shares outstanding–Class A1	82,193,426
Net asset value per share–Class A	$13.14
Maximum offering price per share – Class A2	$13.94
Net assets–Class C	$16,871,381
Shares outstanding–Class C1	1,275,951
Net asset value per share–Class C	$13.22
Net assets–Administrator Class	$12,431,292
Shares outstanding–Administrator Class[1]	913,930
Net asset value per share–Administrator Class	$13.60
Net assets–Institutional Class	$159,958,952
Shares outstanding–Institutional Class[1]	12,126,328
Net asset value per share–Institutional Class	$13.19
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Asset Allocation Fund | 13

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Interest allocated from affiliated Master Portfolios	$8,301,204
Dividends allocated from affiliated Master Portfolios (net of foreign withholding taxes of $455,888)	4,946,409
Dividends from unaffiliated securities	2,031,905
Affiliated income allocated from affiliated Master Portfolios	473,193
Interest	387,767
Dividends from affiliated Underlying Funds	258,590
Expenses allocated from affiliated Master Portfolios	(2,395,241)
Waivers allocated from affiliated Master Portfolios	246,370
Total investment income	14,250,197
Expenses
Management fee	1,824,336
Administration fees
Class A	1,102,300
Class C	17,701
Class R	241 [1]
Administrator Class	8,365
Institutional Class	106,509
Shareholder servicing fees
Class A	1,366,422
Class C	21,874
Class R	279 [1]
Administrator Class	15,933
Distribution fees
Class C	65,451
Class R	267 [1]
Custody and accounting fees	2
Professional fees	20,556
Registration fees	37,391
Shareholder report expenses	56,023
Trustees’ fees and expenses	10,626
Other fees and expenses	14,076
Total expenses	4,668,352
Less: Fee waivers and/or expense reimbursements
Fund-level	(562,679)
Administrator Class	(4,258)
Net expenses	4,101,415
Net investment income	10,148,782
1 For the period from June 1, 2023 to June  16, 2023. Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Asset Allocation Fund

Statement of operations—six months ended November 30, 2023 (unaudited)

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Investments allocated from affiliated Master Portfolios	$24,263,923
Affiliated Underlying Funds	(1,264,069)
Unaffiliated securities	(297,702)
Foreign currency and foreign currency translations	17,108
Futures contracts	8,871,890
Net realized gains on investments	31,591,150
Net change in unrealized gains (losses) on
Investments allocated from affiliated Master Portfolios	2,586,216
Affiliated Underlying Funds	19,587,628
Unaffiliated securities	3,178,451
Futures contracts	(6,453,506)
Net change in unrealized gains (losses) on investments	18,898,789
Net realized and unrealized gains (losses) on investments	50,489,939
Net increase in net assets resulting from operations	$60,638,721
The accompanying notes are an integral part of these financial statements.
Allspring Asset Allocation Fund | 15

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)		Year ended May 31, 2023
Operations
Net investment income		$10,148,782		$22,429,903
Net realized gains (losses) on investments		31,591,150		(20,005,630)
Net change in unrealized gains (losses) on investments		18,898,789		(31,925,204)
Net increase (decrease) in net assets resulting from operations		60,638,721		(29,500,931)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(59,268,484)
Class C		0		(417,954)
Class R		0 [1]		(104,644)
Administrator Class		0		(824,492)
Institutional Class		0		(9,997,099)
Tax basis return of capital
Class A		0		(10,824,660)
Class C		0		(221,191)
Class R		0 [1]		(21,404)
Administrator Class		0		(142,749)
Institutional Class		0		(1,748,098)
Total distributions to shareholders		0		(83,570,775)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	445,270	5,715,448	1,813,537	23,018,937
Class C	38,426	489,200	124,931	1,564,255
Class R	335 [1]	4,290 [1]	22,912	291,574
Administrator Class	9,975	133,645	26,450	347,283
Institutional Class	457,256	5,887,151	1,188,690	15,093,300
		12,229,734		40,315,349
Reinvestment of distributions
Class A	0	0	5,117,002	63,358,699
Class C	0	0	49,303	621,218
Class R	0 [1]	0 [1]	9,646	119,256
Administrator Class	0	0	68,903	881,772
Institutional Class	0	0	736,589	9,131,361
		0		74,112,306
Payment for shares redeemed
Class A	(5,781,623)	(74,347,642)	(13,420,146)	(169,645,607)
Class C	(244,999)	(3,180,324)	(1,018,638)	(12,896,313)
Class R	(7,336)[1]	(93,180)[1]	(66,642)	(856,905)
Administrator Class	(94,526)	(1,255,613)	(417,160)	(5,415,295)
Institutional Class	(1,627,644)	(21,018,853)	(4,693,101)	(59,574,954)
		(99,895,612)		(248,389,074)
1 For the period from June 1, 2023 to June 16, 2023
The accompanying notes are an integral part of these financial statements.
16 | Allspring Asset Allocation Fund

Statement of changes in net assets

	Six months ended November 30, 2023 (unaudited)		Year ended May 31, 2023
	Shares		Shares
Share conversions
Class A	170,297 [2]	$2,215,824 [2]	0	$0
Class R	(170,723)[2]	(2,215,824)[2]	0	0
		0		0
Net decrease in net assets resulting from capital share transactions		(87,665,878)		(133,961,419)
Total decrease in net assets		(27,027,157)		(247,033,125)
Net assets
Beginning of period		1,296,099,628		1,543,132,753
End of period		$1,269,072,471		$1,296,099,628
2 Effective at the close of business on June 16, 2023, Class R shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Asset Allocation Fund | 17

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31				Year ended April 30
Class A		2023	2022	2021	2020[1]	2020	2019
Net asset value, beginning of period	$12.54	$13.56	$16.90	$13.57	$13.12	$13.49	$14.33
Net investment income	0.10 [2]	0.20 [2]	0.18 [2]	0.18 [2]	0.02	0.21 [2]	0.15 [2]
Payment from affiliate	0.00	0.00	0.00	0.00 [3]	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.50	(0.43)	(1.20)	3.75	0.43	(0.36)	0.04
Total from investment operations	0.60	(0.23)	(1.02)	3.93	0.45	(0.15)	0.19
Distributions to shareholders from
Net investment income	0.00	(0.30)	(0.18)	(0.41)	0.00	(0.06)	(0.06)
Net realized gains	0.00	(0.37)	(2.14)	(0.19)	0.00	(0.16)	(0.97)
Tax basis return of capital	0.00	(0.12)	0.00	0.00	0.00	0.00	0.00
Total distributions to shareholders	0.00	(0.79)	(2.32)	(0.60)	0.00	(0.22)	(1.03)
Net asset value, end of period	$13.14	$12.54	$13.56	$16.90	$13.57	$13.12	$13.49
Total return[4]	4.78%	(1.54)%	(7.42)%	29.45%[5]	3.43%	(1.26)%	1.96%
Ratios to average net assets (annualized)
Gross expenses	1.09%*	1.11%*	1.09%*	1.14%*	1.21%*	1.22%*	1.18%*,6
Net expenses	1.00%*	1.04%*	1.04%*	1.04%*	1.05%*	1.05%*	1.04%*,6
Net investment income	1.54%*	1.60%*	1.15%*	1.19%*	1.22%*	1.54%*	1.08%*,6
Supplemental data
Portfolio turnover rate[7]	51%	106%	111%	137%	13%	109%	189%
Net assets, end of period (000s omitted)	$1,079,811	$1,095,066	$1,272,420	$1,542,707	$1,287,856	$1,253,699	$1,472,484

*
Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2023 (unaudited)	0.33%
Year ended May 31, 2023	0.35%
Year ended May 31, 2022	0.34%
Year ended May 31, 2021	0.38%
Year ended May 31, 2020[1]	0.45%
Year ended April 30, 2020	0.45%
Year ended April 30, 2019	0.40%

[1]	For the one month ended May 31, 2020. The Fund changed its fiscal year end from April 30 to May 31, effective May 31, 2020.
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	For year ended May 31, 2021, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return.
[6]	Ratios did not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust did not have any net expenses.
[7]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
18 | Allspring Asset Allocation Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31				Year ended April 30
Class C		2023	2022	2021	2020[1]	2020	2019
Net asset value, beginning of period	$12.66	$13.34	$16.60	$13.01	$12.58	$12.99	$13.87
Net investment income	0.05 [2]	0.11 [2]	0.06 [2]	0.06 [2]	0.01 [2]	0.11 [2]	0.03 [2]
Payment from affiliate	0.00	0.00	0.00	0.17	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.51	(0.42)	(1.18)	3.54	0.42	(0.36)	0.06
Total from investment operations	0.56	(0.31)	(1.12)	3.77	0.43	(0.25)	0.09
Distributions to shareholders from
Net realized gains	0.00	(0.25)	(2.14)	(0.18)	0.00	(0.16)	(0.97)
Tax basis return of capital	0.00	(0.12)	0.00	0.00	0.00	0.00	0.00
Total distributions to shareholders	0.00	(0.37)	(2.14)	(0.18)	0.00	(0.16)	(0.97)
Net asset value, end of period	$13.22	$12.66	$13.34	$16.60	$13.01	$12.58	$12.99
Total return[3]	4.42%	(2.34)%	(8.08)%	29.19%[4]	3.42%	(2.02)%	1.21%
Ratios to average net assets (annualized)
Gross expenses	1.84%*	1.85%*	1.83%*	1.89%*	1.96%*	1.97%*	1.92%*,5
Net expenses	1.75%*	1.79%*	1.78%*	1.79%*	1.79%*	1.80%*	1.78%*,5
Net investment income	0.80%*	0.83%*	0.38%*	0.43%*	0.47%*	0.82%*	0.23%*,5
Supplemental data
Portfolio turnover rate[6]	51%	106%	111%	137%	13%	109%	189%
Net assets, end of period (000s omitted)	$16,871	$18,774	$31,038	$52,586	$118,081	$120,029	$237,096

*
Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2023 (unaudited)	0.33%
Year ended May 31, 2023	0.35%
Year ended May 31, 2022	0.34%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020[1]	0.44%
Year ended April 30, 2020	0.45%
Year ended April 30, 2019	0.38%

[1]	For the one month ended May 31, 2020. The Fund changed its fiscal year end from April 30 to May 31, effective May 31, 2020.
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	For year ended May 31, 2021, the Fund received a payment from an affiliate which had a 1.29% impact on the total return.
[5]	Ratios did not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust did not have any net expenses.
[6]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Allspring Asset Allocation Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31				Year ended April 30
Administrator Class		2023	2022	2021	2020[1]	2020	2019
Net asset value, beginning of period	$12.97	$13.89	$17.25	$13.75	$13.29	$13.66	$14.49
Net investment income	0.11 [2]	0.23 [2]	0.21 [2]	0.21 [2]	0.02 [2]	0.24 [2]	0.16 [2]
Payment from affiliate	0.00	0.00	0.00	0.12	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.52	(0.31)	(1.22)	3.81	0.44	(0.37)	0.06
Total from investment operations	0.63	(0.08)	(1.01)	4.14	0.46	(0.13)	0.22
Distributions to shareholders from
Net investment income	0.00	(0.33)	(0.21)	(0.45)	0.00	(0.08)	(0.08)
Net realized gains	0.00	(0.39)	(2.14)	(0.19)	0.00	(0.16)	(0.97)
Tax basis return of capital	0.00	(0.12)	0.00	0.00	0.00	0.00	0.00
Total distributions to shareholders	0.00	(0.84)	(2.35)	(0.64)	0.00	(0.24)	(1.05)
Net asset value, end of period	$13.60	$12.97	$13.89	$17.25	$13.75	$13.29	$13.66
Total return[3]	4.86%	(0.39)%[4]	(7.21)%	30.62%[5]	3.46%	(1.08)%	2.18%
Ratios to average net assets (annualized)
Gross expenses	1.02%*	1.02%*	1.01%*	1.06%*	1.13%*	1.14%*	1.08%*,6
Net expenses	0.86%*	0.86%*	0.86%*	0.87%*	0.86%*	0.86%*	0.86%*,6
Net investment income	1.68%*	1.78%*	1.32%*	1.36%*	1.40%*	1.74%*	1.17%*,6
Supplemental data
Portfolio turnover rate[7]	51%	106%	111%	137%	13%	109%	189%
Net assets, end of period (000s omitted)	$12,431	$12,949	$18,332	$25,026	$21,628	$21,316	$31,610

*
Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2023 (unaudited)	0.33%
Year ended May 31, 2023	0.35%
Year ended May 31, 2022	0.34%
Year ended May 31, 2021	0.38%
Year ended May 31, 2020[1]	0.45%
Year ended April 30, 2020	0.44%
Year ended April 30, 2019	0.38%

[1]	For the one month ended May 31, 2020. The Fund changed its fiscal year end from April 30 to May 31, effective May 31, 2020.
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	During the year ended May 31, 2023, the Fund received payments from a service provider which had a 1.28% impact on the total return.
[5]	For year ended May 31, 2021, the Fund received a payment from an affiliate which had a 0.90% impact on the total return.
[6]	Ratios did not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust did not have any net expenses.
[7]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
20 | Allspring Asset Allocation Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31				Year ended April 30
Institutional Class		2023	2022	2021	2020[1]	2020	2019
Net asset value, beginning of period	$12.57	$13.60	$16.94	$13.61	$13.14	$13.52	$14.36
Net investment income	0.12 [2]	0.25 [2]	0.24 [2]	0.24	0.02 [2]	0.26 [2]	0.19 [2]
Net realized and unrealized gains (losses) on investments	0.50	(0.44)	(1.20)	3.74	0.45	(0.38)	0.05
Total from investment operations	0.62	(0.19)	(0.96)	3.98	0.47	(0.12)	0.24
Distributions to shareholders from
Net investment income	0.00	(0.35)	(0.24)	(0.46)	0.00	(0.10)	(0.11)
Net realized gains	0.00	(0.37)	(2.14)	(0.19)	0.00	(0.16)	0.97
Tax basis return of capital	0.00	(0.12)	0.00	0.00	0.00	0.00	0.00
Total distributions to shareholders	0.00	(0.84)	(2.38)	(0.65)	0.00	(0.26)	(1.08)
Net asset value, end of period	$13.19	$12.57	$13.60	$16.94	$13.61	$13.14	$13.52
Total return[3]	4.93%	(1.21)%	(7.10)%	29.76%	3.58%	(1.01)%	2.39%
Ratios to average net assets (annualized)
Gross expenses	0.77%*	0.78%*	0.76%*	0.81%*	0.88%*	0.89%*	0.84%*,4
Net expenses	0.68%*	0.71%*	0.71%*	0.71%*	0.72%*	0.72%*	0.69%*,4
Net investment income	1.87%*	1.92%*	1.48%*	1.52%*	1.55%*	1.88%*	1.34%*,4
Supplemental data
Portfolio turnover rate[5]	51%	106%	111%	137%	13%	109%	189%
Net assets, end of period (000s omitted)	$159,959	$167,088	$218,479	$266,822	$231,652	$227,529	$311,958

*
Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2023 (unaudited)	0.33%
Year ended May 31, 2023	0.35%
Year ended May 31, 2022	0.34%
Year ended May 31, 2021	0.38%
Year ended May 31, 2020[1]	0.45%
Year ended April 30, 2020	0.45%
Year ended April 30, 2019	0.38%

[1]	For the one month ended May 31, 2020. The Fund changed its fiscal year end from April 30 to May 31, effective May 31, 2020.
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Ratios did not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust did not have any net expenses.
[5]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Allspring Asset Allocation Fund | 21

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a fund-of-funds that invests in various affiliated mutual funds (“Underlying Funds”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated Underlying Funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investments in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Allspring Master Trust. The financial statements for all other affiliated Underlying Funds are also publicly available on the SEC website at sec.gov.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate  risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in
22 | Allspring Asset Allocation Fund

Notes to financial statements (unaudited)
the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolios are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $1,201,353,757 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$134,137,948
Gross unrealized losses	(80,273,579)
Net unrealized gains	$53,864,369
As of May 31, 2023, the Fund had capital loss carryforwards which consisted of $29,344,768 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Asset Allocation Fund | 23

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$324,326,200	$0	$0	$324,326,200
Investments measured at net asset value*				930,865,245
	324,326,200	0	0	1,255,191,445
Futures contracts	4,461,119	0	0	4,461,119
Total assets	$328,787,319	$0	$0	$1,259,652,564
Liabilities
Futures contracts	$4,434,438	$0	$0	$4,434,438
Total liabilities	$4,434,438	$0	$0	$4,434,438

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of
Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $930,865,245. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
At November 30, 2023, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Large Company Value Portfolio	Seeks long-term capital appreciation
Allspring Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Growth Portfolio	Seeks long-term capital appreciation
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
24 | Allspring Asset Allocation Fund

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.300%
Next $500 million	0.280
Next $2 billion	0.260
Next $2 billion	0.240
Next $5 billion	0.230
Over $10 billion	0.220
For the six months ended November 30, 2023, the advisory fee was equivalent to an annual rate of 0.28% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.
Allspring Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R	0.21
Administrator Class	0.13
Institutional Class	0.13
Prior to June 30, 2023, the class-level administration fee for Class A and Class C was 0.21% of its respective average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolios are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of November 30, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	1.12%
Class C	1.87
Administrator Class	0.95
Institutional Class	0.80
Prior to June 30, 2023, the Fund’s expenses were capped at 1.13% for Class A shares and 1.88% for Class C shares.
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares and up to 0.25% of the average daily net assets of Class R shares.
Allspring Asset Allocation Fund | 25

Notes to financial statements (unaudited)
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2023, Allspring Funds Distributor received $9,503 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing in various affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio at the end of the period by the corresponding affiliated Master Portfolio’s purchases and sales. Purchase and sales in affiliated Underlying Funds and unaffiliated securities in which the Fund invests are actual purchases and sales of those investments. Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2023 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$108,235,754	$522,307,086	$106,670,343	$658,697,658
6.
DERIVATIVE TRANSACTIONS
During the six months ended November 30, 2023, the Fund entered into futures contracts for hedging purposes. The Fund had an average notional amount of $391,426,776 in long futures contracts and $371,844,453 in short futures contracts during the six months ended November 30, 2023.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of November 30, 2023 by primary risk type on the Statement of Assets and Liabilities was as follows for the Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$889,630 *	$3,519,031 *	$52,458 *	$4,461,119
Liability derivatives
Futures contracts	$60,805 *	$2,043,699 *	$2,329,934 *	$4,434,438

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of November 30, 2023 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2023 was as follows:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Net realized gains (losses) on derivatives
Futures contracts	$2,110,751	$10,184,967	$(3,423,828)	$8,871,890
Net change in unrealized gains (losses) on derivatives
Futures contracts	$672,409	$(6,917,418)	$(208,497)	$(6,453,506)
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Fund under the agreement.
26 | Allspring Asset Allocation Fund

Notes to financial statements (unaudited)
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Asset Allocation Fund | 27

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

28 | Allspring Asset Allocation Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Asset Allocation Fund | 29

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

30 | Allspring Asset Allocation Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Asset Allocation Fund | 31

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-12052023-f1wvahr1 01-24
SAR4312 11-23

Allspring C&B Large Cap Value Fund
Semi-Annual Report
November 30, 2023

The views expressed and any forward-looking statements are as of November 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring C&B Large Cap Value Fund  | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring C&B Large Cap Value Fund for the six-month period that ended November 30, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 10.17%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.07% while the MSCI EM Index (Net) (USD)3 returned 4.60%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -0.80%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 0.63%, the Bloomberg Municipal Bond Index6 returned 2.29%, and the ICE BofA U.S. High Yield Index7 returned 5.53%.
Affected by high inflation and central bank rate hikes, markets were volatile.
The six-month period began in June with the Federal Reserve’s (Fed’s) first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)8, while continuing to decline, remained stubbornly high in June at 4.8%—well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls continuing to grow in June, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a good month for stocks, while bonds had more muted but positive monthly returns overall. More volatile sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Core Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring C&B Large Cap Value Fund

Letter to shareholders (unaudited)
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI1 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index2 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its November meeting.
1
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring C&B Large Cap Value Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring C&B Large Cap Value Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 At a meeting held November 13-15, 2023, the Board of Trustees approved a number of changes to the Allspring C&B Large
Cap Value Fund (the “Fund”) and the Allspring C&B Large Cap Value Portfolio, the master portfolio in which the Fund invests substantially all of its assets, including:

• changing the Fund’s name to the Allspring Large Cap Value Fund and the master portfolio’s name to the Allspring Large Cap Value Portfolio;
• modifying the Fund’s and the master portfolio’s principal investment strategy to allow it to invest up to 20% of its total assets in equity securities of foreign issuers through ADRs and similar investments; and

• switching the master portfolio’s sub-adviser from Cooke & Bieler, L.P. to Allspring Global Investments, LLC.
These changes as expected to become effective on or about March 4, 2024.
Allspring C&B Large Cap Value Fund | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Manager	Allspring Funds Management, LLC
Subadviser for the affiliated master portfolio*	Cooke & Bieler, L.P.
Portfolio managers	Andrew B. Armstrong, CFA, Wesley Lim, CFA, Steve Lyons, CFA, Michael M. Meyer, CFA, Edward W. O’Connor, CFA, R. James O’Neil, CFA, Mehul Trivedi, CFA, William Weber, CFA

Average annual total returns (%) as of November 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (CBEAX)	7-26-2004	-0.83	7.86	8.08	5.22	9.15	8.72	1.21	1.07
Class C (CBECX)	7-26-2004	3.43	8.31	8.07	4.43	8.31	8.07	1.96	1.82
Class R6 (CBEJX)[3]	10-31-2016	–	–	–	5.68	9.61	9.15	0.79	0.65
Administrator Class (CBLLX)	7-26-2004	–	–	–	5.37	9.24	8.85	1.14	1.00
Institutional Class (CBLSX)	7-26-2004	–	–	–	5.57	9.50	9.11	0.89	0.75
Russell 3000® Index[4]	–	–	–	–	12.61	11.77	11.19	–	–
Russell 1000® Value Index[5]	–	–	–	–	1.36	7.52	8.09	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.07% for Class A, 1.82% for Class C, 0.65% for Class R6, 1.00% for Administrator Class and 0.75% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers)
as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[5]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Consult the Fund’s prospectus for additional information on these and other risks.

*
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring C&B Large Cap Value Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of November 30, 2023[1]
Brookfield Corp. Class A	3.49
AerCap Holdings NV	3.42
Open Text Corp.	3.10
State Street Corp.	2.63
London Stock Exchange Group PLC	2.57
Omnicom Group, Inc.	2.55
Gildan Activewear, Inc.	2.54
JPMorgan Chase & Co.	2.45
Fidelity National Financial, Inc.	2.44
Globe Life, Inc.	2.41

[1]
Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of November 30, 2023[1]

[1]
Figures represent the sector allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Allspring C&B Large Cap Value Fund  | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2023 to November 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2023	Ending account value 11-30-2023	Expenses paid during the period[1], [2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$1,093.80	$5.60	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	$5.40	1.07%
Class C
Actual	$1,000.00	$1,089.20	$9.51	1.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.90	$9.17	1.82%
Class R6
Actual	$1,000.00	$1,095.80	$3.41	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	$3.29	0.65%
Administrator Class
Actual	$1,000.00	$1,095.20	$5.24	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.05	1.00%
Institutional Class
Actual	$1,000.00	$1,095.80	$3.93	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	$3.79	0.75%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

8 | Allspring C&B Large Cap Value Fund

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

		Value
Investment companies: 100.32%
Affiliated master portfolio: 100.32%
Allspring C&B Large Cap Value Portfolio		$206,130,242
Total investment companies (Cost $173,417,379)		206,130,242
Total investments in securities (Cost $173,417,379)	100.32%	206,130,242
Other assets and liabilities, net	(0.32)	(658,625)
Total net assets	100.00%	$205,471,617
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Value, end of period
Allspring C&B Large Cap Value Portfolio	78.60%	79.04%	$9,406,841	$7,376,589	$2,537,211	$1,822	$139,539	$206,130,242
The accompanying notes are an integral part of these financial statements.
Allspring C&B Large Cap Value Fund | 9

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $173,417,379)	$206,130,242
Receivable for Fund shares sold	483,257
Receivable from manager	16,080
Prepaid expenses and other assets	102,278
Total assets	206,731,857
Liabilities
Payable for Fund shares redeemed	1,177,913
Administration fees payable	24,735
Distribution fee payable	2,064
Trustees’ fees and expenses payable	963
Accrued expenses and other liabilities	54,565
Total liabilities	1,260,240
Total net assets	$205,471,617
Net assets consist of
Paid-in capital	$152,124,641
Total distributable earnings	53,346,976
Total net assets	$205,471,617
Computation of net asset value and offering price per share
Net assets–Class A	$78,731,971
Shares outstanding–Class A1	6,248,842
Net asset value per share–Class A	$12.60
Maximum offering price per share – Class A2	$13.37
Net assets–Class C	$3,492,128
Shares outstanding–Class C1	283,126
Net asset value per share–Class C	$12.33
Net assets–Class R6	$15,752,461
Shares outstanding–Class R6[1]	1,240,095
Net asset value per share–Class R6	$12.70
Net assets–Administrator Class	$3,591,637
Shares outstanding–Administrator Class[1]	284,004
Net asset value per share–Administrator Class	$12.65
Net assets–Institutional Class	$103,903,420
Shares outstanding–Institutional Class[1]	8,179,419
Net asset value per share–Institutional Class	$12.70
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
10 | Allspring C&B Large Cap Value Fund

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $63,505)	$2,537,211
Affiliated income allocated from affiliated Master Portfolio	139,539
Interest allocated from affiliated Master Portfolio	1,822
Expenses allocated from affiliated Master Portfolio	(716,933)
Waivers allocated from affiliated Master Portfolio	51,489
Total investment income	2,013,128
Expenses
Management fee	52,004
Administration fees
Class A	80,642
Class C	3,486
Class R6	2,462
Administrator Class	2,677
Institutional Class	67,613
Shareholder servicing fees
Class A	100,006
Class C	4,283
Administrator Class	5,149
Distribution fee
Class C	12,853
Custody and accounting fees	2,495
Professional fees	21,551
Registration fees	18,382
Shareholder report expenses	16,171
Trustees’ fees and expenses	12,075
Other fees and expenses	2,005
Total expenses	403,854
Less: Fee waivers and/or expense reimbursements
Fund-level	(145,127)
Net expenses	258,727
Net investment income	1,754,401
Realized and unrealized gains (losses) on investments
Net realized gains on investments allocated from affiliated Master Portfolio	9,279,352
Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	7,504,078
Net realized and unrealized gains (losses) on investments	16,783,430
Net increase in net assets resulting from operations	$18,537,831
The accompanying notes are an integral part of these financial statements.
Allspring C&B Large Cap Value Fund | 11

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)		Year ended May 31, 2023
Operations
Net investment income		$1,754,401		$2,921,729
Net realized gains on investments		9,279,352		19,848,834
Net change in unrealized gains (losses) on investments		7,504,078		(33,458,109)
Net increase (decrease) in net assets resulting from operations		18,537,831		(10,687,546)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(16,304,617)
Class C		0		(740,826)
Class R6		0		(3,797,016)
Administrator Class		0		(1,047,406)
Institutional Class		0		(21,328,025)
Total distributions to shareholders		0		(43,217,890)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	139,352	1,717,668	415,820	5,265,311
Class C	20,112	233,816	96,897	1,168,445
Class R6	90,404	1,135,535	123,974	1,716,518
Administrator Class	1,486	18,316	3,961	50,313
Institutional Class	685,331	8,513,914	1,322,276	17,070,664
		11,619,249		25,271,251
Reinvestment of distributions
Class A	0	0	1,348,065	16,067,784
Class C	0	0	63,426	740,826
Class R6	0	0	148,681	1,785,702
Administrator Class	0	0	53,517	639,939
Institutional Class	0	0	1,765,170	21,195,384
		0		40,429,635
Payment for shares redeemed
Class A	(594,372)	(7,278,785)	(1,910,541)	(24,861,078)
Class C	(43,749)	(531,006)	(134,315)	(1,653,300)
Class R6	(188,565)	(2,351,049)	(510,778)	(6,892,525)
Administrator Class	(88,993)	(1,112,204)	(89,944)	(1,125,103)
Institutional Class	(1,019,345)	(12,561,929)	(3,362,511)	(44,116,398)
		(23,834,973)		(78,648,404)
Net decrease in net assets resulting from capital share transactions		(12,215,724)		(12,947,518)
Total increase (decrease) in net assets		6,322,107		(66,852,954)
Net assets
Beginning of period		199,149,510		266,002,464
End of period		$205,471,617		$199,149,510
The accompanying notes are an integral part of these financial statements.
12 | Allspring C&B Large Cap Value Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.52	$14.82	$17.16	$11.49	$13.01	$13.91
Net investment income	0.09 [1]	0.15 [1]	0.11	0.10	0.12	0.11
Net realized and unrealized gains (losses) on investments	0.99	(0.71)	(0.34)	6.29	(0.33)	0.02
Total from investment operations	1.08	(0.56)	(0.23)	6.39	(0.21)	0.13
Distributions to shareholders from
Net investment income	0.00	(0.14)	(0.11)	(0.11)	(0.13)	(0.12)
Net realized gains	0.00	(2.60)	(2.00)	(0.61)	(1.18)	(0.91)
Total distributions to shareholders	0.00	(2.74)	(2.11)	(0.72)	(1.31)	(1.03)
Net asset value, end of period	$12.60	$11.52	$14.82	$17.16	$11.49	$13.01
Total return[2]	9.38%	(4.19)%	(1.37)%	56.98%	(3.61)%	1.33%
Ratios to average net assets (annualized)*
Gross expenses	1.21%	1.22%	1.19%	1.24%	1.27%	1.23%
Net expenses	1.07%	1.08%	1.07%	1.07%	1.07%	1.08%
Net investment income	1.50%	1.13%	0.69%	0.73%	0.92%	0.83%
Supplemental data
Portfolio turnover rate[3]	10%	29%	32%	38%	33%	47%
Net assets, end of period (000s omitted)	$78,732	$77,198	$101,496	$102,332	$70,680	$79,172

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.64%
Year ended May 31, 2023	0.64%
Year ended May 31, 2022	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring C&B Large Cap Value Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.32	$14.61	$16.97	$11.36	$12.87	$13.75
Net investment income (loss)	0.05 [1]	0.05 [1]	(0.01)	(0.03)	0.02 [1]	0.01 [1]
Net realized and unrealized gains (losses) on investments	0.96	(0.69)	(0.35)	6.25	(0.35)	0.03
Total from investment operations	1.01	(0.64)	(0.36)	6.22	(0.33)	0.04
Distributions to shareholders from
Net investment income	0.00	(0.05)	0.00	0.00	0.00	(0.01)
Net realized gains	0.00	(2.60)	(2.00)	(0.61)	(1.18)	(0.91)
Total distributions to shareholders	0.00	(2.65)	(2.00)	(0.61)	(1.18)	(0.92)
Net asset value, end of period	$12.33	$11.32	$14.61	$16.97	$11.36	$12.87
Total return[2]	8.92%	(4.85)%	(2.22)%	55.94%	(4.41)%	0.61%
Ratios to average net assets (annualized)*
Gross expenses	1.95%	1.97%	1.94%	1.99%	2.02%	1.97%
Net expenses	1.82%	1.83%	1.83%	1.83%	1.83%	1.83%
Net investment income (loss)	0.76%	0.36%	(0.08)%	(0.04)%	0.16%	0.07%
Supplemental data
Portfolio turnover rate[3]	10%	29%	32%	38%	33%	47%
Net assets, end of period (000s omitted)	$3,492	$3,471	$4,103	$4,719	$3,576	$5,098

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.64%
Year ended May 31, 2023	0.64%
Year ended May 31, 2022	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
14 | Allspring C&B Large Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.59	$14.90	$17.24	$11.53	$13.06	$13.97
Net investment income	0.12 [1]	0.20 [1]	0.18 [1]	0.16 [1]	0.18 [1]	0.18 [1]
Net realized and unrealized gains (losses) on investments	0.99	(0.70)	(0.34)	6.32	(0.33)	0.00 [2]
Total from investment operations	1.11	(0.50)	(0.16)	6.48	(0.15)	0.18
Distributions to shareholders from
Net investment income	0.00	(0.21)	(0.18)	(0.16)	(0.20)	(0.18)
Net realized gains	0.00	(2.60)	(2.00)	(0.61)	(1.18)	(0.91)
Total distributions to shareholders	0.00	(2.81)	(2.18)	(0.77)	(1.38)	(1.09)
Net asset value, end of period	$12.70	$11.59	$14.90	$17.24	$11.53	$13.06
Total return[3]	9.58%	(3.75)%	(0.98)%	57.75%	(3.25)%	1.74%
Ratios to average net assets (annualized)*
Gross expenses	0.79%	0.78%	0.76%	0.82%	0.84%	0.79%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.92%	1.55%	1.11%	1.14%	1.33%	1.27%
Supplemental data
Portfolio turnover rate[4]	10%	29%	32%	38%	33%	47%
Net assets, end of period (000s omitted)	$15,752	$15,505	$23,487	$47,301	$37,859	$68,366

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.64%
Year ended May 31, 2023	0.64%
Year ended May 31, 2022	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring C&B Large Cap Value Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.55	$14.86	$17.20	$11.51	$13.03	$13.92
Net investment income	0.10 [1]	0.16 [1]	0.12 [1]	0.11 [1]	0.13 [1]	0.12 [1]
Net realized and unrealized gains (losses) on investments	1.00	(0.72)	(0.33)	6.30	(0.33)	0.02
Total from investment operations	1.10	(0.56)	(0.21)	6.41	(0.20)	0.14
Distributions to shareholders from
Net investment income	0.00	(0.15)	(0.13)	(0.11)	(0.14)	(0.12)
Net realized gains	0.00	(2.60)	(2.00)	(0.61)	(1.18)	(0.91)
Total distributions to shareholders	0.00	(2.75)	(2.13)	(0.72)	(1.32)	(1.03)
Net asset value, end of period	$12.65	$11.55	$14.86	$17.20	$11.51	$13.03
Total return[2]	9.52%	(4.18)%	(1.29)%	57.12%	(3.56)%	1.44%
Ratios to average net assets (annualized)*
Gross expenses	1.14%	1.14%	1.11%	1.17%	1.19%	1.15%
Net expenses	1.00%	1.00%	0.99%	0.99%	0.99%	1.00%
Net investment income	1.57%	1.21%	0.76%	0.81%	1.00%	0.90%
Supplemental data
Portfolio turnover rate[3]	10%	29%	32%	38%	33%	47%
Net assets, end of period (000s omitted)	$3,592	$4,292	$6,001	$5,980	$6,167	$9,274

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.64%
Year ended May 31, 2023	0.64%
Year ended May 31, 2022	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
16 | Allspring C&B Large Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.59	$14.90	$17.24	$11.53	$13.05	$13.96
Net investment income	0.11 [1]	0.19 [1]	0.16	0.15	0.16	0.14
Net realized and unrealized gains (losses) on investments	1.00	(0.71)	(0.34)	6.32	(0.33)	0.02
Total from investment operations	1.11	(0.52)	(0.18)	6.47	(0.17)	0.16
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.16)	(0.15)	(0.17)	(0.16)
Net realized gains	0.00	(2.60)	(2.00)	(0.61)	(1.18)	(0.91)
Total distributions to shareholders	0.00	(2.79)	(2.16)	(0.76)	(1.35)	(1.07)
Net asset value, end of period	$12.70	$11.59	$14.90	$17.24	$11.53	$13.05
Total return[2]	9.58%	(3.92)%	(1.08)%	57.58%	(3.33)%	1.64%
Ratios to average net assets (annualized)*
Gross expenses	0.89%	0.89%	0.86%	0.91%	0.94%	0.90%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.82%	1.45%	1.01%	1.05%	1.25%	1.17%
Supplemental data
Portfolio turnover rate[3]	10%	29%	32%	38%	33%	47%
Net assets, end of period (000s omitted)	$103,903	$98,683	$130,915	$156,330	$96,838	$108,613

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.64%
Year ended May 31, 2023	0.64%
Year ended May 31, 2022	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring C&B Large Cap Value Fund | 17

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring C&B Large Cap Value Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring C&B Large Cap Value Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of November 30, 2023, the Fund owned 79.04% of Allspring C&B Large Cap Value Portfolio.  The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2023 are included in this report and should be read in conjunction with the Fund’s financial statements.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
18 | Allspring C&B Large Cap Value Fund

Notes to financial statements (unaudited)
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $176,402,690 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$29,727,552
Gross unrealized losses	(0)
Net unrealized gains	$29,727,552
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
At November 30, 2023, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal	$206,130,242
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement.  Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations.  As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended November 30, 2023, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Prior to June 30, 2023, the class-level administration fee for Class A and Class C was 0.21% of its respective average daily net assets.
Allspring C&B Large Cap Value Fund | 19

Notes to financial statements (unaudited)
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of November 30, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	1.07%
Class C	1.82
Class R6	0.65
Administrator Class	1.00
Institutional Class	0.75
Prior to June 30, 2023, the Fund’s expenses were capped at 1.08% for Class A shares and 1.83% for Class C shares.
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2023, Allspring Funds Distributor received $213 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in the affiliated Master Portfolio.  Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio at the end of the period by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2023 were $20,904,904 and $33,194,622, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
Concentration risks result from exposure to a limited number of sectors. Through its investment in the affiliated Master Portfolio which may invest a substantial portion of its assets in any sectors, the Fund may in turn be more affected by changes in that sectors than a fund whose investments are not heavily weighted in any sectors. As of the end of the period, the Master Portfolio concentrated its portfolio in investments related to the financials sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without
20 | Allspring C&B Large Cap Value Fund

Notes to financial statements (unaudited)
the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring C&B Large Cap Value Fund | 21

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 95.77%
Communication services: 6.73%
Diversified telecommunication services: 1.80%
Verizon Communications, Inc.	122,400	$4,691,592
Entertainment: 2.38%
Warner Music Group Corp. Class A	187,200	6,198,192
Media: 2.55%
Omnicom Group, Inc.	82,550	6,656,007
Consumer discretionary: 9.09%
Distributors: 1.44%
LKQ Corp.	84,540	3,764,566
Household durables: 0.98%
Whirlpool Corp.	23,600	2,570,040
Leisure products: 1.69%
Hasbro, Inc.	95,010	4,409,414
Specialty retail: 1.85%
CarMax, Inc.†	75,280	4,813,403
Textiles, apparel & luxury goods: 3.13%
Gildan Activewear, Inc.	182,700	6,615,567
Hanesbrands, Inc.†	422,800	1,538,992
		8,154,559
Consumer staples: 7.33%
Food products: 2.70%
Ingredion, Inc.	26,260	2,691,387
Kraft Heinz Co.	123,680	4,342,405
		7,033,792
Personal care products: 2.78%
Kenvue, Inc.	113,273	2,315,300
Unilever PLC ADR	103,650	4,944,105
		7,259,405
Tobacco: 1.85%
Philip Morris International, Inc.	51,550	4,812,708
Energy: 5.91%
Oil, gas & consumable fuels: 5.91%
ConocoPhillips	48,760	5,635,193
EOG Resources, Inc.	39,910	4,911,724
Williams Cos., Inc.	132,100	4,859,959
		15,406,876
The accompanying notes are an integral part of these financial statements.
22 | Allspring C&B Large Cap Value Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Financials: 29.78%
Banks: 7.43%
Bank of America Corp.	110,700	$3,375,243
JPMorgan Chase & Co.	40,850	6,375,868
PNC Financial Services Group, Inc.	32,880	4,404,605
U.S. Bancorp	136,930	5,219,771
		19,375,487
Capital markets: 10.76%
Brookfield Corp. Class A	258,060	9,101,776
Charles Schwab Corp.	87,950	5,393,094
London Stock Exchange Group PLC ADR	234,800	6,710,584
State Street Corp.	94,120	6,853,819
		28,059,273
Consumer finance: 1.79%
Discover Financial Services	50,170	4,665,810
Financial services: 1.86%
Berkshire Hathaway, Inc. Class B†	13,520	4,867,200
Insurance: 7.94%
Allstate Corp.	17,540	2,418,240
Chubb Ltd.	24,550	5,632,506
Fidelity National Financial, Inc.	142,100	6,371,764
Globe Life, Inc.	51,000	6,279,630
		20,702,140
Health care: 12.23%
Health care equipment & supplies: 6.37%
Becton Dickinson & Co.	20,210	4,773,198
Dentsply Sirona, Inc.	183,250	5,818,187
Medtronic PLC	76,100	6,032,447
		16,623,832
Health care providers & services: 4.15%
HCA Healthcare, Inc.	21,710	5,437,921
Laboratory Corp. of America Holdings	24,780	5,375,030
		10,812,951
Pharmaceuticals: 1.71%
Johnson & Johnson	28,842	4,460,704
Industrials: 11.63%
Aerospace & defense: 1.37%
Woodward, Inc.	26,469	3,578,079
Commercial services & supplies: 1.97%
RB Global, Inc.	80,692	5,138,467
The accompanying notes are an integral part of these financial statements.
Allspring C&B Large Cap Value Portfolio | 23

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Electrical equipment: 1.58%
AMETEK, Inc.	26,450	$4,105,833
Machinery: 1.83%
Stanley Black & Decker, Inc.	52,610	4,782,249
Trading companies & distributors: 4.88%
AerCap Holdings NV†	130,600	8,909,532
Ashtead Group PLC	15,580	3,812,504
		12,722,036
Information technology: 7.59%
Electronic equipment, instruments & components: 4.49%
Arrow Electronics, Inc.†	46,450	5,507,113
TE Connectivity Ltd.	47,435	6,213,985
		11,721,098
Software: 3.10%
Open Text Corp.	201,120	8,072,957
Real estate: 3.65%
Real estate management & development: 1.98%
CBRE Group, Inc. Class A†	65,440	5,167,142
Specialized REITs : 1.67%
Crown Castle, Inc.	37,150	4,356,952
Utilities: 1.83%
Gas utilities: 1.83%
Atmos Energy Corp.	41,930	4,772,053
Total common stocks (Cost $200,272,495)		249,754,817

		Yield
Short-term investments: 3.88%
Investment companies: 3.88%
Allspring Government Money Market Fund Select Class♠∞		5.29%	10,122,147	10,122,147
Total short-term investments (Cost $10,122,147)				10,122,147
Total investments in securities (Cost $210,394,642)	99.65%			259,876,964
Other assets and liabilities, net	0.35			925,036
Total net assets	100.00%			$260,802,000

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
24 | Allspring C&B Large Cap Value Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,079,661	$34,768,809	$(29,726,323)	$0	$0	$10,122,147	10,122,147	$175,976
The accompanying notes are an integral part of these financial statements.
Allspring C&B Large Cap Value Portfolio | 25

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $200,272,495)	$249,754,817
Investments in affiliated securities, at value (cost $10,122,147)	10,122,147
Receivable for dividends	601,390
Receivable for investments sold	485,464
Prepaid expenses and other assets	2,422
Total assets	260,966,240
Liabilities
Advisory fee payable	123,901
Professional fees payable	17,849
Custody and accounting fees payable	15,105
Trustees’ fees and expenses payable	814
Accrued expenses and other liabilities	6,571
Total liabilities	164,240
Total net assets	$260,802,000
The accompanying notes are an integral part of these financial statements.
26 | Allspring C&B Large Cap Value Portfolio

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $80,175)	$3,201,801
Income from affiliated securities	175,976
Interest	2,298
Total investment income	3,380,075
Expenses
Advisory fee	852,314
Custody and accounting fees	2,694
Professional fees	26,569
Interest holder report expenses	4,556
Trustees’ fees and expenses	11,926
Other fees and expenses	6,077
Total expenses	904,136
Less: Fee waivers and/or expense reimbursements	(64,934)
Net expenses	839,202
Net investment income	2,540,873
Realized and unrealized gains (losses) on investments
Net realized gains on investments	11,723,637
Net change in unrealized gains (losses) on investments	9,690,026
Net realized and unrealized gains (losses) on investments	21,413,663
Net increase in net assets resulting from operations	$23,954,536
The accompanying notes are an integral part of these financial statements.
Allspring C&B Large Cap Value Portfolio | 27

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)	Year ended May 31, 2023
Operations
Net investment income	$2,540,873	$4,389,636
Net realized gains on investments	11,723,637	24,842,159
Net change in unrealized gains (losses) on investments	9,690,026	(41,838,078)
Net increase (decrease) in net assets resulting from operations	23,954,536	(12,606,283)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	5,191,774	9,137,304
Withdrawals	(21,559,458)	(76,376,645)
Net decrease in net assets resulting from capital transactions	(16,367,684)	(67,239,341)
Total increase (decrease) in net assets	7,586,852	(79,845,624)
Net assets
Beginning of period	253,215,148	333,060,772
End of period	$260,802,000	$253,215,148
The accompanying notes are an integral part of these financial statements.
28 | Allspring C&B Large Cap Value Portfolio

Financial highlights
Financial highlights

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
		2023	2022	2021	2020	2019
Total return[1]	9.65%	(3.77)%	(1.05)%	57.96%	(3.40)%	1.80%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.71%	0.69%	0.68%	0.68%	0.67%
Net expenses[2]	0.64%	0.64%	0.64%	0.64%	0.64%	0.67%
Net investment income	1.94%	1.56%	1.12%	1.16%	1.36%	1.27%
Supplemental data
Portfolio turnover rate	10%	29%	32%	38%	33%	47%

[1]	Returns for periods of less than one year are not annualized.
[2]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.
Allspring C&B Large Cap Value Portfolio | 29

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring C&B Large Cap Value Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $210,817,277 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$74,013,762
Gross unrealized losses	(24,954,075)
Net unrealized gains	$49,059,687
30 | Allspring C&B Large Cap Value Portfolio

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$17,545,791	$0	$0	$17,545,791
Consumer discretionary	23,711,982	0	0	23,711,982
Consumer staples	19,105,905	0	0	19,105,905
Energy	15,406,876	0	0	15,406,876
Financials	77,669,910	0	0	77,669,910
Health care	31,897,487	0	0	31,897,487
Industrials	30,326,664	0	0	30,326,664
Information technology	19,794,055	0	0	19,794,055
Real estate	9,524,094	0	0	9,524,094
Utilities	4,772,053	0	0	4,772,053
Short-term investments
Investment companies	10,122,147	0	0	10,122,147
Total assets	$259,876,964	$0	$0	$259,876,964
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At November 30, 2023, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.650%
Next $500 million	0.625
Next $1 billion	0.600
Next $2 billion	0.575
Next $4 billion	0.550
Next $4 billion	0.525
Next $4 billion	0.500
Over $16 billion	0.475
Allspring C&B Large Cap Value Portfolio | 31

Notes to financial statements (unaudited)
For the six months ended November 30, 2023, the advisory fee was equivalent to an annual rate of 0.65% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Cooke & Bieler, L.P., which is not an affiliate of Allspring Funds Management, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.38% and declining to 0.30% as the average daily net assets of the Fund increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended November 30, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2023 were $26,351,366 and $41,883,302, respectively.
6.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Portfolio under the agreement.
7.
CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in the financials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
32 | Allspring C&B Large Cap Value Portfolio

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring C&B Large Cap Value Fund | 33

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

34 | Allspring C&B Large Cap Value Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring C&B Large Cap Value Fund | 35

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

36 | Allspring C&B Large Cap Value Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-12052023-siyxhwho 01-24
SAR1863 11-23

Allspring Core Bond Fund
Semi-Annual Report
November 30, 2023

The views expressed and any forward-looking statements are as of November 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Core Bond Fund  | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Core Bond Fund for the six-month period that ended November 30, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 10.17%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.07% while the MSCI EM Index (Net) (USD)3 returned 4.60%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -0.80%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 0.63%, the Bloomberg Municipal Bond Index6 returned 2.29%, and the ICE BofA U.S. High Yield Index7 returned 5.53%.
Affected by high inflation and central bank rate hikes, markets were volatile.
The six-month period began in June with the Federal Reserve’s (Fed’s) first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)8, while continuing to decline, remained stubbornly high in June at 4.8%—well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls continuing to grow in June, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a good month for stocks, while bonds had more muted but positive monthly returns overall. More volatile sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Core Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring Core Bond Fund

Letter to shareholders (unaudited)
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI1 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index2 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its November meeting.
1
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Core Bond Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Core Bond Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring Core Bond Fund | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks total return, consisting of income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser for the affiliated master portfolio*	Allspring Global Investments, LLC
Portfolio managers	Maulik Bhansali, CFA, Jarad Vasquez

Average annual total returns (%) as of November 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (MBFAX)	10-31-2001	-3.32	-0.43	0.64	1.28	0.50	1.10	0.83	0.70
Class C (MBFCX)	10-31-2001	-0.41	-0.25	0.49	0.59	-0.25	0.49	1.58	1.45
Class R6 (WTRIX)	11-30-2012	–	–	–	1.70	0.92	1.51	0.46	0.33
Administrator Class (MNTRX)	6-30-1997	–	–	–	1.37	0.57	1.18	0.78	0.65
Institutional Class (MBFIX)	10-31-2001	–	–	–	1.65	0.87	1.47	0.51	0.38
Bloomberg U.S. Aggregate Bond Index[3]	–	–	–	–	1.18	0.71	1.37	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.70% for Class A, 1.45% for Class C, 0.33% for Class R6, 0.65% for Administrator Class and 0.38% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers)
as stated in the prospectuses.

[3]
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.–dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. This fund is exposed to foreign investment risk and mortgage-and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

*
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Core Bond Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of November 30, 2023[1]
U.S. Treasury Notes, 4.88%, 10-31-2028	3.21
FNMA, 6.00%, 12-13-2053	3.02
U.S. Treasury Notes, 4.63%, 11-15-2026	1.98
U.S. Treasury Bonds, 1.38%, 11-15-2040	1.92
U.S. Treasury Notes, 3.25%, 6-30-2029	1.61
GNMA, 6.50%, 12-20-2053	1.58
U.S. Treasury Bonds, 1.13%, 8-15-2040	1.57
U.S. Treasury Notes, 5.00%, 9-30-2025	1.39
U.S. Treasury Notes, 4.38%, 11-30-2028	1.24
U.S. Treasury Notes, 4.50%, 11-15-2033	1.21

[1]
Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio allocation as of November 30, 2023[1]

42%
Agency securities
26%
U.S. Treasury securities
18%
Corporate bonds and notes
7%
Asset-backed securities
4%
Yankee corporate bonds and notes
2%
Non-agency mortgage-backed securities
1%
Yankee government bonds

[1]
Figures represent the portfolio allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. Allocations are subject to change and may have changed since the date specified.

Allspring Core Bond Fund  | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2023 to November 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2023	Ending account value 11-30-2023	Expenses paid during the period[1], [2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$992.00	$3.49	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.54	0.70%
Class C
Actual	$1,000.00	$988.90	$7.21	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.31	1.45%
Class R6
Actual	$1,000.00	$994.00	$1.65	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.35	$1.67	0.33%
Administrator Class
Actual	$1,000.00	$992.50	$3.24	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	$3.29	0.65%
Institutional Class
Actual	$1,000.00	$993.70	$1.89	0.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	$1.92	0.38%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

8 | Allspring Core Bond Fund

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

		Value
Investment companies: 100.00%
Affiliated master portfolio: 100.00%
Allspring Core Bond Portfolio		$4,583,139,600
Total investment companies (Cost $4,801,528,971)		4,583,139,600
Total investments in securities (Cost $4,801,528,971)	100.00%	4,583,139,600
Other assets and liabilities, net	0.00	8,044
Total net assets	100.00%	$4,583,147,644
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Value, end of period
Allspring Core Bond Portfolio	95.76%	96.45%	$(138,516,235)	$22,569,338	$4,130,115	$94,739,947	$4,583,139,600
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Fund | 9

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $4,801,528,971)	$4,583,139,600
Receivable for Fund shares sold	8,002,237
Receivable from manager	137,016
Prepaid expenses and other assets	196,627
Total assets	4,591,475,480
Liabilities
Payable for Fund shares redeemed	5,885,088
Dividends payable	1,888,973
Administration fees payable	250,659
Distribution fees payable	4,026
Trustees’ fees and expenses payable	963
Accrued expenses and other liabilities	298,127
Total liabilities	8,327,836
Total net assets	$4,583,147,644
Net assets consist of
Paid-in capital	$5,450,360,554
Total distributable loss	(867,212,910)
Total net assets	$4,583,147,644
Computation of net asset value and offering price per share
Net assets–Class A	$267,788,243
Shares outstanding–Class A1	24,093,803
Net asset value per share–Class A	$11.11
Maximum offering price per share – Class A2	$11.63
Net assets–Class C	$6,732,000
Shares outstanding–Class C1	612,137
Net asset value per share–Class C	$11.00
Net assets–Class R6	$1,464,549,897
Shares outstanding–Class R6[1]	135,333,195
Net asset value per share–Class R6	$10.82
Net assets–Administrator Class	$144,789,978
Shares outstanding–Administrator Class[1]	13,365,416
Net asset value per share–Administrator Class	$10.83
Net assets–Institutional Class	$2,699,287,526
Shares outstanding–Institutional Class[1]	249,502,080
Net asset value per share–Institutional Class	$10.82
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Core Bond Fund

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Interest allocated from affiliated Master Portfolio	$94,739,947
Affiliated income allocated from affiliated Master Portfolio	4,130,115
Expenses allocated from affiliated Master Portfolio	(7,874,534)
Waivers allocated from affiliated Master Portfolio	630,719
Total investment income	91,626,247
Expenses
Management fee	1,095,549
Administration fees
Class A	201,664
Class C	4,995
Class R	109 [1]
Class R4	34 [1]
Class R6	211,885
Administrator Class	44,359
Institutional Class	1,043,242
Shareholder servicing fees
Class A	332,014
Class C	8,235
Class R	104 [1]
Class R4	42 [1]
Administrator Class	107,116
Distribution fees
Class C	24,704
Class R	104 [1]
Custody and accounting fees	13,757
Professional fees	21,898
Registration fees	80,119
Shareholder report expenses	59,390
Trustees’ fees and expenses	12,075
Other fees and expenses	27,481
Total expenses	3,288,876
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,976,719)
Net expenses	1,312,157
Net investment income	90,314,090
Realized and unrealized gains (losses) on investments
Net realized losses on investments allocated from affiliated Master Portfolio	(138,516,235)
Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	22,569,338
Net realized and unrealized gains (losses) on investments	(115,946,897)
Net decrease in net assets resulting from operations	$(25,632,807)
1 For the period from June 1, 2023 to June  16, 2023. Effective at the close of business on June 16, 2023, Class R and Class R4 shares each became Class A and Institutional Class shares of the Fund, respectively, in a tax-free conversion. Shareholders of Class R and Class R4 shares received Class A and Institutional Class shares, respectively, at a value equal to the value of their respective shares immediately prior to the conversion. Class R and Class R4 shares are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Fund | 11

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)		Year ended May 31, 2023
Operations
Net investment income		$90,314,090		$129,513,108
Net realized losses on investments		(138,516,235)		(312,035,594)
Net change in unrealized gains (losses) on investments		22,569,338		85,016,436
Net decrease in net assets resulting from operations		(25,632,807)		(97,506,050)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(5,177,027)		(7,675,142)
Class C		(103,538)		(131,223)
Class R		(2,333)[1]		(34,090)
Class R4		(1,594)[1]		(48,723)
Class R6		(30,137,651)		(44,157,011)
Administrator Class		(1,788,335)		(2,554,745)
Institutional Class		(54,978,445)		(74,306,035)
Total distributions to shareholders		(92,188,923)		(128,906,969)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,758,903	19,487,301	3,547,996	40,597,860
Class C	90,118	984,042	203,641	2,319,261
Class R	2,735 [1]	30,355 [1]	9,751	109,924
Class R4	247 [1]	2,744 [1]	81,024	891,840
Class R6	22,289,984	240,050,682	48,253,518	536,236,583
Administrator Class	8,350,686	89,153,979	1,484,991	16,856,217
Institutional Class	44,996,236	485,304,316	95,825,733	1,072,136,843
		835,013,419		1,669,148,528
Reinvestment of distributions
Class A	437,540	4,844,502	629,058	7,205,833
Class C	9,415	103,148	11,516	130,427
Class R	0 [1]	0 [1]	2,140	23,904
Class R4	0 [1]	0 [1]	4,370	48,723
Class R6	1,955,691	21,091,842	3,183,589	35,516,927
Administrator Class	161,805	1,739,986	207,042	2,323,885
Institutional Class	5,004,978	53,944,312	6,456,679	72,012,292
		81,723,790		117,261,991
1 For the period from June 1, 2023 to June 16, 2023
The accompanying notes are an integral part of these financial statements.
12 | Allspring Core Bond Fund

Statement of changes in net assets

	Six months ended November 30, 2023 (unaudited)		Year ended May 31, 2023
	Shares		Shares
Payment for shares redeemed
Class A	(2,200,267)	$(24,352,830)	(7,212,437)	$(82,273,020)
Class C	(94,586)	(1,035,587)	(264,946)	(3,003,853)
Class R	(2,903)[1]	(32,239)[1]	(17,679)	(198,692)
Class R4	(2,032)[1]	(22,570)[1]	(144,850)	(1,619,238)
Class R6	(21,658,057)	(234,275,401)	(59,239,090)	(658,796,705)
Administrator Class	(1,465,284)	(15,663,940)	(10,522,094)	(119,107,953)
Institutional Class	(37,575,864)	(405,796,150)	(74,572,722)	(831,757,832)
		(681,178,717)		(1,696,757,293)
Share conversions
Class A	114,873	1,307,735	0	0
Class R	(117,853)[2]	(1,307,735)[2]	0	0
Class R4	(72,695)[2]	(806,720)[2]	0	0
Institutional Class	72,800	806,720	0	0
		0		0
Net increase in net assets resulting from capital share transactions		235,558,492		89,653,226
Total increase (decrease) in net assets		117,736,762		(136,759,793)
Net assets
Beginning of period		4,465,410,882		4,602,170,675
End of period		$4,583,147,644		$4,465,410,882
1 For the period from June 1, 2023 to June 16, 2023
2 Effective at the close of business on June 16, 2023, Class R and Class R4 shares each became Class A and Institutional Class shares of the Fund, respectively, in a tax-free conversion. Shareholders of Class R and Class R4 shares received Class A and Institutional Class shares, respectively, at a value equal to the value of their respective shares immediately prior to the conversion. Class R and Class R4 shares are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Fund | 13

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.42	$12.01	$13.43	$14.17	$13.28	$12.86
Net investment income	0.21 [1]	0.31 [1]	0.12	0.12 [1]	0.25	0.32
Net realized and unrealized gains (losses) on investments	(0.51)	(0.59)	(1.30)	(0.06)	0.93	0.42
Total from investment operations	(0.30)	(0.28)	(1.18)	0.06	1.18	0.74
Distributions to shareholders from
Net investment income	(0.01)	(0.30)	(0.12)	(0.15)	(0.26)	(0.32)
Net realized gains	0.00	(0.01)	(0.12)	(0.65)	(0.03)	0.00
Total distributions to shareholders	(0.01)	(0.31)	(0.24)	(0.80)	(0.29)	(0.32)
Net asset value, end of period	$11.11	$11.42	$12.01	$13.43	$14.17	$13.28
Total return[2]	(0.80)%	(2.33)%	(8.95)%	0.31%	9.03%	5.87%
Ratios to average net assets (annualized)*
Gross expenses	0.79%	0.83%	0.82%	0.82%	0.82%	0.83%
Net expenses	0.70%	0.77%	0.78%	0.78%	0.78%	0.78%
Net investment income	3.81%	2.66%	0.91%	0.87%	1.85%	2.50%
Supplemental data
Portfolio turnover rate[3]	176%	384%	432%	457%	603%	577%
Net assets, end of period (000s omitted)	$267,788	$273,980	$324,431	$370,882	$299,642	$302,246

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.33%
Year ended May 31, 2023	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
14 | Allspring Core Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.30	$11.88	$13.29	$14.03	$13.15	$12.74
Net investment income	0.17 [1]	0.22 [1]	0.05	0.03	0.15	0.23
Net realized and unrealized gains (losses) on investments	(0.46)	(0.58)	(1.32)	(0.07)	0.92	0.40
Total from investment operations	(0.29)	(0.36)	(1.27)	(0.04)	1.07	0.63
Distributions to shareholders from
Net investment income	(0.01)	(0.21)	(0.02)	(0.05)	(0.16)	(0.22)
Net realized gains	0.00	(0.01)	(0.12)	(0.65)	(0.03)	0.00
Total distributions to shareholders	(0.01)	(0.22)	(0.14)	(0.70)	(0.19)	(0.22)
Net asset value, end of period	$11.00	$11.30	$11.88	$13.29	$14.03	$13.15
Total return[2]	(1.11)%	(3.03)%	(9.65)%	(0.45)%	8.22%	5.04%
Ratios to average net assets (annualized)*
Gross expenses	1.54%	1.58%	1.57%	1.57%	1.57%	1.58%
Net expenses	1.45%	1.52%	1.53%	1.53%	1.53%	1.53%
Net investment income	3.06%	1.92%	0.13%	0.16%	1.11%	1.75%
Supplemental data
Portfolio turnover rate[3]	176%	384%	432%	457%	603%	577%
Net assets, end of period (000s omitted)	$6,732	$6,863	$7,806	$13,399	$27,971	$34,494

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.33%
Year ended May 31, 2023	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.12	$11.69	$13.08	$13.82	$12.95	$12.54
Net investment income	0.23 [1]	0.34 [1]	0.17	0.18 [1]	0.30	0.37
Net realized and unrealized gains (losses) on investments	(0.52)	(0.56)	(1.27)	(0.06)	0.91	0.41
Total from investment operations	(0.29)	(0.22)	(1.10)	0.12	1.21	0.78
Distributions to shareholders from
Net investment income	(0.01)	(0.34)	(0.17)	(0.21)	(0.31)	(0.37)
Net realized gains	0.00	(0.01)	(0.12)	(0.65)	(0.03)	0.00
Total distributions to shareholders	(0.01)	(0.35)	(0.29)	(0.86)	(0.34)	(0.37)
Net asset value, end of period	$10.82	$11.12	$11.69	$13.08	$13.82	$12.95
Total return[2]	(0.60)%	(1.90)%	(8.61)%	0.70%	9.42%	6.31%
Ratios to average net assets (annualized)*
Gross expenses	0.42%	0.45%	0.44%	0.44%	0.44%	0.45%
Net expenses	0.33%	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	4.18%	3.06%	1.32%	1.29%	2.26%	2.92%
Supplemental data
Portfolio turnover rate[3]	176%	384%	432%	457%	603%	577%
Net assets, end of period (000s omitted)	$1,464,550	$1,476,551	$1,643,353	$1,978,164	$2,545,332	$2,513,644

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.33%
Year ended May 31, 2023	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
16 | Allspring Core Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.13	$11.70	$13.09	$13.83	$12.96	$12.56
Net investment income	0.21 [1]	0.29 [1]	0.13	0.13	0.26	0.33 [1]
Net realized and unrealized gains (losses) on investments	(0.50)	(0.55)	(1.27)	(0.06)	0.90	0.40
Total from investment operations	(0.29)	(0.26)	(1.14)	0.07	1.16	0.73
Distributions to shareholders from
Net investment income	(0.01)	(0.30)	(0.13)	(0.16)	(0.26)	(0.33)
Net realized gains	0.00	(0.01)	(0.12)	(0.65)	(0.03)	0.00
Total distributions to shareholders	(0.01)	(0.31)	(0.25)	(0.81)	(0.29)	(0.33)
Net asset value, end of period	$10.83	$11.13	$11.70	$13.09	$13.83	$12.96
Total return[2]	(0.75)%	(2.22)%	(8.90)%	0.37%	9.14%	5.87%
Ratios to average net assets (annualized)*
Gross expenses	0.73%	0.76%	0.74%	0.76%	0.76%	0.76%
Net expenses	0.65%	0.70%	0.69%	0.70%	0.70%	0.70%
Net investment income	3.94%	2.60%	0.99%	0.95%	1.92%	2.58%
Supplemental data
Portfolio turnover rate[3]	176%	384%	432%	457%	603%	577%
Net assets, end of period (000s omitted)	$144,790	$70,352	$177,305	$214,796	$218,522	$205,825

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.33%
Year ended May 31, 2023	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.12	$11.69	$13.07	$13.82	$12.94	$12.54
Net investment income	0.22 [1]	0.34 [1]	0.16	0.17	0.29	0.36
Net realized and unrealized gains (losses) on investments	(0.51)	(0.57)	(1.26)	(0.07)	0.92	0.40
Total from investment operations	(0.29)	(0.23)	(1.10)	0.10	1.21	0.76
Distributions to shareholders from
Net investment income	(0.01)	(0.33)	(0.16)	(0.20)	(0.30)	(0.36)
Net realized gains	0.00	(0.01)	(0.12)	(0.65)	(0.03)	0.00
Total distributions to shareholders	(0.01)	(0.34)	(0.28)	(0.85)	(0.33)	(0.36)
Net asset value, end of period	$10.82	$11.12	$11.69	$13.07	$13.82	$12.94
Total return[2]	(0.63)%	(1.95)%	(8.59)%	0.58%	9.45%	6.18%
Ratios to average net assets (annualized)*
Gross expenses	0.47%	0.50%	0.49%	0.49%	0.49%	0.50%
Net expenses	0.38%	0.41%	0.42%	0.42%	0.42%	0.42%
Net investment income	4.13%	3.05%	1.27%	1.22%	2.21%	2.86%
Supplemental data
Portfolio turnover rate[3]	176%	384%	432%	457%	603%	577%
Net assets, end of period (000s omitted)	$2,699,288	$2,635,520	$2,446,260	$2,749,647	$2,365,421	$2,343,238

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.33%
Year ended May 31, 2023	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
18 | Allspring Core Bond Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Core Bond Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Core Bond Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of November 30, 2023, the Fund owned 96.45% of Allspring Core Bond Portfolio.  The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2023 are included in this report and should be read in conjunction with the Fund’s financial statements.
Effective at the close of business on June 16, 2023, Class R and Class R4 shares each became Class A and Institutional Class shares, respectively, of the Fund in a tax-free conversion. Shareholders of Class R and Class R4 shares received Class A and Institutional Class shares, respectively, at a value equal to the value of their respective shares immediately prior to the conversion. Class R and Class R4 shares are no longer offered by the Fund.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Allspring Core Bond Fund | 19

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $4,819,896,858 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$0
Gross unrealized losses	(236,757,258)
Net unrealized losses	$(236,757,258)
As of May 31, 2023, the Fund had capital loss carryforwards which consist of $289,890,334 in short-term capital losses and $202,741,889 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
At November 30, 2023, the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation	$4,583,139,600
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement.  Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations.  As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended November 30, 2023, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
20 | Allspring Core Bond Fund

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R	0.16
Class R4	0.08
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Prior to June 30, 2023, the class-level administration fee for Class A and Class C was 0.16% of its respective average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of November 30, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.70%
Class C	1.45
Class R6	0.33
Administrator Class	0.65
Institutional Class	0.38
Prior to June 30, 2023, the Fund’s expenses were capped at 0.71% for Class A shares and 1.46% for Class C shares.
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares and up to 0.25% of the average daily net assets of Class R shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2023, Allspring Funds Distributor received $1,523 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in a single affiliated Master Portfolio.  Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio at the end of the period by the affiliated Master
Allspring Core Bond Fund | 21

Notes to financial statements (unaudited)
Portfolio’s purchases and sales.  Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2023 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$4,319,740,449	$4,096,979,703	$4,017,954,875	$4,089,880,477
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
22 | Allspring Core Bond Fund

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 43.89%
FHLB	1.25%	9-30-2031	$8,020,000	$6,621,130
FHLMC¤	0.00	12-14-2029	6,390,000	4,836,640
FHLMC	2.00	6-1-2040	8,884,717	7,414,057
FHLMC	2.00	7-1-2040	9,159,641	7,691,580
FHLMC	2.00	8-1-2040	9,489,175	7,968,282
FHLMC	2.00	11-1-2040	12,567,243	10,541,214
FHLMC	2.00	12-1-2040	3,105,171	2,605,496
FHLMC	2.00	1-1-2041	2,403,971	2,005,988
FHLMC	2.00	2-1-2041	2,463,710	2,051,233
FHLMC	2.00	4-1-2041	4,699,498	3,895,228
FHLMC	2.00	7-1-2041	4,131,980	3,417,095
FHLMC	2.00	11-1-2041	4,789,802	3,982,037
FHLMC	2.00	1-1-2042	3,156,589	2,620,162
FHLMC	2.00	2-1-2042	17,445,431	14,426,531
FHLMC	2.00	2-1-2047	2,103,320	1,650,389
FHLMC	2.00	12-1-2051	1,392,901	1,092,961
FHLMC	2.50	4-1-2042	1,658,966	1,403,706
FHLMC	2.50	5-1-2042	6,032,987	5,100,348
FHLMC	2.50	6-1-2042	2,157,762	1,824,202
FHLMC	2.50	8-1-2043	5,616,183	4,808,307
FHLMC	2.50	6-1-2046	6,620,560	5,668,222
FHLMC	2.50	9-1-2051	10,293,828	8,466,283
FHLMC	2.50	2-1-2052	1,095,690	897,067
FHLMC	2.50	3-1-2052	3,609,913	2,941,524
FHLMC	3.00	4-1-2040	2,699,074	2,413,567
FHLMC	3.00	4-1-2043	3,212,291	2,832,588
FHLMC	3.00	8-1-2043	4,863,270	4,288,415
FHLMC	3.00	4-1-2045	11,751,003	10,347,353
FHLMC	3.00	5-1-2045	3,974,707	3,470,140
FHLMC	3.00	9-1-2046	4,983,535	4,336,299
FHLMC	3.00	2-1-2047	3,688,170	3,199,383
FHLMC	3.00	1-1-2047	4,010,258	3,479,071
FHLMC	4.00	4-1-2037	1,042,163	1,000,696
FHLMC	4.00	7-1-2049	7,152,663	6,660,192
FHLMC	4.00	3-1-2050	10,849,774	10,117,524
FHLMC	4.50	6-1-2039	165,874	161,709
FHLMC	4.50	7-1-2039	217,566	211,399
FHLMC STRIPS Series 264 Class 30	3.00	7-15-2042	5,052,352	4,508,023
FHLMC STRIPS Series 271 Class F5 (30 Day Average U.S. SOFR+0.61%)±	5.94	8-15-2042	1,532,210	1,474,282
FHLMC STRIPS Series 272 Class F1 (30 Day Average U.S. SOFR+0.61%)±	5.94	8-15-2042	2,409,882	2,319,377
FHLMC STRIPS Series 280 Class F1 (30 Day Average U.S. SOFR+0.61%)±	5.94	9-15-2042	2,434,714	2,342,523
FHLMC (30 Day Average U.S. SOFR+2.13%)±	3.91	7-1-2052	2,182,095	2,059,111
FHLMC (30 Day Average U.S. SOFR+2.13%)±	4.30	7-1-2052	2,572,578	2,458,762
FHLMC (30 Day Average U.S. SOFR+2.14%)±	3.98	8-1-2052	2,978,700	2,776,117
FHLMC (30 Day Average U.S. SOFR+2.22%)±	5.13	8-1-2053	1,806,174	1,778,763
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 23

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (30 Day Average U.S. SOFR+2.30%)±	4.19%	5-1-2053	$8,683,651	$8,341,298
FHLMC (30 Day Average U.S. SOFR+2.30%)±	5.20	6-1-2053	1,670,256	1,649,499
FHLMC (30 Day Average U.S. SOFR+2.38%)±	4.12	9-1-2052	1,651,565	1,567,841
FHLMC (RFUCCT1Y+1.60%)±	7.17	9-1-2043	190,211	193,684
FHLMC (RFUCCT1Y+1.61%)±	7.43	10-1-2043	358,675	365,976
FHLMC (RFUCCT1Y+1.63%)±	3.07	2-1-2050	3,586,025	3,482,999
FHLMC (RFUCCT1Y+1.63%)±	5.90	11-1-2043	312,320	317,661
FHLMC (RFUCCT1Y+1.64%)±	2.95	5-1-2049	1,616,895	1,598,894
FHLMC (RFUCCT1Y+1.64%)±	3.13	11-1-2048	2,512,616	2,447,806
FHLMC (RFUCCT1Y+1.64%)±	5.22	3-1-2049	1,914,407	1,927,869
FHLMC (RFUCCT1Y+1.64%)±	5.62	4-1-2048	4,786,706	4,833,902
FHLMC (RFUCCT1Y+1.64%)±	6.81	8-1-2043	338,336	342,479
FHLMC (RFUCCT1Y+1.64%)±	6.84	9-1-2045	3,245,719	3,300,814
FHLMC (RFUCCT1Y+1.64%)±	6.88	7-1-2043	212,897	216,220
FHLMC (RFUCCT1Y+1.65%)±	7.04	3-1-2043	342,335	347,666
FHLMC (RFUCCT1Y+1.65%)±	7.04	10-1-2043	367,543	373,787
FHLMC (RFUCCT1Y+1.67%)±	7.26	2-1-2043	513,707	525,073
FHLMC (RFUCCT1Y+1.68%)±	5.97	9-1-2047	3,830,153	3,867,763
FHLMC (RFUCCT1Y+1.73%)±	5.94	1-1-2044	740,787	751,758
FHLMC (RFUCCT1Y+1.77%)±	7.45	9-1-2042	352,895	361,579
FHLMC Series 1897 Class K	7.00	9-15-2026	73	72
FHLMC Series 2015-8 Class AP	2.00	3-25-2045	4,503,077	3,822,764
FHLMC Series 2017-78 Class FC (30 Day Average U.S. SOFR+0.46%)±	5.79	10-25-2047	2,687,421	2,562,217
FHLMC Series 3924 Class NC	4.00	9-15-2041	2,586,429	2,435,458
FHLMC Series 4047 Class CX	3.50	5-15-2042	4,821,431	4,251,239
FHLMC Series 4091 Class BX	3.25	10-15-2041	2,664,121	2,400,971
FHLMC Series 4091 Class EX	3.38	7-15-2042	1,660,604	1,495,682
FHLMC Series 4117 Class HB	2.50	10-15-2042	1,660,000	1,383,460
FHLMC Series 4122 Class FP (30 Day Average U.S. SOFR+0.51%)±	5.84	10-15-2042	3,309,263	3,175,809
FHLMC Series 4205 Class PA	1.75	5-15-2043	1,605,033	1,320,999
FHLMC Series 4240 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.94	8-15-2043	4,487,304	4,312,763
FHLMC Series 4248 Class FT (30 Day Average U.S. SOFR+0.61%)±	5.94	9-15-2043	1,678,369	1,620,194
FHLMC Series 4286 Class VF (30 Day Average U.S. SOFR+0.56%)±	5.89	12-15-2043	3,527,279	3,396,087
FHLMC Series 4446 Class CP	2.25	3-15-2045	2,128,170	1,809,177
FHLMC Series 4582 Class HA	3.00	9-15-2045	8,315,026	7,528,590
FHLMC Series 4614 Class FG (30 Day Average U.S. SOFR+0.61%)±	5.94	9-15-2046	2,049,382	1,963,032
FHLMC Series 4628 Class KF (30 Day Average U.S. SOFR+0.61%)±	5.94	1-15-2055	2,380,462	2,249,302
FHLMC Series 4631 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.94	11-15-2046	3,199,683	3,063,882
FHLMC Series 4719 Class LM	3.00	9-15-2047	1,814,985	1,577,377
FHLMC Series 4719 Class LA	3.50	9-15-2047	2,388,719	2,152,123
FHLMC Series 4742 Class PA	3.00	10-15-2047	3,711,317	3,257,187
FHLMC Series 4793 Class FD (30 Day Average U.S. SOFR+0.41%)±	5.74	6-15-2048	665,800	632,160
FHLMC Series 4826 Class KF (30 Day Average U.S. SOFR+0.41%)±	5.74	9-15-2048	1,404,368	1,335,071
FHLMC Series 4857 Class JA	3.35	1-15-2049	7,592,357	7,025,716
The accompanying notes are an integral part of these financial statements.
24 | Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 4880 Class DA	3.00%	5-15-2050	$3,063,022	$2,700,521
FHLMC Series 4903 Class NF (30 Day Average U.S. SOFR+0.51%)±	5.84	8-25-2049	1,463,918	1,402,224
FHLMC Series 4927 Class BG	3.00	11-25-2049	3,239,038	2,827,446
FHLMC Series 4937 Class MD	2.50	10-25-2049	3,266,886	2,788,353
FHLMC Series 4941 Class GA	2.00	12-15-2047	1,847,580	1,496,475
FHLMC Series 4957 Class MY	3.00	2-25-2050	1,883,000	1,489,132
FHLMC Series 4979 Class UC	1.50	6-25-2050	5,952,097	4,656,328
FHLMC Series 4990 Class FN (30 Day Average U.S. SOFR+0.46%)±	5.79	5-25-2050	4,226,211	4,013,660
FHLMC Series 4993 Class KF (30 Day Average U.S. SOFR+0.56%)±	5.89	7-25-2050	12,594,477	12,004,876
FHLMC Series 5004 Class FM (30 Day Average U.S. SOFR+0.46%)±	5.79	8-25-2050	2,664,120	2,522,402
FHLMC Series 5020 Class ET	3.50	10-25-2050	2,661,409	2,354,901
FHLMC Series 5091 Class AB	1.50	3-25-2051	5,716,752	4,473,446
FHLMC Series 5092 Class HE	2.00	2-25-2051	3,297,075	2,662,576
FHLMC Series 5116 Class PB	2.25	2-25-2051	3,371,592	2,775,434
FHLMC Series 5118 Class CA	1.50	10-15-2033	2,796,228	2,393,243
FHLMC Series 5119 Class AB	1.50	8-25-2049	3,226,978	2,483,067
FHLMC Series 5119 Class QF (30 Day Average U.S. SOFR+0.20%)±	5.53	6-25-2051	3,809,930	3,555,961
FHLMC Series 5143 Class GA	2.00	6-25-2049	1,895,690	1,508,035
FHLMC Series 5156 Class DC	2.00	9-25-2051	3,657,550	3,017,560
FHLMC Series 5159 Class UA	2.50	12-25-2048	3,543,341	3,007,714
FHLMC Series 5178 Class TP	2.50	4-25-2049	4,409,908	3,718,267
FHLMC Series 5182 Class D	2.50	11-25-2043	13,735,528	12,175,344
FHLMC Series 5182 Class M	2.50	5-25-2049	2,668,879	2,250,567
FHLMC Series 5184 Class AB	2.50	5-25-2048	2,016,046	1,724,508
FHLMC Series 5194 Class G	2.50	1-25-2051	4,037,296	3,198,916
FHLMC Series 5201 Class CA	2.50	7-25-2048	3,945,972	3,398,965
FHLMC Series 5202 Class BH	2.00	12-25-2047	2,222,246	1,953,302
FHLMC Series 5202 Class LA	2.50	5-25-2049	3,991,200	3,372,341
FHLMC Series 5203 Class G	2.50	11-25-2048	1,767,971	1,513,346
FHLMC Series 5206 Class CD	3.50	5-25-2049	4,097,197	3,614,426
FHLMC Series 5207 Class PA	3.00	6-25-2051	4,314,479	3,744,942
FHLMC Series 5209 Class EA	3.00	8-25-2050	3,423,096	3,004,483
FHLMC Series 5209 Class EJ	3.00	8-25-2050	3,423,096	3,004,483
FHLMC Series 5210 Class DC	3.00	9-25-2051	3,217,665	2,891,644
FHLMC Series 5217 Class CD	2.50	7-25-2049	3,222,123	2,884,963
FHLMC Series 5220 Class QK	3.50	9-25-2050	6,390,452	5,900,776
FHLMC Series 5228 Class TN	3.50	7-25-2039	3,070,795	2,849,681
FHLMC Series 5300 Class C	2.00	9-25-2047	5,173,207	4,670,278
FHLMC Series 5335 Class FB (30 Day Average U.S. SOFR+0.81%)±	6.14	10-15-2039	5,546,051	5,518,049
FHLMC Series 5338 Class FH (30 Day Average U.S. SOFR+0.41%)±	5.74	4-15-2045	5,328,843	5,100,970
FNMA	1.50	11-1-2041	17,859,576	14,063,349
FNMA	1.50	7-1-2051	16,561,634	12,236,317
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 25

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	1.52%	8-21-2035	$8,018,000	$5,395,253
FNMA	1.90	1-25-2036	7,437,000	5,154,050
FNMA	2.00	6-1-2040	2,983,860	2,507,994
FNMA	2.00	7-1-2040	9,019,147	7,575,194
FNMA	2.00	9-1-2040	10,108,966	8,437,419
FNMA	2.00	10-1-2040	11,100,553	9,182,722
FNMA	2.00	11-1-2040	8,944,952	7,501,385
FNMA	2.00	12-1-2040	55,376,328	46,287,108
FNMA	2.00	1-1-2041	19,004,183	15,931,022
FNMA	2.00	2-1-2041	10,647,410	8,865,434
FNMA	2.00	4-1-2041	4,022,432	3,342,847
FNMA	2.00	5-1-2041	20,207,886	16,900,625
FNMA	2.00	6-1-2041	1,216,344	1,006,153
FNMA	2.00	7-1-2041	19,121,016	15,815,296
FNMA	2.00	10-1-2041	6,988,057	5,822,328
FNMA	2.00	11-1-2041	5,857,366	4,851,355
FNMA	2.00	1-1-2042	4,683,600	3,893,834
FNMA	2.00	2-1-2042	44,026,943	36,603,016
FNMA	2.00	4-1-2042	3,641,966	3,036,578
FNMA	2.00	4-1-2046	10,609,779	8,364,096
FNMA	2.00	1-1-2047	1,935,253	1,521,234
FNMA	2.00	3-1-2047	14,092,695	11,074,961
FNMA	2.50	12-1-2040	6,372,313	5,512,149
FNMA	2.50	5-1-2041	6,789,437	5,816,500
FNMA	2.50	8-1-2041	3,733,540	3,186,140
FNMA	2.50	2-1-2042	3,888,366	3,352,206
FNMA	2.50	4-1-2042	8,384,660	7,043,716
FNMA	2.50	5-1-2042	4,992,786	4,225,391
FNMA	2.50	6-1-2042	4,575,441	3,898,125
FNMA	2.50	5-1-2046	1,923,928	1,590,624
FNMA	2.50	12-1-2047	9,253,425	7,979,531
FNMA	2.50	10-1-2050	6,042,537	4,987,521
FNMA	2.50	3-1-2052	4,215,290	3,442,779
FNMA	3.00	11-1-2039	2,302,953	2,121,800
FNMA	3.00	5-1-2040	6,288,789	5,602,347
FNMA	3.00	11-1-2042	3,335,238	2,945,217
FNMA	3.00	1-1-2043	3,939,854	3,616,500
FNMA	3.00	2-1-2043	16,697,108	14,412,526
FNMA	3.00	7-1-2043	2,662,971	2,341,622
FNMA	3.00	8-1-2043	3,649,283	3,210,425
FNMA	3.00	9-1-2043	2,838,578	2,506,594
FNMA	3.00	12-1-2043	3,446,474	3,030,597
FNMA	3.00	2-1-2044	3,543,967	3,122,254
FNMA	3.00	10-1-2044	17,850,623	15,696,745
FNMA	3.00	2-1-2045	5,678,952	5,005,234
FNMA	3.00	10-1-2046	12,910,192	11,267,819
FNMA	3.00	11-1-2046	10,366,611	8,996,465
FNMA	3.00	12-1-2046	14,353,835	12,448,938
The accompanying notes are an integral part of these financial statements.
26 | Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	3.00%	1-1-2047	$10,230,343	$8,865,668
FNMA	3.00	2-1-2047	17,375,888	15,238,606
FNMA	3.00	9-1-2047	1,688,394	1,466,753
FNMA	3.00	1-1-2048	5,227,818	4,521,230
FNMA	3.00	2-1-2048	2,476,746	2,152,030
FNMA	3.00	4-1-2048	11,329,452	9,977,496
FNMA	3.00	8-1-2048	3,024,511	2,664,690
FNMA	3.00	12-1-2048	6,420,674	5,559,499
FNMA	3.00	1-1-2049	5,525,152	4,868,144
FNMA	3.00	2-1-2049	6,099,243	5,290,639
FNMA	3.00	10-1-2049	43,231,170	38,090,018
FNMA	3.00	2-1-2050	59,893,275	52,059,342
FNMA	3.00	5-1-2050	13,719,901	11,974,891
FNMA	3.00	7-1-2050	18,011,207	15,623,404
FNMA	3.00	7-1-2052	2,745,318	2,385,615
FNMA	3.00	2-1-2055	1,944,997	1,664,416
FNMA	3.00	7-1-2060	24,484,155	20,221,205
FNMA	3.00	3-1-2047	2,066,241	1,777,276
FNMA	3.50	6-1-2041	2,888,924	2,727,846
FNMA	3.50	3-1-2042	2,179,697	1,993,334
FNMA	3.50	4-1-2042	4,633,243	4,237,079
FNMA	3.50	5-1-2042	1,310,823	1,237,720
FNMA	3.50	6-1-2042	2,381,232	2,242,569
FNMA	3.50	11-1-2042	1,884,615	1,723,444
FNMA	3.50	8-1-2043	16,623,968	15,077,727
FNMA	3.50	12-1-2043	8,812,464	7,992,731
FNMA	3.50	1-1-2044	1,314,428	1,241,056
FNMA	3.50	7-1-2047	22,759,302	20,811,611
FNMA	3.50	6-1-2049	8,102,502	7,258,069
FNMA	3.50	1-1-2050	3,700,677	3,308,895
FNMA	3.50	2-1-2050	2,700,232	2,449,003
FNMA	3.50	4-1-2050	13,340,799	11,969,613
FNMA	4.00	1-1-2027	6,467,242	6,415,740
FNMA	4.00	9-1-2033	1,266,230	1,229,462
FNMA	4.00	3-1-2035	15,723,100	15,597,495
FNMA	4.00	10-1-2037	884,980	849,951
FNMA	4.00	6-1-2038	1,670,438	1,604,408
FNMA	4.00	4-1-2045	51,164,904	47,926,335
FNMA	4.00	9-1-2045	546,987	511,276
FNMA	4.00	1-1-2046	3,935,750	3,678,820
FNMA	4.00	1-1-2047	1,907,636	1,775,906
FNMA	4.00	2-1-2047	1,569,283	1,460,914
FNMA	4.00	4-1-2047	1,007,762	938,100
FNMA	4.00	10-1-2047	809,647	755,230
FNMA	4.00	7-1-2048	12,547,450	11,644,240
FNMA	4.00	12-1-2048	1,979,162	1,849,962
FNMA	4.00	5-1-2049	2,058,235	1,914,075
FNMA	4.50	6-1-2041	167,078	161,449
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 27

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	4.50%	3-1-2043	$2,064,041	$1,994,512
FNMA	4.50	10-1-2045	3,294,476	3,163,079
FNMA	4.50	2-1-2046	89,152	85,549
FNMA	4.50	7-1-2048	3,317,054	3,170,593
FNMA	4.50	11-1-2048	1,409,244	1,354,204
FNMA	5.50	9-1-2052	4,151,457	4,171,647
FNMA	5.50	10-1-2053	4,189,518	4,202,516
FNMA	6.00	2-1-2029	967	980
FNMA	6.00	3-1-2033	13,601	13,923
FNMA	6.00	11-1-2033	4,790	4,911
FNMA	6.00	7-1-2053	333,691	334,681
FNMA%%	6.00	12-13-2053	143,000,000	143,397,035
FNMA%%	6.00	1-16-2054	20,000,000	20,050,061
FNMA%%	6.50	12-13-2053	49,400,000	50,179,587
FNMA%%	7.00	1-16-2054	53,700,000	55,044,376
FNMA Interest STRIPS Series 414 Class A35	3.50	10-25-2042	4,540,136	4,175,647
FNMA Principal STRIPS¤	0.00	11-15-2030	18,777,000	13,491,597
FNMA (30 Day Average U.S. SOFR+2.12%)±	3.96	8-1-2052	2,069,702	1,934,561
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.13	9-1-2052	4,130,025	3,983,647
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.14	7-1-2052	4,776,562	4,486,443
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.63	8-1-2052	4,991,995	4,776,700
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.15	10-1-2052	10,810,394	10,429,478
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.22	11-1-2052	3,621,080	3,501,807
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.30	8-1-2052	5,937,331	5,691,971
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.35	7-1-2052	5,428,618	5,214,186
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.62	8-1-2052	6,160,019	5,965,920
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.65	8-1-2052	4,884,310	4,735,578
FNMA (30 Day Average U.S. SOFR+2.37%)±	3.68	8-1-2052	3,178,305	2,985,860
FNMA (30 Day Average U.S. SOFR+2.37%)±	4.22	9-1-2052	1,565,488	1,496,041
FNMA (RFUCCT1Y+1.56%)±	6.73	6-1-2043	240,522	244,441
FNMA (RFUCCT1Y+1.56%)±	6.95	3-1-2043	55,123	54,830
FNMA (RFUCCT1Y+1.58%)±	4.75	1-1-2046	3,432,340	3,479,055
FNMA (RFUCCT1Y+1.58%)±	5.00	6-1-2045	1,392,263	1,411,895
FNMA (RFUCCT1Y+1.58%)±	6.99	10-1-2043	781,164	796,788
FNMA (RFUCCT1Y+1.60%)±	3.04	3-1-2050	5,022,067	4,953,203
FNMA (RFUCCT1Y+1.61%)±	2.77	6-1-2050	2,306,279	2,119,300
FNMA (RFUCCT1Y+1.66%)±	6.94	1-1-2043	221,081	225,964
FNMA Series 2012-111 Class FC (30 Day Average U.S. SOFR+0.51%)±	5.84	10-25-2042	2,071,159	1,999,845
FNMA Series 2012-133 Class JF (30 Day Average U.S. SOFR+0.46%)±	5.79	12-25-2042	2,039,075	1,951,915
FNMA Series 2012-151 Class NX	1.50	1-25-2043	1,825,321	1,492,965
FNMA Series 2013-11 Class AP	1.50	1-25-2043	5,658,738	4,952,565
FNMA Series 2013-15 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.79	3-25-2043	2,447,117	2,341,758
FNMA Series 2013-43 Class BP	1.75	5-25-2043	2,182,565	1,802,295
FNMA Series 2014-25 Class EL	3.00	5-25-2044	2,285,781	1,993,551
FNMA Series 2014-74 Class PC	2.50	6-25-2044	2,013,337	1,821,943
The accompanying notes are an integral part of these financial statements.
28 | Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2015-20 Class EF (30 Day Average U.S. SOFR+0.46%)±	5.79%	4-25-2045	$5,757,019	$5,486,054
FNMA Series 2015-26 Class GF (30 Day Average U.S. SOFR+0.41%)±	5.74	5-25-2045	3,575,058	3,417,038
FNMA Series 2015-32 Class FA (30 Day Average U.S. SOFR+0.41%)±	5.74	5-25-2045	2,178,418	2,069,284
FNMA Series 2015-48 Class FB (30 Day Average U.S. SOFR+0.41%)±	5.74	7-25-2045	2,670,981	2,539,847
FNMA Series 2015-84 Class PA	1.70	8-25-2033	6,564,230	5,880,279
FNMA Series 2016-19 Class FD (30 Day Average U.S. SOFR+0.51%)±	5.84	4-25-2046	8,385,299	8,199,101
FNMA Series 2016-48 Class MA	2.00	6-25-2038	6,610,707	5,920,052
FNMA Series 2016-57 Class PC	1.75	6-25-2046	13,824,393	11,132,122
FNMA Series 2017-13 Class PA	3.00	8-25-2046	1,965,716	1,749,496
FNMA Series 2017-30 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.79	5-25-2047	1,967,158	1,880,043
FNMA Series 2018-14 Class KC	3.00	3-25-2048	2,350,866	2,154,135
FNMA Series 2018-38 Class MA	3.30	6-25-2048	3,709,437	3,418,216
FNMA Series 2018-55 Class GA	3.38	8-25-2048	2,926,420	2,702,030
FNMA Series 2018-64 Class A	3.00	9-25-2048	2,464,458	2,099,195
FNMA Series 2018-8 Class KL	2.50	3-25-2047	2,314,749	2,012,372
FNMA Series 2018-85 Class EA	3.50	12-25-2048	1,908,259	1,761,567
FNMA Series 2019-15 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.94	4-25-2049	1,345,785	1,294,290
FNMA Series 2019-25 Class PA	3.00	5-25-2048	5,017,211	4,465,401
FNMA Series 2019-41 Class FG (30 Day Average U.S. SOFR+0.61%)±	5.94	8-25-2059	3,521,001	3,340,752
FNMA Series 2019-43 Class FC (30 Day Average U.S. SOFR+0.51%)±	5.84	8-25-2049	2,678,235	2,560,720
FNMA Series 2019-67 Class FB (30 Day Average U.S. SOFR+0.56%)±	5.89	11-25-2049	1,342,565	1,284,509
FNMA Series 2020-34 Class F (30 Day Average U.S. SOFR+0.56%)±	5.89	6-25-2050	1,873,240	1,790,926
FNMA Series 2020-37 Class DA	1.50	6-25-2050	2,001,519	1,702,184
FNMA Series 2020-45 Class JL	3.00	7-25-2040	4,019,100	3,535,079
FNMA Series 2020-48 Class AB	2.00	7-25-2050	3,214,645	2,561,927
FNMA Series 2020-48 Class DA	2.00	7-25-2050	7,136,145	5,818,137
FNMA Series 2020-59 Class NC	3.00	8-25-2040	3,073,544	2,727,973
FNMA Series 2021-22 Class MN	2.75	10-25-2050	3,413,725	2,882,074
FNMA Series 2021-27 Class EC	1.50	5-25-2051	9,385,428	7,353,227
FNMA Series 2021-33 Class AV	2.50	3-25-2048	1,393,751	992,242
FNMA Series 2021-42 Class AC	2.00	2-25-2051	2,732,747	2,239,764
FNMA Series 2021-42 Class DC	2.00	11-25-2050	6,628,170	5,376,132
FNMA Series 2021-73 Class DJ	2.00	3-25-2049	3,726,798	2,910,269
FNMA Series 2021-73 Class A	2.50	11-25-2049	4,037,126	3,379,569
FNMA Series 2021-76 Class KB	1.25	11-25-2051	1,658,629	1,312,714
FNMA Series 2021-78 Class ND	1.50	11-25-2051	5,239,233	4,129,984
FNMA Series 2021-78 Class PA	2.50	11-25-2051	3,481,853	2,915,932
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 29

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2021-86 Class MA	2.50%	11-25-2047	$5,842,044	$5,073,187
FNMA Series 2021-91 Class AB	2.50	9-25-2049	3,440,364	2,894,230
FNMA Series 2021-95 Class MA	2.50	4-25-2050	4,357,884	3,622,559
FNMA Series 2021-96 Class AH	2.50	3-25-2049	3,901,998	3,261,523
FNMA Series 2022-11 Class A	2.50	7-25-2047	8,666,020	7,583,786
FNMA Series 2022-11 Class D	3.00	1-25-2050	2,313,726	2,028,747
FNMA Series 2022-18 Class DL	3.25	7-25-2046	5,127,583	4,623,822
FNMA Series 2022-28 Class CA	2.00	1-25-2048	3,273,758	2,861,074
FNMA Series 2022-3 Class N	2.00	10-25-2047	10,657,979	8,922,782
FNMA Series 2022-4 Class MH	3.00	9-25-2048	4,047,531	3,601,441
FNMA Series 2022-9 Class DJ	3.25	3-25-2049	2,731,204	2,405,671
FNMA Series 2023-37 Class FG (30 Day Average U.S. SOFR+0.41%)±	5.74	8-25-2050	9,621,776	9,169,968
FNMA Series 2023-37 Class FH (30 Day Average U.S. SOFR+0.51%)±	5.84	1-25-2050	5,837,791	5,598,389
FNMA Series 2023-38 Class FC (30 Day Average U.S. SOFR+0.66%)±	5.99	6-25-2040	3,779,663	3,699,979
GNMA	2.50	12-20-2037	4,225,018	3,780,338
GNMA	2.50	6-20-2038	7,904,037	7,061,913
GNMA	3.00	6-20-2043	4,044,442	3,527,145
GNMA	3.00	8-20-2043	1,305,751	1,138,736
GNMA	3.00	10-20-2046	597,723	521,222
GNMA	3.00	12-20-2046	2,025,780	1,766,992
GNMA	3.00	1-20-2047	2,217,972	1,935,601
GNMA	3.00	3-20-2047	2,240,255	1,953,523
GNMA	3.00	4-20-2047	3,126,627	2,726,812
GNMA	3.00	5-20-2047	540,916	471,683
GNMA	3.00	7-20-2047	2,302,357	2,007,671
GNMA	3.00	9-20-2047	1,755,047	1,524,375
GNMA	3.00	11-15-2047	10,408,454	9,156,280
GNMA	3.00	11-20-2047	822,444	717,267
GNMA	3.00	12-20-2047	232,954	201,053
GNMA	3.00	1-20-2048	1,362,257	1,184,495
GNMA	3.00	2-20-2048	936,847	815,962
GNMA	3.00	3-20-2048	357,230	311,505
GNMA	3.00	10-20-2050	8,992,156	7,803,689
GNMA	3.50	1-20-2048	2,202,603	1,997,168
GNMA	4.00	3-20-2048	609,420	564,000
GNMA	4.00	4-20-2048	2,129,894	1,971,538
GNMA	4.50	8-15-2047	395,094	379,522
GNMA	4.50	2-20-2049	2,708,735	2,529,223
GNMA	6.00	1-20-2053	4,732,513	4,799,343
GNMA%%	6.50	12-20-2053	73,900,000	75,149,949
GNMA Series 2010-163 Class NC	4.00	12-20-2040	3,071,915	2,954,490
GNMA Series 2012-141 Class WA±±	4.51	11-16-2041	766,579	726,678
GNMA Series 2013-152 Class HA	2.50	6-20-2043	3,215,604	2,854,986
GNMA Series 2014-181 Class L	3.00	12-20-2044	1,976,655	1,712,577
GNMA Series 2015-144 Class CA	2.50	10-20-2045	3,339,153	2,817,602
The accompanying notes are an integral part of these financial statements.
30 | Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA Series 2015-161 Class GF (U.S. SOFR 1 Month+0.41%)±	5.75%	11-20-2045	$1,795,433	$1,715,216
GNMA Series 2016-93 Class AB	1.75	7-20-2044	3,594,443	2,772,022
GNMA Series 2017-139 Class GA	3.00	9-20-2047	7,591,735	6,677,784
GNMA Series 2017-167 Class BQ	2.50	8-20-2044	2,339,970	2,092,058
GNMA Series 2018-65 Class DC	3.50	5-20-2048	2,433,839	2,123,202
GNMA Series 2020-133 Class GA	1.00	9-20-2050	4,016,467	3,306,341
GNMA Series 2020-138 Class LE	1.50	9-20-2050	9,187,528	7,009,254
GNMA Series 2021-227 Class E	2.50	7-20-2050	14,746,587	12,382,109
GNMA Series 2021-27 Class BD	5.00	2-20-2051	2,295,404	2,215,012
GNMA Series 2021-27 Class CW±±	5.00	2-20-2051	1,359,615	1,293,736
GNMA Series 2021-27 Class NT	5.00	2-20-2051	2,735,116	2,556,956
GNMA Series 2021-27 Class Q	5.00	2-20-2051	2,415,517	2,265,372
GNMA Series 2021-8 Class CY	5.00	1-20-2051	891,784	866,866
GNMA Series 2022-107 Class C	2.50	6-20-2051	11,340,931	9,253,884
GNMA Series 2022-153 Class KA	4.00	12-20-2049	3,406,773	3,231,947
GNMA Series 2022-191 Class B	4.00	6-20-2041	14,145,835	12,769,962
GNMA Series 2022-191 Class BY	4.00	8-20-2041	15,226,534	13,766,031
GNMA Series 2022-197 Class LF (30 Day Average U.S. SOFR+0.70%)±	6.03	11-20-2052	10,100,661	9,878,341
GNMA Series 2022-205 Class A	2.00	9-20-2051	4,170,726	3,151,163
GNMA Series 2022-31 Class GH	2.50	12-20-2049	7,416,276	6,352,496
GNMA Series 2022-34 Class DN	3.50	9-20-2041	6,349,618	5,775,971
GNMA Series 2022-5 Class BA	2.00	10-20-2049	15,074,240	12,521,256
GNMA Series 2022-50 Class DC	2.50	8-20-2051	3,469,513	2,937,918
GNMA Series 2022-66 Class CG	3.50	4-20-2052	6,983,710	6,440,755
GNMA Series 2022-84 Class A	2.50	1-20-2052	4,039,336	3,300,702
Total agency securities (Cost $2,161,187,406)				2,085,829,687
Asset-backed securities: 6.74%
Ally Auto Receivables Trust Series 2022-3 Class A4	5.07	6-15-2031	1,860,000	1,847,388
American Express Credit Account Master Trust Series 2023-1 Class A	4.87	5-15-2028	2,588,000	2,575,323
AmeriCredit Automobile Receivables Trust Series 2022-2 Class A3	4.38	4-18-2028	3,567,000	3,511,329
AmeriCredit Automobile Receivables Trust Series 2023-1 Class A3	5.62	11-18-2027	1,745,000	1,740,042
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81	5-18-2028	3,502,000	3,506,575
BMW Vehicle Lease Trust Series 2023-1 Class A4	5.07	6-25-2026	2,481,000	2,465,986
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3	4.87	2-15-2028	6,556,000	6,502,170
Chase Auto Owner Trust Series 2022-AA Class A4144A	3.99	3-27-2028	2,419,000	2,343,651
College Avenue Student Loans LLC Series 2017-A Class A1 (U.S. SOFR 1 Month+1.76%)144A±	7.11	11-26-2046	1,265,947	1,264,375
College Avenue Student Loans LLC Series 2018-A Class A2144A	4.13	12-26-2047	1,094,400	1,036,436
College Avenue Student Loans LLC Series 2019-A Class A2144A	3.28	12-28-2048	1,840,421	1,673,975
Discover Card Execution Note Trust Series 2022-A3 Class A3	3.56	7-15-2027	9,813,000	9,532,212
Discover Card Execution Note Trust Series 2023-A1 Class A	4.31	3-15-2028	6,877,000	6,750,923
Discover Card Execution Note Trust Series 2023-A2 Class A	4.93	6-15-2028	15,637,000	15,562,598
Ford Credit Auto Owner Trust Series 2022-1 Class A144A	3.88	11-15-2034	5,585,000	5,333,986
Ford Credit Auto Owner Trust Series 2022-D Class A4	5.30	3-15-2028	1,673,000	1,670,700
Ford Credit Auto Owner Trust Series 2023-A Class A3	4.65	2-15-2028	7,598,000	7,499,120
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 31

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
GM Financial Automobile Leasing Trust Series 2023-2 Class A4	5.09%	5-20-2027	$2,343,000	$2,322,080
GM Financial Automobile Leasing Trust Series 2023-3 Class A4	5.44	8-20-2027	1,557,000	1,553,501
GM Financial Consumer Automobile Receivables Trust Series 2022-4 Class A3	4.82	8-16-2027	3,022,000	2,993,398
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	2,639,000	2,664,867
Hertz Vehicle Financing LLC Series 2022-4A Class A144A	3.73	9-25-2026	1,924,000	1,857,088
Hertz Vehicle Financing LLC Series 2023-2A Class A144A	5.57	9-25-2029	4,506,000	4,447,103
Hyundai Auto Lease Securitization Trust Series 2023-B Class A4144A	5.17	4-15-2027	3,749,000	3,712,772
Hyundai Auto Lease Securitization Trust Series 2023-C Class A4144A	5.84	9-15-2027	2,612,000	2,630,996
Hyundai Auto Receivables Trust Series 2021-C Class A4	1.03	12-15-2027	2,976,000	2,773,253
Hyundai Auto Receivables Trust Series 2022-A Class A3	2.22	10-15-2026	5,544,000	5,396,083
Hyundai Auto Receivables Trust Series 2022-A Class A4	2.35	4-17-2028	1,708,000	1,609,557
Hyundai Auto Receivables Trust Series 2023-A Class A4	4.48	7-17-2028	3,320,000	3,253,237
Hyundai Auto Receivables Trust Series 2023-B Class A3	5.48	4-17-2028	2,010,000	2,021,317
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A4	5.25	2-15-2029	3,874,000	3,870,995
Mercedes-Benz Auto Receivables Trust Series 2023-1 Class A4	4.31	4-16-2029	2,935,000	2,862,840
Navient Private Education Loan Trust Series 2014-AA Class A3 (U.S. SOFR 1 Month+1.71%)144A±	7.04	10-15-2031	1,497,582	1,499,850
Navient Private Education Loan Trust Series 2016-AA Class A2B (U.S. SOFR 1 Month+2.26%)144A±	7.59	12-15-2045	754,847	758,725
Navient Private Education Refinance Loan Trust Series 2018-CA Class A2144A	3.52	6-16-2042	93,495	92,386
Navient Private Education Refinance Loan Trust Series 2018-DA Class A2A144A	4.00	12-15-2059	2,476,922	2,366,491
Navient Private Education Refinance Loan Trust Series 2019-A Class A2A144A	3.42	1-15-2043	2,206,459	2,127,230
Navient Private Education Refinance Loan Trust Series 2019-CA Class A2144A	3.13	2-15-2068	2,008,281	1,915,972
Navient Private Education Refinance Loan Trust Series 2019-D Class A2A144A	3.01	12-15-2059	5,161,905	4,799,709
Navient Private Education Refinance Loan Trust Series 2019-FA Class A2144A	2.60	8-15-2068	2,802,668	2,582,432
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	2,303,925	2,034,956
Navient Private Education Refinance Loan Trust Series 2021-BA Class A144A	0.94	7-15-2069	1,187,076	1,017,104
Navient Private Education Refinance Loan Trust Series 2021-CA Class A144A	1.06	10-15-2069	4,954,571	4,229,333
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	6,808,235	5,765,138
Navient Private Education Refinance Loan Trust Series 2021-FA Class A144A	1.11	2-18-2070	4,415,308	3,664,856
Navient Private Education Refinance Loan Trust Series 2022-A Class A144A	2.23	7-15-2070	3,195,018	2,766,582
Navient Student Loan Trust Series 2021-3A Class A1A144A	1.77	8-25-2070	4,755,862	4,103,899
Nelnet Student Loan Trust Series 2004-3 Class A5 (90 Day Average U.S. SOFR+0.44%)±	5.78	10-27-2036	1,041,334	1,020,110
The accompanying notes are an integral part of these financial statements.
32 | Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Nelnet Student Loan Trust Series 2004-4 Class A5 (90 Day Average U.S. SOFR+0.42%)±	5.76%	1-25-2037	$2,969,869	$2,928,950
Nelnet Student Loan Trust Series 2005-1 Class A5 (90 Day Average U.S. SOFR+0.37%)±	5.71	10-25-2033	8,736,708	8,557,562
Nelnet Student Loan Trust Series 2005-2 Class A5 (90 Day Average U.S. SOFR+0.36%)±	5.60	3-23-2037	8,527,817	8,364,883
Nelnet Student Loan Trust Series 2005-3 Class A5 (90 Day Average U.S. SOFR+0.38%)±	5.62	12-24-2035	6,452,622	6,341,436
Nelnet Student Loan Trust Series 2005-4 Class A4 (90 Day Average U.S. SOFR+0.44%)±	5.68	3-22-2032	1,668,158	1,580,830
Nissan Auto Lease Trust Series 2023-B Class A4	5.61	11-15-2027	3,476,000	3,481,556
Nissan Auto Receivables Owner Trust Series 2022-B Class A4	4.45	11-15-2029	2,437,000	2,383,719
PenFed Auto Receivables Owner Trust Series 2022-A Class A3144A	3.96	4-15-2026	3,548,000	3,511,074
PenFed Auto Receivables Owner Trust Series 2022-A Class A4144A	4.18	12-15-2028	1,743,000	1,707,051
Santander Drive Auto Receivables Trust Series 2022-2 Class A3	2.98	10-15-2026	3,639,140	3,614,365
Santander Drive Auto Receivables Trust Series 2022-3 Class A3	3.40	12-15-2026	1,938,418	1,920,785
Santander Drive Auto Receivables Trust Series 2022-4 Class A3	4.14	2-16-2027	4,020,979	3,987,327
Santander Drive Auto Receivables Trust Series 2022-5 Class A3	4.11	8-17-2026	2,977,955	2,961,599
Santander Drive Auto Receivables Trust Series 2022-6 Class A3	4.49	11-16-2026	7,570,636	7,526,649
Santander Drive Auto Receivables Trust Series 2022-7 Class A3	5.75	4-15-2027	1,964,000	1,960,232
SMB Private Education Loan Trust Series 2016-B Class A2A144A	2.43	2-17-2032	617,134	599,752
SMB Private Education Loan Trust Series 2016-C Class A2B (U.S. SOFR 1 Month+1.21%)144A±	6.54	9-15-2034	539,783	539,832
SMB Private Education Loan Trust Series 2020-B Class A1A144A	1.29	7-15-2053	1,750,083	1,560,066
SMB Private Education Loan Trust Series 2020-PTB Class A2A144A	1.60	9-15-2054	10,137,071	9,035,707
SMB Private Education Loan Trust Series 2021-A Class APT1144A	1.07	1-15-2053	6,174,108	5,306,117
SMB Private Education Loan Trust Series 2021-B Class A144A	1.31	7-17-2051	2,182,119	1,930,771
SMB Private Education Loan Trust Series 2021-E Class A1A144A	1.68	2-15-2051	4,686,311	4,184,383
SoFi Professional Loan Program LLC Series 2017-D Class A2FX144A	2.65	9-25-2040	79,738	76,317
SoFi Professional Loan Program LLC Series 2020-C Class AFX144A	1.95	2-15-2046	395,513	355,374
SoFi Professional Loan Program LLC Series 2021-B Class AFX144A	1.14	2-15-2047	3,470,108	2,858,736
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54	7-15-2029	11,090,000	11,144,808
T-Mobile U.S. Trust Series 2022-1A Class A144A	4.91	5-22-2028	3,719,000	3,689,198
Toyota Auto Receivables Owner Trust Series 2022-D Class A4	5.43	4-17-2028	2,132,000	2,149,209
Toyota Auto Receivables Owner Trust Series 2023-A Class A4	4.42	8-15-2028	2,768,000	2,704,215
Toyota Auto Receivables Owner Trust Series 2023-B Class A3	4.71	2-15-2028	4,376,000	4,332,532
Toyota Auto Receivables Owner Trust Series 2023-C Class A3	5.16	4-17-2028	7,200,000	7,193,079
Verizon Master Trust Series 2022-2 Class A	1.53	7-20-2028	3,146,000	3,007,436
Verizon Master Trust Series 2022-4 Class A	3.40	11-20-2028	6,085,000	5,898,859
Verizon Master Trust Series 2022-6 Class A	3.67	1-22-2029	4,554,000	4,424,633
Verizon Master Trust Series 2023-1 Class A	4.49	1-22-2029	6,417,000	6,316,143
Verizon Master Trust Series 2023-2 Class A	4.89	4-13-2028	2,391,000	2,369,461
Verizon Master Trust Series 2023-4 Class A1A	5.16	6-20-2029	11,813,000	11,795,494
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 33

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3	5.02%	6-20-2028	$5,050,000	$5,023,293
World Omni Select Auto Trust Series 2023-A Class A2A	5.92	3-15-2027	3,379,527	3,375,029
Total asset-backed securities (Cost $332,162,960)				320,229,111
Corporate bonds and notes: 18.34%
Basic materials: 0.16%
Chemicals: 0.08%
Celanese U.S. Holdings LLC	6.70	11-15-2033	3,576,000	3,705,322
Mining: 0.08%
Glencore Funding LLC144A	6.50	10-6-2033	3,576,000	3,741,684
Communications: 1.57%
Internet: 0.14%
Meta Platforms, Inc.	5.60	5-15-2053	3,339,000	3,392,495
Meta Platforms, Inc.	5.75	5-15-2063	3,339,000	3,397,051
				6,789,546
Media: 0.36%
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	6-1-2041	911,000	609,500
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	3-1-2042	5,738,000	3,793,209
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15	11-10-2026	3,717,000	3,763,802
Comcast Corp.	2.99	11-1-2063	1,977,000	1,174,500
Comcast Corp.	4.05	11-1-2052	1,704,000	1,337,887
Comcast Corp.	5.35	11-15-2027	3,474,000	3,541,365
Discovery Communications LLC	4.00	9-15-2055	1,847,000	1,221,710
Paramount Global	4.95	5-19-2050	2,137,000	1,572,006
				17,013,979
Telecommunications: 1.07%
AT&T, Inc.	3.50	6-1-2041	1,675,000	1,244,911
AT&T, Inc.	3.50	9-15-2053	2,604,000	1,733,650
AT&T, Inc.	3.55	9-15-2055	2,628,000	1,732,560
AT&T, Inc.	3.65	9-15-2059	1,654,000	1,091,670
AT&T, Inc.	3.80	12-1-2057	4,758,000	3,252,234
AT&T, Inc.	5.40	2-15-2034	9,178,000	9,071,845
T-Mobile USA, Inc.	1.50	2-15-2026	1,187,000	1,092,946
T-Mobile USA, Inc.	2.25	2-15-2026	3,692,000	3,451,228
T-Mobile USA, Inc.	2.55	2-15-2031	2,648,000	2,195,108
T-Mobile USA, Inc.	3.75	4-15-2027	5,637,000	5,374,365
T-Mobile USA, Inc.	4.80	7-15-2028	3,520,000	3,467,804
T-Mobile USA, Inc.	4.95	3-15-2028	3,508,000	3,481,523
T-Mobile USA, Inc.	5.05	7-15-2033	4,397,000	4,263,299
T-Mobile USA, Inc.	5.75	1-15-2034	3,496,000	3,559,176
The accompanying notes are an integral part of these financial statements.
34 | Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications(continued)
Verizon Communications, Inc.	2.36%	3-15-2032	$5,343,000	$4,262,047
Verizon Communications, Inc.	2.65	11-20-2040	2,213,000	1,506,410
				50,780,776
Consumer, cyclical: 1.71%
Airlines: 0.12%
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	5,824,000	5,592,175
Apparel: 0.19%
Tapestry, Inc.	7.35	11-27-2028	1,789,000	1,802,640
Tapestry, Inc.	7.70	11-27-2030	3,578,000	3,627,171
Tapestry, Inc.	7.85	11-27-2033	3,578,000	3,633,761
				9,063,572
Auto manufacturers: 0.64%
Ford Motor Credit Co. LLC	2.90	2-10-2029	7,322,000	6,209,026
Hyundai Capital America144A	0.80	1-8-2024	1,389,000	1,381,805
Hyundai Capital America144A	1.30	1-8-2026	3,315,000	3,023,556
Hyundai Capital America144A	5.50	3-30-2026	1,814,000	1,802,929
Hyundai Capital America144A	5.60	3-30-2028	5,508,000	5,453,525
Hyundai Capital America144A	5.70	6-26-2030	3,498,000	3,457,252
Hyundai Capital America144A	5.95	9-21-2026	4,927,000	4,949,062
Hyundai Capital America144A	6.50	1-16-2029	4,080,000	4,186,559
				30,463,714
Entertainment: 0.09%
Warnermedia Holdings, Inc.	5.05	3-15-2042	1,747,000	1,442,380
Warnermedia Holdings, Inc.	5.14	3-15-2052	1,634,000	1,305,992
Warnermedia Holdings, Inc.	5.39	3-15-2062	1,690,000	1,346,715
				4,095,087
Leisure time: 0.05%
Harley-Davidson Financial Services, Inc. Series CO144A	6.50	3-10-2028	2,644,000	2,647,537
Lodging: 0.08%
Marriott International, Inc.	5.55	10-15-2028	1,718,000	1,730,628
Marriott International, Inc. Series II	2.75	10-15-2033	2,800,000	2,200,972
				3,931,600
Retail: 0.54%
Lowe’s Cos., Inc.	4.25	4-1-2052	3,313,000	2,601,235
Lowe’s Cos., Inc.	5.63	4-15-2053	6,109,000	5,942,483
Lowe’s Cos., Inc.	5.75	7-1-2053	1,765,000	1,740,091
Lowe’s Cos., Inc.	5.85	4-1-2063	883,000	855,361
McDonald’s Corp.	4.70	12-9-2035	1,263,000	1,194,929
McDonald’s Corp.	4.80	8-14-2028	3,520,000	3,509,965
McDonald’s Corp.	5.45	8-14-2053	1,676,000	1,651,469
O’Reilly Automotive, Inc.	5.75	11-20-2026	1,353,000	1,368,379
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 35

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail(continued)
Walmart, Inc.	4.10%	4-15-2033	$4,418,000	$4,201,899
Walmart, Inc.	4.50	4-15-2053	2,651,000	2,415,460
				25,481,271
Consumer, non-cyclical: 2.96%
Agriculture: 0.78%
Altria Group, Inc.	6.20	11-1-2028	4,819,000	4,958,479
Altria Group, Inc.	6.88	11-1-2033	4,991,000	5,298,014
Bunge Ltd. Finance Corp.	1.63	8-17-2025	1,811,000	1,695,512
Philip Morris International, Inc.	4.88	2-15-2028	7,629,000	7,544,648
Philip Morris International, Inc.	5.00	11-17-2025	3,732,000	3,713,788
Philip Morris International, Inc.	5.13	11-17-2027	2,062,000	2,063,475
Philip Morris International, Inc.	5.25	9-7-2028	3,790,000	3,806,799
Philip Morris International, Inc.	5.38	2-15-2033	2,862,000	2,818,384
Philip Morris International, Inc.	5.50	9-7-2030	2,489,000	2,499,075
Philip Morris International, Inc.	5.63	9-7-2033	1,545,000	1,552,311
Philip Morris International, Inc.	5.75	11-17-2032	898,000	918,540
				36,869,025
Beverages: 0.46%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70	2-1-2036	5,462,000	5,204,771
Anheuser-Busch InBev Worldwide, Inc.	4.38	4-15-2038	2,300,000	2,080,133
Anheuser-Busch InBev Worldwide, Inc.	5.80	1-23-2059	1,329,000	1,387,993
Constellation Brands, Inc.	5.25	11-15-2048	3,641,000	3,383,898
Keurig Dr Pepper, Inc.	4.50	4-15-2052	3,293,000	2,754,316
PepsiCo, Inc.	5.13	11-10-2026	6,980,000	7,046,742
				21,857,853
Biotechnology: 0.39%
Amgen, Inc.	5.25	3-2-2025	5,361,000	5,340,750
Amgen, Inc.	5.65	3-2-2053	11,602,000	11,441,099
Gilead Sciences, Inc.	2.60	10-1-2040	2,716,000	1,868,911
				18,650,760
Commercial services: 0.06%
Quanta Services, Inc.	0.95	10-1-2024	3,124,000	2,996,935
Cosmetics/Personal Care: 0.12%
Kenvue, Inc.	5.05	3-22-2028	3,520,000	3,543,301
Kenvue, Inc.	5.05	3-22-2053	2,337,000	2,236,594
				5,779,895
Food: 0.10%
J M Smucker Co.	6.50	11-15-2043	1,775,000	1,853,865
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL144A	6.75	3-15-2034	1,806,000	1,827,338
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL144A	7.25	11-15-2053	1,100,000	1,115,323
				4,796,526
The accompanying notes are an integral part of these financial statements.
36 | Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-products: 0.10%
Abbott Laboratories	1.40%	6-30-2030	$3,958,000	$3,248,556
Abbott Laboratories	4.75	11-30-2036	1,773,000	1,734,635
				4,983,191
Healthcare-services: 0.41%
HCA, Inc.	3.63	3-15-2032	2,722,000	2,349,568
HCA, Inc.	4.63	3-15-2052	1,686,000	1,335,212
HCA, Inc.	5.50	6-1-2033	2,755,000	2,708,871
HCA, Inc.	5.90	6-1-2053	7,342,000	6,981,540
UnitedHealth Group, Inc.	3.05	5-15-2041	824,000	608,846
UnitedHealth Group, Inc.	5.20	4-15-2063	1,820,000	1,737,196
UnitedHealth Group, Inc.	5.88	2-15-2053	3,343,000	3,552,527
				19,273,760
Pharmaceuticals: 0.54%
AbbVie, Inc.	3.20	11-21-2029	6,680,000	6,065,469
AbbVie, Inc.	4.05	11-21-2039	1,853,000	1,592,531
AbbVie, Inc.	4.25	11-21-2049	5,608,000	4,717,967
AbbVie, Inc.	4.45	5-14-2046	1,160,000	1,013,510
AbbVie, Inc.	4.50	5-14-2035	3,923,000	3,688,233
AbbVie, Inc.	4.55	3-15-2035	4,351,000	4,108,746
CVS Health Corp.	5.88	6-1-2053	1,263,000	1,236,191
Merck & Co., Inc.	5.00	5-17-2053	1,785,000	1,717,329
Merck & Co., Inc.	5.15	5-17-2063	1,339,000	1,302,421
				25,442,397
Energy: 1.19%
Oil & gas: 0.38%
BP Capital Markets America, Inc.	3.00	3-17-2052	2,106,000	1,373,319
BP Capital Markets America, Inc.	4.81	2-13-2033	9,646,000	9,362,284
Diamondback Energy, Inc.	4.25	3-15-2052	532,000	401,295
Diamondback Energy, Inc.	6.25	3-15-2033	2,645,000	2,738,260
Diamondback Energy, Inc.	6.25	3-15-2053	4,490,000	4,514,144
				18,389,302
Pipelines: 0.81%
Energy Transfer LP	4.40	3-15-2027	775,000	745,484
Energy Transfer LP	4.95	5-15-2028	3,401,000	3,311,798
Energy Transfer LP	5.30	4-15-2047	4,552,000	3,943,089
Energy Transfer LP	5.40	10-1-2047	1,338,000	1,177,856
Energy Transfer LP	5.75	2-15-2033	6,402,000	6,375,292
Energy Transfer LP	6.10	12-1-2028	4,281,000	4,380,002
Energy Transfer LP	6.13	12-15-2045	1,400,000	1,344,895
Energy Transfer LP	6.40	12-1-2030	3,541,000	3,678,062
MPLX LP	4.95	3-14-2052	3,267,000	2,726,850
MPLX LP	5.00	3-1-2033	5,292,000	4,994,292
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 37

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
MPLX LP	5.65%	3-1-2053	$950,000	$882,950
ONEOK, Inc.	6.63	9-1-2053	4,581,000	4,810,348
				38,370,918
Financial: 5.21%
Banks: 2.99%
Bank of America Corp. (U.S. SOFR+0.96%)±	1.73	7-22-2027	12,193,000	11,006,432
Bank of America Corp. (U.S. SOFR+1.34%)±	5.93	9-15-2027	9,615,000	9,687,585
Bank of America Corp. (U.S. SOFR+1.57%)±	5.82	9-15-2029	13,460,000	13,580,023
Bank of America Corp. (U.S. SOFR+1.84%)±	5.87	9-15-2034	6,732,000	6,754,549
Bank of America Corp. (U.S. SOFR+1.91%)±	5.29	4-25-2034	9,912,000	9,529,887
Bank of America Corp. (U.S. SOFR 3 Month+1.30%)±	3.42	12-20-2028	12,375,000	11,367,750
Citibank NA	5.80	9-29-2028	8,784,000	8,959,707
Citigroup, Inc. (U.S. SOFR+2.66%)±	6.17	5-25-2034	4,246,000	4,213,379
KeyBank NA	5.00	1-26-2033	2,617,000	2,295,428
M&T Bank Corp. (U.S. SOFR+2.80%)±	7.41	10-30-2029	3,630,000	3,784,975
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	1,750,000	1,720,917
Morgan Stanley (U.S. SOFR+1.63%)±	5.45	7-20-2029	3,494,000	3,480,750
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	1,750,000	1,722,507
Morgan Stanley (U.S. SOFR+1.87%)±	5.25	4-21-2034	5,280,000	5,059,091
Morgan Stanley (U.S. SOFR+2.56%)±	6.34	10-18-2033	6,013,000	6,227,504
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	4,458,000	4,654,343
Truist Financial Corp. (U.S. SOFR+2.45%)±	7.16	10-30-2029	6,188,000	6,469,233
Wells Fargo & Co. (U.S. SOFR+1.74%)±	5.57	7-25-2029	1,775,000	1,772,152
Wells Fargo & Co. (U.S. SOFR+1.79%)±	6.30	10-23-2029	6,219,000	6,406,354
Wells Fargo & Co. (U.S. SOFR+2.06%)±	6.49	10-23-2034	9,789,000	10,223,689
Wells Fargo & Co. (U.S. SOFR+2.10%)±	4.90	7-25-2033	12,461,000	11,654,798
Wells Fargo & Co. (U.S. SOFR+2.13%)±	4.61	4-25-2053	1,749,000	1,464,720
				142,035,773
Diversified financial services: 0.58%
American Express Co. (U.S. SOFR+0.97%)±	5.39	7-28-2027	5,186,000	5,180,032
American Express Co. (U.S. SOFR+1.28%)±	5.28	7-27-2029	7,077,000	7,041,843
American Express Co. (U.S. SOFR+1.94%)±	6.49	10-30-2031	2,651,000	2,790,631
Capital One Financial Corp. (U.S. SOFR+2.44%)±	7.15	10-29-2027	4,427,000	4,503,243
Capital One Financial Corp. (U.S. SOFR+3.07%)±	7.62	10-30-2031	4,427,000	4,626,748
Charles Schwab Corp. (U.S. SOFR+2.01%)±	6.14	8-24-2034	3,475,000	3,483,877
				27,626,374
REITS: 1.64%
Agree LP	2.00	6-15-2028	3,266,000	2,761,500
Agree LP	2.60	6-15-2033	740,000	559,893
Agree LP	4.80	10-1-2032	1,654,000	1,504,234
American Homes 4 Rent LP	3.63	4-15-2032	3,006,000	2,576,254
American Homes 4 Rent LP	4.30	4-15-2052	1,343,000	1,000,412
American Tower Corp.	2.95	1-15-2051	883,000	543,793
American Tower Corp.	3.13	1-15-2027	1,491,000	1,383,899
American Tower Corp.	5.50	3-15-2028	3,513,000	3,512,530
The accompanying notes are an integral part of these financial statements.
38 | Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITS(continued)
American Tower Corp.	5.80%	11-15-2028	$4,371,000	$4,426,623
American Tower Corp.	5.90	11-15-2033	5,246,000	5,331,405
Brixmor Operating Partnership LP	2.50	8-16-2031	2,905,000	2,290,668
Crown Castle, Inc.	1.05	7-15-2026	4,700,000	4,178,094
Crown Castle, Inc.	2.10	4-1-2031	3,063,000	2,405,908
Crown Castle, Inc.	2.90	4-1-2041	1,759,000	1,185,839
Crown Castle, Inc.	3.65	9-1-2027	2,466,000	2,304,833
Crown Castle, Inc.	3.80	2-15-2028	2,922,000	2,719,852
Crown Castle, Inc.	4.80	9-1-2028	594,000	573,780
Crown Castle, Inc.	5.00	1-11-2028	5,850,000	5,710,378
Crown Castle, Inc.	5.10	5-1-2033	3,008,000	2,876,127
Essex Portfolio LP	2.55	6-15-2031	1,553,000	1,244,488
Federal Realty Investment Trust	3.95	1-15-2024	2,079,000	2,073,316
Invitation Homes Operating Partnership LP	2.00	8-15-2031	524,000	396,083
Invitation Homes Operating Partnership LP	4.15	4-15-2032	3,021,000	2,642,255
NNN REIT, Inc.	5.60	10-15-2033	2,608,000	2,550,025
Realty Income Corp.	2.20	6-15-2028	1,611,000	1,402,442
Realty Income Corp.	2.85	12-15-2032	2,173,000	1,759,401
Realty Income Corp.	4.90	7-15-2033	2,935,000	2,788,603
Realty Income Corp.	5.63	10-13-2032	3,072,000	3,093,551
Regency Centers LP	2.95	9-15-2029	4,156,000	3,622,254
STORE Capital Corp.	2.70	12-1-2031	1,044,000	748,000
STORE Capital Corp.	2.75	11-18-2030	2,658,000	1,949,917
STORE Capital Corp.	4.50	3-15-2028	1,750,000	1,559,345
STORE Capital Corp.	4.63	3-15-2029	1,918,000	1,669,699
Sun Communities Operating LP	4.20	4-15-2032	3,002,000	2,625,060
				77,970,461
Industrial: 1.57%
Aerospace/defense: 0.75%
Boeing Co.	2.20	2-4-2026	5,944,000	5,556,737
Boeing Co.	3.25	2-1-2035	1,925,000	1,547,278
Boeing Co.	3.75	2-1-2050	3,429,000	2,490,848
Boeing Co.	5.81	5-1-2050	4,927,000	4,805,365
Northrop Grumman Corp.	4.40	5-1-2030	2,028,000	1,955,498
RTX Corp.	5.38	2-27-2053	3,000,000	2,866,909
RTX Corp.	5.75	1-15-2029	3,679,000	3,755,409
RTX Corp.	6.00	3-15-2031	3,679,000	3,810,211
RTX Corp.	6.10	3-15-2034	4,599,000	4,819,089
RTX Corp.	6.40	3-15-2054	3,678,000	3,992,696
				35,600,040
Building materials: 0.11%
Carrier Global Corp.144A	5.90	3-15-2034	3,578,000	3,681,966
Carrier Global Corp.144A	6.20	3-15-2054	1,252,000	1,323,424
				5,005,390
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 39

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Environmental control: 0.16%
Republic Services, Inc.	5.00%	4-1-2034	$2,648,000	$2,595,630
Veralto Corp.144A	5.50	9-18-2026	1,658,000	1,664,250
Waste Management, Inc.	4.88	2-15-2034	3,540,000	3,472,545
				7,732,425
Machinery-diversified: 0.39%
John Deere Capital Corp.	4.15	9-15-2027	4,916,000	4,806,265
John Deere Capital Corp.	4.95	7-14-2028	1,395,000	1,397,396
John Deere Capital Corp.	5.15	9-8-2026	6,108,000	6,151,210
John Deere Capital Corp. Series I	5.15	9-8-2033	6,108,000	6,165,003
				18,519,874
Transportation: 0.16%
Burlington Northern Santa Fe LLC	4.45	1-15-2053	705,000	612,517
Crowley Conro LLC	4.18	8-15-2043	2,319,160	2,153,581
Union Pacific Corp.	2.38	5-20-2031	1,674,000	1,397,125
Union Pacific Corp.	2.80	2-14-2032	2,271,000	1,922,694
Union Pacific Corp.	3.38	2-14-2042	1,878,000	1,436,294
				7,522,211
Technology: 1.98%
Computers: 0.17%
Apple, Inc.	2.38	2-8-2041	1,273,000	895,673
Apple, Inc.	2.65	5-11-2050	1,388,000	902,239
Apple, Inc.	2.65	2-8-2051	1,075,000	697,121
Apple, Inc.	3.95	8-8-2052	2,478,000	2,060,395
Apple, Inc.	4.15	5-10-2030	2,640,000	2,589,125
Apple, Inc.	4.85	5-10-2053	886,000	857,582
				8,002,135
Semiconductors: 0.86%
Broadcom, Inc.144A	2.45	2-15-2031	2,739,000	2,252,031
Broadcom, Inc.	3.15	11-15-2025	2,052,000	1,969,008
Broadcom, Inc.144A	3.47	4-15-2034	1,769,000	1,470,951
Broadcom, Inc.144A	4.93	5-15-2037	2,505,000	2,294,408
Intel Corp.	2.80	8-12-2041	1,519,000	1,074,020
Intel Corp.	5.63	2-10-2043	1,012,000	1,030,339
Intel Corp.	5.70	2-10-2053	3,536,000	3,592,427
Intel Corp.	5.90	2-10-2063	2,456,000	2,568,842
KLA Corp.	3.30	3-1-2050	1,445,000	1,027,539
Marvell Technology, Inc.	5.75	2-15-2029	2,625,000	2,649,122
Marvell Technology, Inc.	5.95	9-15-2033	2,625,000	2,659,261
Micron Technology, Inc.	3.48	11-1-2051	864,000	578,915
Micron Technology, Inc.	5.38	4-15-2028	8,829,000	8,780,246
Micron Technology, Inc.	5.88	2-9-2033	1,038,000	1,039,906
QUALCOMM, Inc.	6.00	5-20-2053	3,969,000	4,310,094
Texas Instruments, Inc.	5.00	3-14-2053	3,898,000	3,746,235
				41,043,344
The accompanying notes are an integral part of these financial statements.
40 | Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Software: 0.95%
Fiserv, Inc.	5.38%	8-21-2028	$5,211,000	$5,256,973
Fiserv, Inc.	5.60	3-2-2033	902,000	905,874
Fiserv, Inc.	5.63	8-21-2033	5,211,000	5,239,295
Intuit, Inc.	5.13	9-15-2028	3,549,000	3,580,784
Intuit, Inc.	5.20	9-15-2033	3,550,000	3,578,159
Intuit, Inc.	5.25	9-15-2026	4,440,000	4,471,156
Intuit, Inc.	5.50	9-15-2053	3,500,000	3,591,362
Oracle Corp.	4.00	7-15-2046	3,054,000	2,318,191
Oracle Corp.	4.38	5-15-2055	1,064,000	824,302
Oracle Corp.	5.55	2-6-2053	2,344,000	2,209,700
VMware, Inc.	1.00	8-15-2024	5,446,000	5,267,887
VMware, Inc.	1.40	8-15-2026	5,124,000	4,622,582
VMware, Inc.	4.70	5-15-2030	3,147,000	2,998,080
				44,864,345
Utilities: 1.99%
Electric: 1.99%
American Transmission Systems, Inc.144A	2.65	1-15-2032	1,089,000	882,950
Baltimore Gas & Electric Co.	2.25	6-15-2031	2,338,000	1,914,930
Baltimore Gas & Electric Co.	5.40	6-1-2053	2,640,000	2,527,746
CenterPoint Energy Houston Electric LLC	5.20	10-1-2028	2,645,000	2,667,843
CenterPoint Energy Houston Electric LLC Series AH	3.60	3-1-2052	1,725,000	1,248,301
Consolidated Edison Co. of New York, Inc.	5.20	3-1-2033	949,000	941,648
Consolidated Edison Co. of New York, Inc.	5.50	3-15-2034	4,490,000	4,525,989
Consolidated Edison Co. of New York, Inc.	5.90	11-15-2053	1,793,000	1,821,101
Consumers Energy Co.	2.50	5-1-2060	1,423,000	777,216
DTE Electric Co.	2.95	3-1-2050	2,728,000	1,746,386
DTE Electric Co. Series B	3.65	3-1-2052	1,247,000	901,156
Duke Energy Carolinas LLC	2.55	4-15-2031	1,590,000	1,325,702
Duke Energy Carolinas LLC	2.85	3-15-2032	2,903,000	2,428,080
Duke Energy Carolinas LLC	3.55	3-15-2052	2,123,000	1,503,039
Duke Energy Carolinas LLC	4.95	1-15-2033	2,626,000	2,573,194
Duke Energy Carolinas LLC	5.35	1-15-2053	3,525,000	3,340,185
Duke Energy Carolinas LLC	5.40	1-15-2054	1,263,000	1,201,335
Duke Energy Corp.	2.55	6-15-2031	2,628,000	2,145,812
Duke Energy Corp.	3.50	6-15-2051	485,000	329,481
Duke Energy Corp.	5.75	9-15-2033	1,405,000	1,424,321
Duke Energy Florida LLC	2.40	12-15-2031	2,327,000	1,884,408
Duke Energy Progress LLC	2.50	8-15-2050	2,355,000	1,341,834
Duke Energy Progress LLC	5.25	3-15-2033	1,754,000	1,743,015
Entergy Arkansas LLC	2.65	6-15-2051	2,102,000	1,206,567
Entergy Arkansas LLC	5.15	1-15-2033	3,526,000	3,443,390
Exelon Corp.	5.60	3-15-2053	1,157,000	1,108,504
Jersey Central Power & Light Co.144A	2.75	3-1-2032	2,564,000	2,075,121
Metropolitan Edison Co.144A	4.30	1-15-2029	2,748,000	2,603,119
Metropolitan Edison Co.144A	5.20	4-1-2028	2,646,000	2,612,387
MidAmerican Energy Co.	2.70	8-1-2052	2,025,000	1,214,999
Mississippi Power Co. Series 12-A	4.25	3-15-2042	1,198,000	956,227
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 41

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Mississippi Power Co. Series B	3.10%	7-30-2051	$2,799,000	$1,719,190
NSTAR Electric Co.	3.10	6-1-2051	1,442,000	923,700
Pacific Gas & Electric Co.	2.10	8-1-2027	1,250,000	1,102,624
Pacific Gas & Electric Co.	3.95	12-1-2047	5,363,000	3,636,297
Pacific Gas & Electric Co.	4.20	6-1-2041	1,355,000	1,002,001
Pacific Gas & Electric Co.	4.50	7-1-2040	805,000	638,278
Pacific Gas & Electric Co.	4.75	2-15-2044	785,000	612,522
Pacific Gas & Electric Co.	4.95	7-1-2050	7,515,000	5,979,231
PacifiCorp.	5.50	5-15-2054	1,337,000	1,160,158
PECO Energy Co.	2.85	9-15-2051	2,815,000	1,729,998
Pennsylvania Electric Co.144A	3.25	3-15-2028	2,279,000	2,078,831
Pennsylvania Electric Co.144A	5.15	3-30-2026	1,765,000	1,746,453
Public Service Co. of Oklahoma Series K	3.15	8-15-2051	1,579,000	995,309
Public Service Electric & Gas Co.	1.90	8-15-2031	4,007,000	3,164,888
Public Service Electric & Gas Co.	2.05	8-1-2050	650,000	346,617
Public Service Electric & Gas Co.	2.70	5-1-2050	1,104,000	678,222
Public Service Enterprise Group, Inc.	5.88	10-15-2028	5,291,000	5,397,246
Public Service Enterprise Group, Inc.	6.13	10-15-2033	2,119,000	2,190,975
Southern California Edison Co. Series C	4.13	3-1-2048	1,760,000	1,368,756
Virginia Electric & Power Co.	2.95	11-15-2051	2,334,000	1,448,746
Virginia Electric & Power Co.	5.45	4-1-2053	449,000	426,093
				94,762,121
Total corporate bonds and notes (Cost $904,831,236)				871,401,318
Municipal obligations: 0.33%
Nevada: 0.08%
Airport revenue: 0.08%
County of Clark Department of Aviation Series C	6.82	7-1-2045	3,365,000	3,886,065
New York: 0.10%
Airport revenue: 0.10%
Port Authority of New York & New Jersey	4.46	10-1-2062	5,505,000	4,640,778
Ohio: 0.04%
Education revenue: 0.04%
Ohio State University Series A	4.80	6-1-2111	1,957,000	1,689,611
Texas: 0.11%
Education revenue: 0.02%
Board of Regents of the University of Texas System Series B	2.44	8-15-2049	1,695,000	1,036,773
Transportation revenue: 0.09%
North Texas Tollway Authority Series B	6.72	1-1-2049	3,609,000	4,184,175
				5,220,948
Total municipal obligations (Cost $17,128,023)				15,437,402
The accompanying notes are an integral part of these financial statements.
42 | Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities: 2.17%
Angel Oak Mortgage Trust Series 2020-2 Class A1A144A±±	2.53%	1-26-2065	$1,175,872	$1,067,527
Angel Oak Mortgage Trust Series 2020-5 Class A1144A±±	1.37	5-25-2065	441,033	389,777
Angel Oak Mortgage Trust Series 2021-6 Class A1144A±±	1.46	9-25-2066	2,510,285	1,944,859
BBCMS Mortgage Trust Series 2018-C2 Class ASB	4.24	12-15-2051	1,075,038	1,043,112
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A	2.88	7-25-2049	1,592,014	1,485,557
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1144A	2.72	11-25-2059	822,865	793,333
BX Commercial Mortgage Trust Series 2021-VOLT Class A (U.S. SOFR 1 Month+0.81%)144A±	6.14	9-15-2036	10,912,000	10,583,201
BX Commercial Mortgage Trust Series 2021-XL2 Class A (U.S. SOFR 1 Month+0.80%)144A±	6.13	10-15-2038	3,793,925	3,701,053
CFCRE Commercial Mortgage Trust Series 2017-C8 Class ASB	3.37	6-15-2050	1,093,844	1,053,716
COLT Mortgage Loan Trust Series 2021-2 Class A1144A±±	0.92	8-25-2066	3,482,692	2,717,100
COLT Mortgage Loan Trust Series 2021-4 Class A1144A±±	1.40	10-25-2066	3,554,836	2,767,149
COMM Mortgage Trust Series 2014-UBS4 Class A4	3.42	8-10-2047	3,732,657	3,660,822
COMM Mortgage Trust Series 2015-LC23 Class A3	3.52	10-10-2048	1,901,886	1,842,254
EQUS Mortgage Trust Series 2021-EQAZ Class A (U.S. SOFR 1 Month+0.87%)144A±	6.19	10-15-2038	4,122,917	4,019,347
GS Mortgage Securities Trust Series 2014-GC18 Class A4	4.07	1-10-2047	1,000,917	998,509
GS Mortgage Securities Trust Series 2015-GC32 Class A3	3.50	7-10-2048	1,702,843	1,632,154
GS Mortgage Securities Trust Series 2020-GSA2 Class A4	1.72	12-12-2053	5,595,000	4,355,601
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1 Class A1144A	5.31	1-25-2051	2,015,977	1,964,214
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class A3	3.39	12-15-2049	1,080,000	1,010,205
JPMBB Commercial Mortgage Securities Trust Series 2013-C17 Class A4	4.20	1-15-2047	77,974	76,804
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class A4	3.67	9-15-2047	1,345,164	1,326,398
JPMBB Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	5,566,736	5,395,992
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class A5	3.82	7-15-2048	3,008,000	2,852,300
Med Trust Series 2021-MDLN Class A (U.S. SOFR 1 Month+1.06%)144A±	6.39	11-15-2038	6,630,180	6,467,903
MFA Trust Series 2021-NQM2 Class A1144A±±	1.03	11-25-2064	1,374,854	1,137,614
Morgan Stanley Capital I Trust Series 2020-HR8 Class A3	1.79	7-15-2053	3,030,000	2,391,705
New Residential Mortgage Loan Trust Series 2019-NQM4 Class A1144A±±	2.49	9-25-2059	686,841	623,871
NewRez Warehouse Securitization Trust Series 2021-1 Class A (U.S. SOFR 1 Month+0.86%)144A±	6.21	5-25-2055	5,037,067	5,025,217
STAR Trust Series 2021-1 Class A1144A±±	1.22	5-25-2065	1,202,440	1,046,216
Starwood Mortgage Residential Trust Series 2020-1 Class A1144A±±	2.28	2-25-2050	236,997	220,566
Starwood Mortgage Residential Trust Series 2020-3 Class A1144A±±	1.49	4-25-2065	1,132,351	1,042,005
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1144A±±	1.03	11-25-2055	1,004,022	886,191
Starwood Mortgage Residential Trust Series 2021-4 Class A1144A±±	1.16	8-25-2056	3,230,763	2,606,651
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 43

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Verus Securitization Trust Series 2019-4 Class A1144A	3.64%	11-25-2059	$1,130,560	$1,080,905
Verus Securitization Trust Series 2019-INV3 Class A1144A±±	3.69	11-25-2059	457,584	441,413
Verus Securitization Trust Series 2020-2 Class A1144A±±	2.23	5-25-2060	561,402	547,893
Verus Securitization Trust Series 2021-1 Class A1144A±±	0.82	1-25-2066	1,677,857	1,406,945
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	3,110,921	2,595,525
Verus Securitization Trust Series 2021-3 Class A1144A±±	1.05	6-25-2066	2,342,461	1,905,368
Verus Securitization Trust Series 2021-4 Class A1144A±±	0.94	7-25-2066	3,023,766	2,329,244
Verus Securitization Trust Series 2021-5 Class A1144A±±	1.01	9-25-2066	7,443,243	5,796,872
Verus Securitization Trust Series 2021-7 Class A1144A±±	1.83	10-25-2066	3,224,774	2,711,430
Verus Securitization Trust Series 2021-8 Class A1144A±±	1.82	11-25-2066	3,178,881	2,663,834
Verus Securitization Trust Series 2021-R1 Class A1144A±±	0.82	10-25-2063	1,371,036	1,227,161
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	1,418,246	1,252,389
Visio Trust Series 2020-1R Class A1144A	1.31	11-25-2055	1,056,457	937,315
Total non-agency mortgage-backed securities (Cost $115,245,013)				103,025,217
U.S. Treasury securities: 27.24%
U.S. Treasury Bonds	1.13	5-15-2040	5,206,000	3,086,182
U.S. Treasury Bonds	1.13	8-15-2040	126,786,000	74,506,585
U.S. Treasury Bonds	1.38	11-15-2040	148,686,000	91,017,903
U.S. Treasury Bonds	1.63	11-15-2050	18,032,000	9,816,170
U.S. Treasury Bonds	1.75	8-15-2041	87,846,000	56,533,705
U.S. Treasury Bonds	2.00	11-15-2041	72,211,000	48,378,549
U.S. Treasury Bonds	2.00	8-15-2051	6,165,000	3,692,739
U.S. Treasury Bonds	2.38	2-15-2042	12,685,000	9,035,089
U.S. Treasury Bonds	2.88	5-15-2052	13,255,000	9,734,658
U.S. Treasury Bonds	3.00	8-15-2052	54,456,000	41,084,499
U.S. Treasury Bonds	3.63	2-15-2053	13,016,000	11,105,800
U.S. Treasury Bonds	3.63	5-15-2053	6,624,000	5,654,205
U.S. Treasury Bonds	3.88	5-15-2043	51,895,000	46,251,419
U.S. Treasury Bonds	4.13	8-15-2053	37,220,000	34,806,516
U.S. Treasury Bonds	4.38	8-15-2043	22,003,000	21,030,055
U.S. Treasury Bonds	4.75	11-15-2053	12,715,000	13,244,460
U.S. Treasury Notes	0.38	7-31-2027	34,288,000	29,659,120
U.S. Treasury Notes	1.13	8-31-2028	3,003,000	2,591,730
U.S. Treasury Notes	1.50	8-15-2026	24,320,000	22,469,400
U.S. Treasury Notes	2.00	11-15-2026	32,604,000	30,401,956
U.S. Treasury Notes	2.38	3-31-2029	16,662,000	15,104,494
U.S. Treasury Notes	2.63	7-31-2029	8,779,000	8,017,353
U.S. Treasury Notes	2.75	7-31-2027	9,559,000	9,028,401
U.S. Treasury Notes	2.88	8-15-2028	8,219,000	7,707,239
U.S. Treasury Notes	3.13	11-15-2028	637,000	602,463
U.S. Treasury Notes	3.25	6-30-2029	80,913,000	76,469,106
U.S. Treasury Notes	3.88	4-30-2025	7,754,000	7,638,296
U.S. Treasury Notes	4.00	2-15-2026	270,000	266,425
U.S. Treasury Notes	4.00	2-28-2030	23,049,000	22,601,181
U.S. Treasury Notes	4.13	1-31-2025	2,792,000	2,761,135
U.S. Treasury Notes	4.25	5-31-2025	54,357,000	53,832,540
U.S. Treasury Notes	4.38	10-31-2024	1,068,000	1,059,740
The accompanying notes are an integral part of these financial statements.
44 | Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	4.38%	8-15-2026	$8,502,000	$8,470,450
U.S. Treasury Notes	4.38	11-30-2028	58,559,000	58,769,754
U.S. Treasury Notes	4.38	11-30-2030	8,551,000	8,556,344
U.S. Treasury Notes	4.50	11-30-2024	224,000	222,451
U.S. Treasury Notes	4.50	11-15-2033	56,886,000	57,588,186
U.S. Treasury Notes##	4.63	11-15-2026	93,775,000	94,177,940
U.S. Treasury Notes	4.88	11-30-2025	18,270,000	18,327,094
U.S. Treasury Notes##	4.88	10-31-2028	148,800,000	152,450,250
U.S. Treasury Notes	5.00	8-31-2025	50,565,000	50,719,065
U.S. Treasury Notes	5.00	9-30-2025	65,741,000	65,982,393
U.S. Treasury Notes	5.00	10-31-2025	10,098,000	10,143,757
Total U.S. Treasury securities (Cost $1,381,397,420)				1,294,596,797
Yankee corporate bonds and notes: 3.87%
Basic materials: 0.15%
Mining: 0.15%
Anglo American Capital PLC144A	4.75	3-16-2052	4,986,000	3,998,985
Glencore Finance Canada Ltd.144A	5.55	10-25-2042	792,000	722,024
Glencore Finance Canada Ltd.144A	6.00	11-15-2041	644,000	622,970
Glencore Finance Canada Ltd.144A	6.90	11-15-2037	1,808,000	1,896,803
				7,240,782
Consumer, non-cyclical: 0.56%
Commercial services: 0.02%
Adani International Container Terminal Pvt Ltd.144A	3.00	2-16-2031	1,270,900	1,019,897
Healthcare-products: 0.09%
DH Europe Finance II Sarl	2.20	11-15-2024	4,301,000	4,167,991
Pharmaceuticals: 0.45%
Pfizer Investment Enterprises Pte. Ltd.	4.75	5-19-2033	10,414,000	10,130,973
Pfizer Investment Enterprises Pte. Ltd.	5.30	5-19-2053	8,114,000	7,911,433
Pfizer Investment Enterprises Pte. Ltd.	5.34	5-19-2063	3,517,000	3,382,569
				21,424,975
Energy: 0.58%
Oil & gas: 0.27%
Aker BP ASA144A	5.60	6-13-2028	4,643,000	4,647,551
Aker BP ASA144A	6.00	6-13-2033	5,675,000	5,684,834
Petroleos Mexicanos	2.38	4-15-2025	544,350	528,664
Petroleos Mexicanos	2.46	12-15-2025	2,016,250	1,940,648
				12,801,697
Pipelines: 0.31%
Enbridge, Inc.	6.00	11-15-2028	2,674,000	2,748,529
Enbridge, Inc.	6.20	11-15-2030	2,675,000	2,780,851
Enbridge, Inc.	6.70	11-15-2053	3,923,000	4,287,457
Galaxy Pipeline Assets Bidco Ltd.144A	2.16	3-31-2034	3,095,359	2,616,246
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 45

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Galaxy Pipeline Assets Bidco Ltd.144A	2.63%	3-31-2036	$2,354,000	$1,870,413
Galaxy Pipeline Assets Bidco Ltd.144A	2.94	9-30-2040	734,366	576,318
				14,879,814
Financial: 2.36%
Banks: 2.33%
Banco Bilbao Vizcaya Argentaria SA (1 Year Treasury Constant Maturity+3.30%)±	7.88	11-15-2034	3,400,000	3,514,496
Banco Santander SA	6.61	11-7-2028	4,200,000	4,349,570
Banco Santander SA	6.94	11-7-2033	3,400,000	3,600,480
Banco Santander SA (1 Year Treasury Constant Maturity+1.65%)±	6.53	11-7-2027	4,200,000	4,272,585
Barclays PLC (U.S. SOFR+2.22%)±	6.49	9-13-2029	5,229,000	5,287,784
Barclays PLC (U.S. SOFR+2.62%)±	6.69	9-13-2034	5,463,000	5,566,377
Barclays PLC (U.S. SOFR+2.98%)±	6.22	5-9-2034	5,396,000	5,302,247
BNP Paribas SA (1 Year Treasury Constant Maturity+1.50%)144A±	5.34	6-12-2029	6,962,000	6,891,668
BNP Paribas SA (U.S. SOFR+1.87%)144A±%%	5.89	12-5-2034	5,407,000	5,414,651
BPCE SA (U.S. SOFR+1.98%)144A±	6.61	10-19-2027	5,393,000	5,461,975
BPCE SA (U.S. SOFR+2.27%)144A±	6.71	10-19-2029	3,680,000	3,754,877
BPCE SA (U.S. SOFR+2.59%)144A±	7.00	10-19-2034	2,767,000	2,851,494
Canadian Imperial Bank of Commerce	6.09	10-3-2033	5,284,000	5,387,033
Cooperatieve Rabobank UA (1 Year Treasury Constant Maturity+1.40%)144A±	5.56	2-28-2029	12,323,000	12,235,413
Credit Suisse Group AG144A	4.28	1-9-2028	4,010,000	3,790,189
Credit Suisse Group AG (U.S. SOFR+3.73%)144A±	4.19	4-1-2031	2,774,000	2,490,197
Deutsche Bank AG (U.S. SOFR+2.26%)±	3.74	1-7-2033	6,840,000	5,234,135
HSBC Holdings PLC (U.S. SOFR+3.02%)±	7.40	11-13-2034	4,494,000	4,677,703
HSBC Holdings PLC (U.S. SOFR 3 Month+1.80%)±	4.58	6-19-2029	1,000,000	951,937
HSBC Holdings PLC (U.S. SOFR 3 Month+1.87%)±	3.97	5-22-2030	4,466,000	4,058,680
ING Groep NV (U.S. SOFR+1.56%)±	6.08	9-11-2027	5,235,000	5,271,047
ING Groep NV (U.S. SOFR+2.09%)±	6.11	9-11-2034	3,607,000	3,618,153
UBS AG	5.65	9-11-2028	4,077,000	4,124,072
UBS Group AG (1 Year Treasury Constant Maturity+2.00%)144A±	6.30	9-22-2034	2,739,000	2,764,742
				110,871,505
REITS: 0.03%
Trust Fibra Uno144A	6.39	1-15-2050	1,883,000	1,444,450
Industrial: 0.09%
Transportation: 0.09%
Canadian Pacific Railway Co.	1.35	12-2-2024	3,895,000	3,731,750
Canadian Pacific Railway Co.	1.75	12-2-2026	750,000	680,059
				4,411,809
Technology: 0.10%
Semiconductors: 0.10%
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.50	5-11-2031	1,756,000	1,425,913
The accompanying notes are an integral part of these financial statements.
46 | Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Semiconductors(continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.25%	5-11-2041	$1,719,000	$1,226,303
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.40	6-1-2027	1,895,000	1,829,129
				4,481,345
Utilities: 0.03%
Electric: 0.03%
Israel Electric Corp. Ltd.144A	3.75	2-22-2032	1,561,000	1,272,059
Total yankee corporate bonds and notes (Cost $187,452,827)				184,016,324
Yankee government bonds: 0.68%
Australia: 0.13%
Export Finance & Insurance Corp.144A	4.63	10-26-2027	5,920,000	5,942,846
Bermuda: 0.04%
Bermuda144A	5.00	7-15-2032	1,940,000	1,835,240
Israel: 0.10%
Israel	3.88	7-3-2050	1,283,000	924,109
Israel	4.50	1-17-2033	4,019,000	3,687,224
				4,611,333
Mexico: 0.22%
Mexico	2.66	5-24-2031	2,923,000	2,388,874
Mexico	3.50	2-12-2034	5,326,000	4,338,086
Mexico	3.75	4-19-2071	2,084,000	1,296,421
Mexico	6.34	5-4-2053	2,699,000	2,574,911
				10,598,292
Panama: 0.09%
Panama	6.85	3-28-2054	4,993,000	4,411,439
Paraguay: 0.10%
Paraguay144A	5.85	8-21-2033	2,777,000	2,687,133
Paraguay 144A	5.40	3-30-2050	2,726,000	2,221,622
				4,908,755
Total yankee government bonds (Cost $33,714,507)				32,307,905

		Yield	Shares
Short-term investments: 5.17%
Investment companies: 5.17%
Allspring Government Money Market Fund Select Class♠∞##		5.29	245,852,568	245,852,568
Total short-term investments (Cost $245,852,568)				245,852,568
Total investments in securities (Cost $5,378,971,960)	108.43%			5,152,696,329
Other assets and liabilities, net	(8.43)			(400,678,841)
Total net assets	100.00%			$4,752,017,488

The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 47

Portfolio of investments—November 30, 2023 (unaudited)

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$117,290,523	$1,477,354,237	$(1,348,792,192)	$0	$0	$245,852,568	245,852,568	$4,305,652
The accompanying notes are an integral part of these financial statements.
48 | Allspring Core Bond Portfolio

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $5,133,119,392)	$4,906,843,761
Investments in affiliated securities, at value (cost $245,852,568)	245,852,568
Cash	217,499
Receivable for investments sold	200,176,189
Receivable for interest	26,119,567
Principal paydown receivable	707,991
Prepaid expenses and other assets	64,696
Total assets	5,379,982,271
Liabilities
Payable for when-issued transactions	452,697,740
Payable for investments purchased	169,416,558
Cash due to broker	4,430,000
Advisory fee payable	1,214,067
Trustees’ fees and expenses payable	913
Accrued expenses and other liabilities	205,505
Total liabilities	627,964,783
Total net assets	$4,752,017,488
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 49

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $3,604)	$98,798,021
Income from affiliated securities	4,305,652
Total investment income	103,103,673
Expenses
Advisory fee	8,002,437
Custody and accounting fees	94,513
Professional fees	44,764
Interest holder report expenses	5,012
Trustees’ fees and expenses	12,025
Other fees and expenses	53,409
Total expenses	8,212,160
Less: Fee waivers and/or expense reimbursements	(657,763)
Net expenses	7,554,397
Net investment income	95,549,276
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(144,743,088)
Securities sold short	255,348
Net realized losses on investments	(144,487,740)
Net change in unrealized gains (losses) on
Unaffiliated securities	22,917,924
Securities sold short	(204,688)
Net change in unrealized gains (losses) on investments	22,713,236
Net realized and unrealized gains (losses) on investments	(121,774,504)
Net decrease in net assets resulting from operations	$(26,225,228)
The accompanying notes are an integral part of these financial statements.
50 | Allspring Core Bond Portfolio

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)	Year ended May 31, 2023
Operations
Net investment income	$95,549,276	$139,288,154
Net realized losses on investments	(144,487,740)	(329,727,880)
Net change in unrealized gains (losses) on investments	22,713,236	90,165,043
Net decrease in net assets resulting from operations	(26,225,228)	(100,274,683)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	365,719,281	747,955,348
Withdrawals	(250,459,806)	(843,243,755)
Net increase (decrease) in net assets resulting from capital transactions	115,259,475	(95,288,407)
Total increase (decrease) in net assets	89,034,247	(195,563,090)
Net assets
Beginning of period	4,662,983,241	4,858,546,331
End of period	$4,752,017,488	$4,662,983,241
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 51

Financial highlights
Financial highlights

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
		2023	2022	2021	2020	2019
Total return[1]	(0.61)%	(1.88)%	(8.55)%	0.65%	9.49%	6.30%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.36%	0.35%	0.35%	0.35%
Net expenses[2]	0.33%	0.36%	0.36%	0.35%	0.35%	0.35%
Net investment income	4.17%	3.08%	1.33%	1.30%	2.28%	2.93%
Supplemental data
Portfolio turnover rate	176%	384%	432%	457%	603%	577%

[1]	Returns for periods of less than one year are not annualized.
[2]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.
52 | Allspring Core Bond Portfolio

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Core Bond Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
TBA sale commitments
The Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying
Allspring Core Bond Portfolio | 53

Notes to financial statements (unaudited)
securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Mortgage dollar roll transactions
The Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolio accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.  To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Interest income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $5,383,059,132 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$50,247,697
Gross unrealized losses	(280,610,500)
Net unrealized losses	$(230,362,803)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
54 | Allspring Core Bond Portfolio

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$2,085,829,687	$0	$2,085,829,687
Asset-backed securities	0	320,229,111	0	320,229,111
Corporate bonds and notes	0	871,401,318	0	871,401,318
Municipal obligations	0	15,437,402	0	15,437,402
Non-agency mortgage-backed securities	0	103,025,217	0	103,025,217
U.S. Treasury securities	1,294,596,797	0	0	1,294,596,797
Yankee corporate bonds and notes	0	184,016,324	0	184,016,324
Yankee government bonds	0	32,307,905	0	32,307,905
Short-term investments
Investment companies	245,852,568	0	0	245,852,568
Total assets	$1,540,449,365	$3,612,246,964	$0	$5,152,696,329
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At November 30, 2023, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.300
Over $10 billion	0.290
For the six months ended November 30, 2023, the advisory fee was equivalent to an annual rate of 0.35% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended November 30, 2023.
Allspring Core Bond Portfolio | 55

Notes to financial statements (unaudited)
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2023 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$4,503,763,896	$4,267,607,164	$4,189,122,081	$4,260,754,215
6.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Portfolio under the agreement.
7.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
56 | Allspring Core Bond Portfolio

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Core Bond Fund | 57

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

58 | Allspring Core Bond Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring Core Bond Fund | 59

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

60 | Allspring Core Bond Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-12052023-dqy1jwiz 01-24
SAR0940 11-23

Allspring Emerging Growth Fund
Semi-Annual Report
November 30, 2023

The views expressed and any forward-looking statements are as of November 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Emerging Growth Fund  | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Emerging Growth Fund for the six-month period that ended November 30, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 10.17%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.07% while the MSCI EM Index (Net) (USD)3 returned 4.60%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -0.80%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 0.63%, the Bloomberg Municipal Bond Index6 returned 2.29%, and the ICE BofA U.S. High Yield Index7 returned 5.53%.
Affected by high inflation and central bank rate hikes, markets were volatile.
The six-month period began in June with the Federal Reserve’s (Fed’s) first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)8, while continuing to decline, remained stubbornly high in June at 4.8%—well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls continuing to grow in June, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a good month for stocks, while bonds had more muted but positive monthly returns overall. More volatile sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Core Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring Emerging Growth Fund

Letter to shareholders (unaudited)
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI1 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index2 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its November meeting.
1
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Emerging Growth Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Emerging Growth Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring Emerging Growth Fund | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser for the affiliated master portfolio*	Allspring Global Investments, LLC
Portfolio managers	Robert Gruendyke, CFA, David Nazaret, CFA, Thomas C. Ognar, CFA

Average annual total returns (%) as of November 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WEMAX)	3-31-2008	-15.19	2.07	5.15	-10.01	3.29	5.77	1.39	1.27
Class C (WEMCX)	3-31-2008	-11.62	2.54	5.15	-10.62	2.54	5.15	2.14	2.02
Class R6 (WEGRX)[3]	7-31-2018	–	–	–	-9.58	3.75	6.25	0.97	0.85
Administrator Class (WFGDX)	1-31-2007	–	–	–	-9.91	3.36	5.89	1.32	1.20
Institutional Class (WEMIX)	3-31-2008	–	–	–	-9.64	3.66	6.20	1.07	0.90
Russell 3000ｮ Index[4]	–	–	–	–	12.61	11.77	11.19	–	–
Russell 2000ｮ Growth Index[5]	–	–	–	–	-0.83	4.16	6.17	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.27% for Class A, 2.02% for Class C, 0.85% for Class R6, 1.20% for Administrator Class and 0.90% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers)
as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[5]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

*
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Emerging Growth Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2023[1]
SPS Commerce, Inc.	3.41
TransMedics Group, Inc.	3.27
Kinsale Capital Group, Inc.	3.26
CyberArk Software Ltd.	3.15
SPX Technologies, Inc.	2.87
Casella Waste Systems, Inc. Class A	2.71
Five9, Inc.	2.46
BellRing Brands, Inc.	2.43
Applied Industrial Technologies, Inc.	2.22
e.l.f. Beauty, Inc.	2.22

[1]
Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of November 30, 2023[1]

[1]
Figures represent the sector allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. Allocations are subject to change and may have changed since the date specified.

Allspring Emerging Growth Fund  | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2023 to November 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2023	Ending account value 11-30-2023	Expenses paid during the period[1], [2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$958.70	$6.22	1.27%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.41	1.27%
Class C
Actual	$1,000.00	$955.60	$9.88	2.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.90	$10.18	2.02%
Class R6
Actual	$1,000.00	$960.40	$4.17	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29	0.85%
Administrator Class
Actual	$1,000.00	$958.50	$5.88	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Institutional Class
Actual	$1,000.00	$960.20	$4.41	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.55	0.90%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

8 | Allspring Emerging Growth Fund

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

		Value
Investment companies: 100.11%
Affiliated master portfolio: 100.11%
Allspring Emerging Growth Portfolio		$265,499,139
Total investment companies (Cost $197,863,556)		265,499,139
Total investments in securities (Cost $197,863,556)	100.11%	265,499,139
Other assets and liabilities, net	(0.11)	(303,336)
Total net assets	100.00%	$265,195,803
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Value, end of period
Allspring Emerging Growth Portfolio	89.59%	88.62%	$(10,214,447)	$(806,079)	$207,085	$2,165	$174,819	$265,499,139
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Fund | 9

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $197,863,556)	$265,499,139
Receivable for Fund shares sold	80,528
Receivable from manager	20,712
Prepaid expenses and other assets	100,246
Total assets	265,700,625
Liabilities
Payable for Fund shares redeemed	359,446
Administration fees payable	30,609
Shareholder servicing fee payable	24,697
Trustees’ fees and expenses payable	1,070
Distribution fee payable	449
Accrued expenses and other liabilities	88,551
Total liabilities	504,822
Total net assets	$265,195,803
Net assets consist of
Paid-in capital	$225,696,641
Total distributable earnings	39,499,162
Total net assets	$265,195,803
Computation of net asset value and offering price per share
Net assets–Class A	$110,898,111
Shares outstanding–Class A1	13,267,916
Net asset value per share–Class A	$8.36
Maximum offering price per share – Class A2	$8.87
Net assets–Class C	$752,790
Shares outstanding–Class C1	129,628
Net asset value per share–Class C	$5.81
Net assets–Class R6	$36,958,949
Shares outstanding–Class R6[1]	3,626,882
Net asset value per share–Class R6	$10.19
Net assets–Administrator Class	$13,549,100
Shares outstanding–Administrator Class[1]	1,505,128
Net asset value per share–Administrator Class	$9.00
Net assets–Institutional Class	$103,036,853
Shares outstanding–Institutional Class[1]	10,181,988
Net asset value per share–Institutional Class	$10.12
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Emerging Growth Fund

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends allocated from affiliated Master Portfolio	$207,085
Affiliated income allocated from affiliated Master Portfolio	174,819
Interest allocated from affiliated Master Portfolio	2,165
Expenses allocated from affiliated Master Portfolio	(1,188,267)
Waivers allocated from affiliated Master Portfolio	102
Total investment income	(804,096)
Expenses
Management fee	71,693
Administration fees
Class A	119,037
Class C	896
Class R6	5,420
Administrator Class	9,570
Institutional Class	76,043
Shareholder servicing fees
Class A	147,545
Class C	1,110
Administrator Class	18,376
Distribution fee
Class C	3,329
Custody and accounting fees	2
Professional fees	21,363
Registration fees	26,702
Shareholder report expenses	18,918
Trustees’ fees and expenses	12,021
Other fees and expenses	2,568
Total expenses	534,593
Less: Fee waivers and/or expense reimbursements
Fund-level	(168,755)
Institutional Class	(26,230)
Net expenses	339,608
Net investment loss	(1,143,704)
Realized and unrealized gains (losses) on investments
Net realized losses on investments allocated from affiliated Master Portfolio	(10,214,447)
Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	(806,079)
Net realized and unrealized gains (losses) on investments	(11,020,526)
Net decrease in net assets resulting from operations	$(12,164,230)
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Fund | 11

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)		Year ended May 31, 2023
Operations
Net investment loss		$(1,143,704)		$(2,344,941)
Net realized losses on investments		(10,214,447)		(5,001,838)
Net change in unrealized gains (losses) on investments		(806,079)		1,055,644
Net decrease in net assets resulting from operations		(12,164,230)		(6,291,135)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	94,829	823,136	411,868	3,634,624
Class C	855	5,139	4,232	26,812
Class R6	1,223,067	13,405,121	728,487	8,110,513
Administrator Class	66,445	610,207	169,603	1,635,469
Institutional Class	703,204	7,316,164	1,811,034	19,525,541
		22,159,767		32,932,959
Payment for shares redeemed
Class A	(702,692)	(6,012,175)	(1,671,745)	(14,944,143)
Class C	(28,372)	(166,809)	(127,934)	(770,829)
Class R6	(277,849)	(2,983,533)	(270,345)	(2,758,578)
Administrator Class	(203,278)	(1,893,505)	(372,127)	(3,604,407)
Institutional Class	(2,267,884)	(23,403,142)	(4,697,411)	(50,099,244)
		(34,459,164)		(72,177,201)
Net decrease in net assets resulting from capital share transactions		(12,299,397)		(39,244,242)
Total decrease in net assets		(24,463,627)		(45,535,377)
Net assets
Beginning of period		289,659,430		335,194,807
End of period		$265,195,803		$289,659,430
The accompanying notes are an integral part of these financial statements.
12 | Allspring Emerging Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.72	$8.91	$18.05	$14.71	$13.51	$17.04
Net investment loss	(0.04)[1]	(0.08)[1]	(0.16)[1]	(0.20)[1]	(0.17)	(0.16)[1]
Net realized and unrealized gains (losses) on investments	(0.32)	(0.11)	(3.47)	7.69	2.13	(0.19)
Total from investment operations	(0.36)	(0.19)	(3.63)	7.49	1.96	(0.35)
Distributions to shareholders from
Net realized gains	0.00	0.00	(5.51)	(4.15)	(0.76)	(3.18)
Net asset value, end of period	$8.36	$8.72	$8.91	$18.05	$14.71	$13.51
Total return[2]	(4.13)%	(2.13)%	(29.16)%	53.22%	14.97%	(0.84)%
Ratios to average net assets (annualized)*
Gross expenses	1.39%	1.40%	1.36%	1.35%	1.36%	1.35%
Net expenses	1.27%	1.27%	1.26%	1.27%	1.27%	1.29%
Net investment loss	(1.00)%	(0.95)%	(1.10)%	(1.12)%	(1.08)%	(1.06)%
Supplemental data
Portfolio turnover rate[3]	59%	70%	51%	48%	55%	71%
Net assets, end of period (000s omitted)	$110,898	$121,019	$134,825	$210,838	$148,866	$145,898

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.83%
Year ended May 31, 2023	0.84%
Year ended May 31, 2022	0.82%
Year ended May 31, 2021	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019	0.81%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$6.08	$6.26	$14.41	$12.40	$11.58	$15.19
Net investment loss	(0.05)[1]	(0.11)[1]	(0.20)[1]	(0.28)[1]	(0.21)[1]	(0.25)[1]
Net realized and unrealized gains (losses) on investments	(0.22)	(0.07)	(2.44)	6.44	1.79	(0.18)
Total from investment operations	(0.27)	(0.18)	(2.64)	6.16	1.58	(0.43)
Distributions to shareholders from
Net realized gains	0.00	0.00	(5.51)	(4.15)	(0.76)	(3.18)
Net asset value, end of period	$5.81	$6.08	$6.26	$14.41	$12.40	$11.58
Total return[2]	(4.44)%	(2.88)%	(29.71)%	52.19%	14.16%	(1.55)%
Ratios to average net assets (annualized)*
Gross expenses	2.14%	2.14%	2.10%	2.10%	2.11%	2.10%
Net expenses	2.02%	2.03%	2.03%	2.03%	2.03%	2.04%
Net investment loss	(1.76)%	(1.70)%	(1.86)%	(1.89)%	(1.84)%	(1.78)%
Supplemental data
Portfolio turnover rate[3]	59%	70%	51%	48%	55%	71%
Net assets, end of period (000s omitted)	$753	$956	$1,758	$2,338	$1,599	$1,761

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.83%
Year ended May 31, 2023	0.84%
Year ended May 31, 2022	0.82%
Year ended May 31, 2021	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019	0.81%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
14 | Allspring Emerging Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class R6		2023	2022	2021	2020	2019[1]
Net asset value, beginning of period	$10.61	$10.79	$20.64	$16.34	$14.86	$18.70
Net investment loss	(0.03)[2]	(0.06)[2]	(0.10)	(0.14)	(0.10)[2]	(0.07)[2]
Net realized and unrealized gains (losses) on investments	(0.39)	(0.12)	(4.24)	8.59	2.34	(0.59)
Total from investment operations	(0.42)	(0.18)	(4.34)	8.45	2.24	(0.66)
Distributions to shareholders from
Net realized gains	0.00	0.00	(5.51)	(4.15)	(0.76)	(3.18)
Net asset value, end of period	$10.19	$10.61	$10.79	$20.64	$16.34	$14.86
Total return[3]	(3.96)%	(1.67)%	(28.91)%	53.85%	15.51%	(2.35)%
Ratios to average net assets (annualized)*
Gross expenses	0.97%	0.97%	0.94%	0.92%	0.93%	0.92%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment loss	(0.57)%	(0.52)%	(0.68)%	(0.68)%	(0.67)%	(0.51)%
Supplemental data
Portfolio turnover rate[4]	59%	70%	51%	48%	55%	71%
Net assets, end of period (000s omitted)	$36,959	$28,458	$23,999	$21,729	$19,458	$22

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.83%
Year ended May 31, 2023	0.84%
Year ended May 31, 2022	0.83%
Year ended May 31, 2021	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019[1]	0.81%

[1]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019.
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.39	$9.58	$18.98	$15.31	$14.02	$17.54
Net investment loss	(0.04)[1]	(0.08)[1]	(0.17)[1]	(0.20)[1]	(0.14)[1]	(0.15)[1]
Net realized and unrealized gains (losses) on investments	(0.35)	(0.11)	(3.72)	8.02	2.19	(0.19)
Total from investment operations	(0.39)	(0.19)	(3.89)	7.82	2.05	(0.34)
Distributions to shareholders from
Net realized gains	0.00	0.00	(5.51)	(4.15)	(0.76)	(3.18)
Net asset value, end of period	$9.00	$9.39	$9.58	$18.98	$15.31	$14.02
Total return[2]	(4.15)%	(1.98)%	(29.09)%	53.31%	15.07%	(0.75)%
Ratios to average net assets (annualized)*
Gross expenses	1.32%	1.32%	1.28%	1.27%	1.28%	1.27%
Net expenses	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment loss	(0.93)%	(0.87)%	(1.04)%	(1.05)%	(1.01)%	(0.94)%
Supplemental data
Portfolio turnover rate[3]	59%	70%	51%	48%	55%	71%
Net assets, end of period (000s omitted)	$13,549	$15,418	$17,676	$28,730	$21,250	$23,549

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.83%
Year ended May 31, 2023	0.84%
Year ended May 31, 2022	0.82%
Year ended May 31, 2021	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019	0.81%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
16 | Allspring Emerging Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.54	$10.72	$20.55	$16.29	$14.83	$18.30
Net investment loss	(0.03)[1]	(0.06)[1]	(0.14)[1]	(0.15)	(0.11)[1]	(0.13)
Net realized and unrealized gains (losses) on investments	(0.39)	(0.12)	(4.18)	8.56	2.33	(0.16)
Total from investment operations	(0.42)	(0.18)	(4.32)	8.41	2.22	(0.29)
Distributions to shareholders from
Net realized gains	0.00	0.00	(5.51)	(4.15)	(0.76)	(3.18)
Net asset value, end of period	$10.12	$10.54	$10.72	$20.55	$16.29	$14.83
Total return[2]	(3.98)%	(1.68)%	(28.95)%	53.75%	15.40%	(0.42)%
Ratios to average net assets (annualized)*
Gross expenses	1.06%	1.07%	1.02%	1.02%	1.03%	1.02%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment loss	(0.63)%	(0.57)%	(0.75)%	(0.75)%	(0.71)%	(0.67)%
Supplemental data
Portfolio turnover rate[3]	59%	70%	51%	48%	55%	71%
Net assets, end of period (000s omitted)	$103,037	$123,809	$156,936	$648,569	$471,512	$578,073

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.83%
Year ended May 31, 2023	0.84%
Year ended May 31, 2022	0.82%
Year ended May 31, 2021	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019	0.81%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Fund | 17

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Emerging Growth Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Emerging Growth Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of November 30, 2023, the Fund owned 88.62% of Allspring Emerging Growth Portfolio.  The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2023 are included in this report and should be read in conjunction with the Fund’s financial statements.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
18 | Allspring Emerging Growth Fund

Notes to financial statements (unaudited)
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $128,625,556 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$136,873,583
Gross unrealized losses	(0)
Net unrealized gains	$136,873,583
As of May 31, 2023, the Fund had capital loss carryforwards which consisted of $16,623,151 in short-term capital losses and a qualified late-year ordinary loss of $951,457 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
At November 30, 2023, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Emerging Growth Portfolio	Seek long-term capital appreciation	$265,499,139
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended November 30, 2023, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Prior to June 30, 2023, the class-level administration fee for Class A and Class C was 0.21% of its respective average daily net assets.
Allspring Emerging Growth Fund | 19

Notes to financial statements (unaudited)
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of November 30, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	1.27%
Class C	2.02
Class R6	0.85
Administrator Class	1.20
Institutional Class	0.90
Prior to June 30, 2023, the Fund’s expenses were capped at 1.28% for Class A shares and 2.03% for Class C shares.
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2023, Allspring Funds Distributor received $1,142 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in the affiliated Master Portfolio.  Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio at the end of the period by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2023 were $164,604,072 and $166,609,730, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
Concentration risks result from exposure to a limited number of sectors. Through its investment in the affiliated Master Portfolio which may invest a substantial portion of its assets in any sectors, the Fund may in turn be more affected by changes in that sectors than a fund whose investments are not heavily weighted in any sectors. As of the end of the period, the Master Portfolio concentrated its portfolio in investments related to the information technology sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts
20 | Allspring Emerging Growth Fund

Notes to financial statements (unaudited)
indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Emerging Growth Fund | 21

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.49%
Communication services: 0.55%
Entertainment: 0.29%
Madison Square Garden Entertainment Corp.†	29,024	$878,847
Media: 0.26%
Thryv Holdings, Inc.†	42,858	762,444
Consumer discretionary: 9.63%
Automobile components: 1.01%
Fox Factory Holding Corp.†	11,785	736,680
Modine Manufacturing Co.†	28,900	1,421,880
Visteon Corp.†	7,211	855,730
		3,014,290
Diversified consumer services: 3.67%
Bright Horizons Family Solutions, Inc.†	54,745	4,786,903
Duolingo, Inc.†	22,200	4,712,838
Rover Group, Inc.†	108,000	1,181,520
Udemy, Inc.†	21,600	321,408
		11,002,669
Hotels, restaurants & leisure: 2.57%
Dutch Bros, Inc. Class A†	62,400	1,667,952
First Watch Restaurant Group, Inc.†	171,663	3,103,667
Hilton Grand Vacations, Inc.†	24,916	853,622
Wingstop, Inc.	8,668	2,083,441
		7,708,682
Specialty retail: 2.38%
American Eagle Outfitters, Inc.	45,200	860,156
Boot Barn Holdings, Inc.†	85,430	6,260,310
		7,120,466
Consumer staples: 7.76%
Beverages: 1.85%
Celsius Holdings, Inc.†	44,055	2,181,163
MGP Ingredients, Inc.	20,739	1,772,148
Vita Coco Co., Inc.†	56,000	1,571,360
		5,524,671
Consumer staples distribution & retail : 0.40%
Chefs’ Warehouse, Inc.†	44,995	1,210,366
Food products: 0.86%
Freshpet, Inc.†	21,500	1,525,425
Simply Good Foods Co.†	26,875	1,041,137
		2,566,562
The accompanying notes are an integral part of these financial statements.
22 | Allspring Emerging Growth Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Personal care products: 4.65%
BellRing Brands, Inc.†	137,900	$7,294,910
e.l.f. Beauty, Inc.†	56,203	6,637,012
		13,931,922
Energy: 1.80%
Energy equipment & services: 0.48%
Helmerich & Payne, Inc.	39,400	1,427,462
Oil, gas & consumable fuels: 1.32%
Matador Resources Co.	33,300	1,927,404
Viper Energy, Inc.	66,000	2,034,120
		3,961,524
Financials: 6.97%
Financial services: 0.53%
Flywire Corp.†	68,911	1,605,626
Insurance: 6.44%
Goosehead Insurance, Inc. Class A†	67,123	4,918,773
Kinsale Capital Group, Inc.	27,877	9,759,738
Skyward Specialty Insurance Group, Inc.†	140,900	4,607,430
		19,285,941
Health care: 14.64%
Biotechnology: 3.35%
Apellis Pharmaceuticals, Inc.†	20,749	1,117,748
Immunocore Holdings PLC ADR†	29,793	1,570,985
Krystal Biotech, Inc.†	20,135	2,098,671
Vericel Corp.†	147,329	5,236,073
		10,023,477
Health care equipment & supplies: 7.22%
Glaukos Corp.†	12,800	817,792
Inari Medical, Inc.†	32,076	1,914,616
PROCEPT BioRobotics Corp.†	54,533	2,021,538
RxSight, Inc.†	66,897	2,017,614
Shockwave Medical, Inc.†	11,301	1,972,590
SI-BONE, Inc.†	162,696	3,084,716
TransMedics Group, Inc.†	129,442	9,796,171
		21,625,037
Health care providers & services: 3.41%
Ensign Group, Inc.	14,000	1,498,980
HealthEquity, Inc.†	60,300	4,041,306
RadNet, Inc.†	141,153	4,690,514
		10,230,800
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Portfolio | 23

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Pharmaceuticals: 0.66%
Structure Therapeutics, Inc. ADR†	16,500	$918,885
Tarsus Pharmaceuticals, Inc.†	65,000	1,074,450
		1,993,335
Industrials: 22.53%
Aerospace & defense: 1.33%
AeroVironment, Inc.†	7,000	963,270
Hexcel Corp.	43,443	3,011,034
		3,974,304
Building products: 2.42%
AZEK Co., Inc. Class A†	65,846	2,271,028
Zurn Elkay Water Solutions Corp. Class C	169,086	4,977,892
		7,248,920
Commercial services & supplies: 3.37%
Casella Waste Systems, Inc. Class A†	100,260	8,109,029
Cimpress PLC†	28,269	1,992,682
		10,101,711
Construction & engineering: 2.57%
Comfort Systems USA, Inc.	25,900	5,013,722
Construction Partners, Inc. Class A†	64,113	2,690,182
		7,703,904
Electrical equipment: 1.14%
NEXTracker, Inc. Class A†	24,202	983,569
Shoals Technologies Group, Inc. Class A†	175,761	2,434,290
		3,417,859
Ground transportation: 2.53%
ArcBest Corp.	35,248	4,201,209
Marten Transport Ltd.	129,634	2,443,601
Saia, Inc.†	2,400	936,936
		7,581,746
Machinery: 3.47%
ESCO Technologies, Inc.	17,200	1,805,656
SPX Technologies, Inc.†	100,590	8,581,333
		10,386,989
Professional services: 2.26%
ASGN, Inc.†	33,401	2,980,705
Paycor HCM, Inc.†	179,524	3,807,704
		6,788,409
The accompanying notes are an integral part of these financial statements.
24 | Allspring Emerging Growth Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Trading companies & distributors: 3.44%
Applied Industrial Technologies, Inc.	41,539	$6,649,148
SiteOne Landscape Supply, Inc.†	25,963	3,656,109
		10,305,257
Information technology: 34.23%
Communications equipment: 1.18%
Calix, Inc.†	73,992	2,855,351
Extreme Networks, Inc.†	42,577	687,193
		3,542,544
Electronic equipment, instruments & components: 1.72%
Fabrinet†	10,600	1,716,140
Novanta, Inc.†	23,780	3,434,783
		5,150,923
IT services: 2.33%
Globant SA†	12,600	2,782,080
Wix.com Ltd.†	41,200	4,181,800
		6,963,880
Semiconductors & semiconductor equipment: 6.50%
ACM Research, Inc. Class A†	151,200	2,515,968
Allegro MicroSystems, Inc.†	100,912	2,746,825
Credo Technology Group Holding Ltd.†	56,200	1,006,542
Diodes, Inc.†	60,587	4,024,189
Onto Innovation, Inc.†	11,500	1,621,615
PDF Solutions, Inc.†	22,974	688,990
Silicon Laboratories, Inc.†	19,531	2,057,981
SiTime Corp.†	43,530	4,814,418
		19,476,528
Software: 22.50%
Appfolio, Inc. Class A†	7,100	1,343,675
BILL Holdings, Inc.†	13,900	910,033
Braze, Inc. Class A†	75,336	4,138,960
Clearwater Analytics Holdings, Inc. Class A†	234,830	5,004,227
CyberArk Software Ltd.†	47,333	9,432,047
Descartes Systems Group, Inc.†	29,100	2,358,264
DoubleVerify Holdings, Inc.†	61,900	2,055,080
EngageSmart, Inc.†	57,629	1,314,518
Five9, Inc.†	96,842	7,381,297
JFrog Ltd.†	164,265	4,431,870
PowerSchool Holdings, Inc. Class A†	140,929	3,286,464
Sprinklr, Inc. Class A†	160,158	2,511,277
Sprout Social, Inc. Class A†	89,339	5,083,389
SPS Commerce, Inc.†	59,373	10,228,781
Varonis Systems, Inc.†	97,600	4,088,464
Workiva, Inc.†	40,000	3,846,800
		67,415,146
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Portfolio | 25

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Materials: 1.38%
Metals & mining: 1.38%
ATI, Inc.†	93,864	$4,125,323
Total common stocks (Cost $234,344,662)		298,057,564

		Yield
Short-term investments: 0.95%
Investment companies: 0.95%
Allspring Government Money Market Fund Select Class♠∞		5.29%	2,855,919	2,855,919
Total short-term investments (Cost $2,855,919)				2,855,919
Total investments in securities (Cost $237,200,581)	100.44%			300,913,483
Other assets and liabilities, net	(0.44)			(1,310,046)
Total net assets	100.00%			$299,603,437

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,781,514	$75,068,409	$(81,994,004)	$0	$0	$2,855,919	2,855,919	$195,323
The accompanying notes are an integral part of these financial statements.
26 | Allspring Emerging Growth Portfolio

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $234,344,662)	$298,057,564
Investments in affiliated securities, at value (cost $2,855,919)	2,855,919
Receivable for investments sold	216,923
Receivable for dividends	71,019
Prepaid expenses and other assets	10,103
Total assets	301,211,528
Liabilities
Payable for investments purchased	1,366,183
Advisory fee payable	189,662
Trustees’ fees and expenses payable	814
Accrued expenses and other liabilities	51,432
Total liabilities	1,608,091
Total net assets	$299,603,437
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Portfolio | 27

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends	$232,057
Income from affiliated securities	195,323
Interest	2,420
Total investment income	429,800
Expenses
Advisory fee	1,280,278
Custody and accounting fees	2
Professional fees	28,463
Interest holder report expenses	4,584
Trustees’ fees and expenses	11,926
Other fees and expenses	2,492
Total expenses	1,327,745
Less: Fee waivers and/or expense reimbursements	(115)
Net expenses	1,327,630
Net investment loss	(897,830)
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(11,451,664)
Net change in unrealized gains (losses) on investments	(611,459)
Net realized and unrealized gains (losses) on investments	(12,063,123)
Net decrease in net assets resulting from operations	$(12,960,953)
The accompanying notes are an integral part of these financial statements.
28 | Allspring Emerging Growth Portfolio

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)	Year ended May 31, 2023
Operations
Net investment loss	$(897,830)	$(1,802,249)
Net realized gains (losses) on investments	(11,451,664)	5,257,885
Net change in unrealized gains (losses) on investments	(611,459)	(9,158,116)
Net decrease in net assets resulting from operations	(12,960,953)	(5,702,480)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	16,780,069	16,642,379
Withdrawals	(28,355,514)	(58,772,131)
Net decrease in net assets resulting from capital transactions	(11,575,445)	(42,129,752)
Total decrease in net assets	(24,536,398)	(47,832,232)
Net assets
Beginning of period	324,139,835	371,972,067
End of period	$299,603,437	$324,139,835
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Portfolio | 29

Financial highlights
Financial highlights

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
		2023	2022	2021	2020	2019
Total return[1]	(3.95)%	(1.62)%	(28.85)%	53.94%	15.49%	(0.28)%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.84%	0.82%	0.81%	0.81%	0.81%
Net expenses[2]	0.83%	0.84%	0.82%	0.81%	0.81%	0.81%
Net investment loss	(0.56)%	(0.51)%	(0.67)%	(0.66)%	(0.62)%	(0.57)%
Supplemental data
Portfolio turnover rate	59%	70%	51%	48%	55%	71%

[1]	Returns for periods of less than one year are not annualized.
[2]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.
30 | Allspring Emerging Growth Portfolio

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Emerging Growth Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $237,532,999 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$73,157,255
Gross unrealized losses	(9,776,771)
Net unrealized gains	$63,380,484
Allspring Emerging Growth Portfolio | 31

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,641,291	$0	$0	$1,641,291
Consumer discretionary	28,846,107	0	0	28,846,107
Consumer staples	23,233,521	0	0	23,233,521
Energy	5,388,986	0	0	5,388,986
Financials	20,891,567	0	0	20,891,567
Health care	43,872,649	0	0	43,872,649
Industrials	67,509,099	0	0	67,509,099
Information technology	102,549,021	0	0	102,549,021
Materials	4,125,323	0	0	4,125,323
Short-term investments
Investment companies	2,855,919	0	0	2,855,919
Total assets	$300,913,483	$0	$0	$300,913,483
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At November 30, 2023, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.800%
Next $500 million	0.775
Next $1 billion	0.750
Next $1 billion	0.725
Next $1 billion	0.700
Over $4 billion	0.680
For the six months ended November 30, 2023, the advisory fee was equivalent to an annual rate of 0.80% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned
32 | Allspring Emerging Growth Portfolio

Notes to financial statements (unaudited)
subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended November 30, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2023 were $183,948,895 and $186,262,037, respectively.
6.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Portfolio under the agreement.
7.
CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
Allspring Emerging Growth Portfolio | 33

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

34 | Allspring Emerging Growth Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Emerging Growth Fund | 35

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

36 | Allspring Emerging Growth Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Emerging Growth Fund | 37

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-12052023-dvyfbies 01-24
SAR3326 11-23

Allspring Growth Balanced Fund
Semi-Annual Report
November 30, 2023

The views expressed and any forward-looking statements are as of November 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Growth Balanced Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Growth Balanced Fund for the six-month period that ended November 30, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 10.17%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.07% while the MSCI EM Index (Net) (USD)3 returned 4.60%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -0.80%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 0.63%, the Bloomberg Municipal Bond Index6 returned 2.29%, and the ICE BofA U.S. High Yield Index7 returned 5.53%.
Affected by high inflation and central bank rate hikes, markets were volatile.
The six-month period began in June with the Federal Reserve’s (Fed’s) first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)8, while continuing to decline, remained stubbornly high in June at 4.8%—well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls continuing to grow in June, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a good month for stocks, while bonds had more muted but positive monthly returns overall. More volatile sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Core Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring Growth Balanced Fund

Letter to shareholders (unaudited)
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI1 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index2 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its November meeting.
1
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Growth Balanced Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Growth Balanced Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks total return, consisting of capital appreciation and current income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA†, FRM, Petros N. Bocray, CFA, FRM, Travis L. Keshemberg, CFA, CIPM, FRM

Average annual total returns (%) as of November 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WFGBX)	10-14-1998	-0.62	4.62	5.13	5.43	5.86	5.75	1.27	1.12
Class C (WFGWX)	10-1-1998	3.62	5.08	5.12	4.62	5.08	5.12	2.02	1.87
Administrator Class (NVGBX)	11-11-1994	–	–	–	5.61	6.06	5.98	1.20	0.95
Russell 3000® Index[3]	–	–	–	–	12.61	11.77	11.19	–	–
Bloomberg U.S. Aggregate Bond Index[4]	–	–	–	–	1.18	0.71	1.37	–	–
Growth Balanced Blended Index[5]	–	–	–	–	8.01	6.84	6.67	–	–
MSCI ACWI ex USA Index (Net)[6]	–	–	–	–	9.26	5.06	3.41	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.44% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report, which do not include acquired fund fees and expenses.

[2]
The manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.12% for Class A, 1.87% for Class C and 0.95% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of
Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[4]
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.–dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]
Source:  Allspring Funds Management, LLC. The Growth Balanced Blended Index is composed of 45% of the Russell 3000® Index, 35% of the Bloomberg U.S. Aggregate
Bond Index, and 20% of the MSCI ACWI ex USA Index (Net). Prior to November 30, 2017, the Growth Balanced Blended Index was composed of 35% of the Bloomberg
U.S. Aggregate Bond Index, 16.25% of the Russell 1000® Growth Index, 16.25% of the Russell 1000® Value Index, 16.25% of the S&P 500 Index, 9.75% of the MSCI EAFE
Index (Net), and 6.50% of the Russell 2000® Index. You cannot invest directly in an index.

[6]
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

†	Mr. Acharya has announced his intention to retire from Allspring Global Investments, LLC on February 15, 2024 but will continue to serve as a portfolio manager of the Fund until that date.
CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Growth Balanced Fund

Performance highlights (unaudited)
Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. This fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Growth Balanced Fund | 7

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2023[1]
Allspring Managed Fixed Income Portfolio	21.59
Allspring Disciplined U.S. Core Fund Class R6	13.58
Allspring Large Company Value Portfolio	11.58
Allspring Disciplined International Developed Markets Portfolio	8.68
Allspring Diversified Large Cap Growth Portfolio	8.26
Allspring Core Bond Portfolio	6.70
iShares Core MSCI EAFE ETF	3.97
Allspring C&B Large Cap Value Portfolio	3.51
Allspring Real Return Portfolio	3.45
Allspring Factor Enhanced International Equity Portfolio	3.22

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of November 30, 2023
	Neutral allocation	Effective allocation[1]
Stock Funds	65	69
Bond Funds	35	39
Effective Cash	0	(8)

[1]
Effective allocation reflects the effect of the tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. Effective allocations are subject to change and may have changed since the date specified.

8 | Allspring Growth Balanced Fund

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2023 to November 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2023	Ending account value 11-30-2023	Expenses paid during the period[1], [2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$1,048.00	$5.27	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.20	1.03%
Class C
Actual	$1,000.00	$1,044.00	$9.10	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.10	$8.97	1.78%
Administrator Class
Actual	$1,000.00	$1,049.00	$4.41	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.34	0.86%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

Allspring Growth Balanced Fund | 9

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

		Shares	Value
Investment companies: 98.80%
Affiliated master portfolios: 73.27%
Allspring C&B Large Cap Value Portfolio			$6,389,008
Allspring Core Bond Portfolio			12,194,927
Allspring Disciplined International Developed Markets Portfolio			15,791,765
Allspring Diversified Large Cap Growth Portfolio			15,030,139
Allspring Emerging Growth Portfolio			2,036,969
Allspring Factor Enhanced Emerging Markets Equity Portfolio			2,410,418
Allspring Factor Enhanced International Equity Portfolio			5,860,332
Allspring Large Company Value Portfolio			21,059,941
Allspring Managed Fixed Income Portfolio			39,270,069
Allspring Real Return Portfolio			6,273,294
Allspring Small Company Growth Portfolio			2,044,457
Allspring Small Company Value Portfolio			4,928,020
			133,289,339
Exchange-traded funds: 9.33%
iShares Core MSCI EAFE ETF		106,935	7,223,459
iShares iBoxx $ High Yield Corporate Bond ETF		63,884	4,836,658
iShares Russell 1000 Growth ETF		16,915	4,919,897
			16,980,014
Stock funds: 16.20%
Allspring Disciplined U.S. Core Fund Class R6♠		1,194,136	24,706,668
Allspring Emerging Markets Equity Fund Class R6♠		96,307	2,360,493
Allspring Emerging Markets Equity Income Fund Class R6♠		230,255	2,394,650
			29,461,811
Total investment companies (Cost $164,598,653)			179,731,164
Total investments in securities (Cost $164,598,653)	98.80%		179,731,164
Other assets and liabilities, net	1.20		2,183,322
Total net assets	100.00%		$181,914,486

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Disciplined U.S. Core Fund Class R6	$25,463,359	$136,546	$(3,354,107)	$241,949	$2,218,921	$24,706,668
Allspring Emerging Markets Equity Fund Class R6	2,365,598	91,172	(163,021)	(4,081)	70,825	2,360,493
Allspring Emerging Markets Equity Income Fund Class R6	2,354,761	106,168	(142,982)	917	75,786	2,394,650
				$238,785	$2,365,532	$29,461,811
The accompanying notes are an integral part of these financial statements.
10 | Allspring Growth Balanced Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Disciplined U.S. Core Fund Class R6	1,194,136	$0
Allspring Emerging Markets Equity Fund Class R6	96,307	0
Allspring Emerging Markets Equity Income Fund Class R6	230,255	36,561
		$36,561
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring C&B Large Cap Value Portfolio	2.46%	2.45%	$282,425	$245,954	$55	$76,957	$4,216	$6,389,008
Allspring Core Bond Portfolio	0.26	0.26	(382,135)	31,623	261,319	0	11,365	12,194,927
Allspring Disciplined International Developed Markets Portfolio	12.11	12.27	84,046	513,775	522	164,964	8,429	15,791,765
Allspring Diversified Large Cap Growth Portfolio	11.89	12.01	2,562,660	(337,380)	171	79,253	5,563	15,030,139
Allspring Emerging Growth Portfolio	0.60	0.68	(74,206)	11,266	15	1,496	1,217	2,036,969
Allspring Factor Enhanced Emerging Markets Equity Portfolio	2.30	2.27	123,839	(61,025)	155	42,377	1,685	2,410,418
Allspring Factor Enhanced International Equity Portfolio	1.37	1.34	918,228	(679,270)	352	32,823	6,095	5,860,332
Allspring Large Company Value Portfolio	11.77	11.99	419,719	760,400	1,235	232,819	11,567	21,059,941
Allspring Managed Fixed Income Portfolio	11.07	11.27	(461,293)	(464,815)	779,091	0	11,259	39,270,069
Allspring Real Return Portfolio	2.98	2.66	(234,550)	110,973	133,094	11,323	3,693	6,273,294
Allspring Small Company Growth Portfolio	0.28	0.43	112,898	(60,712)	0	4,733	1,403	2,044,457
Allspring Small Company Value Portfolio	0.92	0.96	94,957	277,981	0	53,103	1,138	4,928,020
			$3,446,588	$348,770	$1,176,009	$699,848	$67,630	$133,289,339
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year Euro BUND Index	34	12-7-2023	$4,904,501	$4,895,923	$0	$(8,578)
TOPIX Index	39	12-7-2023	6,195,067	6,250,101	55,034	0
E-Mini NASDAQ 100 Index	25	12-15-2023	7,739,141	7,992,750	253,609	0
E-Mini Russell 1000 Growth Index	31	12-15-2023	4,396,244	4,542,120	145,876	0
E-Mini S&P 500 Index	4	12-15-2023	904,641	915,350	10,709	0
MSCI EAFE Index	55	12-15-2023	5,844,804	5,848,150	3,346	0
MSCI Emerging Markets Index	48	12-15-2023	2,371,736	2,369,040	0	(2,696)
Euro Futures	40	12-18-2023	5,492,187	5,448,500	0	(43,687)
Japanese Yen Futures	77	12-18-2023	6,644,389	6,509,869	0	(134,520)
10-Year U.S. Treasury Notes	116	3-19-2024	12,618,937	12,736,437	117,500	0
The accompanying notes are an integral part of these financial statements.
Allspring Growth Balanced Fund | 11

Portfolio of investments—November 30, 2023 (unaudited)

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
2-Year Euro SCHATZ	(188)	12-7-2023	$(21,574,629)	$(21,565,786)	$8,843	$0
E-Mini Russell 1000 Value Index	(50)	12-15-2023	(3,899,798)	(3,873,250)	26,548	0
Euro STOXX 50 Index	(134)	12-15-2023	(6,115,435)	(6,404,672)	0	(289,237)
New Zealand Dollar Futures	(45)	12-18-2023	(2,650,964)	(2,772,225)	0	(121,261)
Swiss Franc Futures	(38)	12-18-2023	(5,443,366)	(5,435,900)	7,466	0
U.S. Dollar Futures	(44)	12-18-2023	(4,520,214)	(4,550,832)	0	(30,618)
					$628,931	$(630,597)
The accompanying notes are an integral part of these financial statements.
12 | Allspring Growth Balanced Fund

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $122,529,315)	$133,289,339
Investments in unaffiliated securities, at value (cost $17,423,693)	16,980,014
Investments in affiliated Underlying Funds, at value (cost $24,645,645)	29,461,811
Cash	175,688
Cash at broker segregated for futures contracts	2,308,894
Receivable for daily variation margin on open futures contracts	66,018
Receivable for Fund shares sold	45,839
Receivable for investments sold	7,297
Prepaid expenses and other assets	67,369
Total assets	182,402,269
Liabilities
Payable for daily variation margin on open futures contracts	281,847
Payable for Fund shares redeemed	61,173
Shareholder servicing fees payable	36,499
Administration fees payable	22,618
Management fee payable	14,122
Distribution fee payable	2,080
Trustees’ fees and expenses payable	963
Accrued expenses and other liabilities	68,481
Total liabilities	487,783
Total net assets	$181,914,486
Net assets consist of
Paid-in capital	$165,150,829
Total distributable earnings	16,763,657
Total net assets	$181,914,486
Computation of net asset value and offering price per share
Net assets–Class A	$60,461,061
Shares outstanding–Class A1	1,332,403
Net asset value per share–Class A	$45.38
Maximum offering price per share – Class A2	$48.15
Net assets–Class C	$3,443,719
Shares outstanding–Class C1	92,502
Net asset value per share–Class C	$37.23
Net assets–Administrator Class	$118,009,706
Shares outstanding–Administrator Class[1]	3,059,605
Net asset value per share–Administrator Class	$38.57
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Growth Balanced Fund | 13

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Interest allocated from affiliated Master Portfolios	$1,176,009
Dividends allocated from affiliated Master Portfolios (net of foreign withholding taxes of $64,761)	699,848
Dividends from unaffiliated securities	286,038
Affiliated income allocated from affiliated Master Portfolios	67,630
Interest	55,513
Dividends from affiliated Underlying Funds	36,561
Expenses allocated from affiliated Master Portfolios	(338,484)
Waivers allocated from affiliated Master Portfolios	34,793
Total investment income	2,017,908
Expenses
Management fee	273,438
Administration fees
Class A	62,355
Class C	3,869
Administrator Class	75,798
Shareholder servicing fees
Class A	77,305
Class C	4,787
Administrator Class	145,396
Distribution fee
Class C	14,361
Custody and accounting fees	4,514
Professional fees	25,288
Registration fees	24,604
Shareholder report expenses	13,343
Trustees’ fees and expenses	12,075
Other fees and expenses	2,314
Total expenses	739,447
Less: Fee waivers and/or expense reimbursements
Fund-level	(128,733)
Administrator Class	(60,249)
Net expenses	550,465
Net investment income	1,467,443
The accompanying notes are an integral part of these financial statements.
14 | Allspring Growth Balanced Fund

Statement of operations—six months ended November 30, 2023 (unaudited)

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Investments allocated from affiliated Master Portfolios	$3,446,588
Affiliated Underlying Funds	238,785
Unaffiliated securities	(28,766)
Foreign currency and foreign currency translations	2,393
Futures contracts	1,254,441
Net realized gains on investments	4,913,441
Net change in unrealized gains (losses) on
Investments allocated from affiliated Master Portfolios	348,770
Affiliated Underlying Funds	2,365,532
Unaffiliated securities	443,299
Futures contracts	(914,207)
Net change in unrealized gains (losses) on investments	2,243,394
Net realized and unrealized gains (losses) on investments	7,156,835
Net increase in net assets resulting from operations	$8,624,278
The accompanying notes are an integral part of these financial statements.
Allspring Growth Balanced Fund | 15

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)		Year ended May 31, 2023
Operations
Net investment income		$1,467,443		$3,147,817
Net realized gains (losses) on investments		4,913,441		(1,057,616)
Net change in unrealized gains (losses) on investments		2,243,394		(5,272,373)
Net increase (decrease) in net assets resulting from operations		8,624,278		(3,182,172)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(2,238,971)
Class C		0		(167,153)
Administrator Class		0		(5,153,565)
Tax basis return of capital
Class A		0		(574,402)
Class C		0		(41,435)
Administrator Class		0		(1,016,059)
Total distributions to shareholders		0		(9,191,585)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	32,686	1,453,050	46,479	2,019,440
Class C	2,872	104,734	6,286	223,738
Administrator Class	132,633	5,059,097	124,823	4,624,730
		6,616,881		6,867,908
Reinvestment of distributions
Class A	0	0	65,342	2,767,810
Class C	0	0	5,939	208,588
Administrator Class	0	0	170,907	6,151,007
		0		9,127,405
Payment for shares redeemed
Class A	(155,812)	(6,944,560)	(208,672)	(9,031,494)
Class C	(27,671)	(1,010,851)	(52,269)	(1,900,944)
Administrator Class	(193,321)	(7,308,796)	(322,117)	(11,894,570)
		(15,264,207)		(22,827,008)
Net decrease in net assets resulting from capital share transactions		(8,647,326)		(6,831,695)
Total decrease in net assets		(23,048)		(19,205,452)
Net assets
Beginning of period		181,937,534		201,142,986
End of period		$181,914,486		$181,937,534
The accompanying notes are an integral part of these financial statements.
16 | Allspring Growth Balanced Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$43.30	$45.95	$56.39	$46.33	$45.15	$47.12
Net investment income	0.34 [1]	0.69 [1]	0.61	0.61 [1]	0.65 [1]	0.72 [1]
Net realized and unrealized gains (losses) on investments	1.74	(1.45)	(4.08)	12.62	1.80	(0.60)
Total from investment operations	2.08	(0.76)	(3.47)	13.23	2.45	0.12
Distributions to shareholders from
Net investment income	0.00	(0.86)	(0.53)	(0.50)	(0.47)	(1.26)
Net realized gains	0.00	(0.69)	(6.44)	(2.67)	(0.80)	(0.83)
Tax basis return of capital	0.00	(0.34)	0.00	0.00	0.00	0.00
Total distributions to shareholders	0.00	(1.89)	(6.97)	(3.17)	(1.27)	(2.09)
Net asset value, end of period	$45.38	$43.30	$45.95	$56.39	$46.33	$45.15
Total return[2]	4.80%	(1.52)%	(7.41)%	29.31%	5.31%	0.53%
Ratios to average net assets (annualized)*
Gross expenses	1.17%	1.18%	1.15%	1.22%	1.32%	1.33%
Net expenses	1.03%	1.05%	1.04%	1.05%	1.04%	1.07%
Net investment income	1.52%	1.59%	1.14%	1.18%	1.40%	1.55%
Supplemental data
Portfolio turnover rate[3]	52%	108%	113%	140%	116%	149%
Net assets, end of period (000s omitted)	$60,461	$63,023	$71,327	$83,102	$68,581	$68,832

*
Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2023 (unaudited)	0.33%
Year ended May 31, 2023	0.35%
Year ended May 31, 2022	0.34%
Year ended May 31, 2021	0.38%
Year ended May 31, 2020	0.45%
Year ended May 31, 2019	0.47%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Allspring Growth Balanced Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$35.66	$38.14	$47.98	$39.81	$38.95	$40.86
Net investment income	0.14 [1]	0.30 [1]	0.17 [1]	0.19 [1]	0.26 [1]	0.37 [1]
Net realized and unrealized gains (losses) on investments	1.43	(1.20)	(3.37)	10.80	1.54	(0.56)
Total from investment operations	1.57	(0.90)	(3.20)	10.99	1.80	(0.19)
Distributions to shareholders from
Net investment income	0.00	(0.55)	(0.20)	(0.15)	(0.14)	(0.89)
Net realized gains	0.00	(0.69)	(6.44)	(2.67)	(0.80)	(0.83)
Tax basis return of capital	0.00	(0.34)	0.00	0.00	0.00	0.00
Total distributions to shareholders	0.00	(1.58)	(6.64)	(2.82)	(0.94)	(1.72)
Net asset value, end of period	$37.23	$35.66	$38.14	$47.98	$39.81	$38.95
Total return[2]	4.40%	(2.26)%	(8.09)%	28.35%	4.52%	(0.23)%
Ratios to average net assets (annualized)*
Gross expenses	1.92%	1.93%	1.89%	1.97%	2.07%	2.08%
Net expenses	1.78%	1.80%	1.78%	1.80%	1.79%	1.82%
Net investment income	0.77%	0.83%	0.38%	0.43%	0.64%	0.93%
Supplemental data
Portfolio turnover rate[3]	52%	108%	113%	140%	116%	149%
Net assets, end of period (000s omitted)	$3,444	$4,183	$6,001	$9,588	$10,108	$11,434

*
Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2023 (unaudited)	0.33%
Year ended May 31, 2023	0.35%
Year ended May 31, 2022	0.34%
Year ended May 31, 2021	0.38%
Year ended May 31, 2020	0.45%
Year ended May 31, 2019	0.48%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
18 | Allspring Growth Balanced Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$36.77	$39.35	$49.28	$40.83	$39.93	$42.04
Net investment income	0.32 [1]	0.66 [1]	0.61 [1]	0.68	0.84	1.05
Net realized and unrealized gains (losses) on investments	1.48	(1.26)	(3.46)	11.03	1.41	(0.90)
Total from investment operations	1.80	(0.60)	(2.85)	11.71	2.25	0.15
Distributions to shareholders from
Net investment income	0.00	(0.95)	(0.64)	(0.59)	(0.55)	(1.43)
Net realized gains	0.00	(0.69)	(6.44)	(2.67)	(0.80)	(0.83)
Tax basis return of capital	0.00	(0.34)	0.00	0.00	0.00	0.00
Total distributions to shareholders	0.00	(1.98)	(7.08)	(3.26)	(1.35)	(2.26)
Net asset value, end of period	$38.57	$36.77	$39.35	$49.28	$40.83	$39.93
Total return[2]	4.90%	(1.34)%	(7.25)%	29.56%	5.51%	0.70%
Ratios to average net assets (annualized)*
Gross expenses	1.10%	1.10%	1.07%	1.14%	1.24%	1.25%
Net expenses	0.86%	0.86%	0.86%	0.86%	0.86%	0.89%
Net investment income	1.69%	1.77%	1.33%	1.37%	1.57%	1.72%
Supplemental data
Portfolio turnover rate[3]	52%	108%	113%	140%	116%	149%
Net assets, end of period (000s omitted)	$118,010	$114,732	$123,815	$145,940	$129,531	$138,788

*
Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2023 (unaudited)	0.33%
Year ended May 31, 2023	0.35%
Year ended May 31, 2022	0.34%
Year ended May 31, 2021	0.38%
Year ended May 31, 2020	0.45%
Year ended May 31, 2019	0.47%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Allspring Growth Balanced Fund | 19

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Growth Balanced Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a fund-of-funds that invests in various affiliated mutual funds (“Underlying Funds”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated Underlying Funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investments in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Allspring Master Trust. The financial statements for all other affiliated Underlying Funds are also publicly available on the SEC website at sec.gov.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in
20 | Allspring Growth Balanced Fund

Notes to financial statements (unaudited)
interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolios are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $165,151,946 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$24,304,366
Gross unrealized losses	(9,726,814)
Net unrealized gains	$14,577,552
As of May 31, 2023, the Fund had capital loss carryforwards which consisted of $3,491,184 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class.  Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
Allspring Growth Balanced Fund | 21

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$46,441,825	$0	$0	$46,441,825
Investments measured at net asset value*				133,289,339
	46,441,825	0	0	179,731,164
Futures contracts	628,931	0	0	628,931
Total assets	$47,070,756	$0	$0	$180,360,095
Liabilities
Futures contracts	$630,597	$0	$0	$630,597
Total liabilities	$630,597	$0	$0	$630,597

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of
Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $133,289,339. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
At November 30, 2023, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Large Company Value Portfolio	Seeks long-term capital appreciation
Allspring Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Growth Portfolio	Seeks long-term capital appreciation
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
22 | Allspring Growth Balanced Fund

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.300%
Next $500 million	0.280
Next $2 billion	0.260
Next $2 billion	0.240
Next $5 billion	0.230
Over $10 billion	0.220
For the six months ended November 30, 2023, the management fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.
Allspring Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Prior to June 30, 2023, the class-level administration fee for Class A and Class C was 0.21% of its respective average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolios are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of November 30, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	1.12%
Class C	1.87
Administrator Class	0.95
Prior to June 30, 2023, the Fund’s expenses were capped at 1.13% for Class A shares and 1.88% for Class C shares.
Allspring Growth Balanced Fund | 23

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2023, Allspring Funds Distributor received $680 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing in various affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio at the end of the period by the corresponding affiliated Master Portfolio’s purchases and sales. Purchase and sales in affiliated Underlying Funds and unaffiliated securities in which the Fund invests are actual purchases and sales of those investments. Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2023 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$16,127,746	$74,979,491	$15,893,382	$93,821,492
6.
DERIVATIVE TRANSACTIONS
During the six months ended November 30, 2023, the Fund entered into futures contracts gain market exposure to certain asset classes consistent with its asset allocation strategy. The Fund had an average notional amount of $55,108,417 in long futures contracts and $52,321,154 in short futures contracts during the six months ended November 30, 2023.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of November 30, 2023 by primary risk type on the Statement of Assets and Liabilities was as follows for the Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$126,343 *	$495,122 *	$7,466 *	$628,931
Liability derivatives
Futures contracts	$8,578 *	$291,933 *	$330,086 *	$630,597

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of November 30, 2023 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2023 was as follows:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Net realized gains (losses) on derivatives
Futures contracts	$296,226	$1,437,834	$(479,619)	$1,254,441
Net change in unrealized gains (losses) on derivatives
Futures contracts	$95,488	$(977,921)	$(31,774)	$(914,207)
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption
24 | Allspring Growth Balanced Fund

Notes to financial statements (unaudited)
requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
REORGANIZATION
At a regular meeting of the Board of Trustees held on November 13-15, 2023, the Trustees of the Fund approved the merger of the Fund into Allspring Asset Allocation Fund. Allspring Asset Allocation Fund will acquire the assets and assume the liabilities of the Fund in exchange for shares of Allspring Asset Allocation Fund. Information on the merger will be mailed to shareholders in January 2024. The merger is scheduled to take place in February 2024.
Allspring Growth Balanced Fund | 25

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26 | Allspring Growth Balanced Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Growth Balanced Fund | 27

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

28 | Allspring Growth Balanced Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Growth Balanced Fund | 29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-12052023-rze0giua 01-24
SAR0117 11-23

Allspring Index Fund
Semi-Annual Report
November 30, 2023

The views expressed and any forward-looking statements are as of November 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Index Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Index Fund for the six-month period that ended November 30, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 10.17%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.07% while the MSCI EM Index (Net) (USD)3 returned 4.60%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -0.80%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 0.63%, the Bloomberg Municipal Bond Index6 returned 2.29%, and the ICE BofA U.S. High Yield Index7 returned 5.53%.
Affected by high inflation and central bank rate hikes, markets were volatile.
The six-month period began in June with the Federal Reserve’s (Fed’s) first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)8, while continuing to decline, remained stubbornly high in June at 4.8%—well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls continuing to grow in June, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a good month for stocks, while bonds had more muted but positive monthly returns overall. More volatile sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Core Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring Index Fund

Letter to shareholders (unaudited)
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI1 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index2 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its November meeting.
1
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Index Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Index Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring Index Fund | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks to replicate the total returns of the S&P 500 Index, before fees and expenses.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	John R. Campbell, CFA, David Neal, CFA, Robert M. Wicentowski, CFA

Average annual total returns (%) as of November 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WFILX)	11-4-1998	6.82	10.64	10.61	13.34	11.27	11.95	0.63	0.44
Class C (WFINX)	4-30-1999	11.47	11.14	10.61	12.47	10.61	11.14	1.38	1.19
Administrator Class (WFIOX)	2-14-1985	–	–	–	13.53	11.51	12.17	0.41	0.25
S&P 500 Index[3]	–	–	–	–	13.84	12.51	11.82	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.44% for Class A, 1.19% for Class C and 0.25% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Index Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2023[1]
Microsoft Corp.	7.14
Apple, Inc.	7.08
Amazon.com, Inc.	3.36
NVIDIA Corp.	2.93
Alphabet, Inc. Class A	2.00
Meta Platforms, Inc. Class A	1.84
Alphabet, Inc. Class C	1.72
Tesla, Inc.	1.68
Berkshire Hathaway, Inc. Class B	1.67
UnitedHealth Group, Inc.	1.30

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of November 30, 2023[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Index Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2023 to November 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2023	Ending account value 11-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,099.20	$2.31	0.44%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.80	$2.23	0.44%
Class C
Actual	$1,000.00	$1,095.10	$6.23	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.01	1.19%
Administrator Class
Actual	$1,000.00	$1,100.20	$1.31	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.75	$1.26	0.25%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

8 | Allspring Index Fund

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.20%
Communication services: 8.37%
Diversified telecommunication services: 0.71%
AT&T, Inc.	205,958	$3,412,724
Verizon Communications, Inc.	121,115	4,642,338
		8,055,062
Entertainment: 1.20%
Electronic Arts, Inc.	7,102	980,147
Live Nation Entertainment, Inc.†	4,085	344,039
Netflix, Inc.†	12,767	6,051,175
Take-Two Interactive Software, Inc.†	4,550	719,810
Walt Disney Co.†	52,715	4,886,153
Warner Bros Discovery, Inc.†	63,900	667,755
		13,649,079
Interactive media & services: 5.58%
Alphabet, Inc. Class A†	170,926	22,652,823
Alphabet, Inc. Class C†	145,397	19,471,566
Match Group, Inc.†	8,011	259,396
Meta Platforms, Inc. Class A†	64,031	20,947,742
		63,331,527
Media: 0.68%
Charter Communications, Inc. Class A†	2,932	1,173,181
Comcast Corp. Class A	118,570	4,966,897
Fox Corp. Class A	7,308	215,878
Fox Corp. Class B	3,801	105,136
Interpublic Group of Cos., Inc.	11,090	340,907
News Corp. Class A	10,975	241,889
News Corp. Class B	3,328	76,677
Omnicom Group, Inc.	5,692	458,946
Paramount Global Class B	13,892	199,628
		7,779,139
Wireless telecommunication services: 0.20%
T-Mobile U.S., Inc.	14,913	2,243,661
Consumer discretionary: 10.42%
Automobile components: 0.08%
Aptiv PLC†	8,148	674,980
BorgWarner, Inc.	6,772	228,149
		903,129
Automobiles: 1.89%
Ford Motor Co.	113,260	1,162,048
General Motors Co.	39,639	1,252,592
Tesla, Inc.†	79,553	19,099,084
		21,513,724
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 9

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Broadline retail: 3.44%
Amazon.com, Inc.†	261,578	$38,213,930
eBay, Inc.	15,331	628,724
Etsy, Inc.†	3,544	268,671
		39,111,325
Distributors: 0.11%
Genuine Parts Co.	4,046	537,228
LKQ Corp.	7,708	343,237
Pool Corp.	1,125	390,735
		1,271,200
Hotels, restaurants & leisure: 2.08%
Airbnb, Inc. Class A†	12,283	1,551,834
Booking Holdings, Inc.†	1,028	3,213,220
Caesars Entertainment, Inc.†	6,202	277,353
Carnival Corp.†	29,021	437,056
Chipotle Mexican Grill, Inc.†	795	1,750,789
Darden Restaurants, Inc.	3,482	544,829
Domino’s Pizza, Inc.	1,011	397,212
Expedia Group, Inc.†	3,971	540,771
Hilton Worldwide Holdings, Inc.	7,534	1,262,096
Las Vegas Sands Corp.	10,635	490,486
Marriott International, Inc. Class A	7,217	1,462,886
McDonald’s Corp.	20,995	5,917,231
MGM Resorts International†	8,087	318,951
Norwegian Cruise Line Holdings Ltd.†	12,256	187,149
Royal Caribbean Cruises Ltd.†	6,790	729,653
Starbucks Corp.	32,998	3,276,701
Wynn Resorts Ltd.	2,790	235,532
Yum! Brands, Inc.	8,073	1,013,565
		23,607,314
Household durables: 0.36%
D.R. Horton, Inc.	8,771	1,119,794
Garmin Ltd.	4,412	539,323
Lennar Corp. Class A	7,275	930,618
Mohawk Industries, Inc.†	1,523	134,496
NVR, Inc.†	94	578,607
PulteGroup, Inc.	6,322	558,991
Whirlpool Corp.	1,579	171,953
		4,033,782
Leisure products: 0.02%
Hasbro, Inc.	3,757	174,362
Specialty retail: 1.92%
AutoZone, Inc.†	523	1,364,994
Bath & Body Works, Inc.	6,595	215,129
Best Buy Co., Inc.	5,595	396,909
The accompanying notes are an integral part of these financial statements.
10 | Allspring Index Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Specialty retail(continued)
CarMax, Inc.†	4,558	$291,439
Home Depot, Inc.	28,964	9,079,924
Lowe’s Cos., Inc.	16,882	3,356,648
O’Reilly Automotive, Inc.†	1,740	1,709,341
Ross Stores, Inc.	9,814	1,279,549
TJX Cos., Inc.	33,109	2,917,234
Tractor Supply Co.	3,135	636,436
Ulta Beauty, Inc.†	1,435	611,296
		21,858,899
Textiles, apparel & luxury goods: 0.52%
lululemon athletica, Inc.†	3,331	1,488,291
NIKE, Inc. Class B	35,294	3,891,870
Ralph Lauren Corp.	1,164	150,598
Tapestry, Inc.	6,678	211,492
VF Corp.	9,523	159,320
		5,901,571
Consumer staples: 6.13%
Beverages: 1.50%
Brown-Forman Corp. Class B	5,271	309,619
Coca-Cola Co.	112,123	6,552,468
Constellation Brands, Inc. Class A	4,647	1,117,557
Keurig Dr Pepper, Inc.	28,983	914,993
Molson Coors Beverage Co. Class B	5,347	329,054
Monster Beverage Corp.†	21,427	1,181,699
PepsiCo, Inc.	39,658	6,674,045
		17,079,435
Consumer staples distribution & retail: 1.73%
Costco Wholesale Corp.	12,767	7,567,512
Dollar General Corp.	6,319	828,547
Dollar Tree, Inc.†	6,032	745,495
Kroger Co.	19,024	842,192
Sysco Corp.	14,552	1,050,218
Target Corp.	13,297	1,779,272
Walgreens Boots Alliance, Inc.	20,642	411,601
Walmart, Inc.	41,117	6,401,506
		19,626,343
Food products: 0.88%
Archer-Daniels-Midland Co.	15,445	1,138,760
Bunge Global SA	4,340	476,836
Campbell Soup Co.	5,668	227,740
Conagra Brands, Inc.	13,767	389,468
General Mills, Inc.	16,859	1,073,244
Hershey Co.	4,317	811,251
Hormel Foods Corp.	8,341	255,151
J M Smucker Co.	3,057	335,445
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 11

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Food products(continued)
Kellanova	7,594	$398,989
Kraft Heinz Co.	23,001	807,565
Lamb Weston Holdings, Inc.	4,200	420,126
McCormick & Co., Inc.	7,234	468,980
Mondelez International, Inc. Class A	39,193	2,785,054
Tyson Foods, Inc. Class A	8,226	385,306
		9,973,915
Household products: 1.30%
Church & Dwight Co., Inc.	7,088	684,914
Clorox Co.	3,567	511,330
Colgate-Palmolive Co.	23,816	1,875,986
Kimberly-Clark Corp.	9,743	1,205,501
Procter & Gamble Co.	67,912	10,425,850
		14,703,581
Personal care products: 0.16%
Estee Lauder Cos., Inc. Class A	6,680	852,969
Kenvue, Inc.	49,650	1,014,846
		1,867,815
Tobacco: 0.56%
Altria Group, Inc.	51,125	2,149,295
Philip Morris International, Inc.	44,722	4,175,246
		6,324,541
Energy: 3.99%
Energy equipment & services: 0.36%
Baker Hughes Co. Class A	29,087	981,686
Halliburton Co.	25,886	958,559
Schlumberger NV	40,943	2,130,674
		4,070,919
Oil, gas & consumable fuels: 3.63%
APA Corp.	8,852	318,672
Chevron Corp.	51,115	7,340,114
ConocoPhillips	34,499	3,987,049
Coterra Energy, Inc.	21,822	572,828
Devon Energy Corp.	18,458	830,056
Diamondback Energy, Inc.	5,152	795,520
EOG Resources, Inc.	16,775	2,064,499
EQT Corp.	10,419	416,343
Exxon Mobil Corp.	116,561	11,975,477
Hess Corp.	7,961	1,118,998
Kinder Morgan, Inc.	55,847	981,232
Marathon Oil Corp.	17,449	443,728
Marathon Petroleum Corp.	11,519	1,718,520
Occidental Petroleum Corp.	19,115	1,130,652
ONEOK, Inc.	16,781	1,155,372
The accompanying notes are an integral part of these financial statements.
12 | Allspring Index Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Phillips 66	12,828	$1,653,401
Pioneer Natural Resources Co.	6,717	1,555,926
Targa Resources Corp.	6,445	582,950
Valero Energy Corp.	10,174	1,275,413
Williams Cos., Inc.	35,044	1,289,269
		41,206,019
Financials: 12.59%
Banks: 2.99%
Bank of America Corp.	199,169	6,072,663
Citigroup, Inc.	55,478	2,557,536
Citizens Financial Group, Inc.	13,606	371,036
Comerica, Inc.	3,796	171,655
Fifth Third Bancorp	19,616	567,883
Huntington Bancshares, Inc.	41,712	469,677
JPMorgan Chase & Co.	83,722	13,067,330
KeyCorp	26,963	334,071
M&T Bank Corp.	4,779	612,524
PNC Financial Services Group, Inc.	11,473	1,536,923
Regions Financial Corp.	27,034	450,927
Truist Financial Corp.	38,373	1,233,308
U.S. Bancorp	44,855	1,709,873
Wells Fargo & Co.	105,407	4,700,098
Zions Bancorp NA	4,268	152,069
		34,007,573
Capital markets: 2.80%
Ameriprise Financial, Inc.	2,957	1,045,329
Bank of New York Mellon Corp.	22,436	1,084,108
BlackRock, Inc.	4,043	3,037,223
Blackstone, Inc.	20,447	2,297,629
Cboe Global Markets, Inc.	3,040	553,858
Charles Schwab Corp.	42,839	2,626,888
CME Group, Inc.	10,364	2,263,083
FactSet Research Systems, Inc.	1,099	498,353
Franklin Resources, Inc.	8,194	203,211
Goldman Sachs Group, Inc.	9,498	3,243,947
Intercontinental Exchange, Inc.	16,489	1,877,108
Invesco Ltd.	12,924	184,425
MarketAxess Holdings, Inc.	1,085	260,530
Moody’s Corp.	4,546	1,659,108
Morgan Stanley	36,757	2,916,300
MSCI, Inc. Class A	2,278	1,186,496
Nasdaq, Inc.	9,767	545,389
Northern Trust Corp.	5,964	472,647
Raymond James Financial, Inc.	5,415	569,387
S&P Global, Inc.	9,375	3,898,406
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 13

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Capital markets(continued)
State Street Corp.	9,180	$668,488
T Rowe Price Group, Inc.	6,462	647,040
		31,738,953
Consumer finance: 0.45%
American Express Co.	16,761	2,862,276
Capital One Financial Corp.	10,989	1,227,032
Discover Financial Services	7,201	669,693
Synchrony Financial	12,048	389,873
		5,148,874
Financial services: 4.19%
Berkshire Hathaway, Inc. Class B†	52,539	18,914,040
Fidelity National Information Services, Inc.	17,069	1,000,926
Fiserv, Inc.†	17,563	2,293,903
FleetCor Technologies, Inc.†	2,131	512,506
Global Payments, Inc.	7,490	872,136
Jack Henry & Associates, Inc.	2,099	333,090
Mastercard, Inc. Class A	23,970	9,919,505
PayPal Holdings, Inc.†	31,634	1,822,435
Visa, Inc. Class A	46,290	11,881,717
		47,550,258
Insurance: 2.16%
Aflac, Inc.	15,574	1,288,125
Allstate Corp.	7,536	1,038,988
American International Group, Inc.	20,509	1,349,697
Aon PLC Class A	5,844	1,919,696
Arch Capital Group Ltd.†	10,745	899,249
Arthur J Gallagher & Co.	6,209	1,546,041
Assurant, Inc.	1,528	256,735
Brown & Brown, Inc.	6,782	506,887
Chubb Ltd.	11,833	2,714,845
Cincinnati Financial Corp.	4,519	464,508
Everest Group Ltd.	1,250	513,187
Globe Life, Inc.	2,505	308,441
Hartford Financial Services Group, Inc.	8,810	688,590
Loews Corp.	5,327	374,435
Marsh & McLennan Cos., Inc.	14,230	2,837,747
MetLife, Inc.	18,199	1,158,002
Principal Financial Group, Inc.	6,407	473,029
Progressive Corp.	16,863	2,766,038
Prudential Financial, Inc.	10,458	1,022,583
Travelers Cos., Inc.	6,596	1,191,369
W R Berkley Corp.	5,861	425,216
Willis Towers Watson PLC	3,020	743,826
		24,487,234
The accompanying notes are an integral part of these financial statements.
14 | Allspring Index Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Health care: 12.33%
Biotechnology: 1.88%
AbbVie, Inc.	50,850	$7,240,532
Amgen, Inc.	15,410	4,155,152
Biogen, Inc.†	4,172	976,582
Gilead Sciences, Inc.	35,897	2,749,710
Incyte Corp.†	5,358	291,154
Moderna, Inc.†	9,539	741,180
Regeneron Pharmaceuticals, Inc.†	3,075	2,533,216
Vertex Pharmaceuticals, Inc.†	7,436	2,638,367
		21,325,893
Health care equipment & supplies: 2.44%
Abbott Laboratories	49,994	5,213,874
Align Technology, Inc.†	2,051	438,504
Baxter International, Inc.	14,589	526,371
Becton Dickinson & Co.	8,358	1,973,992
Boston Scientific Corp.†	42,183	2,357,608
Cooper Cos., Inc.	1,426	480,448
Dentsply Sirona, Inc.	6,099	193,643
DexCom, Inc.†	11,174	1,290,821
Edwards Lifesciences Corp.†	17,514	1,185,873
GE HealthCare Technologies, Inc.†	11,269	771,476
Hologic, Inc.†	7,057	503,164
IDEXX Laboratories, Inc.†	2,392	1,114,241
Insulet Corp.†	2,011	380,260
Intuitive Surgical, Inc.†	10,122	3,146,323
Medtronic PLC	38,350	3,040,005
ResMed, Inc.	4,233	667,671
STERIS PLC	2,842	571,071
Stryker Corp.	9,738	2,885,662
Teleflex, Inc.	1,354	305,584
Zimmer Biomet Holdings, Inc.	6,020	700,186
		27,746,777
Health care providers & services: 2.90%
Cardinal Health, Inc.	7,335	785,432
Cencora, Inc.	4,803	976,786
Centene Corp.†	15,600	1,149,408
Cigna Group	8,527	2,241,578
CVS Health Corp.	37,003	2,514,354
DaVita, Inc.†	1,551	157,364
Elevance Health, Inc.	6,789	3,255,258
HCA Healthcare, Inc.	5,798	1,452,283
Henry Schein, Inc.†	3,762	251,038
Humana, Inc.	3,570	1,730,950
Laboratory Corp. of America Holdings	2,553	553,771
McKesson Corp.	3,886	1,828,596
Molina Healthcare, Inc.†	1,680	614,141
Quest Diagnostics, Inc.	3,233	443,665
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 15

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Health care providers & services(continued)
UnitedHealth Group, Inc.	26,686	$14,756,557
Universal Health Services, Inc. Class B	1,790	246,089
		32,957,270
Life sciences tools & services: 1.36%
Agilent Technologies, Inc.	8,510	1,087,578
Bio-Rad Laboratories, Inc. Class A†	602	183,562
Bio-Techne Corp.	4,536	285,314
Charles River Laboratories International, Inc.†	1,477	291,087
Danaher Corp.	18,932	4,227,705
Illumina, Inc.†	4,561	464,994
IQVIA Holdings, Inc.†	5,276	1,129,592
Mettler-Toledo International, Inc.†	630	687,916
Revvity, Inc.	3,576	317,906
Thermo Fisher Scientific, Inc.	11,119	5,512,356
Waters Corp.†	1,703	477,879
West Pharmaceutical Services, Inc.	2,128	746,417
		15,412,306
Pharmaceuticals: 3.75%
Bristol-Myers Squibb Co.	60,186	2,971,985
Catalent, Inc.†	5,194	201,787
Eli Lilly & Co.	22,973	13,577,962
Johnson & Johnson	69,373	10,729,228
Merck & Co., Inc.	73,104	7,491,698
Pfizer, Inc.	162,656	4,956,128
Viatris, Inc.	34,558	317,242
Zoetis, Inc.	13,261	2,342,821
		42,588,851
Industrials: 8.05%
Aerospace & defense: 1.58%
Axon Enterprise, Inc.†	2,025	465,487
Boeing Co.†	16,335	3,783,676
General Dynamics Corp.	6,529	1,612,467
Howmet Aerospace, Inc.	11,282	593,433
Huntington Ingalls Industries, Inc.	1,149	272,336
L3Harris Technologies, Inc.	5,449	1,039,724
Lockheed Martin Corp.	6,457	2,891,251
Northrop Grumman Corp.	4,097	1,946,731
RTX Corp.	41,932	3,416,619
Textron, Inc.	5,706	437,422
TransDigm Group, Inc.	1,590	1,530,963
		17,990,109
Air freight & logistics: 0.50%
CH Robinson Worldwide, Inc.	3,354	275,196
Expeditors International of Washington, Inc.	4,261	512,769
The accompanying notes are an integral part of these financial statements.
16 | Allspring Index Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Air freight & logistics(continued)
FedEx Corp.	6,666	$1,725,361
United Parcel Service, Inc. Class B	20,837	3,159,097
		5,672,423
Building products: 0.41%
A O Smith Corp.	3,589	270,467
Allegion PLC	2,529	268,301
Carrier Global Corp.	24,131	1,253,847
Johnson Controls International PLC	19,600	1,034,880
Masco Corp.	6,480	392,364
Trane Technologies PLC	6,580	1,483,198
		4,703,057
Commercial services & supplies: 0.55%
Cintas Corp.	2,491	1,378,146
Copart, Inc.†	25,034	1,257,207
Republic Services, Inc.	5,924	958,740
Rollins, Inc.	8,089	329,546
Veralto Corp.†	6,311	487,525
Waste Management, Inc.	10,619	1,815,743
		6,226,907
Construction & engineering: 0.07%
Quanta Services, Inc.	4,183	787,701
Electrical equipment: 0.59%
AMETEK, Inc.	6,647	1,031,814
Eaton Corp. PLC	11,495	2,617,297
Emerson Electric Co.	16,465	1,463,738
Generac Holdings, Inc.†	1,793	209,906
Hubbell, Inc.	1,545	463,500
Rockwell Automation, Inc.	3,309	911,431
		6,697,686
Ground transportation: 0.77%
CSX Corp.	57,801	1,866,972
JB Hunt Transport Services, Inc.	2,352	435,755
Norfolk Southern Corp.	6,540	1,426,766
Old Dominion Freight Line, Inc.	2,581	1,004,164
Union Pacific Corp.	17,558	3,955,291
		8,688,948
Industrial conglomerates: 0.81%
3M Co.	15,903	1,575,510
General Electric Co.	31,355	3,819,039
Honeywell International, Inc.	19,128	3,747,558
		9,142,107
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 17

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Machinery: 1.65%
Caterpillar, Inc.	14,697	$3,684,832
Cummins, Inc.	4,081	914,797
Deere & Co.	7,855	2,862,441
Dover Corp.	4,030	568,875
Fortive Corp.	10,142	699,595
IDEX Corp.	2,178	439,259
Illinois Tool Works, Inc.	7,928	1,920,241
Ingersoll Rand, Inc.	11,650	832,159
Nordson Corp.	1,560	367,130
Otis Worldwide Corp.	11,862	1,017,641
PACCAR, Inc.	15,062	1,382,993
Parker-Hannifin Corp.	3,696	1,601,033
Pentair PLC	4,757	307,017
Snap-on, Inc.	1,525	418,902
Stanley Black & Decker, Inc.	4,414	401,233
Westinghouse Air Brake Technologies Corp.	5,161	601,566
Xylem, Inc.	6,938	729,392
		18,749,106
Passenger airlines: 0.16%
Alaska Air Group, Inc.†	3,665	138,574
American Airlines Group, Inc.†	18,823	233,970
Delta Air Lines, Inc.	18,536	684,534
Southwest Airlines Co.	17,160	438,781
United Airlines Holdings, Inc.†	9,449	372,291
		1,868,150
Professional services: 0.70%
Automatic Data Processing, Inc.	11,869	2,728,920
Broadridge Financial Solutions, Inc.	3,403	659,569
Ceridian HCM Holding, Inc.†	4,483	308,879
Equifax, Inc.	3,535	769,605
Jacobs Solutions, Inc.	3,628	461,409
Leidos Holdings, Inc.	3,957	424,665
Paychex, Inc.	9,245	1,127,613
Paycom Software, Inc.	1,419	257,776
Robert Half, Inc.	3,085	252,908
Verisk Analytics, Inc.	4,178	1,008,695
		8,000,039
Trading companies & distributors: 0.26%
Fastenal Co.	16,460	987,106
United Rentals, Inc.	1,967	936,331
WW Grainger, Inc.	1,282	1,007,896
		2,931,333
Information technology: 28.26%
Communications equipment: 0.82%
Arista Networks, Inc.†	7,224	1,587,185
The accompanying notes are an integral part of these financial statements.
18 | Allspring Index Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Communications equipment(continued)
Cisco Systems, Inc.	117,400	$5,679,812
F5, Inc.†	1,709	292,564
Juniper Networks, Inc.	9,258	263,390
Motorola Solutions, Inc.	4,812	1,553,650
		9,376,601
Electronic equipment, instruments & components: 0.54%
Amphenol Corp. Class A	17,183	1,563,481
CDW Corp.	3,862	814,418
Corning, Inc.	22,116	630,085
Keysight Technologies, Inc.†	5,139	698,339
TE Connectivity Ltd.	9,044	1,184,764
Teledyne Technologies, Inc.†	1,356	546,414
Trimble, Inc.†	7,154	331,946
Zebra Technologies Corp. Class A†	1,479	350,493
		6,119,940
IT services: 1.21%
Accenture PLC Class A	18,173	6,054,153
Akamai Technologies, Inc.†	4,379	505,906
Cognizant Technology Solutions Corp. Class A	14,550	1,024,029
EPAM Systems, Inc.†	1,670	431,177
Gartner, Inc.†	2,271	987,522
International Business Machines Corp.	26,245	4,161,407
VeriSign, Inc.†	2,585	548,537
		13,712,731
Semiconductors & semiconductor equipment: 7.43%
Advanced Micro Devices, Inc.†	46,546	5,639,513
Analog Devices, Inc.	14,446	2,649,107
Applied Materials, Inc.	24,193	3,623,628
Broadcom, Inc.	12,644	11,704,930
Enphase Energy, Inc.†	3,928	396,807
First Solar, Inc.†	3,078	485,647
Intel Corp.	120,653	5,393,189
KLA Corp.	3,939	2,145,258
Lam Research Corp.	3,840	2,749,133
Microchip Technology, Inc.	15,682	1,308,506
Micron Technology, Inc.	31,555	2,401,967
Monolithic Power Systems, Inc.	1,376	755,039
NVIDIA Corp.	71,159	33,281,064
NXP Semiconductors NV	7,427	1,515,702
ON Semiconductor Corp.†	12,432	886,775
Qorvo, Inc.†	2,821	272,226
QUALCOMM, Inc.	32,151	4,149,087
Skyworks Solutions, Inc.	4,592	445,103
SolarEdge Technologies, Inc.†	1,629	129,310
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 19

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment(continued)
Teradyne, Inc.	4,437	$409,224
Texas Instruments, Inc.	26,158	3,994,588
		84,335,803
Software: 10.93%
Adobe, Inc.†	13,131	8,023,172
ANSYS, Inc.†	2,500	733,400
Autodesk, Inc.†	6,157	1,344,874
Cadence Design Systems, Inc.†	7,830	2,139,704
Fair Isaac Corp.†	716	778,722
Fortinet, Inc.†	18,779	987,024
Gen Digital, Inc.	16,211	357,939
Intuit, Inc.	8,068	4,610,539
Microsoft Corp.	214,046	81,104,170
Oracle Corp.	45,354	5,270,588
Palo Alto Networks, Inc.†	8,811	2,600,038
PTC, Inc.†	3,423	538,643
Roper Technologies, Inc.	3,074	1,654,581
Salesforce, Inc.†	28,060	7,068,314
ServiceNow, Inc.†	5,877	4,030,094
Synopsys, Inc.†	4,384	2,381,520
Tyler Technologies, Inc.†	1,212	495,514
		124,118,836
Technology hardware, storage & peripherals: 7.33%
Apple, Inc.	423,387	80,422,361
Hewlett Packard Enterprise Co.	37,208	629,187
HP, Inc.	24,996	733,383
NetApp, Inc.	6,073	555,011
Seagate Technology Holdings PLC	5,557	439,559
Western Digital Corp.†	9,217	445,273
		83,224,774
Materials: 2.37%
Chemicals: 1.59%
Air Products & Chemicals, Inc.	6,400	1,731,520
Albemarle Corp.	3,381	410,014
Celanese Corp.	2,883	399,757
CF Industries Holdings, Inc.	5,559	417,759
Corteva, Inc.	20,448	924,250
Dow, Inc.	20,255	1,048,196
DuPont de Nemours, Inc.	13,225	946,116
Eastman Chemical Co.	3,416	286,363
Ecolab, Inc.	7,308	1,401,163
FMC Corp.	3,593	192,800
International Flavors & Fragrances, Inc.	7,354	554,345
Linde PLC	14,057	5,816,365
LyondellBasell Industries NV Class A	7,379	701,743
Mosaic Co.	9,573	343,575
The accompanying notes are an integral part of these financial statements.
20 | Allspring Index Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Chemicals(continued)
PPG Industries, Inc.	6,785	$963,402
Sherwin-Williams Co.	6,816	1,900,301
		18,037,669
Construction materials: 0.14%
Martin Marietta Materials, Inc.	1,781	827,435
Vulcan Materials Co.	3,828	817,507
		1,644,942
Containers & packaging: 0.23%
Amcor PLC	42,391	401,867
Avery Dennison Corp.	2,322	451,629
Ball Corp.	9,077	501,867
International Paper Co.	9,968	368,218
Packaging Corp. of America	2,590	435,146
Sealed Air Corp.	4,160	138,861
Westrock Co.	7,383	303,958
		2,601,546
Metals & mining: 0.41%
Freeport-McMoRan, Inc.	41,302	1,541,391
Newmont Corp.	33,201	1,334,348
Nucor Corp.	7,166	1,218,005
Steel Dynamics, Inc.	4,486	534,417
		4,628,161
Real estate: 2.36%
Health care REITs: 0.20%
Healthpeak Properties, Inc.	15,760	272,963
Ventas, Inc.	11,592	531,377
Welltower, Inc.	15,945	1,420,700
		2,225,040
Hotel & resort REITs: 0.03%
Host Hotels & Resorts, Inc.	20,501	358,152
Industrial REITs : 0.27%
Prologis, Inc.	26,616	3,058,977
Office REITs : 0.06%
Alexandria Real Estate Equities, Inc.	4,486	490,768
Boston Properties, Inc.	4,158	236,715
		727,483
Real estate management & development: 0.15%
CBRE Group, Inc. Class A†	8,926	704,797
CoStar Group, Inc.†	11,764	976,883
		1,681,680
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 21

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Residential REITs : 0.28%
AvalonBay Communities, Inc.	4,091	$707,497
Camden Property Trust	3,076	277,640
Equity Residential	9,937	564,819
Essex Property Trust, Inc.	1,849	394,688
Invitation Homes, Inc.	16,572	552,842
Mid-America Apartment Communities, Inc.	3,361	418,377
UDR, Inc.	8,733	291,682
		3,207,545
Retail REITs : 0.27%
Federal Realty Investment Trust	2,114	202,077
Kimco Realty Corp.	17,858	345,017
Realty Income Corp.	20,420	1,101,863
Regency Centers Corp.	4,734	297,201
Simon Property Group, Inc.	9,426	1,177,213
		3,123,371
Specialized REITs : 1.10%
American Tower Corp.	13,430	2,803,916
Crown Castle, Inc.	12,494	1,465,296
Digital Realty Trust, Inc.	8,721	1,210,300
Equinix, Inc.	2,696	2,197,267
Extra Space Storage, Inc.	6,087	792,345
Iron Mountain, Inc.	8,408	539,373
Public Storage	4,559	1,179,687
SBA Communications Corp.	3,122	771,009
VICI Properties, Inc.	29,196	872,669
Weyerhaeuser Co.	21,052	659,980
		12,491,842
Utilities: 2.33%
Electric utilities: 1.53%
Alliant Energy Corp.	7,281	368,200
American Electric Power Co., Inc.	14,842	1,180,681
Constellation Energy Corp.	9,265	1,121,436
Duke Energy Corp.	22,204	2,048,985
Edison International	11,042	739,703
Entergy Corp.	6,092	617,790
Evergy, Inc.	6,618	337,783
Eversource Energy	10,057	597,486
Exelon Corp.	28,672	1,104,159
FirstEnergy Corp.	14,866	549,150
NextEra Energy, Inc.	58,302	3,411,250
NRG Energy, Inc.	6,601	315,792
PG&E Corp.†	60,247	1,034,441
Pinnacle West Capital Corp.	3,264	244,604
PPL Corp.	21,235	554,658
The accompanying notes are an integral part of these financial statements.
22 | Allspring Index Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Electric utilities(continued)
Southern Co.	31,418	$2,230,050
Xcel Energy, Inc.	15,889	966,687
		17,422,855
Gas utilities: 0.04%
Atmos Energy Corp.	4,277	486,765
Independent power and renewable electricity producers: 0.03%
AES Corp.	19,292	332,015
Multi-utilities: 0.66%
Ameren Corp.	7,570	587,356
CenterPoint Energy, Inc.	18,184	514,062
CMS Energy Corp.	8,404	477,011
Consolidated Edison, Inc.	9,937	895,423
Dominion Energy, Inc.	24,107	1,093,011
DTE Energy Co.	5,940	618,414
NiSource, Inc.	11,906	305,270
Public Service Enterprise Group, Inc.	14,379	897,681
Sempra	18,130	1,321,133
WEC Energy Group, Inc.	9,087	759,855
		7,469,216
Water utilities: 0.07%
American Water Works Co., Inc.	5,608	739,359
Total common stocks (Cost $290,771,279)		1,103,833,200

		Yield
Short-term investments: 0.90%
Investment companies: 0.90%
Allspring Government Money Market Fund Select Class♠∞		5.29%	10,241,519	10,241,519
Total short-term investments (Cost $10,241,519)				10,241,519
Total investments in securities (Cost $301,012,798)	98.10%			1,114,074,719
Other assets and liabilities, net	1.90			21,521,084
Total net assets	100.00%			$1,135,595,803

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 23

Portfolio of investments—November 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,092,232	$56,839,696	$(55,690,409)	$0	$0	$10,241,519	10,241,519	$469,914
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	137	12-15-2023	$30,505,472	$31,350,738	$845,266	$0
The accompanying notes are an integral part of these financial statements.
24 | Allspring Index Fund

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $290,771,279)	$1,103,833,200
Investments in affiliated securities, at value (cost $10,241,519)	10,241,519
Cash	13
Cash at broker segregated for futures contracts	1,664,200
Receivable for investments sold	17,748,094
Receivable for dividends	1,879,922
Receivable for Fund shares sold	587,281
Receivable for daily variation margin on open futures contracts	119,875
Receivable from manager	17,342
Prepaid expenses and other assets	394,062
Total assets	1,136,485,508
Liabilities
Payable for Fund shares redeemed	230,178
Shareholder servicing fee payable	182,520
Administration fees payable	161,563
Payable for investments purchased	53,734
Distribution fee payable	4,766
Trustees’ fees and expenses payable	814
Accrued expenses and other liabilities	256,130
Total liabilities	889,705
Total net assets	$1,135,595,803
Net assets consist of
Paid-in capital	$166,192,013
Total distributable earnings	969,403,790
Total net assets	$1,135,595,803
Computation of net asset value and offering price per share
Net assets–Class A	$772,635,829
Shares outstanding–Class A1	16,605,942
Net asset value per share–Class A	$46.53
Maximum offering price per share – Class A2	$49.37
Net assets–Class C	$7,954,793
Shares outstanding–Class C1	167,220
Net asset value per share–Class C	$47.57
Net assets–Administrator Class	$355,005,181
Shares outstanding–Administrator Class[1]	7,399,911
Net asset value per share–Administrator Class	$47.97
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 25

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $2,813)	$8,952,413
Income from affiliated securities	469,914
Interest	37,434
Total investment income	9,459,761
Expenses
Management fee	825,156
Administration fees
Class A	762,828
Class C	8,045
Administrator Class	231,016
Shareholder servicing fees
Class A	946,076
Class C	9,971
Administrator Class	168,414
Distribution fee
Class C	29,812
Custody and accounting fees	12,667
Professional fees	38,351
Registration fees	27,397
Shareholder report expenses	18,681
Trustees’ fees and expenses	11,926
Other fees and expenses	10,777
Total expenses	3,101,117
Less: Fee waivers and/or expense reimbursements
Fund-level	(828,527)
Class A	(108,697)
Class C	(1,019)
Net expenses	2,162,874
Net investment income	7,296,887
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	107,830,989
Futures contracts	1,299,738
Net realized gains on investments	109,130,727
Net change in unrealized gains (losses) on
Unaffiliated securities	(10,671,305)
Futures contracts	20,805
Net change in unrealized gains (losses) on investments	(10,650,500)
Net realized and unrealized gains (losses) on investments	98,480,227
Net increase in net assets resulting from operations	$105,777,114
The accompanying notes are an integral part of these financial statements.
26 | Allspring Index Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)		Year ended May 31, 2023
Operations
Net investment income		$7,296,887		$14,468,395
Net realized gains on investments		109,130,727		44,462,228
Net change in unrealized gains (losses) on investments		(10,650,500)		(35,438,355)
Net increase in net assets resulting from operations		105,777,114		23,492,268
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(66,804,712)
Class C		0		(709,270)
Administrator Class		0		(31,911,691)
Total distributions to shareholders		0		(99,425,673)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	153,274	6,885,253	343,612	14,395,854
Class C	5,487	250,598	14,778	630,451
Administrator Class	290,135	13,422,522	630,351	27,092,159
		20,558,373		42,118,464
Reinvestment of distributions
Class A	0	0	1,593,378	64,771,802
Class C	0	0	14,928	622,969
Administrator Class	0	0	714,595	29,898,702
		0		95,293,473
Payment for shares redeemed
Class A	(729,984)	(32,657,287)	(1,723,965)	(72,102,795)
Class C	(17,362)	(798,326)	(77,218)	(3,317,859)
Administrator Class	(927,310)	(42,815,752)	(1,224,463)	(52,955,693)
		(76,271,365)		(128,376,347)
Net increase (decrease) in net assets resulting from capital share transactions		(55,712,992)		9,035,590
Total increase (decrease) in net assets		50,064,122		(66,897,815)
Net assets
Beginning of period		1,085,531,681		1,152,429,496
End of period		$1,135,595,803		$1,085,531,681
The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 27

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$42.33	$45.49	$50.17	$41.27	$49.48	$63.35
Net investment income	0.28 [1]	0.55 [1]	0.46	0.48	0.65	0.82
Net realized and unrealized gains (losses) on investments	3.92	0.36	(0.33)	14.92	5.82	0.54
Total from investment operations	4.20	0.91	0.13	15.40	6.47	1.36
Distributions to shareholders from
Net investment income	0.00	(0.53)	(0.46)	(0.57)	(0.67)	(0.90)
Net realized gains	0.00	(3.54)	(4.35)	(5.93)	(14.01)	(14.33)
Total distributions to shareholders	0.00	(4.07)	(4.81)	(6.50)	(14.68)	(15.23)
Net asset value, end of period	$46.53	$42.33	$45.49	$50.17	$41.27	$49.48
Total return[2]	9.92%	2.45%	(0.74)%	39.71%	12.02%	3.32%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.64%	0.63%*	0.65%*	0.67%*	0.65%*
Net expenses	0.44%	0.45%	0.44%*	0.44%*	0.44%*	0.45%*
Net investment income	1.25%	1.30%	0.92%*	1.08%*	1.47%*	1.51%*
Supplemental data
Portfolio turnover rate	2%	2%	2%[3]	4%[3]	3%[3]	4%[3]
Net assets, end of period (000s omitted)	$772,636	$727,314	$771,925	$835,781	$660,101	$676,511

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended May 31, 2022	0.11%
Year ended May 31, 2021	0.11%
Year ended May 31, 2020	0.12%
Year ended May 31, 2019	0.11%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate was calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
28 | Allspring Index Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$43.44	$46.50	$51.19	$41.90	$50.02	$63.67
Net investment income	0.11 [1]	0.23 [1]	0.08 [1]	0.16 [1]	0.30	0.46 [1]
Net realized and unrealized gains (losses) on investments	4.02	0.40	(0.37)	15.21	5.84	0.52
Total from investment operations	4.13	0.63	(0.29)	15.37	6.14	0.98
Distributions to shareholders from
Net investment income	0.00	(0.15)	(0.05)	(0.15)	(0.25)	(0.30)
Net realized gains	0.00	(3.54)	(4.35)	(5.93)	(14.01)	(14.33)
Total distributions to shareholders	0.00	(3.69)	(4.40)	(6.08)	(14.26)	(14.63)
Net asset value, end of period	$47.57	$43.44	$46.50	$51.19	$41.90	$50.02
Total return[2]	9.51%	1.69%	(1.48)%	38.83%	11.17%	2.54%
Ratios to average net assets (annualized)
Gross expenses	1.37%	1.38%	1.37%*	1.40%*	1.42%*	1.39%*
Net expenses	1.19%	1.20%	1.20%*	1.20%*	1.20%*	1.20%*
Net investment income	0.50%	0.54%	0.16%*	0.34%*	0.72%*	0.77%*
Supplemental data
Portfolio turnover rate	2%	2%	2%[3]	4%[3]	3%[3]	4%[3]
Net assets, end of period (000s omitted)	$7,955	$7,780	$10,538	$12,530	$16,103	$19,146

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended May 31, 2022	0.11%
Year ended May 31, 2021	0.11%
Year ended May 31, 2020	0.12%
Year ended May 31, 2019	0.11%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate was calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Index Fund | 29

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$43.60	$46.73	$51.41	$42.15	$50.24	$64.04
Net investment income	0.33 [1]	0.65 [1]	0.58	0.58	0.81	1.02 [1]
Net realized and unrealized gains (losses) on investments	4.04	0.37	(0.36)	15.26	5.85	0.48
Total from investment operations	4.37	1.02	0.22	15.84	6.66	1.50
Distributions to shareholders from
Net investment income	0.00	(0.61)	(0.55)	(0.65)	(0.74)	(0.97)
Net realized gains	0.00	(3.54)	(4.35)	(5.93)	(14.01)	(14.33)
Total distributions to shareholders	0.00	(4.15)	(4.90)	(6.58)	(14.75)	(15.30)
Net asset value, end of period	$47.97	$43.60	$46.73	$51.41	$42.15	$50.24
Total return[2]	10.02%	2.65%	(0.55)%	39.97%	12.25%	3.52%
Ratios to average net assets (annualized)
Gross expenses	0.39%	0.40%	0.37%*	0.42%*	0.44%*	0.41%*
Net expenses	0.25%	0.25%	0.25%*	0.25%*	0.25%*	0.25%*
Net investment income	1.44%	1.49%	1.11%*	1.28%*	1.67%*	1.72%*
Supplemental data
Portfolio turnover rate	2%	2%	2%[3]	4%[3]	3%[3]	4%[3]
Net assets, end of period (000s omitted)	$355,005	$350,438	$369,967	$414,276	$343,609	$460,934

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Year ended May 31, 2022	0.11%
Year ended May 31, 2021	0.11%
Year ended May 31, 2020	0.12%
Year ended May 31, 2019	0.11%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate was calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
30 | Allspring Index Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Index Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Allspring Index Fund | 31

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $301,851,039 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$826,094,670
Gross unrealized losses	(13,025,724)
Net unrealized gains	$813,068,946
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
32 | Allspring Index Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$95,058,468	$0	$0	$95,058,468
Consumer discretionary	118,375,306	0	0	118,375,306
Consumer staples	69,575,630	0	0	69,575,630
Energy	45,276,938	0	0	45,276,938
Financials	142,932,892	0	0	142,932,892
Health care	140,031,097	0	0	140,031,097
Industrials	91,457,566	0	0	91,457,566
Information technology	320,888,685	0	0	320,888,685
Materials	26,912,318	0	0	26,912,318
Real estate	26,874,090	0	0	26,874,090
Utilities	26,450,210	0	0	26,450,210
Short-term investments
Investment companies	10,241,519	0	0	10,241,519
	1,114,074,719	0	0	1,114,074,719
Futures contracts	845,266	0	0	845,266
Total assets	$1,114,919,985	$0	$0	$1,114,919,985
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At November 2023, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.150%
Next $4 billion	0.125
Next $5 billion	0.090
Over $10 billion	0.080
For the six months ended November 30, 2023, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.02% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring Index Fund | 33

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Prior to June 30, 2023, the class-level administration fee for Class A and Class C was 0.21% of its respective average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through September 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of November 30, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.44%
Class C	1.19
Administrator Class	0.25
Prior to June 30, 2023, the Fund’s expenses were capped at 0.45% for Class A shares and 1.20% for Class C shares.
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2023, Allspring Funds Distributor received $1,225 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C shares are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class.  Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended November 30, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2023 were $17,295,439 and $82,008,409, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended November 30, 2023, the Fund entered into futures contracts to gain market exposure. The Fund had an average notional amount of $21,256,734 in long futures contracts during the six months ended November 30, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
34 | Allspring Index Fund

Notes to financial statements (unaudited)
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Fund under the agreement.
8.
CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Index Fund | 35

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

36 | Allspring Index Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Index Fund | 37

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

38 | Allspring Index Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Index Fund | 39

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-12052023-k3rp9shi 01-24
SAR3329 11-23

Allspring Moderate Balanced Fund
Semi-Annual Report
November 30, 2023

The views expressed and any forward-looking statements are as of November 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Moderate Balanced Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Moderate Balanced Fund for the six-month period that ended November 30, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 10.17%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.07% while the MSCI EM Index (Net) (USD)3 returned 4.60%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -0.80%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 0.63%, the Bloomberg Municipal Bond Index6 returned 2.29%, and the ICE BofA U.S. High Yield Index7 returned 5.53%.
Affected by high inflation and central bank rate hikes, markets were volatile.
The six-month period began in June with the Federal Reserve’s (Fed’s) first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)8, while continuing to decline, remained stubbornly high in June at 4.8%—well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls continuing to grow in June, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a good month for stocks, while bonds had more muted but positive monthly returns overall. More volatile sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Core Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring Moderate Balanced Fund

Letter to shareholders (unaudited)
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI1 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index2 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its November meeting.
1
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Moderate Balanced Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Moderate Balanced Fund

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Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks total return, consisting of current income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA†, FRM, Petros N. Bocray, CFA, FRM, Travis L. Keshemberg, CFA, CIPM, FRM

Average annual total returns (%) as of November 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WFMAX)	1-30-2004	-1.92	3.01	3.69	4.06	4.24	4.31	1.32	1.14
Class C (WFBCX)	1-30-2004	2.28	3.46	3.68	3.28	3.46	3.68	2.07	1.89
Administrator Class (NVMBX)	11-11-1994	–	–	–	4.31	4.50	4.57	1.25	0.90
Institutional Class (WFMYX)[3]	7-31-2018	–	–	–	4.38	4.60	4.62	1.00	0.80
Bloomberg U.S. Aggregate Bond Index[4]	–	–	–	–	1.18	0.71	1.37	–	–
Russell 3000® Index[5]	–	–	–	–	12.61	11.77	11.19	–	–
Moderate Balanced Blended Index[6]	–	–	–	–	6.03	5.14	4.97	–	–
Bloomberg U.S. Short Treasury 9-12 Months Index[7]	–	–	–	–	4.73	1.74	1.21	–	–
Russell 1000® Growth Index[8]	–	–	–	–	26.17	16.36	14.69	–	–
Russell 1000® Value Index[9]	–	–	–	–	1.36	7.52	8.09	–	–
S&P 500 Index[10]	–	–	–	–	13.84	12.51	11.82	–	–
MSCI EAFE Index (Net)[11]	–	–	–	–	12.36	5.99	3.89	–	–
Russell 2000® Index[12]	–	–	–	–	-2.57	4.78	6.13	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.40% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report, which do not include acquired fund fees and expenses.

[2]
The manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.14% for Class A, 1.89% for Class C, 0.90% for Administrator Class and 0.80% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

[4]
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.–dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

†	Mr. Acharya has announced his intention to retire from Allspring Global Investments, LLC on February 15, 2024 but will continue to serve as a portfolio manager of the Fund until that date.
CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Moderate Balanced Fund

Performance highlights (unaudited)
Footnotes continued from previous page
[6]
Source:  Allspring Funds Management, LLC. The Moderate Balanced Blended Index is composed of 45% of the Bloomberg U.S. Aggregate Bond Index, 15% of the
Bloomberg  U.S. Short Treasury 9-12 Months Index, 10% of the Russell 1000® Growth Index, 10% of the Russell 1000® Value Index, 10% of the S&P 500 Index, 6% of the
MSCI EAFE Index (Net), and 4% of the Russell 2000® Index. You cannot invest directly in an index.

[7]
The Bloomberg U.S. Short Treasury 9–12 Months Index is an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero-coupon STRIPS. You cannot invest directly in an index.

[8]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
[9]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.
[10]
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[11]
The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[12]
The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Moderate Balanced Fund | 7

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2023[1]
Allspring Managed Fixed Income Portfolio	28.80
Allspring Conservative Income Fund Class Institutional	14.63
Allspring Core Bond Portfolio	8.40
Allspring Disciplined Large Cap Portfolio	8.24
Allspring Large Company Value Portfolio	7.48
Allspring Diversified Large Cap Growth Portfolio	5.82
Allspring Real Return Portfolio	4.43
Allspring C&B Large Cap Value Portfolio	3.79
Allspring Disciplined International Developed Markets Portfolio	2.97
iShares iBoxx $ High Yield Corporate Bond ETF	2.72

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of November 30, 2023
	Neutral allocation	Effective allocation[1]
Bond Funds	60	64
Stock Funds	40	44
Effective Cash	0	(8)

[1]
Effective allocation reflects the effect of the tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. Effective allocations are subject to change and may have changed since the date specified.

8 | Allspring Moderate Balanced Fund

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2023 to November 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2023	Ending account value 11-30-2023	Expenses paid during the period[1]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$1,034.20	$5.24	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.20	1.03%
Class C
Actual	$1,000.00	$1,030.30	$9.03	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.10	$8.97	1.78%
Administrator Class
Actual	$1,000.00	$1,035.80	$4.02	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.05	$3.99	0.79%
Institutional Class
Actual	$1,000.00	$1,035.80	$3.51	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.55	$3.49	0.69%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

Allspring Moderate Balanced Fund | 9

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

		Shares	Value
Investment companies: 98.60%
Affiliated master portfolios: 75.71%
Allspring C&B Large Cap Value Portfolio			$3,658,907
Allspring Core Bond Portfolio			8,106,262
Allspring Disciplined International Developed Markets Portfolio			2,867,977
Allspring Disciplined Large Cap Portfolio			7,950,516
Allspring Diversified Large Cap Growth Portfolio			5,618,202
Allspring Emerging Growth Portfolio			960,859
Allspring Factor Enhanced Emerging Markets Equity Portfolio			801,937
Allspring Factor Enhanced International Equity Portfolio			954,439
Allspring Large Company Value Portfolio			7,218,761
Allspring Managed Fixed Income Portfolio			27,788,425
Allspring Real Return Portfolio			4,276,877
Allspring Small Company Growth Portfolio			957,549
Allspring Small Company Value Portfolio			1,904,613
			73,065,324
Bond funds: 14.63%
Allspring Conservative Income Fund Class Institutional♠		1,427,130	14,114,314
Exchange-traded funds: 6.63%
iShares Core MSCI EAFE ETF		28,412	1,919,231
iShares iBoxx $ High Yield Corporate Bond ETF		34,631	2,621,913
iShares Russell 1000 Growth ETF		6,380	1,855,687
			6,396,831
Stock funds: 1.63%
Allspring Emerging Markets Equity Fund Class R6♠		31,993	784,155
Allspring Emerging Markets Equity Income Fund Class R6♠		76,208	792,560
			1,576,715
Total investment companies (Cost $91,063,348)			95,153,184
Total investments in securities (Cost $91,063,348)	98.60%		95,153,184
Other assets and liabilities, net	1.40		1,347,049
Total net assets	100.00%		$96,500,233

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Moderate Balanced Fund

Portfolio of investments—November 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Conservative Income Fund Institutional Class	$14,563,862	$658,765	$(1,165,627)	$(14,566)	$71,880	$14,114,314
Allspring Emerging Markets Equity Fund Class R6	792,641	37,799	(69,371)	2,769	20,317	784,155
Allspring Emerging Markets Equity Income Fund Class R6	784,154	37,918	(55,630)	982	25,136	792,560
				$(10,815)	$117,333	$15,691,029

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Conservative Income Fund Institutional Class	1,427,130	$361,286
Allspring Emerging Markets Equity Fund Class R6	31,993	0
Allspring Emerging Markets Equity Income Fund Class R6	76,208	12,102
		$373,388
The accompanying notes are an integral part of these financial statements.
Allspring Moderate Balanced Fund | 11

Portfolio of investments—November 30, 2023 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring C&B Large Cap Value Portfolio	1.41%	1.40%	$162,079	$145,475	$32	$44,054	$2,415	$3,658,907
Allspring Core Bond Portfolio	0.18	0.18	(254,679)	27,824	174,073	0	7,574	8,106,262
Allspring Disciplined International Developed Markets Portfolio	2.18	2.23	15,171	95,343	104	29,961	1,529	2,867,977
Allspring Disciplined Large Cap Portfolio	3.75	3.77	377,649	371,263	296	59,469	2,958	7,950,516
Allspring Diversified Large Cap Growth Portfolio	4.40	4.49	964,468	(139,121)	64	29,581	2,078	5,618,202
Allspring Emerging Growth Portfolio	0.29	0.32	(34,949)	6,008	0	704	576	960,859
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.77	0.76	41,235	(19,122)	52	14,084	560	801,937
Allspring Factor Enhanced International Equity Portfolio	0.22	0.22	149,451	(109,982)	106	5,267	994	954,439
Allspring Large Company Value Portfolio	4.05	4.11	142,705	271,051	423	79,866	3,971	7,218,761
Allspring Managed Fixed Income Portfolio	7.84	7.98	(326,948)	(307,342)	552,423	0	7,971	27,788,425
Allspring Real Return Portfolio	2.03	1.82	(159,658)	77,925	91,085	7,743	2,526	4,276,877
Allspring Small Company Growth Portfolio	0.13	0.20	52,629	(26,523)	0	2,215	658	957,549
Allspring Small Company Value Portfolio	0.38	0.37	36,876	120,519	0	20,575	441	1,904,613
			$1,166,029	$513,318	$818,658	$293,519	$34,251	$73,065,324
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year Euro BUND Index	18	12-7-2023	$2,596,500	$2,591,959	$0	$(4,541)
TOPIX Index	21	12-7-2023	3,335,805	3,365,439	29,634	0
E-Mini NASDAQ 100 Index	13	12-15-2023	4,024,353	4,156,230	131,877	0
E-Mini Russell 1000 Growth Index	14	12-15-2023	1,985,401	2,051,280	65,879	0
E-Mini S&P 500 Index	2	12-15-2023	452,321	457,675	5,354	0
MSCI EAFE Index	9	12-15-2023	956,422	956,970	548	0
MSCI Emerging Markets Index	16	12-15-2023	790,579	789,680	0	(899)
Euro Futures	21	12-18-2023	2,883,398	2,860,463	0	(22,935)
Japanese Yen Futures	40	12-18-2023	3,451,631	3,381,750	0	(69,881)
10-Year U.S. Treasury Notes	62	3-19-2024	6,744,604	6,807,406	62,802	0
Short
2-Year Euro SCHATZ	(98)	12-7-2023	(11,246,350)	(11,241,740)	4,610	0
E-Mini Russell 1000 Value Index	(23)	12-15-2023	(1,793,907)	(1,781,695)	12,212	0
Euro STOXX 50 Index	(71)	12-15-2023	(3,240,267)	(3,393,520)	0	(153,253)
New Zealand Dollar Futures	(24)	12-18-2023	(1,413,848)	(1,478,520)	0	(64,672)
The accompanying notes are an integral part of these financial statements.
12 | Allspring Moderate Balanced Fund

Portfolio of investments—November 30, 2023 (unaudited)

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short (continued)
Swiss Franc Futures	(20)	12-18-2023	$(2,864,929)	$(2,861,000)	$3,929	$0
U.S. Dollar Futures	(23)	12-18-2023	(2,362,839)	(2,378,844)	0	(16,005)
					$316,845	$(332,186)
The accompanying notes are an integral part of these financial statements.
Allspring Moderate Balanced Fund | 13

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $68,929,336)	$73,065,324
Investments in unaffiliated securities, at value (cost $6,457,648)	6,396,831
Investments in affiliated Underlying Funds, at value (cost $15,676,364)	15,691,029
Cash	71,803
Cash at broker segregated for futures contracts	1,204,937
Receivable for Fund shares sold	262,140
Receivable for dividends	59,326
Receivable for daily variation margin on open futures contracts	33,920
Prepaid expenses and other assets	71,555
Total assets	96,856,865
Liabilities
Payable for daily variation margin on open futures contracts	143,119
Payable for Fund shares redeemed	88,058
Payable for investments purchased	61,436
Administration fees payable	12,234
Management fee payable	3,532
Distribution fee payable	2,216
Trustees’ fees and expenses payable	963
Accrued expenses and other liabilities	45,074
Total liabilities	356,632
Total net assets	$96,500,233
Net assets consist of
Paid-in capital	$91,352,991
Total distributable earnings	5,147,242
Total net assets	$96,500,233
Computation of net asset value and offering price per share
Net assets–Class A	$33,871,199
Shares outstanding–Class A1	1,750,305
Net asset value per share–Class A	$19.35
Maximum offering price per share – Class A2	$20.53
Net assets–Class C	$3,643,846
Shares outstanding–Class C1	195,078
Net asset value per share–Class C	$18.68
Net assets–Administrator Class	$15,826,826
Shares outstanding–Administrator Class[1]	805,460
Net asset value per share–Administrator Class	$19.65
Net assets–Institutional Class	$43,158,362
Shares outstanding–Institutional Class[1]	2,190,233
Net asset value per share–Institutional Class	$19.70
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Moderate Balanced Fund

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Interest allocated from affiliated Master Portfolios	$818,658
Dividends from affiliated Underlying Funds	373,388
Dividends allocated from affiliated Master Portfolios (net of foreign withholding taxes of $13,249)	293,519
Dividends from unaffiliated securities	119,905
Affiliated income allocated from affiliated Master Portfolios	34,251
Interest	28,375
Expenses allocated from affiliated Master Portfolios	(173,767)
Waivers allocated from affiliated Master Portfolios	17,467
Total investment income	1,511,796
Expenses
Management fee	145,132
Administration fees
Class A	33,970
Class C	4,077
Administrator Class	10,450
Institutional Class	27,907
Shareholder servicing fees
Class A	42,126
Class C	5,042
Administrator Class	17,705
Distribution fee
Class C	15,124
Custody and accounting fees	4,403
Professional fees	23,539
Registration fees	34,274
Shareholder report expenses	11,381
Trustees’ fees and expenses	12,075
Other fees and expenses	697
Total expenses	387,902
Less: Fee waivers and/or expense reimbursements
Fund-level	(106,424)
Administrator Class	(11,278)
Institutional Class	(4,381)
Net expenses	265,819
Net investment income	1,245,977
The accompanying notes are an integral part of these financial statements.
Allspring Moderate Balanced Fund | 15

Statement of operations—six months ended November 30, 2023 (unaudited)

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Investments allocated from affiliated Master Portfolios	$1,166,029
Affiliated Underlying Funds	(10,815)
Unaffiliated securities	(8,176)
Foreign currency and foreign currency translations	1,314
Futures contracts	631,180
Net realized gains on investments	1,779,532
Net change in unrealized gains (losses) on
Investments allocated from affiliated Master Portfolios	513,318
Affiliated Underlying Funds	117,333
Unaffiliated securities	164,161
Foreign currency and foreign currency translations	4
Futures contracts	(472,363)
Net change in unrealized gains (losses) on investments	322,453
Net realized and unrealized gains (losses) on investments	2,101,985
Net increase in net assets resulting from operations	$3,347,962
The accompanying notes are an integral part of these financial statements.
16 | Allspring Moderate Balanced Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)		Year ended May 31, 2023
Operations
Net investment income		$1,245,977		$2,142,255
Net realized gains (losses) on investments		1,779,532		(1,441,834)
Net change in unrealized gains (losses) on investments		322,453		(2,393,835)
Net increase (decrease) in net assets resulting from operations		3,347,962		(1,693,414)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(1,151,963)
Class C		0		(139,090)
Administrator Class		0		(700,211)
Institutional Class		0		(1,697,536)
Total distributions to shareholders		0		(3,688,800)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	107,305	2,033,030	310,013	5,806,889
Class C	12,106	222,842	56,696	1,025,542
Administrator Class	28,896	558,278	66,828	1,269,796
Institutional Class	66,834	1,291,701	241,134	4,600,528
		4,105,851		12,702,755
Reinvestment of distributions
Class A	0	0	60,007	1,110,556
Class C	0	0	7,711	139,090
Administrator Class	0	0	36,951	692,619
Institutional Class	0	0	90,222	1,697,536
		0		3,639,801
Payment for shares redeemed
Class A	(142,052)	(2,687,371)	(325,414)	(6,089,533)
Class C	(59,408)	(1,086,723)	(119,276)	(2,156,378)
Administrator Class	(86,149)	(1,671,068)	(465,681)	(9,020,334)
Institutional Class	(126,736)	(2,451,491)	(717,706)	(13,648,919)
		(7,896,653)		(30,915,164)
Net decrease in net assets resulting from capital share transactions		(3,790,802)		(14,572,608)
Total decrease in net assets		(442,840)		(19,954,822)
Net assets
Beginning of period		96,943,073		116,897,895
End of period		$96,500,233		$96,943,073
The accompanying notes are an integral part of these financial statements.
Allspring Moderate Balanced Fund | 17

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$18.71	$19.65	$23.45	$20.87	$20.35	$22.73
Net investment income	0.23 [1]	0.36 [1]	0.23	0.25	0.30	0.36 [1]
Net realized and unrealized gains (losses) on investments	0.41	(0.65)	(1.64)	3.62	0.86	0.11
Total from investment operations	0.64	(0.29)	(1.41)	3.87	1.16	0.47
Distributions to shareholders from
Net investment income	0.00	(0.33)	(0.20)	(0.24)	(0.35)	(0.42)
Net realized gains	0.00	(0.32)	(2.19)	(1.05)	(0.29)	(2.43)
Total distributions to shareholders	0.00	(0.65)	(2.39)	(1.29)	(0.64)	(2.85)
Net asset value, end of period	$19.35	$18.71	$19.65	$23.45	$20.87	$20.35
Total return[2]	3.42%	(1.38)%	(6.93)%	18.90%	5.65%	2.68%
Ratios to average net assets (annualized)*
Gross expenses	1.25%	1.27%	1.20%	1.24%	1.30%	1.31%
Net expenses	1.03%	1.04%	1.07%	1.09%	1.08%	1.12%
Net investment income	2.41%	1.91%	0.99%	0.93%	1.43%	1.65%
Supplemental data
Portfolio turnover rate[3]	47%	96%	110%	119%	119%	191%
Net assets, end of period (000s omitted)	$33,871	$33,393	$34,201	$39,005	$31,334	$30,132

*
Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2023 (unaudited)	0.32%
Year ended May 31, 2023	0.34%
Year ended May 31, 2022	0.33%
Year ended May 31, 2021	0.34%
Year ended May 31, 2020	0.37%
Year ended May 31, 2019	0.40%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
18 | Allspring Moderate Balanced Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$18.13	$19.04	$22.78	$20.30	$19.80	$22.20
Net investment income	0.15 [1]	0.21 [1]	0.05 [1]	0.04 [1]	0.09	0.12
Net realized and unrealized gains (losses) on investments	0.40	(0.62)	(1.58)	3.55	0.88	0.18
Total from investment operations	0.55	(0.41)	(1.53)	3.59	0.97	0.30
Distributions to shareholders from
Net investment income	0.00	(0.18)	(0.02)	(0.06)	(0.18)	(0.27)
Net realized gains	0.00	(0.32)	(2.19)	(1.05)	(0.29)	(2.43)
Total distributions to shareholders	0.00	(0.50)	(2.21)	(1.11)	(0.47)	(2.70)
Net asset value, end of period	$18.68	$18.13	$19.04	$22.78	$20.30	$19.80
Total return[2]	3.03%	(2.13)%	(7.60)%	18.01%	4.89%	1.90%
Ratios to average net assets (annualized)*
Gross expenses	2.00%	2.01%	1.94%	1.99%	2.05%	2.06%
Net expenses	1.78%	1.79%	1.83%	1.84%	1.84%	1.87%
Net investment income	1.66%	1.14%	0.23%	0.19%	0.69%	0.89%
Supplemental data
Portfolio turnover rate[3]	47%	96%	110%	119%	119%	191%
Net assets, end of period (000s omitted)	$3,644	$4,393	$5,658	$7,463	$7,935	$8,509

*
Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2023 (unaudited)	0.32%
Year ended May 31, 2023	0.34%
Year ended May 31, 2022	0.33%
Year ended May 31, 2021	0.34%
Year ended May 31, 2020	0.37%
Year ended May 31, 2019	0.40%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Allspring Moderate Balanced Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$18.97	$19.92	$23.73	$21.10	$20.56	$22.94
Net investment income	0.26 [1]	0.41 [1]	0.27 [1]	0.38	0.35 [1]	0.41 [1]
Net realized and unrealized gains (losses) on investments	0.42	(0.66)	(1.64)	3.59	0.88	0.12
Total from investment operations	0.68	(0.25)	(1.37)	3.97	1.23	0.53
Distributions to shareholders from
Net investment income	0.00	(0.38)	(0.25)	(0.29)	(0.40)	(0.48)
Net realized gains	0.00	(0.32)	(2.19)	(1.05)	(0.29)	(2.43)
Total distributions to shareholders	0.00	(0.70)	(2.44)	(1.34)	(0.69)	(2.91)
Net asset value, end of period	$19.65	$18.97	$19.92	$23.73	$21.10	$20.56
Total return[2]	3.58%	(1.17)%	(6.67)%	19.19%	5.94%	2.95%
Ratios to average net assets (annualized)*
Gross expenses	1.15%	1.14%	1.11%	1.17%	1.22%	1.23%
Net expenses	0.79%	0.79%	0.83%	0.84%	0.83%	0.87%
Net investment income	2.66%	2.14%	1.19%	1.21%	1.69%	1.88%
Supplemental data
Portfolio turnover rate[3]	47%	96%	110%	119%	119%	191%
Net assets, end of period (000s omitted)	$15,827	$16,368	$24,391	$72,033	$78,538	$78,209

*
Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2023 (unaudited)	0.32%
Year ended May 31, 2023	0.34%
Year ended May 31, 2022	0.33%
Year ended May 31, 2021	0.34%
Year ended May 31, 2020	0.37%
Year ended May 31, 2019	0.41%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
20 | Allspring Moderate Balanced Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Institutional Class		2023	2022	2021	2020	2019[1]
Net asset value, beginning of period	$19.02	$19.97	$23.78	$21.14	$20.60	$23.24
Net investment income	0.27 [2]	0.43 [2]	0.31 [2]	0.42	0.37 [2]	0.37 [2]
Net realized and unrealized gains (losses) on investments	0.41	(0.66)	(1.66)	3.58	0.88	(0.12)
Total from investment operations	0.68	(0.23)	(1.35)	4.00	1.25	0.25
Distributions to shareholders from
Net investment income	0.00	(0.40)	(0.27)	(0.31)	(0.42)	(0.46)
Net realized gains	0.00	(0.32)	(2.19)	(1.05)	(0.29)	(2.43)
Total distributions to shareholders	0.00	(0.72)	(2.46)	(1.36)	(0.71)	(2.89)
Net asset value, end of period	$19.70	$19.02	$19.97	$23.78	$21.14	$20.60
Total return[3]	3.58%	(1.04)%	(6.61)%	19.35%	6.02%	1.72%
Ratios to average net assets (annualized)*
Gross expenses	0.93%	0.93%	0.88%	0.91%	0.97%	0.98%
Net expenses	0.69%	0.69%	0.72%	0.74%	0.74%	0.75%
Net investment income	2.76%	2.25%	1.43%	1.27%	1.78%	2.15%
Supplemental data
Portfolio turnover rate[4]	47%	96%	110%	119%	119%	191%
Net assets, end of period (000s omitted)	$43,158	$42,789	$52,647	$18,028	$10,504	$8,871

*
Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2023 (unaudited)	0.32%
Year ended May 31, 2023	0.34%
Year ended May 31, 2022	0.33%
Year ended May 31, 2021	0.34%
Year ended May 31, 2020	0.37%
Year ended May 31, 2019[1]	0.38%

[1]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Allspring Moderate Balanced Fund | 21

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Moderate Balanced Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a fund-of-funds that invests in various affiliated mutual funds (“Underlying Funds”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated Underlying Funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investments in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Allspring Master Trust. The financial statements for all other affiliated Underlying Funds are also publicly available on the SEC website at sec.gov.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in
22 | Allspring Moderate Balanced Fund

Notes to financial statements (unaudited)
interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolios are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $91,288,750 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$9,640,471
Gross unrealized losses	(5,791,378)
Net unrealized gains	$3,849,093
As of May 31, 2023, the Fund had capital loss carryforwards which consisted of $2,429,656 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
Allspring Moderate Balanced Fund | 23

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$22,087,860	$0	$0	$22,087,860
Investments measured at net asset value*				73,065,324
	22,087,860	0	0	95,153,184
Futures contracts	316,845	0	0	316,845
Total assets	$22,404,705	$0	$0	$95,470,029
Liabilities
Futures contracts	$332,186	$0	$0	$332,186
Total liabilities	$332,186	$0	$0	$332,186

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of
Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $73,065,324. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
At November 30, 2023, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Large Company Value Portfolio	Seeks long-term capital appreciation
Allspring Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Growth Portfolio	Seeks long-term capital appreciation
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
24 | Allspring Moderate Balanced Fund

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.300%
Next $500 million	0.280
Next $2 billion	0.260
Next $2 billion	0.240
Next $5 billion	0.230
Over $10 billion	0.220
For the six months ended November 30, 2023, the management fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.
Allspring Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Prior to June 30, 2023, the class-level administration fee for Class A and Class C was 0.21% of its respective average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolios are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of November 30, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	1.14%
Class C	1.89
Administrator Class	0.90
Institutional Class	0.80
Prior to June 30, 2023, the Fund’s expenses were capped at 1.15% for Class A shares and 1.90% for Class C shares.
Allspring Moderate Balanced Fund | 25

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2023, Allspring Funds Distributor received $530 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing in various affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio at the end of the period by the corresponding affiliated Master Portfolio’s purchases and sales. Purchase and sales in affiliated Underlying Funds and unaffiliated securities in which the Fund invests are actual purchases and sales of those investments. Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2023 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$10,906,962	$32,769,043	$10,706,446	$39,140,721
6.
DERIVATIVE TRANSACTIONS
During the six months ended November 30, 2023, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with its asset allocation strategy. The Fund had an average notional amount of $28,223,214 in long futures contracts and $27,231,295 in short futures contracts during the six months ended November 30, 2023.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of November 30, 2023 by primary risk type on the Statement of Assets and Liabilities was as follows for the Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$67,412 *	$245,504 *	$3,929 *	$316,845
Liability derivatives
Futures contracts	$4,541 *	$154,152 *	$173,493 *	$332,186

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of November 30, 2023 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2023 was as follows:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Net realized gains (losses) on derivatives
Futures contracts	$160,255	$717,782	$(246,857)	$631,180
Net change in unrealized gains (losses) on derivatives
Futures contracts	$50,659	$(502,558)	$(20,464)	$(472,363)
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption
26 | Allspring Moderate Balanced Fund

Notes to financial statements (unaudited)
requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
REORGANIZATION
At a regular meeting of the Board of Trustees held on November 13-15, 2023, the Trustees of the Fund approved the merger of the Fund into Allspring Spectrum Moderate Growth Fund. Allspring Spectrum Moderate Growth Fund will acquire the assets and assume the liabilities of the Fund in exchange for shares of Allspring Spectrum Moderate Growth Fund. Information on the merger will be mailed to shareholders in January 2024. The merger is scheduled to take place in February 2024.
Allspring Moderate Balanced Fund | 27

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

28 | Allspring Moderate Balanced Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Moderate Balanced Fund | 29

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

30 | Allspring Moderate Balanced Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Moderate Balanced Fund | 31

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-12052023-vwa5shze 01-24
SAR1854 11-23

Allspring Real Return Fund
Semi-Annual Report
November 30, 2023

The views expressed and any forward-looking statements are as of November 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Real Return Fund  | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Real Return Fund for the six-month period that ended November 30, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 10.17%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.07% while the MSCI EM Index (Net) (USD)3 returned 4.60%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -0.80%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 0.63%, the Bloomberg Municipal Bond Index6 returned 2.29%, and the ICE BofA U.S. High Yield Index7 returned 5.53%.
Affected by high inflation and central bank rate hikes, markets were volatile.
The six-month period began in June with the Federal Reserve’s (Fed’s) first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)8, while continuing to decline, remained stubbornly high in June at 4.8%—well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls continuing to grow in June, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a good month for stocks, while bonds had more muted but positive monthly returns overall. More volatile sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Core Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring Real Return Fund

Letter to shareholders (unaudited)
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI1 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index2 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its November meeting.
1
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Real Return Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Real Return Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring Real Return Fund | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks returns that exceed the rate of inflation over the long-term.
Manager	Allspring Funds Management, LLC
Subadvisers for the affiliated master portfolio*	Allspring Global Investments, LLC Allspring Global Investments (UK) Limited†
Portfolio managers	Kandarp R. Acharya, CFA, FRM††, Rushabh Amin†††, Petros N. Bocray, CFA, FRM, Travis L. Keshemberg, CFA, CIPM, FRM, Matthias Scheiber, CFA†††

Average annual total returns (%) as of November 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (IPBAX)	2-28-2003	-3.79	2.06	1.78	0.74	3.00	2.25	1.08	0.77
Class C (IPBCX)	2-28-2003	-1.05	2.25	1.62	-0.05	2.25	1.62	1.83	1.52
Class R6 (IPBJX)[3]	10-31-2016	–	–	–	1.13	3.42	2.61	0.71	0.40
Administrator Class (IPBIX)	2-28-2003	–	–	–	0.99	3.22	2.47	1.03	0.60
Institutional Class (IPBNX)[4]	10-31-2016	–	–	–	1.07	3.36	2.57	0.76	0.45
Russell 3000® Index[5]	–	–	–	–	12.61	11.77	11.19	–	–
Bloomberg U.S. Aggregate Bond Index[6]	–	–	–	–	1.18	0.71	1.37	–	–
Real Return Blended Index[7]	–	–	–	–	5.77	6.28	5.82	–	–
Russell 1000® Index[8]	–	–	–	–	13.57	12.25	11.56	–	–
Bloomberg U.S. TIPS Index[9]	–	–	–	–	0.14	2.72	2.00	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through September 30, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.77% for Class A, 1.52% for Class C, 0.40% for Class R6, 0.60% for Administrator Class and 0.45% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers)
as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the
Class R6 expenses. If these expenses had been included, returns for the Class R6 shares would be higher.

[4]
Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

*
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

†	Allspring Global Investments (UK) Limited became a subadviser effective December 1, 2023.
††	Mr. Acharya has announced his intention to retire from Allspring Global Investments, LLC on February 15, 2024 but will continue to serve as a portfolio manager of the Fund until that date.
†††	Mr. Amin and Mr. Scheiber became portfolio managers of the Fund on December 1, 2023.
CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Real Return Fund

Performance highlights (unaudited)
Footnotes continued from previous page
[5]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[6]
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.–dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[7]
Source:  Allspring Funds Management, LLC. The Real Return Blended Index is composed 40% of the Russell 1000® Index, 35% of the Bloomberg U.S. Treasury Inflation
Protected Securities (TIPS) Index and 25% of the Bloomberg U.S. Aggregate Bond Index. You cannot invest directly in an index.

[8]
The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[9]	The Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index is an index of inflation-indexed-linked U.S. Treasury securities. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. This fund is exposed to mortgage- and asset-backed securities risk and small-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Real Return Fund  | 7

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2023[1]
TIPS, 0.13%, 4-15-2026	1.99
TIPS, 0.13%, 1-15-2030	1.88
TIPS, 1.63%, 10-15-2027	1.77
TIPS, 0.13%, 7-15-2026	1.74
TIPS, 1.38%, 7-15-2033	1.71
TIPS, 0.13%, 7-15-2030	1.69
TIPS, 0.63%, 1-15-2026	1.65
TIPS, 2.38%, 1-15-2025	1.51
TIPS, 0.88%, 1-15-2029	1.32
TIPS, 0.25%, 7-15-2029	0.95

[1]
Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio allocation as of November 30, 2023[1]

[1]
Figures represent the portfolio allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. Allocations are subject to change and may have changed since the date specified.

8 | Allspring Real Return Fund

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2023 to November 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2023	Ending account value 11-30-2023	Expenses paid during the period[1], [2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$1,001.30	$3.85	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.15	$3.89	0.77%
Class C
Actual	$1,000.00	$998.10	$7.59	1.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.67	1.52%
Class R6
Actual	$1,000.00	$1,003.20	$2.00	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.02	0.40%
Administrator Class
Actual	$1,000.00	$1,002.50	$3.00	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.03	0.60%
Institutional Class
Actual	$1,000.00	$1,004.00	$2.25	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	$2.28	0.45%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

Allspring Real Return Fund | 9

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

		Value
Investment companies: 99.83%
Affiliated master portfolio: 99.83%
Allspring Real Return Portfolio		$73,613,238
Total investment companies (Cost $76,276,139)		73,613,238
Total investments in securities (Cost $76,276,139)	99.83%	73,613,238
Other assets and liabilities, net	0.17	126,135
Total net assets	100.00%	$73,739,373
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Value, end of period
Allspring Real Return Portfolio	37.67%	31.25%	$(2,760,498)	$1,551,040	$1,577,761	$131,163	$43,548	$73,613,238
The accompanying notes are an integral part of these financial statements.
10 | Allspring Real Return Fund

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $76,276,139)	$73,613,238
Receivable for Fund shares sold	99,937
Receivable from manager	21,767
Prepaid expenses and other assets	74,477
Total assets	73,809,419
Liabilities
Payable for Fund shares redeemed	40,265
Professional fees payable	8,402
Shareholder report expenses payable	7,455
Administration fees payable	4,534
Shareholder servicing fees payable	4,197
Trustees’ fees and expenses payable	963
Distribution fee payable	475
Accrued expenses and other liabilities	3,755
Total liabilities	70,046
Total net assets	$73,739,373
Net assets consist of
Paid-in capital	$80,437,753
Total distributable loss	(6,698,380)
Total net assets	$73,739,373
Computation of net asset value and offering price per share
Net assets–Class A	$11,580,167
Shares outstanding–Class A1	1,231,546
Net asset value per share–Class A	$9.40
Maximum offering price per share – Class A2	$9.85
Net assets–Class C	$719,132
Shares outstanding–Class C1	77,995
Net asset value per share–Class C	$9.22
Net assets–Class R6	$27,961,702
Shares outstanding–Class R6[1]	2,937,137
Net asset value per share–Class R6	$9.52
Net assets–Administrator Class	$8,865,930
Shares outstanding–Administrator Class[1]	921,849
Net asset value per share–Administrator Class	$9.62
Net assets–Institutional Class	$24,612,442
Shares outstanding–Institutional Class[1]	2,586,447
Net asset value per share–Institutional Class	$9.52
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Real Return Fund | 11

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Interest allocated from affiliated Master Portfolio	$1,577,761
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $1,872)	131,163
Affiliated income allocated from affiliated Master Portfolio	43,548
Expenses allocated from affiliated Master Portfolio	(164,473)
Waivers allocated from affiliated Master Portfolio	22,998
Total investment income	1,610,997
Expenses
Management fee	18,203
Administration fees
Class A	9,289
Class C	809
Class R6	3,022
Administrator Class	5,431
Institutional Class	11,395
Shareholder servicing fees
Class A	15,311
Class C	1,329
Administrator Class	13,152
Distribution fee
Class C	3,980
Custody and accounting fees	1,057
Professional fees	21,709
Registration fees	37,352
Shareholder report expenses	12,640
Trustees’ fees and expenses	12,075
Other fees and expenses	3,114
Total expenses	169,868
Less: Fee waivers and/or expense reimbursements
Fund-level	(113,008)
Administrator Class	(5,998)
Net expenses	50,862
Net investment income	1,560,135
Realized and unrealized gains (losses) on investments
Net realized losses on investments allocated from affiliated Master Portfolio	(2,760,498)
Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	1,551,040
Net realized and unrealized gains (losses) on investments	(1,209,458)
Net increase in net assets resulting from operations	$350,677
The accompanying notes are an integral part of these financial statements.
12 | Allspring Real Return Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)		Year ended May 31, 2023
Operations
Net investment income		$1,560,135		$3,546,810
Net realized losses on investments		(2,760,498)		(569,850)
Net change in unrealized gains (losses) on investments		1,551,040		(5,808,663)
Net increase (decrease) in net assets resulting from operations		350,677		(2,831,703)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(272,498)		(686,543)
Class C		(18,204)		(58,742)
Class R6		(495,651)		(631,554)
Administrator Class		(230,269)		(629,068)
Institutional Class		(664,419)		(1,775,616)
Total distributions to shareholders		(1,681,041)		(3,781,523)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	110,221	1,044,841	216,818	2,123,638
Class C	2,635	24,955	20,544	198,706
Class R6	1,595,838	15,080,109	737,592	7,332,284
Administrator Class	115,611	1,111,139	314,479	3,161,931
Institutional Class	151,272	1,447,574	1,603,544	15,812,126
		18,708,618		28,628,685
Reinvestment of distributions
Class A	22,714	214,121	58,661	574,829
Class C	1,965	18,204	6,058	58,298
Class R6	52,101	495,651	63,670	631,451
Administrator Class	22,815	220,356	60,525	604,578
Institutional Class	69,566	664,403	179,364	1,775,461
		1,612,735		3,644,617
Payment for shares redeemed
Class A	(241,067)	(2,273,245)	(646,932)	(6,291,558)
Class C	(73,237)	(680,111)	(48,172)	(457,734)
Class R6	(336,509)	(3,172,219)	(539,506)	(5,392,372)
Administrator Class	(565,390)	(5,451,164)	(472,903)	(4,663,703)
Institutional Class	(1,394,807)	(13,465,295)	(2,205,751)	(21,830,616)
		(25,042,034)		(38,635,983)
Net decrease in net assets resulting from capital share transactions		(4,720,681)		(6,362,681)
Total decrease in net assets		(6,051,045)		(12,975,907)
Net assets
Beginning of period		79,790,418		92,766,325
End of period		$73,739,373		$79,790,418
The accompanying notes are an integral part of these financial statements.
Allspring Real Return Fund | 13

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.60	$10.35	$10.93	$10.22	$9.89	$9.87
Net investment income	0.19 [1]	0.40 [1]	0.56 [1]	0.22	0.12	0.15
Net realized and unrealized gains (losses) on investments	(0.18)	(0.72)	(0.60)	0.70	0.42	0.09
Total from investment operations	0.01	(0.32)	(0.04)	0.92	0.54	0.24
Distributions to shareholders from
Net investment income	(0.21)	(0.43)	(0.54)	(0.21)	(0.21)	(0.19)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.03)
Total distributions to shareholders	(0.21)	(0.43)	(0.54)	(0.21)	(0.21)	(0.22)
Net asset value, end of period	$9.40	$9.60	$10.35	$10.93	$10.22	$9.89
Total return[2]	0.13%	(3.10)%	(0.52)%	9.10%	5.48%	2.56%
Ratios to average net assets (annualized)*
Gross expenses	1.08%	1.09%	1.07%	1.29%	1.43%	1.16%
Net expenses	0.77%	0.78%	0.78%	0.78%	0.78%	0.77%
Net investment income	4.04%	4.12%	5.13%	2.09%	1.79%	1.95%
Supplemental data
Portfolio turnover rate[3]	34%	22%	31%	20%	24%	39%
Net assets, end of period (000s omitted)	$11,580	$12,861	$17,713	$13,825	$13,196	$17,716

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.39%
Year ended May 31, 2023	0.39%
Year ended May 31, 2022	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
14 | Allspring Real Return Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.41	$10.16	$10.74	$10.06	$9.73	$9.73
Net investment income	0.15 [1]	0.32 [1]	0.47 [1]	0.12 [1]	0.11 [1]	0.10 [1]
Net realized and unrealized gains (losses) on investments	(0.17)	(0.71)	(0.59)	0.71	0.35	0.07
Total from investment operations	(0.02)	(0.39)	(0.12)	0.83	0.46	0.17
Distributions to shareholders from
Net investment income	(0.17)	(0.36)	(0.46)	(0.15)	(0.13)	(0.14)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.03)
Total distributions to shareholders	(0.17)	(0.36)	(0.46)	(0.15)	(0.13)	(0.17)
Net asset value, end of period	$9.22	$9.41	$10.16	$10.74	$10.06	$9.73
Total return[2]	(0.19)%	(3.89)%	(1.26)%	8.27%	4.77%	1.79%
Ratios to average net assets (annualized)*
Gross expenses	1.83%	1.84%	1.81%	2.06%	2.18%	1.91%
Net expenses	1.52%	1.53%	1.53%	1.53%	1.53%	1.52%
Net investment income	3.33%	3.32%	4.42%	1.17%	1.09%	1.08%
Supplemental data
Portfolio turnover rate[3]	34%	22%	31%	20%	24%	39%
Net assets, end of period (000s omitted)	$719	$1,380	$1,709	$1,195	$1,714	$2,553

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.39%
Year ended May 31, 2023	0.39%
Year ended May 31, 2022	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Real Return Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.72	$10.47	$11.05	$10.33	$9.99	$9.96
Net investment income	0.21 [1]	0.46 [1]	0.63 [1]	0.29	0.22	0.23 [1]
Net realized and unrealized gains (losses) on investments	(0.18)	(0.74)	(0.63)	0.69	0.37	0.06
Total from investment operations	0.03	(0.28)	0.00	0.98	0.59	0.29
Distributions to shareholders from
Net investment income	(0.23)	(0.47)	(0.58)	(0.26)	(0.25)	(0.23)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.03)
Total distributions to shareholders	(0.23)	(0.47)	(0.58)	(0.26)	(0.25)	(0.26)
Net asset value, end of period	$9.52	$9.72	$10.47	$11.05	$10.33	$9.99
Total return[2]	0.32%	(2.68)%	(0.15)%	9.52%	5.94%	2.99%
Ratios to average net assets (annualized)*
Gross expenses	0.71%	0.71%	0.68%	0.85%	1.05%	0.82%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.39%
Net investment income	4.38%	4.68%	5.68%	2.70%	2.08%	2.34%
Supplemental data
Portfolio turnover rate[3]	34%	22%	31%	20%	24%	39%
Net assets, end of period (000s omitted)	$27,962	$15,796	$14,282	$36,202	$18,224	$14,358

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.39%
Year ended May 31, 2023	0.39%
Year ended May 31, 2022	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
16 | Allspring Real Return Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.81	$10.55	$11.12	$10.38	$10.03	$9.99
Net investment income	0.20 [1]	0.42 [1]	0.60 [1]	0.25 [1]	0.20 [1]	0.21 [1]
Net realized and unrealized gains (losses) on investments	(0.18)	(0.72)	(0.63)	0.71	0.36	0.06
Total from investment operations	0.02	(0.30)	(0.03)	0.96	0.56	0.27
Distributions to shareholders from
Net investment income	(0.21)	(0.44)	(0.54)	(0.22)	(0.21)	(0.20)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.03)
Total distributions to shareholders	(0.21)	(0.44)	(0.54)	(0.22)	(0.21)	(0.23)
Net asset value, end of period	$9.62	$9.81	$10.55	$11.12	$10.38	$10.03
Total return[2]	0.25%	(2.87)%	(0.36)%	9.31%	5.67%	2.78%
Ratios to average net assets (annualized)*
Gross expenses	1.02%	1.02%	0.99%	1.23%	1.37%	1.10%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.59%
Net investment income	4.23%	4.24%	5.42%	2.26%	1.92%	2.15%
Supplemental data
Portfolio turnover rate[3]	34%	22%	31%	20%	24%	39%
Net assets, end of period (000s omitted)	$8,866	$13,227	$15,267	$13,203	$13,544	$13,562

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.39%
Year ended May 31, 2023	0.39%
Year ended May 31, 2022	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Real Return Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.71	$10.47	$11.05	$10.33	$9.99	$9.97
Net investment income	0.21 [1]	0.44 [1]	0.63 [1]	0.26	0.21	0.22
Net realized and unrealized gains (losses) on investments	(0.17)	(0.74)	(0.64)	0.71	0.37	0.05
Total from investment operations	0.04	(0.30)	(0.01)	0.97	0.58	0.27
Distributions to shareholders from
Net investment income	(0.23)	(0.46)	(0.57)	(0.25)	(0.24)	(0.22)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.03)
Total distributions to shareholders	(0.23)	(0.46)	(0.57)	(0.25)	(0.24)	(0.25)
Net asset value, end of period	$9.52	$9.71	$10.47	$11.05	$10.33	$9.99
Total return[2]	0.40%	(2.83)%	(0.19)%	9.46%	5.88%	2.84%
Ratios to average net assets (annualized)*
Gross expenses	0.76%	0.76%	0.74%	0.95%	1.10%	0.84%
Net expenses	0.45%	0.45%	0.45%	0.45%	0.45%	0.44%
Net investment income	4.38%	4.42%	5.76%	2.37%	2.09%	2.20%
Supplemental data
Portfolio turnover rate[3]	34%	22%	31%	20%	24%	39%
Net assets, end of period (000s omitted)	$24,612	$36,525	$43,796	$10,787	$10,587	$11,094

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.39%
Year ended May 31, 2023	0.39%
Year ended May 31, 2022	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
18 | Allspring Real Return Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Real Return Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Real Return Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of November 30, 2023, the Fund owned 31.25% of Allspring Real Return Portfolio.  The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2023 are included in this report and should be read in conjunction with the Fund’s financial statements.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring Real Return Fund | 19

Notes to financial statements (unaudited)
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $76,321,262 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$0
Gross unrealized losses	(2,708,024)
Net unrealized losses	$(2,708,024)
As of May 31, 2023, the Fund had capital loss carryforwards which consist of $1,240,076 in short-term capital losses and $151,059 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
At November 30, 2023, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term	$73,613,238
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended November 30, 2023, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Prior to June 30, 2023, the class-level administration fee for Class A and Class C was 0.16% of its respective average daily net assets.
20 | Allspring Real Return Fund

Notes to financial statements (unaudited)
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of November 30, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.77%
Class C	1.52
Class R6	0.40
Administrator Class	0.60
Institutional Class	0.45
Prior to June 30, 2023, the Fund’s expenses were capped at 0.78% for Class A shares and 1.53% for Class C shares.
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2023, Allspring Funds Distributor received $1,189 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in a single affiliated Master Portfolio.  Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio at the end of the period by the affiliated Master Portfolio’s purchases and sales.  Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2023 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$5,703,465	$15,681,873	$37,765,614	$11,761,532
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without
Allspring Real Return Fund | 21

Notes to financial statements (unaudited)
the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
22 | Allspring Real Return Fund

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 6.37%
Materials: 1.30%
Metals & mining: 1.30%
Agnico Eagle Mines Ltd.	2,401	$128,901
Agnico Eagle Mines Ltd.-U.S. Exchange Traded Shares	3,900	209,430
Alamos Gold, Inc. Class A	12,000	177,840
Anglogold Ashanti PLC	2,900	55,825
Artemis Gold, Inc.†	10,000	50,039
B2Gold Corp.	40,000	135,009
Barrick Gold Corp.	12,356	217,342
Centerra Gold, Inc.	4,500	27,558
Dundee Precious Metals, Inc.	9,800	72,365
Endeavour Mining plc	7,980	187,187
Evolution Mining Ltd.	5,000	13,512
Franco-Nevada Corp.	1,300	145,601
Gold Fields Ltd. ADR	12,000	183,480
Kinross Gold Corp.	28,000	165,076
Lundin Gold, Inc.	11,000	132,135
MAG Silver Corp.†	3,500	41,733
Newmont Corp.	3,000	119,371
Newmont Corp.	4,800	192,912
Northern Star Resources Ltd.	14,000	117,759
OceanaGold Corp.	14,000	24,555
Osisko Gold Royalties Ltd.	1,500	21,976
Osisko Mining, Inc.†	4,000	8,401
Pan American Silver Corp.	479	7,505
Pan American Silver Corp.-U.S. Exchange Traded Shares	4,500	70,470
Royal Gold, Inc.	1,500	182,700
SilverCrest Metals, Inc.†	4,000	26,029
SSR Mining, Inc.-U.S. Exchange Traded Shares	4,000	47,200
Torex Gold Resources, Inc.†	5,000	53,797
Triple Flag Precious Metals Corp.	2,000	27,916
Wheaton Precious Metals Corp.	4,600	224,924
		3,068,548
Real estate: 5.07%
Health care REITs: 0.32%
Welltower, Inc.	8,385	747,104
Industrial REITs : 0.76%
Prologis, Inc.	11,261	1,294,227
Terreno Realty Corp.	8,552	488,404
		1,782,631
Office REITs : 0.17%
Alexandria Real Estate Equities, Inc.	3,661	400,513
Residential REITs : 1.12%
American Homes 4 Rent Class A	12,635	458,272
Apartment Income REIT Corp.	10,892	338,959
The accompanying notes are an integral part of these financial statements.
Allspring Real Return Portfolio | 23

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Residential REITs (continued)
Camden Property Trust	3,392	$306,162
Invitation Homes, Inc.	13,339	444,989
Mid-America Apartment Communities, Inc.	2,628	327,133
Sun Communities, Inc.	5,912	764,658
		2,640,173
Retail REITs : 0.28%
Federal Realty Investment Trust	3,150	301,109
Simon Property Group, Inc.	2,980	372,172
		673,281
Specialized REITs : 2.42%
American Tower Corp.	6,844	1,428,890
Equinix, Inc.	1,789	1,458,053
Extra Space Storage, Inc.	5,010	652,152
Four Corners Property Trust, Inc.	18,984	436,442
Gaming & Leisure Properties, Inc.	7,593	354,821
SBA Communications Corp.	3,509	866,583
VICI Properties, Inc.	16,562	495,038
		5,691,979
Total common stocks (Cost $11,747,712)		15,004,229

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 7.38%
Basic materials: 0.08%
Iron/steel: 0.08%
Cleveland-Cliffs, Inc.144A	6.75%	3-15-2026	$195,000	195,265
Communications: 0.48%
Internet: 0.09%
Arches Buyer, Inc.144A	4.25	6-1-2028	250,000	217,822
Media: 0.39%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	300,000	285,437
Gray Television, Inc.144A	5.88	7-15-2026	230,000	215,050
Sirius XM Radio, Inc.144A	5.00	8-1-2027	437,000	415,189
				915,676
Consumer, cyclical: 2.62%
Airlines: 0.42%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	280,833	276,469
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class A	3.90	7-15-2027	159,845	136,545
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	5.75	1-20-2026	327,000	260,124
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	142,500	141,715
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.144A	8.00	9-20-2025	255,000	187,130
				1,001,983
The accompanying notes are an integral part of these financial statements.
24 | Allspring Real Return Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Apparel: 0.13%
Hanesbrands, Inc.144A	4.88%	5-15-2026	$200,000	$188,458
Michael Kors USA, Inc.144A	4.25	11-1-2024	110,000	107,666
				296,124
Auto manufacturers: 0.08%
Ford Motor Credit Co. LLC	4.13	8-17-2027	200,000	184,824
Auto parts & equipment: 0.09%
Adient Global Holdings Ltd.144A	4.88	8-15-2026	220,000	211,805
Distribution/wholesale: 0.14%
G-III Apparel Group Ltd.144A	7.88	8-15-2025	330,000	328,233
Entertainment: 0.93%
CCM Merger, Inc.144A	6.38	5-1-2026	145,000	139,213
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op144A	5.50	5-1-2025	375,000	373,401
Churchill Downs, Inc.144A	5.50	4-1-2027	360,000	347,374
Cinemark USA, Inc.144A	5.88	3-15-2026	105,000	101,870
Cinemark USA, Inc.144A	8.75	5-1-2025	252,000	253,890
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	335,000	334,902
SeaWorld Parks & Entertainment, Inc.144A	8.75	5-1-2025	250,000	252,866
Six Flags Theme Parks, Inc.144A	7.00	7-1-2025	380,000	381,315
				2,184,831
Home builders: 0.23%
Tri Pointe Group, Inc./Tri Pointe Homes, Inc.	5.88	6-15-2024	535,000	530,987
Housewares: 0.20%
Newell Brands, Inc.	5.20	4-1-2026	490,000	473,021
Leisure time: 0.23%
Carnival Holdings Bermuda Ltd.144A	10.38	5-1-2028	180,000	195,732
NCL Corp. Ltd.144A	8.13	1-15-2029	45,000	45,822
NCL Corp. Ltd.144A	8.38	2-1-2028	295,000	305,161
				546,715
Retail: 0.17%
Bath & Body Works, Inc.144A	9.38	7-1-2025	294,000	307,205
Dave & Buster’s, Inc.144A	7.63	11-1-2025	100,000	100,277
				407,482
Consumer, non-cyclical: 0.88%
Commercial services: 0.64%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.63	7-15-2026	155,000	150,611
CoreCivic, Inc.	8.25	4-15-2026	790,000	805,725
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	5.75	4-15-2026	320,000	316,503
Sabre Global, Inc.144A	11.25	12-15-2027	265,000	240,110
				1,512,949
The accompanying notes are an integral part of these financial statements.
Allspring Real Return Portfolio | 25

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Food: 0.24%
B&G Foods, Inc.144A	8.00%	9-15-2028	$195,000	$199,291
Performance Food Group, Inc.144A	6.88	5-1-2025	355,000	355,186
				554,477
Energy: 1.06%
Energy-alternate sources: 0.04%
TerraForm Power Operating LLC144A	5.00	1-31-2028	100,000	94,750
Oil & gas: 0.33%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	145,000	145,725
Antero Resources Corp.144A	8.38	7-15-2026	390,000	402,658
Nabors Industries, Inc.144A	7.38	5-15-2027	140,000	135,362
Range Resources Corp.	8.25	1-15-2029	90,000	93,268
				777,013
Oil & gas services: 0.20%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.88	4-1-2027	30,000	29,726
Oceaneering International, Inc.144A	6.00	2-1-2028	325,000	315,113
USA Compression Partners LP/USA Compression Finance Corp.	6.88	4-1-2026	130,000	129,266
				474,105
Pipelines: 0.49%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	7.88	5-15-2026	105,000	107,060
Buckeye Partners LP144A	4.13	3-1-2025	35,000	34,091
EQM Midstream Partners LP	4.00	8-1-2024	65,000	63,636
Hess Midstream Operations LP144A	5.63	2-15-2026	225,000	222,188
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	3-1-2027	360,000	346,230
Venture Global LNG, Inc.144A	8.13	6-1-2028	380,000	376,757
				1,149,962
Financial: 0.96%
Diversified financial services: 0.60%
Enact Holdings, Inc.144A	6.50	8-15-2025	405,000	400,034
Nationstar Mortgage Holdings, Inc.144A	6.00	1-15-2027	215,000	207,475
OneMain Finance Corp.	3.50	1-15-2027	120,000	107,229
OneMain Finance Corp.	6.13	3-15-2024	237,000	236,650
PRA Group, Inc.144A	7.38	9-1-2025	145,000	139,287
United Wholesale Mortgage LLC144A	5.50	11-15-2025	325,000	315,957
				1,406,632
REITS: 0.36%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	475,000	458,912
MPT Operating Partnership LP/MPT Finance Corp.	5.25	8-1-2026	107,000	93,105
Service Properties Trust	4.35	10-1-2024	95,000	94,895
Service Properties Trust	7.50	9-15-2025	210,000	210,852
				857,764
The accompanying notes are an integral part of these financial statements.
26 | Allspring Real Return Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial: 1.03%
Aerospace/defense: 0.28%
TransDigm, Inc.144A	6.25%	3-15-2026	$670,000	$665,377
Electrical components & equipment: 0.25%
WESCO Distribution, Inc.144A	7.13	6-15-2025	575,000	575,818
Machinery-diversified: 0.08%
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	200,000	190,018
Packaging & containers: 0.21%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	305,000	296,002
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.144A	5.25	4-30-2025	200,000	194,897
				490,899
Trucking & leasing: 0.21%
Fortress Transportation & Infrastructure Investors LLC144A	6.50	10-1-2025	505,000	501,614
Utilities: 0.27%
Electric: 0.27%
NSG Holdings LLC/NSG Holdings, Inc.144A	7.75	12-15-2025	231,502	231,178
Vistra Operations Co. LLC144A	5.63	2-15-2027	412,000	400,757
				631,935
Total corporate bonds and notes (Cost $17,727,322)				17,378,081
Loans: 0.51%
Communications: 0.05%
Media: 0.05%
DirecTV Financing LLC (U.S. SOFR 1 Month+5.00%)±	10.46	8-2-2027	121,721	119,601
Consumer, cyclical: 0.25%
Airlines: 0.13%
Mileage Plus Holdings LLC (U.S. SOFR 3 Month+5.25%)±	10.80	6-21-2027	127,500	131,277
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	9.17	10-20-2027	172,000	175,591
				306,868
Entertainment: 0.06%
SeaWorld Parks & Entertainment, Inc. (U.S. SOFR 1 Month+3.00%)±	8.46	8-25-2028	146,617	146,397
Leisure time: 0.06%
Carnival Corp. (U.S. SOFR 1 Month+3.00%)±	8.32	8-8-2027	149,625	148,627
Consumer, non-cyclical: 0.06%
Commercial services: 0.06%
Geo Group, Inc. (U.S. SOFR 1 Month+7.13%)±	12.47	3-23-2027	130,542	132,540
Energy: 0.06%
Pipelines: 0.06%
GIP II Blue Holding LP (U.S. SOFR 1 Month+4.50%)±	9.96	9-29-2028	132,501	132,629
The accompanying notes are an integral part of these financial statements.
Allspring Real Return Portfolio | 27

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 0.04%
Insurance: 0.04%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.71%	12-23-2026	$104,320	$102,796
Utilities: 0.05%
Electric: 0.05%
Constellation Renewables LLC (U.S. SOFR 3 Month+2.50%)±	8.15	12-15-2027	114,242	113,892
Total loans (Cost $1,207,265)				1,203,350
U.S. Treasury securities: 19.81%
TIPS	0.13	4-15-2025	113,192	108,474
TIPS	0.13	4-15-2026	4,975,852	4,688,510
TIPS	0.13	7-15-2026	4,359,010	4,109,502
TIPS	0.13	4-15-2027	11,511	10,661
TIPS	0.13	1-15-2030	5,024,040	4,435,743
TIPS	0.13	7-15-2030	4,537,399	3,987,594
TIPS	0.13	1-15-2031	496,553	430,343
TIPS	0.25	7-15-2029	2,472,514	2,229,585
TIPS	0.25	2-15-2050	191,533	116,351
TIPS	0.63	1-15-2026	4,060,577	3,887,791
TIPS	0.88	1-15-2029	3,315,272	3,104,787
TIPS	1.00	2-15-2048	1,429,017	1,084,378
TIPS	1.00	2-15-2049	1,486,006	1,122,457
TIPS	1.38	7-15-2033	4,311,804	4,037,095
TIPS	1.38	2-15-2044	1,426,183	1,209,456
TIPS	1.50	2-15-2053	1,237,255	1,050,435
TIPS	1.63	10-15-2027	4,275,238	4,178,335
TIPS	2.13	2-15-2040	1,366,954	1,346,102
TIPS	2.13	2-15-2041	1,890,223	1,860,393
TIPS	2.38	1-15-2025	3,592,006	3,550,614
TIPS	3.88	4-15-2029	112,327	121,506
Total U.S. Treasury securities (Cost $51,827,923)				46,670,112
Yankee corporate bonds and notes: 1.24%
Consumer, cyclical: 0.50%
Airlines: 0.22%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	475,000	504,688
Leisure time: 0.28%
Carnival Corp.144A	7.63	3-1-2026	200,000	201,104
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	485,000	466,623
				667,727
Consumer, non-cyclical: 0.16%
Pharmaceuticals: 0.16%
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	379,000	377,770
The accompanying notes are an integral part of these financial statements.
28 | Allspring Real Return Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 0.24%
Pipelines: 0.24%
Northriver Midstream Finance LP144A	5.63%	2-15-2026	$580,000	$564,050
Financial: 0.10%
Diversified financial services: 0.10%
Macquarie Airfinance Holdings Ltd.144A	8.38	5-1-2028	225,000	230,670
Industrial: 0.04%
Aerospace/defense: 0.04%
Bombardier, Inc.144A	7.13	6-15-2026	101,000	100,991
Utilities: 0.20%
Electric: 0.20%
Drax Finco PLC144A	6.63	11-1-2025	485,000	479,229
Total yankee corporate bonds and notes (Cost $2,938,942)				2,925,125

		Yield	Shares
Short-term investments: 64.11%
Investment companies: 64.11%
Allspring Government Money Market Fund Select Class♠∞		5.29	151,041,184	151,041,184
Total short-term investments (Cost $151,041,184)				151,041,184
Total investments in securities (Cost $236,490,348)	99.42%			234,222,081
Other assets and liabilities, net	0.58			1,368,985
Total net assets	100.00%			$235,591,066

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation-Protected Securities
The accompanying notes are an integral part of these financial statements.
Allspring Real Return Portfolio | 29

Portfolio of investments—November 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,535,840	$193,749,400	$(45,244,056)	$0	$0	$151,041,184	151,041,184	$134,466
The accompanying notes are an integral part of these financial statements.
30 | Allspring Real Return Portfolio

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $85,449,164)	$83,180,897
Investments in affiliated securities, at value (cost $151,041,184)	151,041,184
Cash	81,918
Cash at broker segregated for futures contracts	335,998
Foreign currency, at value (cost $20,832)	21,339
Receivable for dividends and interest	651,116
Receivable for investments sold	421,886
Prepaid expenses and other assets	1,737
Total assets	235,736,075
Liabilities
Advisory fee payable	61,521
Payable for investments purchased	29,700
Professional fees payable	23,952
Custody and accounting fees payable	18,766
Interest holder report expenses payable	10,256
Trustees’ fees and expenses payable	814
Total liabilities	145,009
Total net assets	$235,591,066
The accompanying notes are an integral part of these financial statements.
Allspring Real Return Portfolio | 31

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Interest	$4,579,218
Dividends (net of foreign withholdings taxes of $5,760)	392,543
Income from affiliated securities	134,466
Total investment income	5,106,227
Expenses
Advisory fee	430,111
Custody and accounting fees	4,772
Professional fees	35,052
Interest holder report expenses	156
Trustees’ fees and expenses	11,926
Other fees and expenses	5,657
Total expenses	487,674
Less: Fee waivers and/or expense reimbursements	(68,315)
Net expenses	419,359
Net investment income	4,686,868
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(8,802,117)
Foreign currency and foreign currency translations	(623)
Futures contracts	60,030
Net realized losses on investments	(8,742,710)
Net change in unrealized gains (losses) on
Unaffiliated securities	4,849,663
Foreign currency and foreign currency translations	892
Futures contracts	35,584
Net change in unrealized gains (losses) on investments	4,886,139
Net realized and unrealized gains (losses) on investments	(3,856,571)
Net increase in net assets resulting from operations	$830,297
The accompanying notes are an integral part of these financial statements.
32 | Allspring Real Return Portfolio

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)	Year ended May 31, 2023
Operations
Net investment income	$4,686,868	$9,604,298
Net realized gains (losses) on investments	(8,742,710)	529,750
Net change in unrealized gains (losses) on investments	4,886,139	(16,005,461)
Net increase (decrease) in net assets resulting from operations	830,297	(5,871,413)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	58,111,201	41,232,899
Withdrawals	(35,110,960)	(55,196,249)
Net increase (decrease) in net assets resulting from capital transactions	23,000,241	(13,963,350)
Total increase (decrease) in net assets	23,830,538	(19,834,763)
Net assets
Beginning of period	211,760,528	231,595,291
End of period	$235,591,066	$211,760,528
The accompanying notes are an integral part of these financial statements.
Allspring Real Return Portfolio | 33

Financial highlights
Financial highlights

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
		2023	2022	2021	2020	2019
Total return[1]	0.35%	(2.73)%	(0.14)%	9.58%	5.92%	2.99%
Ratios to average net assets (annualized)
Gross expenses	0.45%	0.49%	0.48%	0.47%	0.45%	0.45%
Net expenses[2]	0.39%	0.39%	0.39%	0.39%	0.39%	0.40%
Net investment income	4.36%	4.45%	5.54%	2.57%	2.16%	2.29%
Supplemental data
Portfolio turnover rate	34%	22%	31%	20%	24%	39%

[1]	Returns for periods of less than one year are not annualized.
[2]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.
34 | Allspring Real Return Portfolio

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Real Return Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2023, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Allspring Real Return Portfolio | 35

Notes to financial statements (unaudited)
Loans
The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
36 | Allspring Real Return Portfolio

Notes to financial statements (unaudited)
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $236,313,680 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$4,076,014
Gross unrealized losses	(6,167,613)
Net unrealized losses	$(2,091,599)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Materials	$3,068,548	$0	$0	$3,068,548
Real estate	11,935,681	0	0	11,935,681
Corporate bonds and notes	0	17,378,081	0	17,378,081
Loans	0	1,203,350	0	1,203,350
U.S. Treasury securities	46,670,112	0	0	46,670,112
Yankee corporate bonds and notes	0	2,925,125	0	2,925,125
Short-term investments
Investment companies	151,041,184	0	0	151,041,184
Total assets	$212,715,525	$21,506,556	$0	$234,222,081
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At November 30, 2023, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the
Allspring Real Return Portfolio | 37

Notes to financial statements (unaudited)
Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.300
Over $10 billion	0.290
For the six months ended November 30, 2023, the advisory fee was equivalent to an annual rate of 0.40% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.28% and declining to 0.18% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended November 30, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2023 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$16,985,399	$50,328,087	$112,469,177	$44,739,296
6.
DERIVATIVE TRANSACTIONS
During the six months ended November 30, 2023, the Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Portfolio had an average notional amount of $6,805,040 in long futures contracts during the six months ended November 30, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Portfolio under the agreement.
8.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
38 | Allspring Real Return Portfolio

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Real Return Fund | 39

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

40 | Allspring Real Return Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring Real Return Fund | 41

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

42 | Allspring Real Return Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-12052023-b7pyzk8p 01-24
SAR1753 11-23

Allspring Small Company Growth Fund
Semi-Annual Report
November 30, 2023

The views expressed and any forward-looking statements are as of November 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Small Company Growth Fund  | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Small Company Growth Fund for the six-month period that ended November 30, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 10.17%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.07% while the MSCI EM Index (Net) (USD)3 returned 4.60%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -0.80%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 0.63%, the Bloomberg Municipal Bond Index6 returned 2.29%, and the ICE BofA U.S. High Yield Index7 returned 5.53%.
Affected by high inflation and central bank rate hikes, markets were volatile.
The six-month period began in June with the Federal Reserve’s (Fed’s) first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)8, while continuing to decline, remained stubbornly high in June at 4.8%—well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls continuing to grow in June, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a good month for stocks, while bonds had more muted but positive monthly returns overall. More volatile sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Core Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring Small Company Growth Fund

Letter to shareholders (unaudited)
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI1 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index2 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its November meeting.
1
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Small Company Growth Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Small Company Growth Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring Small Company Growth Fund | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser for the affiliated master portfolio*	Peregrine Capital Management, LLC
Portfolio managers	William A. Grierson, CFA, Paul E. von Kuster, CFA, Allison Lewis, CFA†, Ryan H. Smith, CFA, Samuel D. Smith, CFA

Average annual total returns (%) as of November 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WFSAX)	1-30-2004	-3.73	4.33	6.35	2.14	5.58	6.99	1.35	1.28
Class C (WSMCX)	1-30-2004	0.33	4.80	6.36	1.33	4.80	6.36	2.10	2.03
Class R6 (WSCRX)[3]	10-31-2014	–	–	–	2.55	6.03	7.45	0.93	0.86
Administrator Class (NVSCX)	11-11-1994	–	–	–	2.23	5.69	7.13	1.28	1.19
Institutional Class (WSCGX)	3-31-2008	–	–	–	2.46	5.95	7.39	1.03	0.94
Russell 3000® Index[4]	–	–	–	–	12.61	11.77	11.19	–	–
Russell 2000® Growth Index[5]	–	–	–	–	-0.83	4.16	6.17	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.28% for Class A, 2.03% for Class C, 0.86% for Class R6, 1.19% for Administrator Class and 0.94% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers)
as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[5]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

*
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

†	Ms. Lewis became a portfolio manager of the Fund on June 30, 2023.
CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Small Company Growth Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2023[1]
PTC, Inc.	1.72
ICON PLC	1.68
e.l.f. Beauty, Inc.	1.65
Element Solutions, Inc.	1.61
International Game Technology PLC	1.58
FTI Consulting, Inc.	1.57
ICF International, Inc.	1.56
SS&C Technologies Holdings, Inc.	1.38
Avantor, Inc.	1.37
ASGN, Inc.	1.36

[1]
Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of November 30, 2023[1]

[1]
Figures represent the sector allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. Allocations are subject to change and may have changed since the date specified.

Allspring Small Company Growth Fund  | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2023 to November 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2023	Ending account value 11-30-2023	Expenses paid during the period[1], [2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$1,019.00	$6.46	1.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.46	1.28%
Class C
Actual	$1,000.00	$1,014.60	$10.22	2.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.85	$10.23	2.03%
Class R6
Actual	$1,000.00	$1,021.10	$4.35	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.34	0.86%
Administrator Class
Actual	$1,000.00	$1,019.40	$6.01	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.01	1.19%
Institutional Class
Actual	$1,000.00	$1,020.40	$4.75	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.75	0.94%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

8 | Allspring Small Company Growth Fund

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

		Value
Investment companies: 99.94%
Affiliated master portfolio: 99.94%
Allspring Small Company Growth Portfolio		$463,365,171
Total investment companies (Cost $356,675,551)		463,365,171
Total investments in securities (Cost $356,675,551)	99.94%	463,365,171
Other assets and liabilities, net	0.06	291,803
Total net assets	100.00%	$463,656,974
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Value, end of period
Allspring Small Company Growth Portfolio	97.57%	96.41%	$30,751,634	$(12,381,926)	$1,451,302	$367	$478,101	$463,365,171
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Fund | 9

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $356,675,551)	$463,365,171
Receivable for Fund shares sold	1,168,349
Receivable from manager	13,867
Prepaid expenses and other assets	73,307
Total assets	464,620,694
Liabilities
Payable for Fund shares redeemed	816,605
Administration fees payable	55,439
Trustees’ fees and expenses payable	1,089
Distribution fee payable	740
Accrued expenses and other liabilities	89,847
Total liabilities	963,720
Total net assets	$463,656,974
Net assets consist of
Paid-in capital	$324,880,457
Total distributable earnings	138,776,517
Total net assets	$463,656,974
Computation of net asset value and offering price per share
Net assets–Class A	$40,703,797
Shares outstanding–Class A1	1,435,425
Net asset value per share–Class A	$28.36
Maximum offering price per share – Class A2	$30.09
Net assets–Class C	$1,265,496
Shares outstanding–Class C1	67,599
Net asset value per share–Class C	$18.72
Net assets–Class R6	$123,116,413
Shares outstanding–Class R6[1]	3,588,759
Net asset value per share–Class R6	$34.31
Net assets–Administrator Class	$39,489,557
Shares outstanding–Administrator Class[1]	1,255,819
Net asset value per share–Administrator Class	$31.45
Net assets–Institutional Class	$259,081,711
Shares outstanding–Institutional Class[1]	7,633,494
Net asset value per share–Institutional Class	$33.94
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Small Company Growth Fund

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $4,391)	$1,451,302
Affiliated income allocated from affiliated Master Portfolio	478,101
Interest allocated from affiliated Master Portfolio	367
Expenses allocated from affiliated Master Portfolio	(2,770,161)
Total investment income	(840,391)
Expenses
Management fee	170,935
Administration fees
Class A	34,366
Class C	1,816
Class R6	28,014
Administrator Class	26,587
Institutional Class	273,099
Shareholder servicing fees
Class A	42,650
Class C	2,233
Administrator Class	51,129
Distribution fee
Class C	6,568
Custody and accounting fees	18
Professional fees	21,208
Registration fees	20,172
Shareholder report expenses	26,292
Trustees’ fees and expenses	12,012
Other fees and expenses	3,561
Total expenses	720,660
Less: Fee waivers and/or expense reimbursements
Fund-level	(174,476)
Class A	(1,050)
Administrator Class	(5,164)
Institutional Class	(52,457)
Net expenses	487,513
Net investment loss	(1,327,904)
Realized and unrealized gains (losses) on investments
Net realized gains on investments allocated from affiliated Master Portfolio	30,751,634
Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	(12,381,926)
Net realized and unrealized gains (losses) on investments	18,369,708
Net increase in net assets resulting from operations	$17,041,804
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Fund | 11

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)		Year ended May 31, 2023
Operations
Net investment loss		$(1,327,904)		$(3,139,615)
Net realized gains on investments		30,751,634		29,634,010
Net change in unrealized gains (losses) on investments		(12,381,926)		(31,050,649)
Net increase (decrease) in net assets resulting from operations		17,041,804		(4,556,254)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(2,956,608)
Class C		0		(524,720)
Class R6		0		(18,290,276)
Administrator Class		0		(3,736,177)
Institutional Class		0		(31,910,643)
Total distributions to shareholders		0		(57,418,424)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	566,233	16,090,197	226,653	6,618,593
Class C	2,358	45,977	8,202	151,573
Class R6	621,320	22,059,080	939,968	32,682,134
Administrator Class	60,858	1,966,976	179,672	5,855,715
Institutional Class	2,234,269	76,540,918	5,808,569	199,389,086
		116,703,148		244,697,101
Reinvestment of distributions
Class A	0	0	94,538	2,624,367
Class C	0	0	27,185	501,841
Class R6	0	0	535,212	17,897,479
Administrator Class	0	0	121,376	3,732,301
Institutional Class	0	0	460,271	15,239,567
		0		39,995,555
Payment for shares redeemed
Class A	(165,980)	(4,758,176)	(637,477)	(18,452,346)
Class C	(59,692)	(1,130,145)	(188,144)	(3,694,553)
Class R6	(3,543,766)	(125,855,391)	(1,131,878)	(39,699,243)
Administrator Class	(111,021)	(3,544,640)	(242,658)	(7,818,670)
Institutional Class	(6,961,266)	(236,074,935)	(7,571,990)	(262,535,497)
		(371,363,287)		(332,200,309)
Net decrease in net assets resulting from capital share transactions		(254,660,139)		(47,507,653)
Total decrease in net assets		(237,618,335)		(109,482,331)
Net assets
Beginning of period		701,275,309		810,757,640
End of period		$463,656,974		$701,275,309
The accompanying notes are an integral part of these financial statements.
12 | Allspring Small Company Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$27.83	$30.93	$61.44	$46.62	$48.98	$56.66
Net investment loss	(0.09)[1]	(0.23)[1]	(0.47)[1]	(0.47)[1]	(0.34)[1]	(0.36)
Net realized and unrealized gains (losses) on investments	0.62	0.15	(5.55)	24.27	2.49	(3.22)
Total from investment operations	0.53	(0.08)	(6.02)	23.80	2.15	(3.58)
Distributions to shareholders from
Net realized gains	0.00	(3.02)	(24.49)	(8.98)	(4.51)	(4.10)
Net asset value, end of period	$28.36	$27.83	$30.93	$61.44	$46.62	$48.98
Total return[2]	1.90%	(0.22)%	(16.59)%	53.84%	3.70%	(6.13)%
Ratios to average net assets (annualized)*
Gross expenses	1.34%	1.36%	1.34%	1.33%	1.32%	1.31%
Net expenses	1.28%	1.29%	1.29%	1.29%	1.32%	1.31%
Net investment loss	(0.66)%	(0.78)%	(1.04)%	(0.85)%	(0.69)%	(0.63)%
Supplemental data
Portfolio turnover rate[3]	26%	37%	61%	44%	41%	54%
Net assets, end of period (000s omitted)	$40,704	$28,813	$41,795	$44,249	$36,534	$64,182

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.81%
Year ended May 31, 2023	0.82%
Year ended May 31, 2022	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$18.45	$21.67	$50.65	$39.84	$42.75	$50.38
Net investment loss	(0.14)[1]	(0.32)[1]	(0.60)[1]	(0.75)[1]	(0.61)[1]	(0.66)[1]
Net realized and unrealized gains (losses) on investments	0.41	0.12	(3.89)	20.54	2.21	(2.87)
Total from investment operations	0.27	(0.20)	(4.49)	19.79	1.60	(3.53)
Distributions to shareholders from
Net realized gains	0.00	(3.02)	(24.49)	(8.98)	(4.51)	(4.10)
Net asset value, end of period	$18.72	$18.45	$21.67	$50.65	$39.84	$42.75
Total return[2]	1.46%	(0.92)%	(17.25)%	52.86%	2.92%	(6.82)%
Ratios to average net assets (annualized)*
Gross expenses	2.06%	2.09%	2.08%	2.08%	2.07%	2.06%
Net expenses	2.03%	2.04%	2.04%	2.04%	2.07%	2.06%
Net investment loss	(1.46)%	(1.56)%	(1.71)%	(1.60)%	(1.44)%	(1.38)%
Supplemental data
Portfolio turnover rate[3]	26%	37%	61%	44%	41%	54%
Net assets, end of period (000s omitted)	$1,265	$2,305	$6,018	$9,235	$9,336	$13,968

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.81%
Year ended May 31, 2023	0.82%
Year ended May 31, 2022	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
14 | Allspring Small Company Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$33.60	$36.55	$67.95	$50.64	$52.65	$60.31
Net investment loss	(0.05)[1]	(0.12)[1]	(0.26)[1]	(0.17)	(0.14)[1]	(0.12)
Net realized and unrealized gains (losses) on investments	0.76	0.19	(6.65)	26.46	2.64	(3.44)
Total from investment operations	0.71	0.07	(6.91)	26.29	2.50	(3.56)
Distributions to shareholders from
Net realized gains	0.00	(3.02)	(24.49)	(8.98)	(4.51)	(4.10)
Net asset value, end of period	$34.31	$33.60	$36.55	$67.95	$50.64	$52.65
Total return[2]	2.11%	0.24%	(16.24)%	54.53%	4.12%	(5.73)%
Ratios to average net assets (annualized)*
Gross expenses	0.91%	0.92%	0.91%	0.90%	0.90%	0.88%
Net expenses	0.86%	0.86%	0.86%	0.86%	0.89%	0.88%
Net investment loss	(0.28)%	(0.35)%	(0.48)%	(0.41)%	(0.27)%	(0.20)%
Supplemental data
Portfolio turnover rate[3]	26%	37%	61%	44%	41%	54%
Net assets, end of period (000s omitted)	$123,116	$218,785	$225,464	$407,311	$462,050	$564,516

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.81%
Year ended May 31, 2023	0.82%
Year ended May 31, 2022	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$30.85	$33.92	$64.98	$48.87	$51.10	$58.85
Net investment loss	(0.09)[1]	(0.22)[1]	(0.47)[1]	(0.44)[1]	(0.29)[1]	(0.29)[1]
Net realized and unrealized gains (losses) on investments	0.69	0.17	(6.10)	25.53	2.57	(3.36)
Total from investment operations	0.60	(0.05)	(6.57)	25.09	2.28	(3.65)
Distributions to shareholders from
Net realized gains	0.00	(3.02)	(24.49)	(8.98)	(4.51)	(4.10)
Net asset value, end of period	$31.45	$30.85	$33.92	$64.98	$48.87	$51.10
Total return[2]	1.94%	(0.11)%	(16.52)%	54.02%	3.80%	(6.02)%
Ratios to average net assets (annualized)*
Gross expenses	1.27%	1.27%	1.26%	1.25%	1.24%	1.23%
Net expenses	1.19%	1.19%	1.19%	1.19%	1.20%	1.20%
Net investment loss	(0.59)%	(0.68)%	(0.93)%	(0.74)%	(0.57)%	(0.51)%
Supplemental data
Portfolio turnover rate[3]	26%	37%	61%	44%	41%	54%
Net assets, end of period (000s omitted)	$39,490	$40,293	$42,317	$62,092	$55,917	$87,850

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.81%
Year ended May 31, 2023	0.82%
Year ended May 31, 2022	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
16 | Allspring Small Company Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$33.26	$36.24	$67.62	$50.47	$52.51	$60.20
Net investment loss	(0.07)[1]	(0.15)[1]	(0.27)[1]	(0.29)	(0.17)[1]	(0.15)
Net realized and unrealized gains (losses) on investments	0.75	0.19	(6.62)	26.42	2.64	(3.44)
Total from investment operations	0.68	0.04	(6.89)	26.13	2.47	(3.59)
Distributions to shareholders from
Net realized gains	0.00	(3.02)	(24.49)	(8.98)	(4.51)	(4.10)
Net asset value, end of period	$33.94	$33.26	$36.24	$67.62	$50.47	$52.51
Total return[2]	2.04%	0.16%	(16.31)%	54.39%	4.07%	(5.77)%
Ratios to average net assets (annualized)*
Gross expenses	1.01%	1.03%	1.01%	1.00%	1.00%	0.98%
Net expenses	0.94%	0.94%	0.94%	0.94%	0.95%	0.95%
Net investment loss	(0.39)%	(0.43)%	(0.51)%	(0.49)%	(0.32)%	(0.26)%
Supplemental data
Portfolio turnover rate[3]	26%	37%	61%	44%	41%	54%
Net assets, end of period (000s omitted)	$259,082	$411,080	$495,163	$819,760	$793,581	$1,047,883

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.81%
Year ended May 31, 2023	0.82%
Year ended May 31, 2022	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Fund | 17

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Small Company Growth Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Small Company Growth Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of November 30, 2023, the Fund owned 96.41% of Allspring Small Company Growth Portfolio.  The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2023 are included in this report and should be read in conjunction with the Fund’s financial statements.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
18 | Allspring Small Company Growth Fund

Notes to financial statements (unaudited)
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $372,082,423 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$91,282,748
Gross unrealized losses	(0)
Net unrealized gains	$91,282,748
As of May 31, 2023, the Fund had a qualified late-year ordinary loss of $950,497 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
At November 30, 2023, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Small Company Growth Portfolio	Seek long-term capital appreciation	$463,365,171
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement.  Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations.  As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended November 30, 2023, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Prior to June 30, 2023, the class-level administration fee for Class A and Class C was 0.21% of its respective average daily net assets.
Allspring Small Company Growth Fund | 19

Notes to financial statements (unaudited)
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of November 30, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	1.28%
Class C	2.03
Class R6	0.86
Administrator Class	1.19
Institutional Class	0.94
Prior to June 30, 2023, the Fund’s expenses were capped at 1.29% for Class A shares and 2.04% for Class C shares ..
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2023, Allspring Funds Distributor received $566 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in the affiliated Master Portfolio.  Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio at the end of the period by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2023 were $164,094,575 and $396,585,550, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
Concentration risks result from exposure to a limited number of sectors. Through its investment in the affiliated Master Portfolio which may invest a substantial portion of its assets in any sector, the Fund may in turn be more affected by changes in that sector than a fund whose investments are not heavily weighted in any sectors. As of the end of the period, the Master Portfolio concentrated its portfolio in investments related to the industrials sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without
20 | Allspring Small Company Growth Fund

Notes to financial statements (unaudited)
the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Small Company Growth Fund | 21

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.82%
Communication services: 0.35%
Entertainment: 0.35%
Lions Gate Entertainment Corp. Class B†	204,293	$1,707,889
Consumer discretionary: 8.67%
Automobile components: 0.45%
Fox Factory Holding Corp.†	34,781	2,174,160
Broadline retail: 0.84%
Ollie’s Bargain Outlet Holdings, Inc.†	55,032	4,032,195
Hotels, restaurants & leisure: 2.63%
Bowlero Corp. Class A†	130,969	1,346,361
International Game Technology PLC	284,780	7,612,169
Papa John’s International, Inc.	56,623	3,694,085
		12,652,615
Household durables: 0.78%
Skyline Champion Corp.†	62,549	3,764,824
Leisure products: 0.50%
Topgolf Callaway Brands Corp.†	193,530	2,372,678
Specialty retail: 3.47%
Academy Sports & Outdoors, Inc.	77,491	3,941,967
Boot Barn Holdings, Inc.†	39,151	2,868,985
Burlington Stores, Inc.†	19,901	3,375,011
Five Below, Inc.†	27,445	5,172,285
Monro, Inc.	44,964	1,300,359
		16,658,607
Consumer staples: 5.19%
Consumer staples distribution & retail : 1.30%
Performance Food Group Co.†	96,089	6,250,589
Food products: 2.24%
Lamb Weston Holdings, Inc.	54,110	5,412,623
SunOpta, Inc.†	386,919	1,911,380
TreeHouse Foods, Inc.†	84,641	3,445,735
		10,769,738
Personal care products: 1.65%
e.l.f. Beauty, Inc.†	67,297	7,947,103
Energy: 1.42%
Energy equipment & services: 0.89%
ChampionX Corp.	145,830	4,275,736
Oil, gas & consumable fuels: 0.53%
Callon Petroleum Co.†	81,022	2,533,558
The accompanying notes are an integral part of these financial statements.
22 | Allspring Small Company Growth Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Financials: 11.17%
Banks: 1.06%
Triumph Financial, Inc.†	75,284	$5,109,525
Capital markets: 2.73%
Evercore, Inc. Class A	33,168	4,893,938
Stifel Financial Corp.	94,802	5,784,818
Virtu Financial, Inc. Class A	135,720	2,440,246
		13,119,002
Financial services: 3.20%
Essent Group Ltd.	89,093	4,306,756
Flywire Corp.†	193,318	4,504,309
Shift4 Payments, Inc. Class A†	39,144	2,576,458
WEX, Inc.†	22,590	3,988,942
		15,376,465
Insurance: 4.18%
BRP Group, Inc. Class A†	278,299	4,867,450
Palomar Holdings, Inc.†	66,385	3,884,186
Ryan Specialty Holdings, Inc.†	127,818	5,863,012
Skyward Specialty Insurance Group, Inc.†	167,659	5,482,449
		20,097,097
Health care: 21.03%
Biotechnology: 7.23%
ADMA Biologics, Inc.†	450,750	1,667,775
Amicus Therapeutics, Inc.†	324,391	3,574,789
Blueprint Medicines Corp.†	49,057	3,416,329
Cytokinetics, Inc.†	79,145	2,649,775
Dynavax Technologies Corp.†	254,718	3,489,637
Insmed, Inc.†	140,427	3,513,484
Ionis Pharmaceuticals, Inc.†	52,112	2,577,981
Myriad Genetics, Inc.†	145,608	2,779,657
Neurocrine Biosciences, Inc.†	32,593	3,800,018
Sarepta Therapeutics, Inc.†	18,598	1,511,645
SpringWorks Therapeutics, Inc.†	65,752	1,998,203
Syndax Pharmaceuticals, Inc.†	90,504	1,506,439
Ultragenyx Pharmaceutical, Inc.†	57,631	2,238,964
		34,724,696
Health care equipment & supplies: 5.08%
Axonics, Inc.†	82,195	4,602,098
CONMED Corp.	45,368	4,866,625
Glaukos Corp.†	52,043	3,325,027
Haemonetics Corp.†	49,956	4,039,942
iRhythm Technologies, Inc.†	33,755	2,878,627
Omnicell, Inc.†	66,230	2,209,433
TransMedics Group, Inc.†	33,149	2,508,716
		24,430,468
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Portfolio | 23

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Health care providers & services: 2.01%
HealthEquity, Inc.†	53,476	$3,583,962
Privia Health Group, Inc.†	104,228	2,153,350
U.S. Physical Therapy, Inc.	45,850	3,898,626
		9,635,938
Health care technology: 1.95%
Evolent Health, Inc. Class A†	147,212	4,092,493
Phreesia, Inc.†	164,256	2,531,185
Veradigm, Inc.†	240,360	2,759,333
		9,383,011
Life sciences tools & services: 4.12%
Adaptive Biotechnologies Corp.†	180,069	788,702
Avantor, Inc.†	311,713	6,602,081
Azenta, Inc.†	46,456	2,618,725
BioLife Solutions, Inc.†	141,866	1,754,882
ICON PLC†	30,190	8,058,919
		19,823,309
Pharmaceuticals: 0.64%
Axsome Therapeutics, Inc.†	45,672	3,080,576
Industrials: 24.58%
Aerospace & defense: 0.69%
Kratos Defense & Security Solutions, Inc.†	173,234	3,300,108
Air freight & logistics: 0.72%
GXO Logistics, Inc.†	61,585	3,464,772
Building products: 3.53%
Advanced Drainage Systems, Inc.	37,512	4,543,078
AZEK Co., Inc. Class A†	106,306	3,666,494
Masonite International Corp.†	52,510	4,665,514
Zurn Elkay Water Solutions Corp. Class C	138,451	4,075,997
		16,951,083
Commercial services & supplies: 1.66%
Montrose Environmental Group, Inc.†	107,637	3,365,809
Openlane, Inc.†	169,777	2,482,140
RB Global, Inc.	33,908	2,159,261
		8,007,210
Construction & engineering: 1.74%
Dycom Industries, Inc.†	43,486	4,516,891
MYR Group, Inc.†	30,758	3,826,910
		8,343,801
The accompanying notes are an integral part of these financial statements.
24 | Allspring Small Company Growth Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Electrical equipment: 1.44%
Atkore, Inc.†	34,161	$4,437,514
Generac Holdings, Inc.†	21,338	2,498,040
		6,935,554
Ground transportation: 1.40%
Knight-Swift Transportation Holdings, Inc.	74,364	3,999,296
Schneider National, Inc. Class B	119,149	2,744,001
		6,743,297
Machinery: 3.28%
Chart Industries, Inc.†	30,859	4,012,596
Flowserve Corp.	70,632	2,702,380
SPX Technologies, Inc.†	65,576	5,594,289
Wabash National Corp.	157,488	3,452,137
		15,761,402
Professional services: 8.32%
ASGN, Inc.†	73,150	6,527,906
FTI Consulting, Inc.†	34,251	7,550,975
ICF International, Inc.	53,402	7,473,610
KBR, Inc.	119,342	6,166,401
SS&C Technologies Holdings, Inc.	118,288	6,654,883
Verra Mobility Corp.†	279,261	5,607,561
		39,981,336
Trading companies & distributors: 1.80%
Boise Cascade Co.	35,701	3,902,119
Core & Main, Inc. Class A†	135,149	4,734,270
		8,636,389
Information technology: 20.65%
Communications equipment: 1.71%
Ciena Corp.†	119,011	5,456,654
Lumentum Holdings, Inc.†	64,043	2,741,041
		8,197,695
Electronic equipment, instruments & components: 1.95%
Itron, Inc.†	53,552	3,608,334
PAR Technology Corp.†	73,710	2,714,739
Rogers Corp.†	23,625	3,057,075
		9,380,148
Semiconductors & semiconductor equipment: 2.73%
FormFactor, Inc.†	68,938	2,590,690
Onto Innovation, Inc.†	27,987	3,946,447
Synaptics, Inc.†	31,324	3,171,242
Teradyne, Inc.	36,841	3,397,845
		13,106,224
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Portfolio | 25

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Software: 13.61%
BILL Holdings, Inc.†	35,586	$2,329,815
Box, Inc. Class A†	235,891	6,173,268
Confluent, Inc. Class A†	165,145	3,504,377
CyberArk Software Ltd.†	30,026	5,983,281
DoubleVerify Holdings, Inc.†	114,005	3,784,966
HashiCorp, Inc. Class A†	137,403	2,943,172
Jamf Holding Corp.†	244,180	4,021,645
JFrog Ltd.†	175,740	4,741,465
LiveRamp Holdings, Inc.†	108,502	3,597,926
Nutanix, Inc. Class A†	112,639	4,853,615
PagerDuty, Inc.†	166,855	3,637,439
PTC, Inc.†	52,594	8,276,192
Sprout Social, Inc. Class A†	68,116	3,875,800
Varonis Systems, Inc.†	122,457	5,129,724
Zuora, Inc. Class A†	279,894	2,552,633
		65,405,318
Technology hardware, storage & peripherals: 0.65%
Pure Storage, Inc. Class A†	94,467	3,146,696
Materials: 3.22%
Chemicals: 2.44%
Element Solutions, Inc.	368,383	7,721,308
Orion SA	168,150	4,007,014
		11,728,322
Metals & mining: 0.78%
Steel Dynamics, Inc.	31,390	3,739,491
Real estate: 1.54%
Hotel & resort REITs: 0.84%
Ryman Hospitality Properties, Inc.	40,446	4,058,756
Real estate management & development: 0.70%
DigitalBridge Group, Inc.	194,461	3,356,397
Total common stocks (Cost $312,765,656)		470,163,778

		Yield
Short-term investments: 2.09%
Investment companies: 2.09%
Allspring Government Money Market Fund Select Class♠∞		5.29%	10,036,036	10,036,036
Total short-term investments (Cost $10,036,036)				10,036,036
Total investments in securities (Cost $322,801,692)	99.91%			480,199,814
Other assets and liabilities, net	0.09			434,217
Total net assets	100.00%			$480,634,031

The accompanying notes are an integral part of these financial statements.
26 | Allspring Small Company Growth Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$22,796,664	$95,023,938	$(107,784,566)	$0	$0	$10,036,036	10,036,036	$490,087
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Portfolio | 27

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $312,765,656)	$470,163,778
Investments in affiliated securities, at value (cost $10,036,036)	10,036,036
Receivable for dividends	570,472
Receivable for investments sold	291,860
Prepaid expenses and other assets	8,220
Total assets	481,070,366
Liabilities
Advisory fee payable	394,858
Custody and accounting fees payable	38,835
Trustees’ fees and expenses payable	814
Accrued expenses and other liabilities	1,828
Total liabilities	436,335
Total net assets	$480,634,031
The accompanying notes are an integral part of these financial statements.
28 | Allspring Small Company Growth Portfolio

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $4,509)	$1,491,562
Income from affiliated securities	490,087
Interest	376
Total investment income	1,982,025
Expenses
Advisory fee	2,778,106
Custody and accounting fees	5,643
Professional fees	26,689
Interest holder report expenses	1,975
Trustees’ fees and expenses	11,926
Other fees and expenses	15,772
Total expenses	2,840,111
Net investment loss	(858,086)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	31,708,950
Net change in unrealized gains (losses) on investments	(12,871,799)
Net realized and unrealized gains (losses) on investments	18,837,151
Net increase in net assets resulting from operations	$17,979,065
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Portfolio | 29

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)	Year ended May 31, 2023
Operations
Net investment loss	$(858,086)	$(2,242,958)
Net realized gains on investments	31,708,950	29,814,098
Net change in unrealized gains (losses) on investments	(12,871,799)	(30,986,997)
Net increase (decrease) in net assets resulting from operations	17,979,065	(3,415,857)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	45,892,166	99,599,958
Withdrawals	(300,793,746)	(207,887,653)
Net decrease in net assets resulting from capital transactions	(254,901,580)	(108,287,695)
Total decrease in net assets	(236,922,515)	(111,703,552)
Net assets
Beginning of period	717,556,546	829,260,098
End of period	$480,634,031	$717,556,546
The accompanying notes are an integral part of these financial statements.
30 | Allspring Small Company Growth Portfolio

Financial highlights
Financial highlights

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
		2023	2022	2021	2020	2019
Total return[1]	2.09%	0.24%	(16.28)%	54.64%	4.08%	(5.64)%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.82%	0.81%	0.79%	0.78%	0.78%
Net expenses[2]	0.81%	0.82%	0.81%	0.79%	0.78%	0.78%
Net investment loss	(0.24)%	(0.31)%	(0.42)%	(0.34)%	(0.16)%	(0.09)%
Supplemental data
Portfolio turnover rate	26%	37%	61%	44%	41%	54%

[1]	Returns for periods of less than one year are not annualized.
[2]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Portfolio | 31

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Small Company Growth Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $326,041,469 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$200,797,453
Gross unrealized losses	(46,639,108)
Net unrealized gains	$154,158,345
32 | Allspring Small Company Growth Portfolio

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,707,889	$0	$0	$1,707,889
Consumer discretionary	41,655,079	0	0	41,655,079
Consumer staples	24,967,430	0	0	24,967,430
Energy	6,809,294	0	0	6,809,294
Financials	53,702,089	0	0	53,702,089
Health care	101,077,998	0	0	101,077,998
Industrials	118,124,952	0	0	118,124,952
Information technology	99,236,081	0	0	99,236,081
Materials	15,467,813	0	0	15,467,813
Real estate	7,415,153	0	0	7,415,153
Short-term investments
Investment companies	10,036,036	0	0	10,036,036
Total assets	$480,199,814	$0	$0	$480,199,814
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At November 30, 2023, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.800%
Next $500 million	0.775
Next $1 billion	0.750
Next $1 billion	0.725
Next $1 billion	0.700
Over $4 billion	0.680
For the six months ended November 30, 2023, the advisory fee was equivalent to an annual rate of 0.79% of the Portfolio’s average daily net assets.
Allspring Small Company Growth Portfolio | 33

Notes to financial statements (unaudited)
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Peregrine Capital Management, LLC, which is not an affiliate of Allspring Funds Management, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate of 0.38% of the Portfolio’s average daily net assets.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended November 30, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2023 were $169,102,454 and $409,295,099, respectively.
6.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Portfolio under the agreement.
7.
CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in the industrials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
34 | Allspring Small Company Growth Portfolio

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Small Company Growth Fund | 35

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

36 | Allspring Small Company Growth Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring Small Company Growth Fund | 37

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

38 | Allspring Small Company Growth Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-12052023-hp8bsyrt 01-24
SAR1848 11-23

Allspring Small Company Value Fund
Semi-Annual Report
November 30, 2023

The views expressed and any forward-looking statements are as of November 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Small Company Value Fund  | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Small Company Value Fund for the six-month period that ended November 30, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 10.17%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.07% while the MSCI EM Index (Net) (USD)3 returned 4.60%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -0.80%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 0.63%, the Bloomberg Municipal Bond Index6 returned 2.29%, and the ICE BofA U.S. High Yield Index7 returned 5.53%.
Affected by high inflation and central bank rate hikes, markets were volatile.
The six-month period began in June with the Federal Reserve’s (Fed’s) first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)8, while continuing to decline, remained stubbornly high in June at 4.8%—well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls continuing to grow in June, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a good month for stocks, while bonds had more muted but positive monthly returns overall. More volatile sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Core Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring Small Company Value Fund

Letter to shareholders (unaudited)
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI1 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index2 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its November meeting.
1
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Small Company Value Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Small Company Value Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring Small Company Value Fund | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser for the affiliated master portfolio*	Allspring Global Investments, LLC
Portfolio managers	Jeff Goverman, Gustaf Little, Garth R. Nisbet, CFA, Craig Pieringer, CFA

Average annual total returns (%) as of November 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (SCVAX)	1-31-2002	-8.48	5.15	5.66	-2.90	6.40	6.28	1.31	1.15
Class C (SCVFX)	8-30-2002	-4.58	5.65	5.67	-3.58	5.65	5.67	2.06	1.90
Class R6 (SCVJX)[3]	10-31-2016	–	–	–	-2.49	6.83	6.67	0.89	0.75
Administrator Class (SCVIX)	1-31-2002	–	–	–	-2.80	6.49	6.42	1.24	1.05
Institutional Class (SCVNX)	7-30-2010	–	–	–	-2.59	6.72	6.64	0.99	0.85
Russell 3000® Index[4]	–	–	–	–	12.61	11.77	11.19	–	–
Russell 2000 ® Value Index[5]	–	–	–	–	-4.73	4.72	5.71	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.15% for Class A, 1.90% for Class C, 0.75% for Class R6, 1.05% for Administrator Class and 0.85% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers)
as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[5]	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Consult the Fund’s prospectus for additional information on these and other risks.

*
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Small Company Value Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2023[1]
Customers Bancorp, Inc.	1.61
Ameris Bancorp	1.56
Atlantic Union Bankshares Corp.	1.49
OFG Bancorp	1.48
Annaly Capital Management, Inc.	1.41
Synovus Financial Corp.	1.39
AGNC Investment Corp.	1.39
Piper Sandler Cos.,	1.37
Independent Bank Corp.	1.34
Williams-Sonoma, Inc.	1.31

[1]
Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of November 30, 2023[1]

[1]
Figures represent the sector allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Allspring Small Company Value Fund  | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2023 to November 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2023	Ending account value 11-30-2023	Expenses paid during the period[1], [2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$1,086.40	$6.00	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81	1.15%
Class C
Actual	$1,000.00	$1,082.20	$9.89	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.50	$9.57	1.90%
Class R6
Actual	$1,000.00	$1,088.70	$3.92	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	$3.79	0.75%
Administrator Class
Actual	$1,000.00	$1,086.70	$5.48	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.30	1.05%
Institutional Class
Actual	$1,000.00	$1,088.20	$4.44	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29	0.85%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

8 | Allspring Small Company Value Fund

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

		Value
Investment companies: 100.08%
Affiliated master portfolio: 100.08%
Allspring Small Company Value Portfolio		$457,937,008
Total investment companies (Cost $371,341,172)		457,937,008
Total investments in securities (Cost $371,341,172)	100.08%	457,937,008
Other assets and liabilities, net	(0.08)	(351,377)
Total net assets	100.00%	$457,585,631
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Value, end of period
Allspring Small Company Value Portfolio	88.78%	88.78%	$9,421,441	$26,727,808	$5,086,759	$383	$109,269	$457,937,008
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Fund | 9

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $371,341,172)	$457,937,008
Receivable for Fund shares sold	201,038
Receivable from manager	33,391
Prepaid expenses and other assets	44,099
Total assets	458,215,536
Liabilities
Payable for Fund shares redeemed	334,464
Shareholder servicing fees payable	67,191
Administration fees payable	64,113
Trustees’ fees and expenses payable	1,309
Distribution fee payable	792
Accrued expenses and other liabilities	162,036
Total liabilities	629,905
Total net assets	$457,585,631
Net assets consist of
Paid-in capital	$380,819,628
Total distributable earnings	76,766,003
Total net assets	$457,585,631
Computation of net asset value and offering price per share
Net assets–Class A	$315,321,839
Shares outstanding–Class A1	9,828,889
Net asset value per share–Class A	$32.08
Maximum offering price per share – Class A2	$34.04
Net assets–Class C	$1,287,605
Shares outstanding–Class C1	47,039
Net asset value per share–Class C	$27.37
Net assets–Class R6	$18,431,298
Shares outstanding–Class R6[1]	551,878
Net asset value per share–Class R6	$33.40
Net assets–Administrator Class	$18,044,210
Shares outstanding–Administrator Class[1]	547,460
Net asset value per share–Administrator Class	$32.96
Net assets–Institutional Class	$104,500,679
Shares outstanding–Institutional Class[1]	3,148,020
Net asset value per share–Institutional Class	$33.20
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Small Company Value Fund

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $9,212)	$5,086,759
Affiliated income allocated from affiliated Master Portfolio	109,269
Interest allocated from affiliated Master Portfolio	383
Expenses allocated from affiliated Master Portfolio	(1,933,889)
Waivers allocated from affiliated Master Portfolio	195,344
Total investment income	3,457,866
Expenses
Management fee	117,447
Administration fees
Class A	323,225
Class C	1,389
Class R6	2,610
Administrator Class	12,173
Institutional Class	72,546
Shareholder servicing fees
Class A	400,844
Class C	1,722
Administrator Class	23,353
Distribution fee
Class C	5,167
Custody and accounting fees	4,998
Professional fees	23,808
Registration fees	36,155
Shareholder report expenses	28,523
Trustees’ fees and expenses	11,901
Other fees and expenses	25,874
Total expenses	1,091,735
Less: Fee waivers and/or expense reimbursements
Fund-level	(302,735)
Class A	(28,293)
Class C	(121)
Administrator Class	(4,255)
Net expenses	756,331
Net investment income	2,701,535
Realized and unrealized gains (losses) on investments
Net realized gains on investments allocated from affiliated Master Portfolio	9,421,441
Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	26,727,808
Net realized and unrealized gains (losses) on investments	36,149,249
Net increase in net assets resulting from operations	$38,850,784
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Fund | 11

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)		Year ended May 31, 2023
Operations
Net investment income		$2,701,535		$4,259,156
Net realized gains (losses) on investments		9,421,441		(12,161,642)
Net change in unrealized gains (losses) on investments		26,727,808		(44,270,421)
Net increase (decrease) in net assets resulting from operations		38,850,784		(52,172,907)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(14,333,053)
Class C		0		(93,570)
Class R6		0		(506,589)
Administrator Class		0		(798,183)
Institutional Class		0		(5,228,302)
Total distributions to shareholders		0		(20,959,697)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	164,144	5,221,014	398,977	12,672,302
Class C	3,820	105,116	6,555	180,325
Class R6	158,150	5,236,791	357,751	11,911,540
Administrator Class	25,150	830,982	196,183	6,527,787
Institutional Class	260,626	8,565,691	1,630,016	54,246,836
		19,959,594		85,538,790
Reinvestment of distributions
Class A	0	0	437,444	14,076,915
Class C	0	0	3,383	93,570
Class R6	0	0	15,179	506,589
Administrator Class	0	0	23,252	768,015
Institutional Class	0	0	156,571	5,199,039
		0		20,644,128
Payment for shares redeemed
Class A	(648,746)	(20,705,780)	(1,488,263)	(47,166,763)
Class C	(8,454)	(232,743)	(34,738)	(926,078)
Class R6	(81,200)	(2,675,487)	(124,227)	(4,060,442)
Administrator Class	(62,718)	(2,024,774)	(311,874)	(10,266,220)
Institutional Class	(735,027)	(24,345,359)	(1,435,391)	(47,534,257)
		(49,984,143)		(109,953,760)
Net decrease in net assets resulting from capital share transactions		(30,024,549)		(3,770,842)
Total increase (decrease) in net assets		8,826,235		(76,903,446)
Net assets
Beginning of period		448,759,396		525,662,842
End of period		$457,585,631		$448,759,396
The accompanying notes are an integral part of these financial statements.
12 | Allspring Small Company Value Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$29.53	$34.30	$37.11	$20.91	$24.22	$28.60
Net investment income	0.17 [1]	0.24 [1]	0.12 [1]	0.09	0.18 [1]	0.09
Net realized and unrealized gains (losses) on investments	2.38	(3.66)	(0.71)	16.22	(3.35)	(4.31)
Total from investment operations	2.55	(3.42)	(0.59)	16.31	(3.17)	(4.22)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.08)	(0.11)	(0.14)	(0.16)
Net realized gains	0.00	(1.35)	(2.14)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(1.35)	(2.22)	(0.11)	(0.14)	(0.16)
Net asset value, end of period	$32.08	$29.53	$34.30	$37.11	$20.91	$24.22
Total return[2]	8.64%	(10.31)%	(1.77)%	77.80%	(13.25)%	(14.72)%
Ratios to average net assets (annualized)*
Gross expenses	1.30%	1.32%	1.32%	1.32%	1.32%	1.49%
Net expenses	1.15%	1.14%	1.14%	1.14%	1.13%	1.15%
Net investment income	1.06%	0.76%	0.33%	0.33%	0.74%	0.38%
Supplemental data
Portfolio turnover rate[3]	56%	87%	70%	62%	78%	168%
Net assets, end of period (000s omitted)	$315,322	$304,601	$376,072	$414,013	$262,574	$11,902

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.74%
Year ended May 31, 2023	0.74%
Year ended May 31, 2022	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$25.30	$29.79	$32.69	$18.43	$21.48	$25.38
Net investment income (loss)	0.04 [1]	0.00 [1,2]	(0.12)[1]	(0.07)[1]	0.01 [1]	(0.08)[1]
Net realized and unrealized gains (losses) on investments	2.03	(3.14)	(0.64)	14.33	(3.00)	(3.82)
Total from investment operations	2.07	(3.14)	(0.76)	14.26	(2.99)	(3.90)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.06)	0.00
Net realized gains	0.00	(1.35)	(2.14)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(1.35)	(2.14)	0.00	(0.06)	0.00
Net asset value, end of period	$27.37	$25.30	$29.79	$32.69	$18.43	$21.48
Total return[3]	8.22%	(10.94)%	(2.56)%	76.80%	(13.98)%	(15.37)%
Ratios to average net assets (annualized)*
Gross expenses	2.05%	2.07%	2.07%	2.06%	2.08%	2.22%
Net expenses	1.90%	1.90%	1.90%	1.90%	1.90%	1.90%
Net investment income (loss)	0.30%	0.00%	(0.39)%	(0.29)%	0.02%	(0.35)%
Supplemental data
Portfolio turnover rate[4]	56%	87%	70%	62%	78%	168%
Net assets, end of period (000s omitted)	$1,288	$1,307	$2,278	$3,388	$4,431	$1,099

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.74%
Year ended May 31, 2023	0.74%
Year ended May 31, 2022	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
14 | Allspring Small Company Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$30.68	$35.46	$38.33	$21.56	$24.92	$29.44
Net investment income	0.25 [1]	0.37 [1]	0.33	0.20	0.31	0.21 [1]
Net realized and unrealized gains (losses) on investments	2.47	(3.79)	(0.80)	16.78	(3.50)	(4.45)
Total from investment operations	2.72	(3.42)	(0.47)	16.98	(3.19)	(4.24)
Distributions to shareholders from
Net investment income	0.00	(0.01)	(0.26)	(0.21)	(0.17)	(0.28)
Net realized gains	0.00	(1.35)	(2.14)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(1.36)	(2.40)	(0.21)	(0.17)	(0.28)
Net asset value, end of period	$33.40	$30.68	$35.46	$38.33	$21.56	$24.92
Total return[2]	8.87%	(9.95)%	(1.41)%	78.63%	(12.97)%	(14.38)%
Ratios to average net assets (annualized)*
Gross expenses	0.88%	0.89%	0.89%	0.89%	0.90%	1.09%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.49%	1.11%	0.71%	0.73%	1.22%	0.77%
Supplemental data
Portfolio turnover rate[3]	56%	87%	70%	62%	78%	168%
Net assets, end of period (000s omitted)	$18,431	$14,573	$8,021	$9,007	$6,491	$731

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.74%
Year ended May 31, 2023	0.74%
Year ended May 31, 2022	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$30.33	$35.15	$37.98	$21.40	$24.80	$29.23
Net investment income	0.19 [1]	0.28 [1]	0.17 [1]	0.10 [1]	0.21 [1]	0.14 [1]
Net realized and unrealized gains (losses) on investments	2.44	(3.75)	(0.75)	16.62	(3.43)	(4.43)
Total from investment operations	2.63	(3.47)	(0.58)	16.72	(3.22)	(4.29)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.11)	(0.14)	(0.18)	(0.14)
Net realized gains	0.00	(1.35)	(2.14)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(1.35)	(2.25)	(0.14)	(0.18)	(0.14)
Net asset value, end of period	$32.96	$30.33	$35.15	$37.98	$21.40	$24.80
Total return[2]	8.67%	(10.20)%	(1.71)%	77.91%	(13.18)%	(14.65)%
Ratios to average net assets (annualized)*
Gross expenses	1.23%	1.24%	1.24%	1.24%	1.32%	1.35%
Net expenses	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income	1.16%	0.86%	0.45%	0.35%	0.82%	0.49%
Supplemental data
Portfolio turnover rate[3]	56%	87%	70%	62%	78%	168%
Net assets, end of period (000s omitted)	$18,044	$17,743	$23,813	$32,721	$15,581	$13,905

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.74%
Year ended May 31, 2023	0.74%
Year ended May 31, 2022	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
16 | Allspring Small Company Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$30.51	$35.30	$38.13	$21.46	$24.86	$29.40
Net investment income	0.22 [1]	0.35 [1]	0.20 [1]	0.15 [1]	0.25	0.19 [1]
Net realized and unrealized gains (losses) on investments	2.47	(3.78)	(0.71)	16.70	(3.43)	(4.45)
Total from investment operations	2.69	(3.43)	(0.51)	16.85	(3.18)	(4.26)
Distributions to shareholders from
Net investment income	0.00	(0.01)	(0.18)	(0.18)	(0.22)	(0.28)
Net realized gains	0.00	(1.35)	(2.14)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(1.36)	(2.32)	(0.18)	(0.22)	(0.28)
Net asset value, end of period	$33.20	$30.51	$35.30	$38.13	$21.46	$24.86
Total return[2]	8.82%	(10.03)%	(1.53)%	78.39%	(13.03)%	(14.46)%
Ratios to average net assets (annualized)*
Gross expenses	0.98%	0.99%	0.99%	0.99%	1.07%	1.14%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	1.35%	1.06%	0.54%	0.52%	1.04%	0.68%
Supplemental data
Portfolio turnover rate[3]	56%	87%	70%	62%	78%	168%
Net assets, end of period (000s omitted)	$104,501	$110,536	$115,479	$72,123	$33,600	$33,116

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.74%
Year ended May 31, 2023	0.74%
Year ended May 31, 2022	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Fund | 17

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Small Company Value Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Small Company Value Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of November 30, 2023, the Fund owned 88.78% of Allspring Small Company Value Portfolio.  The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2023 are included in this report and should be read in conjunction with the Fund’s financial statements.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
18 | Allspring Small Company Value Fund

Notes to financial statements (unaudited)
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $385,348,064 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$72,588,944
Gross unrealized losses	(0)
Net unrealized gains	$72,588,944
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
At November 30, 2023, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation	$457,937,008
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended November 30, 2023, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Prior to June 30, 2023, the class-level administration fee for Class A and Class C was 0.21% of its respective average daily net assets.
Allspring Small Company Value Fund | 19

Notes to financial statements (unaudited)
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of November 30, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	1.15%
Class C	1.90
Class R6	0.75
Administrator Class	1.05
Institutional Class	0.85
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2023, Allspring Funds Distributor received $276 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in the affiliated Master Portfolio.  Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio at the end of the period by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2023 were $260,742,070 and $287,981,224, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
Concentration risks result from exposure to a limited number of sectors. Through its investment in the affiliated Master Portfolio which may invest a substantial portion of its assets in any sectors, the Fund may in turn be more affected by changes in that sectors than a fund whose investments are not heavily weighted in any sectors. As of the end of the period, the Master Portfolio concentrated its portfolio in investments related to the financials sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without
20 | Allspring Small Company Value Fund

Notes to financial statements (unaudited)
the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Small Company Value Fund | 21

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.90%
Communication services: 0.87%
Interactive media & services: 0.87%
Cargurus, Inc.†	206,347	$4,461,222
Consumer discretionary: 13.93%
Automobile components: 1.07%
Patrick Industries, Inc.	67,421	5,531,219
Diversified consumer services: 0.77%
Adtalem Global Education, Inc.†	35,662	2,031,664
Grand Canyon Education, Inc.†	14,081	1,925,154
		3,956,818
Hotels, restaurants & leisure: 1.32%
Carrols Restaurant Group, Inc.	169,820	1,282,141
Wyndham Hotels & Resorts, Inc.	71,319	5,515,811
		6,797,952
Household durables: 3.72%
Cavco Industries, Inc.†	17,596	4,975,797
Century Communities, Inc.	85,362	6,158,015
Ethan Allen Interiors, Inc.	65,475	1,757,349
Meritage Homes Corp.	44,783	6,327,838
		19,218,999
Leisure products: 1.16%
Johnson Outdoors, Inc. Class A	61,636	3,238,356
Malibu Boats, Inc. Class A†	61,918	2,739,252
		5,977,608
Specialty retail: 5.51%
American Eagle Outfitters, Inc.	294,649	5,607,170
Dick’s Sporting Goods, Inc.	51,267	6,669,837
Foot Locker, Inc.†	187,486	5,048,998
ODP Corp.†	25,441	1,158,838
Shoe Carnival, Inc.	130,567	3,171,472
Williams-Sonoma, Inc.	35,978	6,747,314
		28,403,629
Textiles, apparel & luxury goods: 0.38%
Rocky Brands, Inc.	68,441	1,975,892
Consumer staples: 2.55%
Beverages: 0.49%
Coca-Cola Consolidated, Inc.	3,445	2,530,421
Consumer staples distribution & retail: 1.09%
Grocery Outlet Holding Corp.†	75,275	2,123,508
The accompanying notes are an integral part of these financial statements.
22 | Allspring Small Company Value Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Consumer staples distribution & retail(continued)
Ingles Markets, Inc. Class A	14,628	$1,193,937
Sprouts Farmers Market, Inc.†	53,723	2,314,387
		5,631,832
Food products: 0.82%
Cal-Maine Foods, Inc.	16,376	784,738
John B Sanfilippo & Son, Inc.	11,265	1,036,831
Tootsie Roll Industries, Inc.	72,238	2,390,355
		4,211,924
Household products: 0.15%
Central Garden & Pet Co. Class A†	21,429	777,444
Energy: 8.72%
Energy equipment & services: 1.99%
Helmerich & Payne, Inc.	137,966	4,998,508
Patterson-UTI Energy, Inc.	450,858	5,279,547
		10,278,055
Oil, gas & consumable fuels: 6.73%
California Resources Corp.	41,984	2,150,000
Callon Petroleum Co.†	101,010	3,158,583
Chord Energy Corp.	36,705	5,951,349
Diamondback Energy, Inc.	41,492	6,406,780
Murphy Oil Corp.	149,475	6,393,046
PBF Energy, Inc. Class A	72,172	3,204,437
SM Energy Co.	157,279	5,890,098
W&T Offshore, Inc.	468,750	1,565,625
		34,719,918
Financials: 24.95%
Banks: 13.99%
Ameris Bancorp	189,419	8,065,461
Atlantic Union Bankshares Corp.	252,018	7,704,190
Axos Financial, Inc.†	47,185	1,805,770
Banner Corp.	97,627	4,406,883
Customers Bancorp, Inc.†	183,977	8,291,843
FB Financial Corp.	160,295	5,379,500
Great Southern Bancorp, Inc.	108,458	5,510,751
Heritage Financial Corp.	104,684	1,865,469
Independent Bank Corp.	318,464	6,885,192
OFG Bancorp	228,074	7,654,163
Synovus Financial Corp.	233,497	7,189,373
Wintrust Financial Corp.	43,549	3,730,843
WSFS Financial Corp.	95,254	3,673,947
		72,163,385
Capital markets: 3.44%
Donnelley Financial Solutions, Inc.†	84,827	5,006,490
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Portfolio | 23

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Capital markets(continued)
Piper Sandler Cos.,	45,649	$7,063,270
Stifel Financial Corp.	93,121	5,682,243
		17,752,003
Financial services: 2.65%
Cass Information Systems, Inc.	39,902	1,649,948
Federal Agricultural Mortgage Corp. Class C	12,534	2,078,639
Jackson Financial, Inc. Class A	92,598	4,419,702
Walker & Dunlop, Inc.	30,687	2,578,322
WEX, Inc.†	16,530	2,918,867
		13,645,478
Insurance: 2.07%
Brighthouse Financial, Inc.†	71,030	3,695,691
Genworth Financial, Inc. Class A†	709,105	4,176,628
Unum Group	65,426	2,813,318
		10,685,637
Mortgage real estate investment trusts (REITs): 2.80%
AGNC Investment Corp.	810,409	7,147,807
Annaly Capital Management, Inc.	402,092	7,265,803
		14,413,610
Health care: 7.78%
Biotechnology: 0.74%
CRISPR Therapeutics AG†	57,455	3,833,972
Health care equipment & supplies: 3.02%
Globus Medical, Inc. Class A†	9,622	432,220
Haemonetics Corp.†	6,922	559,782
Integer Holdings Corp.†	28,573	2,492,137
Merit Medical Systems, Inc.†	55,712	3,986,751
Semler Scientific, Inc.†	41,573	1,602,223
Teleflex, Inc.	15,118	3,411,982
UFP Technologies, Inc.†	18,439	3,069,356
		15,554,451
Health care providers & services: 3.28%
Addus HomeCare Corp.†	36,186	3,155,419
AMN Healthcare Services, Inc.†	46,590	3,158,802
Brookdale Senior Living, Inc.†	206,558	1,094,757
Encompass Health Corp.	27,859	1,815,571
Ensign Group, Inc.	37,025	3,964,267
Option Care Health, Inc.†	106,728	3,175,158
Quipt Home Medical Corp.†	116,593	547,987
		16,911,961
The accompanying notes are an integral part of these financial statements.
24 | Allspring Small Company Value Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Pharmaceuticals: 0.74%
Perrigo Co. PLC	75,164	$2,289,496
Prestige Consumer Healthcare, Inc.†	26,586	1,524,707
		3,814,203
Industrials: 17.33%
Building products: 3.26%
CSW Industrials, Inc.	20,597	3,652,466
Gibraltar Industries, Inc.†	33,647	2,260,742
UFP Industries, Inc.	60,744	6,659,364
Zurn Elkay Water Solutions Corp. Class C	144,379	4,250,518
		16,823,090
Commercial services & supplies: 0.56%
Brady Corp. Class A	51,180	2,879,899
Construction & engineering: 2.12%
Comfort Systems USA, Inc.	18,804	3,640,078
MYR Group, Inc.†	26,837	3,339,060
Sterling Infrastructure, Inc.†	62,096	3,943,717
		10,922,855
Electrical equipment: 0.85%
Atkore, Inc.†	27,780	3,608,622
Regal Rexnord Corp.	6,600	790,680
		4,399,302
Ground transportation: 1.08%
ArcBest Corp.	46,573	5,551,036
Machinery: 5.12%
Allison Transmission Holdings, Inc.	22,989	1,229,452
Federal Signal Corp.	72,283	4,983,190
Hillenbrand, Inc.	21,517	833,569
Kadant, Inc.	18,296	4,768,303
Miller Industries, Inc.	95,245	3,785,036
Standex International Corp.	37,027	4,954,953
Tennant Co.	26,931	2,305,832
Timken Co.	34,077	2,467,175
Wabash National Corp.	50,293	1,102,423
		26,429,933
Marine transportation: 0.93%
Matson, Inc.	50,160	4,803,823
Professional services: 0.96%
CBIZ, Inc.†	77,799	4,503,784
Genpact Ltd.	13,802	468,716
		4,972,500
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Portfolio | 25

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Trading companies & distributors: 2.45%
Air Lease Corp.	29,603	$1,148,300
Boise Cascade Co.	59,330	6,484,769
Hudson Technologies, Inc.†	204,055	2,520,079
McGrath RentCorp	24,282	2,469,237
		12,622,385
Information technology: 8.92%
Communications equipment: 0.20%
Aviat Networks, Inc.†	16,806	509,390
Harmonic, Inc.†	48,352	534,773
		1,044,163
Electronic equipment, instruments & components: 4.23%
Belden, Inc.	16,490	1,095,596
ePlus, Inc.†	71,663	4,549,167
Insight Enterprises, Inc.†	23,176	3,509,310
Napco Security Technologies, Inc.	125,106	3,828,243
PC Connection, Inc.	71,874	4,285,847
Richardson Electronics Ltd.	42,930	558,949
Rogers Corp.†	12,190	1,577,386
Sanmina Corp.†	47,621	2,386,288
		21,790,786
IT services: 2.15%
EPAM Systems, Inc.†	17,658	4,559,119
Hackett Group, Inc.	110,993	2,476,254
Kyndryl Holdings, Inc.†	224,174	4,041,857
		11,077,230
Semiconductors & semiconductor equipment: 1.83%
Cirrus Logic, Inc.†	33,816	2,566,973
Diodes, Inc.†	25,196	1,673,518
FormFactor, Inc.†	58,566	2,200,910
Onto Innovation, Inc.†	21,413	3,019,447
		9,460,848
Software: 0.51%
Mitek Systems, Inc.†	231,677	2,615,634
Materials: 6.80%
Chemicals: 3.10%
AdvanSix, Inc.	31,154	814,054
Ashland, Inc.	13,338	1,065,973
Cabot Corp.	53,240	4,040,916
Core Molding Technologies, Inc.†	67,429	1,213,048
Hawkins, Inc.	85,010	5,223,014
Koppers Holdings, Inc.	58,759	2,654,144
Minerals Technologies, Inc.	15,902	996,101
		16,007,250
The accompanying notes are an integral part of these financial statements.
26 | Allspring Small Company Value Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Construction materials: 2.05%
Eagle Materials, Inc.	29,532	$5,346,768
Knife River Corp.†	87,879	5,244,619
		10,591,387
Containers & packaging: 0.46%
Greif, Inc. Class A	33,850	2,366,115
Metals & mining: 1.19%
Materion Corp.	19,285	2,181,327
Ramaco Resources, Inc. Class A	142,016	2,371,667
Worthington Industries, Inc.	21,927	1,572,166
		6,125,160
Real estate: 6.95%
Diversified REITs: 0.37%
Armada Hoffler Properties, Inc.	173,851	1,908,884
Health care REITs: 0.41%
Global Medical REIT, Inc.	211,667	2,123,020
Industrial REITs : 1.98%
Plymouth Industrial REIT, Inc.	185,753	4,040,128
STAG Industrial, Inc.	172,057	6,168,243
		10,208,371
Office REITs : 0.65%
Vornado Realty Trust†	142,125	3,345,623
Retail REITs : 2.73%
Agree Realty Corp.	60,187	3,563,672
Brixmor Property Group, Inc.	254,133	5,468,942
Retail Opportunity Investments Corp.	137,072	1,764,117
Tanger, Inc.	131,431	3,280,518
		14,077,249
Specialized REITs : 0.81%
PotlatchDeltic Corp.	90,973	4,170,202
Utilities: 0.10%
Electric utilities: 0.10%
IDACORP, Inc.	5,301	511,546
Total common stocks (Cost $391,837,508)		510,075,924
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Portfolio | 27

Portfolio of investments—November 30, 2023 (unaudited)

	Expiration date	Shares	Value
Warrants: 0.00%
Energy: 0.00%
Energy equipment & services: 0.00%
Parker Drilling Co.†	9-25-2024	8,457	$169
Total warrants (Cost $0)			169

		Yield
Short-term investments: 0.89%
Investment companies: 0.89%
Allspring Government Money Market Fund Select Class♠∞		5.29%	4,605,062	4,605,062
Total short-term investments (Cost $4,605,062)				4,605,062
Total investments in securities (Cost $396,442,570)	99.79%			514,681,155
Other assets and liabilities, net	0.21			1,101,693
Total net assets	100.00%			$515,782,848

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,743,595	$38,161,191	$(38,299,724)	$0	$0	$4,605,062	4,605,062	$122,842
The accompanying notes are an integral part of these financial statements.
28 | Allspring Small Company Value Portfolio

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $391,837,508)	$510,076,093
Investments in affiliated securities, at value (cost $4,605,062)	4,605,062
Cash	165
Receivable for investments sold	3,063,949
Receivable for dividends	1,008,959
Prepaid expenses and other assets	4,247
Total assets	518,758,475
Liabilities
Payable for investments purchased	2,625,280
Advisory fee payable	295,300
Trustees’ fees and expenses payable	814
Accrued expenses and other liabilities	54,233
Total liabilities	2,975,627
Total net assets	$515,782,848
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Portfolio | 29

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $10,361)	$5,719,304
Income from affiliated securities	122,842
Interest	430
Total investment income	5,842,576
Expenses
Advisory fee	2,109,181
Custody and accounting fees	15,616
Professional fees	24,817
Interest holder report expenses	3,314
Trustees’ fees and expenses	11,926
Other fees and expenses	9,189
Total expenses	2,174,043
Less: Fee waivers and/or expense reimbursements	(219,610)
Net expenses	1,954,433
Net investment income	3,888,143
Realized and unrealized gains (losses) on investments
Net realized gains on investments	10,247,391
Net change in unrealized gains (losses) on investments	30,265,203
Net realized and unrealized gains (losses) on investments	40,512,594
Net increase in net assets resulting from operations	$44,400,737
The accompanying notes are an integral part of these financial statements.
30 | Allspring Small Company Value Portfolio

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)	Year ended May 31, 2023
Operations
Net investment income	$3,888,143	$6,611,825
Net realized gains (losses) on investments	10,247,391	(12,010,456)
Net change in unrealized gains (losses) on investments	30,265,203	(51,512,308)
Net increase (decrease) in net assets resulting from operations	44,400,737	(56,910,939)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	5,674,023	41,481,218
Withdrawals	(39,740,716)	(75,314,113)
Net decrease in net assets resulting from capital transactions	(34,066,693)	(33,832,895)
Total increase (decrease) in net assets	10,334,044	(90,743,834)
Net assets
Beginning of period	505,448,804	596,192,638
End of period	$515,782,848	$505,448,804
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Portfolio | 31

Financial highlights
Financial highlights

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
		2023	2022	2021	2020	2019
Total return[1]	8.78%	(9.95)%	(1.78)%	78.76%	(13.74)%	(14.51)%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.83%	0.83%	0.83%	0.82%	0.86%
Net expenses[2]	0.74%	0.74%	0.74%	0.74%	0.74%	0.75%
Net investment income	1.47%	1.17%	0.72%	0.71%	1.15%	0.80%
Supplemental data
Portfolio turnover rate	56%	87%	70%	62%	78%	168%

[1]	Returns for periods of less than one year are not annualized.
[2]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.
32 | Allspring Small Company Value Portfolio

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Small Company Value Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $399,922,128 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$136,308,865
Gross unrealized losses	(21,549,838)
Net unrealized gains	$114,759,027
Allspring Small Company Value Portfolio | 33

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$4,461,222	$0	$0	$4,461,222
Consumer discretionary	71,862,117	0	0	71,862,117
Consumer staples	13,151,621	0	0	13,151,621
Energy	44,997,973	0	0	44,997,973
Financials	128,660,113	0	0	128,660,113
Health care	40,114,587	0	0	40,114,587
Industrials	89,404,823	0	0	89,404,823
Information technology	45,988,661	0	0	45,988,661
Materials	35,089,912	0	0	35,089,912
Real estate	35,833,349	0	0	35,833,349
Utilities	511,546	0	0	511,546
Warrants
Energy	0	169	0	169
Short-term investments
Investment companies	4,605,062	0	0	4,605,062
Total assets	$514,680,986	$169	$0	$514,681,155
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At November 30, 2023, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.800%
Next $500 million	0.775
Next $1 billion	0.750
Next $1 billion	0.725
Next $1 billion	0.700
Over $4 billion	0.680
34 | Allspring Small Company Value Portfolio

Notes to financial statements (unaudited)
For the six months ended November 30, 2023, the advisory fee was equivalent to an annual rate of 0.80% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended November 30, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2023 were $293,264,627 and $323,876,372, respectively.
6.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Portfolio under the agreement.
7.
CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in financials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
Allspring Small Company Value Portfolio | 35

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

36 | Allspring Small Company Value Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Small Company Value Fund | 37

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

38 | Allspring Small Company Value Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Small Company Value Fund | 39

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-12052023-kkmxx55n 01-24
SAR1815 11-23

Multi-Asset Funds

Spectrum Aggressive Growth Fund
Spectrum Conservative Growth Fund
Spectrum Growth Fund
Spectrum Income Allocation Fund
Spectrum Moderate Growth Fund
Semi-Annual Report
November 30, 2023

The views expressed and any forward-looking statements are as of November 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Multi-Asset Funds | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Spectrum Funds for the six-month period that ended November 30, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 10.17%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.07% while the MSCI EM Index (Net) (USD)3 returned 4.60%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -0.80%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 0.63%, the Bloomberg Municipal Bond Index6 returned 2.29%, and the ICE BofA U.S. High Yield Index7 returned 5.53%.
Affected by high inflation and central bank rate hikes, markets were volatile.
The six-month period began in June with the Federal Reserve’s (Fed’s) first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)8, while continuing to decline, remained stubbornly high in June at 4.8%—well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls continuing to grow in June, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a good month for stocks, while bonds had more muted but positive monthly returns overall. More volatile sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Core Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Multi-Asset Funds

Letter to shareholders (unaudited)
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI1 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index2 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its November meeting.
1
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Multi-Asset Funds | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Multi-Asset Funds

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, each Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as each Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Multi-Asset Funds | 5

Performance highlights (unaudited)
Performance highlights
Allspring Spectrum Aggressive Growth Fund

Investment objective	The Fund seeks long-term capital appreciation with no emphasis on income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA†, FRM, Petros N. Bocray, CFA, FRM, Travis L. Keshemberg, CFA, CIPM, FRM, David Kowalske, Jr.††

Average annual total returns (%) as of November 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WEAFX)[3]	2-10-2017	1.73	7.85	6.95	7.94	9.14	7.59	1.04	1.01
Class C (WEACX)[4]	10-1-1997	6.14	8.32	7.20	7.14	8.32	7.20	1.79	1.76
Administrator Class [5]	2-4-2022	–	–	–	8.01	9.24	7.65	0.97	0.94
Institutional Class (WEAYX)[6]	7-31-2018	–	–	–	8.26	9.48	7.77	0.72	0.69
Russell 3000® Index[7]	–	–	–	–	12.61	11.77	11.19	–	–
Spectrum Aggressive Growth Blended Index[8]	–	–	–	–	11.67	9.80	8.87	–	–
MSCI ACWI ex USA Index (Net)[9]	–	–	–	–	9.26	5.06	3.41	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.27% in acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report, which do not include acquired fund fees and expenses.

[2]
The manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.74% for Class A, 1.49% for Class C, 0.67% for Administrator Class and 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the
Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.

[4]
Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for the Class C shares and the predecessor share class are similar.

[5]
Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares.

[6]
Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the
Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the
Institutional Class shares would be higher.

[7]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[8]
Source:  Allspring Funds Management, LLC. The Spectrum Aggressive Growth Blended Index is composed 70% of the Russell 3000® Index and 30% of the MSCI ACWI ex
USA Index (Net). Effective November 2, 2020, the WealthBuilder Equity Blended Index was renamed the Spectrum Aggressive Growth Blended Index. You cannot invest directly in an index.

†	Mr. Acharya has announced his intention to retire from Allspring Global Investments, LLC on February 15, 2024 but will continue to serve as a portfolio manager of the Fund until that date.
††	Mr. Kowalske became a portfolio manager of the Fund effective January 16, 2024.
CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
6 | Multi-Asset Funds

Performance highlights (unaudited)
Performance highlights (continued)
Allspring Spectrum Aggressive Growth Fund (continued)
Footnotes continued from previous page
[9]
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to alternative investment risk, foreign investment risk and smaller-company investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Ten largest holdings (%) as of November 30, 2023[1]
Allspring Disciplined Large Cap Portfolio	23.74
Allspring Factor Enhanced International Equity Portfolio	19.78
iShares Core S&P 500 ETF	12.94
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	8.90
Allspring Special Large Cap Value Fund Class R6	3.90
Allspring Discovery Large Cap Growth Fund Class R6	3.01
Allspring Premier Large Company Growth Fund Class R6	2.97
iShares Core S&P Small-Cap ETF	2.94
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	2.92
Allspring Emerging Markets Equity Fund Class R6	2.91

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of November 30, 2023
	Neutral allocation	Effective allocation[1]
Large Cap Funds	60	60
International Developed Funds	22	22
Small Cap Funds	10	10
Emerging Markets Funds	8	8

[1]
Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Multi-Asset Funds | 7

Performance highlights (unaudited)
Performance highlights
Allspring Spectrum Conservative Growth Fund

Investment objective	The Fund seeks a combination of current income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA†, FRM, Petros N. Bocray, CFA, Travis L. Keshemberg, CFA, CIPM, FRM, David Kowalske, Jr.††

Average annual total returns (%) as of November 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WMBGX)[3]	2-10-2017	-1.92	3.03	3.10	4.06	4.26	3.71	1.13	1.09
Class C (WMBFX)[4]	9-30-2004	2.23	3.51	3.35	3.23	3.51	3.35	1.88	1.84
Institutional Class (WMBZX)[5]	7-31-2018	–	–	–	4.40	4.60	3.89	0.81	0.77
Bloomberg U.S. Aggregate Bond Index[6]	–	–	–	–	1.18	0.71	1.37	–	–
Russell 3000® Index[7]	–	–	–	–	12.61	11.77	11.19	–	–
Spectrum Conservative Growth Blended Index[8]	–	–	–	–	5.20	4.54	4.52	–	–
Bloomberg U.S. TIPS Index[9]	–	–	–	–	0.14	2.72	2.00	–	–
ICE BofA U.S. High Yield Constrained Index[10]	–	–	–	–	8.69	4.00	4.20	–	–
MSCI ACWI ex USA Index (Net)[11]	–	–	–	–	9.26	5.06	3.41	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.35% in acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report, which do not include acquired fund fees and expenses.

[2]
The manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.74% for Class A, 1.49% for Class C and 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the
Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.

[4]
Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for the Class C shares and the predecessor share class are similar.

[5]
Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the
Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the
Institutional Class shares would be higher.

[6]
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.–dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[7]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

†	Mr. Acharya has announced his intention to retire from Allspring Global Investments, LLC on February 15, 2024 but will continue to serve as a portfolio manager of the Fund until that date.
††	Mr. Kowalske became a portfolio manager of the Fund effective January 16, 2024.
CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
8 | Multi-Asset Funds

Performance highlights (unaudited)
Performance highlights (continued)
Allspring Spectrum Conservative Growth Fund (continued)
Footnotes continued from previous page
[8]
Source:  Allspring Funds Management, LLC. Spectrum Conservative Growth Blended Index is composed 41% of the Bloomberg U.S. Aggregate Bond Index, 20% of the
Russell 3000® Index, 15% of the Bloomberg U.S. TIPS Index, 15% of ICE BofA U.S. High Yield Constrained Index, and 9% of the MSCI ACWI ex USA Index (Net). Effective
November 2, 2020, the WealthBuilder Moderate Balanced Blended Index, which was composed 60% of the Bloomberg U.S. Aggregate Bond Index, 28% of the Russell
3000® Index, and 12% of the MSCI ACWI ex USA Index (Net), was renamed the Spectrum Conservative Growth Blended Index. You cannot invest directly in an index.

[9]	The Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index is an index of inflation-indexed-linked U.S. Treasury securities. You cannot invest directly in an index.
[10]
The ICE BofA U.S. High Yield Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB–/Baa3, but are not in default. The ICE
BofA U.S. High Yield Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index. Copyright 2024. ICE
Data Indices, LLC. All rights reserved.

[11]
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Ten largest holdings (%) as of November 30, 2023[1]
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	13.10
Allspring Real Return Portfolio	11.99
Allspring Income Plus Fund Institutional Class	11.29
Allspring Core Bond Portfolio	9.60
Allspring Disciplined Large Cap Portfolio	6.95
Allspring High Yield Bond Fund Institutional Class	6.93
Allspring Factor Enhanced International Equity Portfolio	5.75
iShares Core S&P 500 ETF	5.38
Allspring Diversified Income Builder Fund Class R6	4.67
Allspring Alternative Risk Premia Fund Class R6	3.55

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of November 30, 2023
	Neutral allocation	Effective allocation[1]
Bond Funds	54	57
Stock Funds	28	35
Inflation Sensitive Funds	14	12
Alternative Funds	4	4
Effective Cash	0	(8)

[1]
Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Multi-Asset Funds | 9

Performance highlights (unaudited)
Performance highlights
Allspring Spectrum Growth Fund

Investment objective	The Fund seeks capital appreciation with a secondary emphasis on current income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA†, FRM, Petros N. Bocray, CFA, Travis L. Keshemberg, CFA, CIPM, FRM, David Kowalske, Jr.††

Average annual total returns (%) as of November 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WGAFX)[3]	2-10-2017	0.04	5.60	5.46	6.14	6.86	6.09	1.13	1.07
Class C (WGCFX)[4]	9-30-2004	4.32	6.08	5.73	5.32	6.08	5.73	1.88	1.82
Institutional Class (WGAYX)[5]	7-31-2018	–	–	–	6.44	7.22	6.26	0.81	0.75
Russell 3000® Index[6]	–	–	–	–	12.61	11.77	11.19	–	–
Bloomberg U.S. Aggregate Bond Index[7]	–	–	–	–	1.18	0.71	1.37	–	–
Spectrum Growth Blended Index[8]	–	–	–	–	8.12	6.99	6.92	–	–
MSCI ACWI ex USA Index (Net)[9]	–	–	–	–	9.26	5.06	3.41	–	–
Bloomberg U.S. TIPS Index[10]	–	–	–	–	0.14	2.72	2.00	–	–
ICE BofA U.S. High Yield Constrained Index[11]	–	–	–	–	8.69	4.00	4.20	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.33% in acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report, which do not include acquired fund fees and expenses.

[2]
The manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.74% for Class A, 1.49% for Class C and 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the
Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.

[4]
Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for the Class C shares and the predecessor share class are similar.

[5]
Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the
Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the
Institutional Class shares would be higher.

[6]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[7]
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.–dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

†	Mr. Acharya has announced his intention to retire from Allspring Global Investments, LLC on February 15, 2024 but will continue to serve as a portfolio manager of the Fund until that date.
††	Mr. Kowalske became a portfolio manager of the Fund effective January 16, 2024.
CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
10 | Multi-Asset Funds

Performance highlights (unaudited)
Performance highlights (continued)
Allspring Spectrum Growth Fund (continued)
Footnotes continued from previous page
[8]
Source:  Allspring Funds Management, LLC. Spectrum Growth Blended Index is composed 40% of the Russell 3000® Index, 17% of the MSCI ACWI ex USA Index (Net), 15%
of the Bloomberg U.S. Aggregate Bond Index, 14% of the Bloomberg U.S. TIPS Index, and 14% of ICE BofA U.S. High Yield Constrained Index. Effective November 2, 2020,
the WealthBuilder Growth Allocation Blended Index, which was composed 56% of the Russell 3000® Index, 24% of the MSCI ACWI ex USA Index (Net), and 20% of the
Bloomberg U.S. Aggregate Bond Index, was renamed the Spectrum Growth Blended Index. You cannot invest directly in an index.

[9]
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[10]	The Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index is an index of inflation-indexed-linked U.S. Treasury securities. You cannot invest directly in an index.
[11]
The ICE BofA U.S. High Yield Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB–/Baa3, but are not in default. The ICE
BofA U.S. High Yield Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index. Copyright 2024. ICE
Data Indices, LLC. All rights reserved.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Ten largest holdings (%) as of November 30, 2023[1]
Allspring Disciplined Large Cap Portfolio	14.68
Allspring Factor Enhanced International Equity Portfolio	11.91
Allspring Real Return Portfolio	11.48
Allspring High Yield Bond Fund Institutional Class	7.45
Allspring Diversified Income Builder Fund Class R6	5.61
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	5.58
iShares Core S&P 500 ETF	5.08
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	3.39
Allspring Special Large Cap Value Fund Class R6	2.46
iShares Core U.S. Aggregate Bond ETF	2.44

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of November 30, 2023
	Neutral allocation	Effective allocation[1]
Stock Funds	58	63
Bond Funds	24	31
Inflation Sensitive Funds	15	12
Alternative Funds	3	2
Effective Cash	0	(8)

[1]
Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Multi-Asset Funds | 11

Performance highlights (unaudited)
Performance highlights
Allspring Spectrum Income Allocation Fund

Investment objective	The Fund seeks current income with a secondary emphasis on capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA†, FRM, Petros N. Bocray, CFA, Travis L. Keshemberg, CFA, CIPM, FRM, David Kowalske, Jr.††

Average annual total returns (%) as of November 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WCAFX)[3]	2-10-2017	-3.86	1.03	1.40	2.01	2.23	2.01	1.14	1.06
Class C (WCCFX)[4]	9-30-2004	0.23	1.45	1.62	1.23	1.45	1.62	1.89	1.81
Institutional Class (WCYFX)[5]	7-31-2018	–	–	–	2.24	2.55	2.17	0.82	0.74
Bloomberg U.S. Aggregate Bond Index[6]	–	–	–	–	1.18	0.71	1.37	–	–
Russell 3000® Index[7]	–	–	–	–	12.61	11.77	11.19	–	–
Spectrum Income Allocation Blended Index[8]	–	–	–	–	3.24	2.63	2.95	–	–
ICE BofA U.S. High Yield Constrained Index[9]	–	–	–	–	8.69	4.00	4.20	–	–
Bloomberg U.S. TIPS Index[10]	–	–	–	–	0.14	2.72	2.00	–	–
MSCI ACWI ex USA Index (Net)[11]	–	–	–	–	9.26	5.06	3.41	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.32% in acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report, which do not include acquired fund fees and expenses.

[2]
The manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.74% for Class A, 1.49% for Class C and 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the
Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.

[4]
Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for the Class C shares and the predecessor share class are similar.

[5]
Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the
Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the
Institutional Class shares would be higher.

[6]
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.–dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[7]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

†	Mr. Acharya has announced his intention to retire from Allspring Global Investments, LLC on February 15, 2024 but will continue to serve as a portfolio manager of the Fund until that date.
††	Mr. Kowalske became a portfolio manager of the Fund effective January 16, 2024.
CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
12 | Multi-Asset Funds

Performance highlights (unaudited)
Performance highlights (continued)
Allspring Spectrum Income Allocation Fund (continued)
Footnotes continued from previous page
[8]
Source:  Allspring Funds Management, LLC. Spectrum Income Allocation Blended Index is composed 65% of the Bloomberg U.S. Aggregate Bond Index, 15% of ICE BofA
U.S. High Yield Constrained Index, 10% of the Bloomberg U.S. TIPS Index, 7% of the Russell 3000® Index, and 3% of the MSCI ACWI ex USA Index (Net). Effective
November 2, 2020, the WealthBuilder Growth Allocation Blended Index, which was composed 80% of the Bloomberg U.S. Aggregate Bond Index, 14% of the Russell
3000® Index, and 6% of the MSCI ACWI ex USA Index (Net), was renamed the Spectrum Income Allocation Blended Index. You cannot invest directly in an index.

[9]
The ICE BofA U.S. High Yield Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB–/Baa3, but are not in default. The ICE
BofA U.S. High Yield Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index. Copyright 2024. ICE
Data Indices, LLC. All rights reserved.

[10]	The Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index is an index of inflation-indexed-linked U.S. Treasury securities. You cannot invest directly in an index.
[11]
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Ten largest holdings (%) as of November 30, 2023[1]
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	24.00
Allspring Core Bond Portfolio	21.17
Allspring Real Return Portfolio	11.56
Allspring Income Plus Fund Institutional Class	9.88
Allspring High Yield Bond Fund Institutional Class	6.37
Allspring Diversified Income Builder Fund Class R6	4.15
Allspring Alternative Risk Premia Fund Class R6	3.14
Allspring Global Investment Grade Credit Fund Class R6	2.96
Allspring Disciplined Large Cap Portfolio	2.96
iShares Core S&P 500 ETF	2.77

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of November 30, 2023
	Neutral allocation	Effective allocation[1]
Bond Funds	77	77
Stock Funds	10	16
Inflation Sensitive Funds	10	12
Alternative Funds	3	3
Effective Cash	0	(8)

[1]
Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Multi-Asset Funds | 13

Performance highlights (unaudited)
Performance highlights
Allspring Spectrum Moderate Growth Fund

Investment objective	The Fund seeks a combination of capital appreciation and current income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA†, FRM, Petros N. Bocray, CFA, Travis L. Keshemberg, CFA, CIPM, FRM, David Kowalske, Jr.††

Average annual total returns (%) as of November 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WGBAX)[3]	2-10-2017	-0.66	4.60	4.49	5.40	5.84	5.11	1.11	1.10
Class C (WGBFX)[4]	10-1-1997	3.60	5.07	4.74	4.60	5.07	4.74	1.86	1.85
Institutional Class (WGBIX)[5]	7-31-2018	–	–	–	5.69	6.18	5.27	0.79	0.78
Russell 3000® Index[6]	–	–	–	–	12.61	11.77	11.19	–	–
Bloomberg U.S. Aggregate Bond Index[7]	–	–	–	–	1.18	0.71	1.37	–	–
Spectrum Moderate Growth Blended Index[8]	–	–	–	–	6.95	6.05	5.87	–	–
Bloomberg U.S. TIPS Index[9]	–	–	–	–	0.14	2.72	2.00	–	–
ICE BofA U.S. High Yield Constrained Index[10]	–	–	–	–	8.69	4.00	4.20	–	–
MSCI ACWI ex USA Index (Net)[11]	–	–	–	–	9.26	5.06	3.41	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.36% in acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report, which do not include acquired fund fees and expenses.

[2]
The manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.74% for Class A, 1.49% for Class C and 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the
Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.

[4]
Prior to February 13, 2017, historical performance shown for the Class C shares reflects the performance of the Fund’s predecessor WealthBuilder Portfolio share class and does not reflect the front-end sales load previously attributable to the predecessor class. The expenses for the Class C shares and the predecessor share class are similar.

[5]
Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the
Institutional Class shares do not have a sales load but not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the
Institutional Class shares would be higher.

[6]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[7]
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.–dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

†	Mr. Acharya has announced his intention to retire from Allspring Global Investments, LLC on February 15, 2024 but will continue to serve as a portfolio manager of the Fund until that date.
††	Mr. Kowalske became a portfolio manager of the Fund effective January 16, 2024.
CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
14 | Multi-Asset Funds

Performance highlights (unaudited)
Performance highlights (continued)
Allspring Spectrum Moderate Growth Fund (continued)
Footnotes continued from previous page
[8]
Source:  Allspring Funds Management, LLC. Spectrum Moderate Growth Blended Index is composed 32% of the Russell 3000® Index, 26% of the Bloomberg
U.S. Aggregate Bond Index, 14% of the Bloomberg U.S. TIPS Index, 14% of ICE BofA U.S. High Yield Constrained Index, and 14% of the MSCI ACWI ex USA Index (Net).
Effective November 2, 2020, the WealthBuilder Growth Balanced Blended Index, which was composed of 42% of the Russell 3000® Index, 40% of the Bloomberg
U.S. Aggregate Bond Index, and 18% of the MSCI ACWI ex USA Index (Net), was renamed the Spectrum Moderate Growth Blended Index. You cannot invest directly in an index.

[9]	The Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index is an index of inflation-indexed-linked U.S. Treasury securities. You cannot invest directly in an index.
[10]
The ICE BofA U.S. High Yield Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB–/Baa3, but are not in default. The ICE
BofA U.S. High Yield Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index. Copyright 2024. ICE
Data Indices, LLC. All rights reserved.

[11]
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Ten largest holdings (%) as of November 30, 2023[1]
Allspring Disciplined Large Cap Portfolio	11.94
Allspring Real Return Portfolio	11.23
Allspring Factor Enhanced International Equity Portfolio	9.97
Allspring Income Plus Fund Institutional Class	7.72
Allspring High Yield Bond Fund Institutional Class	6.50
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	5.83
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	4.97
Allspring Diversified Income Builder Fund Class R6	4.94
Allspring Core Bond Portfolio	4.38
iShares Core S&P 500 ETF	4.00

[1]	Figures represent the percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Allocation (%) as of November 30, 2023
	Neutral allocation	Effective allocation[1]
Stock Funds	45	52
Bond Funds	37	41
Inflation Sensitive Funds	14	11
Alternative Funds	4	4
Effective Cash	0	(8)

[1]
Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Multi-Asset Funds | 15

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2023 to November 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2023	Ending account value 11-30-2023	Expenses paid during the period[1], [2]	Annualized net expense ratio[2]
Spectrum Aggressive Growth Fund
Class A
Actual	$1,000.00	$1,070.80	$3.83	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.74	0.74%
Class C
Actual	$1,000.00	$1,066.80	$7.70	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.52	1.49%
Administrator Class
Actual	$1,000.00	$1,070.60	$3.47	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.65	$3.39	0.67%
Institutional Class
Actual	$1,000.00	$1,071.70	$2.18	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.90	$2.12	0.42%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

[2]	Amounts do not reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

16 | Multi-Asset Funds

Fund expenses (unaudited)

	Beginning account value 6-1-2023	Ending account value 11-30-2023	Expenses paid during the period[1], [2]	Annualized net expense ratio[2]
Spectrum Conservative Growth Fund
Class A
Actual	$1,000.00	$1,032.20	$3.76	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.74	0.74%
Class C
Actual	$1,000.00	$1,028.30	$7.56	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.52	1.49%
Institutional Class
Actual	$1,000.00	$1,033.80	$2.14	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.90	$2.12	0.42%
Spectrum Growth Fund
Class A
Actual	$1,000.00	$1,054.10	$3.80	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.74	0.74%
Class C
Actual	$1,000.00	$1,049.90	$7.64	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.52	1.49%
Institutional Class
Actual	$1,000.00	$1,056.00	$2.16	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.90	$2.12	0.42%
Spectrum Income Allocation Fund
Class A
Actual	$1,000.00	$1,012.60	$3.72	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.74	0.74%
Class C
Actual	$1,000.00	$1,008.70	$7.48	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.52	1.49%
Institutional Class
Actual	$1,000.00	$1,013.10	$2.11	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.90	$2.12	0.42%
Spectrum Moderate Growth Fund
Class A
Actual	$1,000.00	$1,046.60	$3.79	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.74	0.74%
Class C
Actual	$1,000.00	$1,042.60	$7.61	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.52	1.49%
Institutional Class
Actual	$1,000.00	$1,047.60	$2.15	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.90	$2.12	0.42%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

[2]	Amounts do not reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

Multi-Asset Funds | 17

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments
Spectrum Aggressive Growth Fund

	Shares	Value
Investment companies: 96.81%
Affiliated master portfolios: 61.75%
Allspring Disciplined Large Cap Portfolio		$108,988,597
Allspring Emerging Growth Portfolio		9,111,753
Allspring Factor Enhanced Emerging Markets Equity Portfolio		11,305,520
Allspring Factor Enhanced International Equity Portfolio		90,813,798
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		40,878,967
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		13,421,847
Allspring Small Company Value Portfolio		8,982,617
		283,503,099
Exchange-traded funds: 22.27%
iShares Core MSCI EAFE ETF	168,466	11,379,878
iShares Core MSCI Emerging Markets ETF	181,710	9,021,901
iShares Core S&P 500 ETF	129,559	59,392,437
iShares Core S&P Small-Cap ETF	140,057	13,479,086
iShares Russell 1000 Growth ETF	30,815	8,962,851
		102,236,153
Stock funds: 12.79%
Allspring Discovery Large Cap Growth Fund Class R6♠†	1,382,920	13,843,031
Allspring Emerging Markets Equity Fund Class R6♠	545,776	13,376,976
Allspring Premier Large Company Growth Fund Class R6♠†	1,070,050	13,643,138
Allspring Special Large Cap Value Fund Class R6♠	1,535,131	17,884,280
		58,747,425
Total investment companies (Cost $388,865,389)		444,486,677

		Yield
Short-term investments: 0.07%
Investment companies: 0.07%
Allspring Government Money Market Fund Select Class♠∞		5.29%	300,000	300,000
Total short-term investments (Cost $300,000)				300,000
Total investments in securities (Cost $389,165,389)	96.88%			444,786,677
Other assets and liabilities, net	3.12			14,346,816
Total net assets	100.00%			$459,133,493

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
∞	The rate represents the 7-day annualized yield at period end.
The accompanying notes are an integral part of these financial statements.
18 | Multi-Asset Funds

Portfolio of investments—November 30, 2023 (unaudited)

Spectrum Aggressive Growth Fund
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Discovery Large Cap Growth Fund Class R6†	$18,356,702	$76,677	$(6,531,333)	$472,655	$1,468,330	$13,843,031
Allspring Emerging Markets Equity Fund Class R6	13,346,748	279,624	(600,077)	(129,027)	479,708	13,376,976
Allspring Premier Large Company Growth Fund Class R6†	18,317,214	2,397,581	(6,723,819)	(1,221,118)	873,280	13,643,138
Allspring Special Large Cap Value Fund Class R6	17,854,244	100,067	(1,350,482)	(128,224)	1,408,675	17,884,280
Short-term investments
Allspring Government Money Market Fund Select Class	300,000	29,026,851	(29,026,851)	0	0	300,000
				$(1,005,714)	$4,229,993	$59,047,425

	Shares, end of period	Dividends from affiliated Underlying Funds	Net realized gains on capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Discovery Large Cap Growth Fund Class R6†	1,382,920	$0	$0
Allspring Emerging Markets Equity Fund Class R6	545,776	0	0
Allspring Premier Large Company Growth Fund Class R6†	1,070,050	0	2,182,127
Allspring Special Large Cap Value Fund Class R6	1,535,131	0	0
Short-term investments
Allspring Government Money Market Fund Select Class	300,000	3,495	0
		$3,495	$2,182,127

†	Non-income-earning security
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 19

Portfolio of investments—November 30, 2023 (unaudited)

Spectrum Aggressive Growth Fund
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Disciplined Large Cap Portfolio	50.69%	51.65%	$5,239,533	$5,085,574	$823,122	$4,101	$40,991	$108,988,597
Allspring Emerging Growth Portfolio	2.71	3.04	(327,817)	85,123	6,651	68	5,465	9,111,753
Allspring Factor Enhanced Emerging Markets Equity Portfolio	10.67	10.64	579,377	(251,351)	199,569	735	7,954	11,305,520
Allspring Factor Enhanced International Equity Portfolio	20.84	20.79	14,241,891	(10,075,956)	510,653	5,458	94,736	90,813,798
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	10.67	11.00	14,092,554	(10,358,707)	366,462	5,390	38,593	40,878,967
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	11.27	11.25	835,400	(426,812)	96,807	1,704	15,433	13,421,847
Allspring Small Company Value Portfolio	1.70	1.74	176,512	586,287	98,303	7	2,110	8,982,617
			$34,837,450	$(15,355,842)	$2,101,567	$17,463	$205,282	$283,503,099
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	99	12-7-2023	$15,725,940	$15,865,641	$139,701	$0
E-Mini Russell 2000 Index	149	12-15-2023	13,379,559	13,500,890	121,331	0
E-Mini S&P 500 Index	227	12-15-2023	51,807,243	51,946,113	138,870	0
MSCI EAFE Index	855	12-15-2023	90,860,132	90,912,150	52,018	0
MSCI Emerging Markets Index	228	12-15-2023	11,265,744	11,252,940	0	(12,804)
Euro Futures	100	12-18-2023	13,730,467	13,621,250	0	(109,217)
Japanese Yen Futures	191	12-18-2023	16,481,536	16,147,856	0	(333,680)
Short
Euro STOXX 50 Index	(340)	12-15-2023	(15,516,774)	(16,250,660)	0	(733,886)
New Zealand Dollar Futures	(114)	12-18-2023	(6,715,776)	(7,022,970)	0	(307,194)
Swiss Franc Futures	(97)	12-18-2023	(13,894,908)	(13,875,850)	19,058	0
U.S. Dollar Futures	(112)	12-18-2023	(11,505,998)	(11,583,936)	0	(77,938)
					$470,978	$(1,574,719)
The accompanying notes are an integral part of these financial statements.
20 | Multi-Asset Funds

Portfolio of investments—November 30, 2023 (unaudited)

Spectrum Conservative Growth Fund

	Shares	Value
Investment companies: 98.10%
Affiliated master portfolios: 53.11%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$31,668,658
Allspring Core Bond Portfolio		23,201,013
Allspring Disciplined Large Cap Portfolio		16,790,935
Allspring Emerging Growth Portfolio		1,449,232
Allspring Factor Enhanced Emerging Markets Equity Portfolio		1,676,527
Allspring Factor Enhanced International Equity Portfolio		13,899,797
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		6,893,051
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		2,369,090
Allspring Real Return Portfolio		28,974,100
Allspring Small Company Value Portfolio		1,429,410
		128,351,813
Alternative investment funds: 3.55%
Allspring Alternative Risk Premia Fund Class R6♠	1,032,871	8,583,156
Bond funds: 21.19%
Allspring Global Investment Grade Credit Fund Class R6♠	842,827	7,180,883
Allspring High Yield Bond Fund Institutional Class♠	5,711,800	16,735,573
Allspring Income Plus Fund Institutional Class♠	3,207,279	27,293,944
		51,210,400
Exchange-traded funds: 11.61%
iShares Core MSCI EAFE ETF	28,510	1,925,851
iShares Core MSCI Emerging Markets ETF	28,929	1,436,325
iShares Core S&P 500 ETF	28,387	13,013,169
iShares Core S&P Small-Cap ETF	19,864	1,911,711
iShares Core U.S. Aggregate Bond ETF	62,025	5,970,526
iShares Russell 1000 Growth ETF	4,932	1,434,522
iShares U.S. Treasury Bond ETF	105,536	2,367,172
		28,059,276
Multi-asset funds: 4.67%
Allspring Diversified Income Builder Fund Class R6♠	2,088,895	11,280,035
Stock funds: 3.97%
Allspring Discovery Large Cap Growth Fund Class R6♠†	242,764	2,430,071
Allspring Emerging Markets Equity Fund Class R6♠	77,271	1,893,915
Allspring Premier Large Company Growth Fund Class R6♠†	188,789	2,407,055
Allspring Special Large Cap Value Fund Class R6♠	246,895	2,876,330
		9,607,371
Total investment companies (Cost $239,958,126)		237,092,051
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 21

Portfolio of investments—November 30, 2023 (unaudited)

Spectrum Conservative Growth Fund

		Yield	Shares	Value
Short-term investments: 0.08%
Investment companies: 0.08%
Allspring Government Money Market Fund Select Class♠∞		5.29%	200,000	$200,000
Total short-term investments (Cost $200,000)				200,000
Total investments in securities (Cost $240,158,126)	98.18%			237,292,051
Other assets and liabilities, net	1.82			4,396,922
Total net assets	100.00%			$241,688,973

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6	$9,540,449	$78,037	$(1,139,691)	$(208,498)	$312,859	$8,583,156
Allspring Discovery Large Cap Growth Fund Class R6†	3,107,539	63,337	(1,074,101)	139,301	193,995	2,430,071
Allspring Diversified Income Builder Fund Class R6	12,098,756	339,029	(1,486,245)	(144,344)	472,839	11,280,035
Allspring Emerging Markets Equity Fund Class R6	2,026,357	51,185	(244,695)	(71,704)	132,772	1,893,915
Allspring Global Investment Grade Credit Fund Class R6	7,752,710	207,667	(764,340)	(192,154)	177,000	7,180,883
Allspring High Yield Bond Fund Institutional Class	18,061,427	1,153,757	(2,710,777)	(400,986)	632,152	16,735,573
Allspring Income Plus Fund Institutional Class	29,501,895	1,443,519	(3,471,673)	(349,524)	169,727	27,293,944
Allspring Premier Large Company Growth Fund Class R6†	3,097,321	457,557	(1,118,343)	(178,533)	149,053	2,407,055
Allspring Special Large Cap Value Fund Class R6	3,031,770	16,624	(388,976)	(35,258)	252,170	2,876,330
Short-term investments
Allspring Government Money Market Fund Select Class	200,000	8,277,060	(8,277,060)	0	0	200,000
				$(1,441,700)	$2,492,567	$80,880,962
The accompanying notes are an integral part of these financial statements.
22 | Multi-Asset Funds

Portfolio of investments—November 30, 2023 (unaudited)

Spectrum Conservative Growth Fund

	Shares, end of period	Dividends from affiliated Underlying Funds	Net realized gains on capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6	1,032,871	$0	$0
Allspring Discovery Large Cap Growth Fund Class R6†	242,764	0	0
Allspring Diversified Income Builder Fund Class R6	2,088,895	319,479	0
Allspring Emerging Markets Equity Fund Class R6	77,271	0	0
Allspring Global Investment Grade Credit Fund Class R6	842,827	195,189	0
Allspring High Yield Bond Fund Institutional Class	5,711,800	658,566	0
Allspring Income Plus Fund Institutional Class	3,207,279	945,770	0
Allspring Premier Large Company Growth Fund Class R6†	188,789	0	343,740
Allspring Special Large Cap Value Fund Class R6	246,895	0	0
Short-term investments
Allspring Government Money Market Fund Select Class	200,000	1,685	0
		$2,120,689	$343,740

†	Non-income-earning security
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	13.57%	13.10%	$(4,051,969)	$2,780,936	$490,950	$0	$37,682	$31,668,658
Allspring Core Bond Portfolio	0.67	0.49	(926,664)	(56,767)	627,120	0	27,021	23,201,013
Allspring Disciplined Large Cap Portfolio	8.35	7.96	823,257	818,621	643	128,711	6,405	16,790,935
Allspring Emerging Growth Portfolio	0.46	0.48	(53,334)	12,733	11	1,068	881	1,449,232
Allspring Factor Enhanced Emerging Markets Equity Portfolio	1.70	1.58	85,697	(36,534)	111	30,457	1,191	1,676,527
Allspring Factor Enhanced International Equity Portfolio	3.44	3.18	2,177,847	(1,566,915)	866	80,753	14,795	13,899,797
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	1.81	1.86	2,339,274	(1,560,178)	870	59,158	6,261	6,893,051
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	2.14	1.98	146,674	(67,196)	307	17,337	2,750	2,369,090
Allspring Real Return Portfolio	9.54	12.30	(1,099,407)	704,014	490,843	42,910	15,673	28,974,100
Allspring Small Company Value Portfolio	0.29	0.28	28,541	93,406	0	15,864	341	1,429,410
			$(530,084)	$1,122,120	$1,611,721	$376,258	$113,000	$128,351,813
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year Euro BUND Index	49	12-7-2023	$7,068,252	$7,055,889	$0	$(12,363)
TOPIX Index	54	12-7-2023	8,577,786	8,653,986	76,200	0
E-Mini NASDAQ 100 Index	36	12-15-2023	11,144,362	11,509,560	365,198	0
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 23

Portfolio of investments—November 30, 2023 (unaudited)

Spectrum Conservative Growth Fund
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
E-Mini Russell 2000 Index	26	12-15-2023	$2,334,688	$2,355,860	$21,172	$0
E-Mini S&P 500 Index	34	12-15-2023	7,747,798	7,780,475	32,677	0
Micro E-Mini S&P 500	80	12-15-2023	1,827,447	1,830,700	3,253	0
MSCI EAFE Index	131	12-15-2023	13,921,260	13,929,230	7,970	0
MSCI Emerging Markets Index	33	12-15-2023	1,630,568	1,628,715	0	(1,853)
Euro Futures	53	12-18-2023	7,277,148	7,219,263	0	(57,885)
Japanese Yen Futures	110	12-18-2023	9,491,984	9,299,812	0	(192,172)
10-Year U.S. Treasury Notes	163	3-19-2024	17,731,783	17,896,891	165,108	0
Short
2-Year Euro SCHATZ	(270)	12-7-2023	(30,984,840)	(30,972,140)	12,700	0
Euro STOXX 50 Index	(179)	12-15-2023	(8,169,125)	(8,555,494)	0	(386,369)
New Zealand Dollar Futures	(61)	12-18-2023	(3,593,529)	(3,757,905)	0	(164,376)
Swiss Franc Futures	(51)	12-18-2023	(7,305,570)	(7,295,550)	10,020	0
U.S. Dollar Futures	(59)	12-18-2023	(6,061,195)	(6,102,252)	0	(41,057)
					$694,298	$(856,075)
The accompanying notes are an integral part of these financial statements.
24 | Multi-Asset Funds

Portfolio of investments—November 30, 2023 (unaudited)

Spectrum Growth Fund

	Shares	Value
Investment companies: 97.27%
Affiliated master portfolios: 55.20%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$6,966,791
Allspring Core Bond Portfolio		4,791,585
Allspring Disciplined Large Cap Portfolio		30,218,610
Allspring Emerging Growth Portfolio		2,478,966
Allspring Factor Enhanced Emerging Markets Equity Portfolio		3,052,099
Allspring Factor Enhanced International Equity Portfolio		24,512,554
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		11,486,464
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		4,043,392
Allspring Real Return Portfolio		23,619,916
Allspring Small Company Value Portfolio		2,433,856
		113,604,233
Alternative investment funds: 2.36%
Allspring Alternative Risk Premia Fund Class R6♠	584,627	4,858,253
Bond funds: 11.45%
Allspring Global Investment Grade Credit Fund Class R6♠	473,763	4,036,458
Allspring High Yield Bond Fund Institutional Class♠	5,229,630	15,322,817
Allspring Income Plus Fund Institutional Class♠	493,906	4,203,136
		23,562,411
Exchange-traded funds: 14.52%
iShares Core MSCI EAFE ETF	48,429	3,271,379
iShares Core MSCI Emerging Markets ETF	53,046	2,633,734
iShares Core S&P 500 ETF	22,826	10,463,895
iShares Core S&P Small-Cap ETF	40,220	3,870,773
iShares Core U.S. Aggregate Bond ETF	52,273	5,031,799
iShares Russell 1000 Growth ETF	9,031	2,626,757
iShares U.S. Treasury Bond ETF	88,999	1,996,247
		29,894,584
Multi-asset funds: 5.61%
Allspring Diversified Income Builder Fund Class R6♠	2,138,690	11,548,925
Stock funds: 8.13%
Allspring Discovery Large Cap Growth Fund Class R6♠†	394,810	3,952,052
Allspring Emerging Markets Equity Fund Class R6♠	155,870	3,820,373
Allspring Premier Large Company Growth Fund Class R6♠†	306,399	3,906,584
Allspring Special Large Cap Value Fund Class R6♠	434,132	5,057,637
		16,736,646
Total investment companies (Cost $191,712,589)		200,205,052
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 25

Portfolio of investments—November 30, 2023 (unaudited)

Spectrum Growth Fund

		Yield	Shares	Value
Short-term investments: 0.10%
Investment companies: 0.10%
Allspring Government Money Market Fund Select Class♠∞		5.29%	200,000	$200,000
Total short-term investments (Cost $200,000)				200,000
Total investments in securities (Cost $191,912,589)	97.37%			200,405,052
Other assets and liabilities, net	2.63			5,410,821
Total net assets	100.00%			$205,815,873

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6	$5,250,684	$42,794	$(491,567)	$(49,143)	$105,485	$4,858,253
Allspring Discovery Large Cap Growth Fund Class R6†	5,309,722	114,408	(2,029,306)	209,169	348,059	3,952,052
Allspring Diversified Income Builder Fund Class R6	11,972,172	336,585	(1,085,867)	(111,001)	437,036	11,548,925
Allspring Emerging Markets Equity Fund Class R6	3,904,640	135,493	(331,998)	(81,470)	193,708	3,820,373
Allspring Global Investment Grade Credit Fund Class R6	4,192,441	113,949	(261,996)	(79,473)	71,537	4,036,458
Allspring High Yield Bond Fund Institutional Class	15,888,667	1,452,409	(2,224,059)	(317,866)	523,666	15,322,817
Allspring Income Plus Fund Institutional Class	4,368,966	375,790	(514,184)	(53,135)	25,699	4,203,136
Allspring Premier Large Company Growth Fund Class R6†	5,293,465	764,938	(2,076,215)	(357,322)	281,718	3,906,584
Allspring Special Large Cap Value Fund Class R6	5,151,954	14,958	(477,326)	(45,374)	413,425	5,057,637
Short-term investments
Allspring Government Money Market Fund Select Class	200,000	11,080,820	(11,080,820)	0	0	200,000
				$(885,615)	$2,400,333	$56,906,235
The accompanying notes are an integral part of these financial statements.
26 | Multi-Asset Funds

Portfolio of investments—November 30, 2023 (unaudited)

Spectrum Growth Fund

	Shares, end of period	Dividends from affiliated Underlying Funds	Net realized gains on capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6	584,627	$0	$0
Allspring Discovery Large Cap Growth Fund Class R6†	394,810	0	0
Allspring Diversified Income Builder Fund Class R6	2,138,690	323,461	0
Allspring Emerging Markets Equity Fund Class R6	155,870	0	0
Allspring Global Investment Grade Credit Fund Class R6	473,763	108,949	0
Allspring High Yield Bond Fund Institutional Class	5,229,630	588,862	0
Allspring Income Plus Fund Institutional Class	493,906	144,201	0
Allspring Premier Large Company Growth Fund Class R6†	306,399	0	603,234
Allspring Special Large Cap Value Fund Class R6	434,132	0	0
Short-term investments
Allspring Government Money Market Fund Select Class	200,000	2,697	0
		$1,168,170	$603,234

†	Non-income-earning security
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	2.87%	2.88%	$(893,133)	$617,706	$106,281	$0	$8,204	$6,966,791
Allspring Core Bond Portfolio	0.18	0.10	(250,134)	(80,925)	168,306	0	7,213	4,791,585
Allspring Disciplined Large Cap Portfolio	14.45	14.32	1,442,168	1,398,444	1,131	226,919	11,289	30,218,610
Allspring Emerging Growth Portfolio	0.74	0.83	(88,795)	19,766	18	1,794	1,468	2,478,966
Allspring Factor Enhanced Emerging Markets Equity Portfolio	2.96	2.87	156,715	(72,698)	198	54,078	2,143	3,052,099
Allspring Factor Enhanced International Equity Portfolio	5.79	5.61	3,839,576	(2,808,938)	1,483	137,606	25,609	24,512,554
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	3.05	3.09	3,945,207	(2,647,686)	1,490	101,379	10,709	11,486,464
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	3.40	3.39	249,487	(133,966)	509	28,918	4,621	4,043,392
Allspring Real Return Portfolio	8.02	10.03	(891,069)	574,722	417,770	36,347	13,014	23,619,916
Allspring Small Company Value Portfolio	0.46	0.47	47,254	144,271	0	26,426	567	2,433,856
			$7,557,276	$(2,989,304)	$697,186	$613,467	$84,837	$113,604,233
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year Euro BUND Index	39	12-7-2023	$5,625,752	$5,615,912	$0	$(9,840)
TOPIX Index	45	12-7-2023	7,148,155	7,211,655	63,500	0
E-Mini NASDAQ 100 Index	29	12-15-2023	8,977,403	9,271,590	294,187	0
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 27

Portfolio of investments—November 30, 2023 (unaudited)

Spectrum Growth Fund
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
E-Mini Russell 2000 Index	44	12-15-2023	$3,951,011	$3,986,840	$35,829	$0
E-Mini S&P 500 Index	68	12-15-2023	15,509,053	15,560,950	51,897	0
MSCI EAFE Index	231	12-15-2023	24,548,176	24,562,230	14,054	0
MSCI Emerging Markets Index	61	12-15-2023	3,014,081	3,010,655	0	(3,426)
Euro Futures	45	12-18-2023	6,178,710	6,129,563	0	(49,147)
Japanese Yen Futures	89	12-18-2023	7,679,878	7,524,394	0	(155,484)
10-Year U.S. Treasury Notes	137	3-19-2024	14,903,400	15,042,172	138,772	0
Short
2-Year Euro SCHATZ	(216)	12-7-2023	(24,787,872)	(24,777,712)	10,160	0
Euro STOXX 50 Index	(152)	12-15-2023	(6,936,911)	(7,265,001)	0	(328,090)
New Zealand Dollar Futures	(51)	12-18-2023	(3,004,426)	(3,141,855)	0	(137,429)
Swiss Franc Futures	(43)	12-18-2023	(6,159,598)	(6,151,150)	8,448	0
U.S. Dollar Futures	(50)	12-18-2023	(5,136,606)	(5,171,400)	0	(34,794)
					$616,847	$(718,210)
The accompanying notes are an integral part of these financial statements.
28 | Multi-Asset Funds

Portfolio of investments—November 30, 2023 (unaudited)

Spectrum Income Allocation Fund

	Shares	Value
Investment companies: 98.61%
Affiliated master portfolios: 63.43%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$29,288,823
Allspring Core Bond Portfolio		25,846,705
Allspring Disciplined Large Cap Portfolio		3,610,157
Allspring Emerging Growth Portfolio		242,501
Allspring Factor Enhanced Emerging Markets Equity Portfolio		241,032
Allspring Factor Enhanced International Equity Portfolio		2,281,140
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		1,192,880
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		359,474
Allspring Real Return Portfolio		14,109,832
Allspring Small Company Value Portfolio		241,671
		77,414,215
Alternative investment funds: 3.14%
Allspring Alternative Risk Premia Fund Class R6♠	460,559	3,827,242
Bond funds: 19.21%
Allspring Global Investment Grade Credit Fund Class R6♠	424,623	3,617,787
Allspring High Yield Bond Fund Institutional Class♠	2,651,790	7,769,745
Allspring Income Plus Fund Institutional Class♠	1,416,200	12,051,859
		23,439,391
Exchange-traded funds: 7.40%
iShares Core MSCI EAFE ETF	5,338	360,582
iShares Core MSCI Emerging Markets ETF	7,271	361,005
iShares Core S&P 500 ETF	7,368	3,377,638
iShares Core S&P Small-Cap ETF	5,013	482,451
iShares Core U.S. Aggregate Bond ETF	31,284	3,011,398
iShares Russell 1000 Growth ETF	827	240,541
iShares U.S. Treasury Bond ETF	53,590	1,202,024
		9,035,639
Multi-asset funds: 4.15%
Allspring Diversified Income Builder Fund Class R6♠	938,655	5,068,738
Stock funds: 1.28%
Allspring Discovery Large Cap Growth Fund Class R6♠†	36,258	362,940
Allspring Emerging Markets Equity Fund Class R6♠	14,649	359,056
Allspring Premier Large Company Growth Fund Class R6♠†	28,333	361,243
Allspring Special Large Cap Value Fund Class R6♠	41,424	482,585
		1,565,824
Total investment companies (Cost $126,131,667)		120,351,049
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 29

Portfolio of investments—November 30, 2023 (unaudited)

Spectrum Income Allocation Fund

		Yield	Shares	Value
Short-term investments: 0.16%
Investment companies: 0.16%
Allspring Government Money Market Fund Select Class♠∞		5.29%	200,000	$200,000
Total short-term investments (Cost $200,000)				200,000
Total investments in securities (Cost $126,331,667)	98.77%			120,551,049
Other assets and liabilities, net	1.23			1,503,198
Total net assets	100.00%			$122,054,247

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6	$4,436,084	$185,072	$(841,165)	$(83,892)	$131,143	$3,827,242
Allspring Discovery Large Cap Growth Fund Class R6†	552,243	21,482	(266,701)	(3,144)	59,060	362,940
Allspring Diversified Income Builder Fund Class R6	5,796,240	162,582	(1,046,370)	(97,053)	253,339	5,068,738
Allspring Emerging Markets Equity Fund Class R6	407,955	22,127	(83,563)	(1,134)	13,671	359,056
Allspring Global Investment Grade Credit Fund Class R6	4,166,365	116,623	(656,920)	(161,578)	153,297	3,617,787
Allspring High Yield Bond Fund Institutional Class	8,836,854	501,418	(1,682,006)	(262,904)	376,383	7,769,745
Allspring Income Plus Fund Institutional Class	13,771,308	567,701	(2,207,294)	(213,984)	134,128	12,051,859
Allspring Premier Large Company Growth Fund Class R6†	550,660	89,387	(274,507)	(43,178)	38,881	361,243
Allspring Special Large Cap Value Fund Class R6	540,791	13,740	(110,702)	(9,961)	48,717	482,585
Short-term investments
Allspring Government Money Market Fund Select Class	200,000	5,527,378	(5,527,378)	0	0	200,000
				$(876,828)	$1,208,619	$34,101,195
The accompanying notes are an integral part of these financial statements.
30 | Multi-Asset Funds

Portfolio of investments—November 30, 2023 (unaudited)

Spectrum Income Allocation Fund

	Shares, end of period	Dividends from affiliated Underlying Funds	Net realized gains on capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6	460,559	$0	$0
Allspring Discovery Large Cap Growth Fund Class R6†	36,258	0	0
Allspring Diversified Income Builder Fund Class R6	938,655	146,761	0
Allspring Emerging Markets Equity Fund Class R6	14,649	0	0
Allspring Global Investment Grade Credit Fund Class R6	424,623	99,896	0
Allspring High Yield Bond Fund Institutional Class	2,651,790	313,915	0
Allspring Income Plus Fund Institutional Class	1,416,200	422,478	0
Allspring Premier Large Company Growth Fund Class R6†	28,333	0	58,165
Allspring Special Large Cap Value Fund Class R6	41,424	0	0
Short-term investments
Allspring Government Money Market Fund Select Class	200,000	2,967	0
		$986,017	$58,165

†	Non-income-earning security
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex- Corporate Portfolio	13.28%	12.11%	$(3,747,470)	$2,541,804	$463,032	$0	$35,327	$29,288,823
Allspring Core Bond Portfolio	0.71	0.54	(960,995)	10,926	649,280	0	27,967	25,846,705
Allspring Disciplined Large Cap Portfolio	1.66	1.71	160,341	177,817	124	25,199	1,247	3,610,157
Allspring Emerging Growth Portfolio	0.08	0.08	(9,012)	2,676	2	183	152	242,501
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.26	0.23	12,260	(4,515)	16	4,528	174	241,032
Allspring Factor Enhanced International Equity Portfolio	0.60	0.52	357,448	(248,660)	147	13,797	2,479	2,281,140
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.29	0.32	393,003	(267,439)	136	9,259	997	1,192,880
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.35	0.30	22,221	(8,474)	48	2,693	425	359,474
Allspring Real Return Portfolio	4.67	5.99	(536,798)	340,969	235,330	20,609	7,583	14,109,832
Allspring Small Company Value Portfolio	0.05	0.05	4,943	17,596	0	2,732	59	241,671
			$(4,304,059)	$2,562,700	$1,348,115	$79,000	$76,410	$77,414,215
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year Euro BUND Index	26	12-7-2023	$3,750,501	$3,743,941	$0	$(6,560)
TOPIX Index	28	12-7-2023	4,447,741	4,487,252	39,511	0
E-Mini NASDAQ 100 Index	19	12-15-2023	5,881,747	6,074,490	192,743	0
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 31

Portfolio of investments—November 30, 2023 (unaudited)

Spectrum Income Allocation Fund
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
E-Mini Russell 2000 Index	3	12-15-2023	$269,387	$271,830	$2,443	$0
E-Mini S&P 500 Index	7	12-15-2023	1,591,171	1,601,863	10,692	0
Micro E-Mini S&P 500	12	12-15-2023	274,117	274,605	488	0
MSCI EAFE Index	21	12-15-2023	2,231,652	2,232,930	1,278	0
MSCI Emerging Markets Index	4	12-15-2023	197,645	197,420	0	(225)
Euro Futures	27	12-18-2023	3,707,226	3,677,738	0	(29,488)
Japanese Yen Futures	59	12-18-2023	5,091,155	4,988,081	0	(103,074)
10-Year U.S. Treasury Notes	84	3-19-2024	9,137,851	9,222,937	85,086	0
Short
2-Year Euro SCHATZ	(146)	12-7-2023	(16,754,765)	(16,747,898)	6,867	0
E-Mini Russell 2000 Index	(1)	12-15-2023	(83,276)	(90,610)	0	(7,334)
E-Mini S&P 500 Index	(2)	12-15-2023	(432,436)	(457,675)	0	(25,239)
Euro STOXX 50 Index	(91)	12-15-2023	(4,153,019)	(4,349,441)	0	(196,422)
MSCI EAFE Index	(2)	12-15-2023	(204,150)	(212,660)	0	(8,510)
MSCI Emerging Markets Index	(1)	12-15-2023	(45,782)	(49,355)	0	(3,573)
New Zealand Dollar Futures	(31)	12-18-2023	(1,826,220)	(1,909,755)	0	(83,535)
Swiss Franc Futures	(26)	12-18-2023	(3,724,408)	(3,719,300)	5,108	0
U.S. Dollar Futures	(30)	12-18-2023	(3,081,964)	(3,102,840)	0	(20,876)
					$344,216	$(484,836)
The accompanying notes are an integral part of these financial statements.
32 | Multi-Asset Funds

Portfolio of investments—November 30, 2023 (unaudited)

Spectrum Moderate Growth Fund

	Shares	Value
Investment companies: 97.52%
Affiliated master portfolios: 52.97%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$21,198,240
Allspring Core Bond Portfolio		15,954,529
Allspring Disciplined Large Cap Portfolio		43,434,586
Allspring Emerging Growth Portfolio		3,649,861
Allspring Factor Enhanced Emerging Markets Equity Portfolio		4,327,606
Allspring Factor Enhanced International Equity Portfolio		36,263,392
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		18,071,313
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		5,360,722
Allspring Real Return Portfolio		40,844,187
Allspring Small Company Value Portfolio		3,589,206
		192,693,642
Alternative investment funds: 3.79%
Allspring Alternative Risk Premia Fund Class R6♠	1,659,989	13,794,509
Bond funds: 17.17%
Allspring Global Investment Grade Credit Fund Class R6♠	1,261,584	10,748,693
Allspring High Yield Bond Fund Institutional Class♠	8,064,934	23,630,257
Allspring Income Plus Fund Institutional Class♠	3,299,557	28,079,232
		62,458,182
Exchange-traded funds: 12.18%
iShares Core MSCI EAFE ETF	69,696	4,707,965
iShares Core MSCI Emerging Markets ETF	72,414	3,595,355
iShares Core S&P 500 ETF	31,748	14,553,918
iShares Core S&P Small-Cap ETF	56,140	5,402,914
iShares Core U.S. Aggregate Bond ETF	92,805	8,933,409
iShares Russell 1000 Growth ETF	12,302	3,578,160
iShares U.S. Treasury Bond ETF	158,050	3,545,061
		44,316,782
Multi-asset funds: 4.94%
Allspring Diversified Income Builder Fund Class R6♠	3,327,740	17,969,796
Stock funds: 6.47%
Allspring Discovery Large Cap Growth Fund Class R6♠†	553,351	5,539,047
Allspring Emerging Markets Equity Fund Class R6♠	217,964	5,342,290
Allspring Premier Large Company Growth Fund Class R6♠†	429,363	5,474,383
Allspring Special Large Cap Value Fund Class R6♠	617,164	7,189,956
		23,545,676
Total investment companies (Cost $351,387,593)		354,778,587
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 33

Portfolio of investments—November 30, 2023 (unaudited)

Spectrum Moderate Growth Fund

		Yield	Shares	Value
Short-term investments: 0.07%
Investment companies: 0.07%
Allspring Government Money Market Fund Select Class♠∞		5.29%	250,000	$250,000
Total short-term investments (Cost $250,000)				250,000
Total investments in securities (Cost $351,637,593)	97.59%			355,028,587
Other assets and liabilities, net	2.41			8,772,084
Total net assets	100.00%			$363,800,671

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6	$15,203,693	$104,127	$(1,677,593)	$(200,263)	$364,545	$13,794,509
Allspring Discovery Large Cap Growth Fund Class R6†	7,635,012	186,899	(3,077,276)	319,114	475,298	5,539,047
Allspring Diversified Income Builder Fund Class R6	18,948,431	527,577	(2,020,161)	(201,819)	715,768	17,969,796
Allspring Emerging Markets Equity Fund Class R6	5,591,586	158,979	(570,488)	(156,049)	318,262	5,342,290
Allspring Global Investment Grade Credit Fund Class R6	11,397,364	304,255	(930,262)	(237,231)	214,567	10,748,693
Allspring High Yield Bond Fund Institutional Class	25,009,576	1,901,136	(3,600,543)	(546,021)	866,109	23,630,257
Allspring Income Plus Fund Institutional Class	29,800,554	1,705,108	(3,239,856)	(332,434)	145,860	28,079,232
Allspring Premier Large Company Growth Fund Class R6†	7,618,922	1,134,287	(3,181,643)	(533,059)	435,876	5,474,383
Allspring Special Large Cap Value Fund Class R6	7,436,131	15,239	(793,321)	(72,316)	604,223	7,189,956
Short-term investments
Allspring Government Money Market Fund Select Class	250,000	15,342,219	(15,342,219)	0	0	250,000
				$(1,960,078)	$4,140,508	$118,018,163
The accompanying notes are an integral part of these financial statements.
34 | Multi-Asset Funds

Portfolio of investments—November 30, 2023 (unaudited)

Spectrum Moderate Growth Fund

	Shares, end of period	Dividends from affiliated Underlying Funds	Net realized gains on capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6	1,659,989	$0	$0
Allspring Discovery Large Cap Growth Fund Class R6†	553,351	0	0
Allspring Diversified Income Builder Fund Class R6	3,327,740	506,099	0
Allspring Emerging Markets Equity Fund Class R6	217,964	0	0
Allspring Global Investment Grade Credit Fund Class R6	1,261,584	291,368	0
Allspring High Yield Bond Fund Institutional Class	8,064,934	919,149	0
Allspring Income Plus Fund Institutional Class	3,299,557	967,641	0
Allspring Premier Large Company Growth Fund Class R6†	429,363	0	853,663
Allspring Special Large Cap Value Fund Class R6	617,164	0	0
Short-term investments
Allspring Government Money Market Fund Select Class	250,000	1,958	0
		$2,686,215	$853,663

†	Non-income-earning security
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	8.92%	8.77%	$(2,711,246)	$1,863,727	$325,903	$0	$25,073	$21,198,240
Allspring Core Bond Portfolio	0.50	0.34	(700,288)	(112,004)	472,556	0	20,320	15,954,529
Allspring Disciplined Large Cap Portfolio	21.10	20.59	2,094,168	2,048,657	1,642	328,655	16,362	43,434,586
Allspring Emerging Growth Portfolio	1.14	1.22	(132,542)	22,964	27	2,676	2,199	3,649,861
Allspring Factor Enhanced Emerging Markets Equity Portfolio	4.30	4.07	221,534	(99,687)	284	77,623	3,059	4,327,606
Allspring Factor Enhanced International Equity Portfolio	8.72	8.30	5,679,471	(4,131,966)	2,213	205,959	38,097	36,263,392
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	4.85	4.86	6,201,315	(4,126,615)	2,354	159,855	16,849	18,071,313
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	4.72	4.49	331,194	(164,610)	685	38,799	6,182	5,360,722
Allspring Real Return Portfolio	13.83	17.34	(1,543,484)	957,801	717,204	62,399	22,432	40,844,187
Allspring Small Company Value Portfolio	0.71	0.70	70,960	225,252	0	39,459	847	3,589,206
			$9,511,082	$(3,516,481)	$1,522,868	$915,425	$151,420	$192,693,642
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year Euro BUND Index	71	12-7-2023	$10,241,752	$10,223,839	$0	$(17,913)
TOPIX Index	80	12-7-2023	12,707,831	12,820,720	112,889	0
E-Mini NASDAQ 100 Index	52	12-15-2023	16,097,412	16,624,920	527,508	0
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 35

Portfolio of investments—November 30, 2023 (unaudited)

Spectrum Moderate Growth Fund
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
E-Mini Russell 2000 Index	59	12-15-2023	$5,297,946	$5,345,990	$48,044	$0
E-Mini S&P 500 Index	85	12-15-2023	19,378,550	19,451,188	72,638	0
Micro E-Mini S&P 500	219	12-15-2023	5,002,637	5,011,541	8,904	0
MSCI EAFE Index	342	12-15-2023	36,344,053	36,364,860	20,807	0
MSCI Emerging Markets Index	87	12-15-2023	4,298,771	4,293,885	0	(4,886)
Euro Futures	79	12-18-2023	10,847,069	10,760,788	0	(86,281)
Japanese Yen Futures	162	12-18-2023	13,979,105	13,696,088	0	(283,017)
10-Year U.S. Treasury Notes	244	3-19-2024	26,543,281	26,790,437	247,156	0
Short
2-Year Euro SCHATZ	(395)	12-7-2023	(45,329,672)	(45,311,093)	18,579	0
Euro STOXX 50 Index	(269)	12-15-2023	(12,276,507)	(12,857,140)	0	(580,633)
New Zealand Dollar Futures	(91)	12-18-2023	(5,360,839)	(5,606,055)	0	(245,216)
Swiss Franc Futures	(77)	12-18-2023	(11,029,978)	(11,014,850)	15,128	0
U.S. Dollar Futures	(89)	12-18-2023	(9,143,159)	(9,205,092)	0	(61,933)
					$1,071,653	$(1,279,879)
The accompanying notes are an integral part of these financial statements.
36 | Multi-Asset Funds

Statements of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statements of assets and liabilities
	Spectrum Aggressive Growth Fund	Spectrum Conservative Growth Fund
Assets
Investments in affiliated Master Portfolios, at value (cost $245,745,440 and $131,547,351, respectively)	$283,503,099	$128,351,813
Investments in unaffiliated Underlying Funds, at value (cost $85,910,142 and $23,182,623, respectively)	102,236,153	28,059,276
Investments in affiliated Underlying Funds, at value (cost $57,509,807 and $85,428,152, respectively)	59,047,425	80,880,962
Cash	5,953,164	1,229,626
Cash at broker segregated for futures contracts	9,416,847	3,675,808
Receivable for daily variation margin on open futures contracts	398,278	124,908
Receivable for investments sold	184,360	185,882
Receivable for Fund shares sold	18,832	60,590
Receivable for dividends	0	98,800
Prepaid expenses and other assets	95,741	76,072
Total assets	460,853,899	242,743,737
Liabilities
Payable for Fund shares redeemed	740,093	297,786
Payable for daily variation margin on open futures contracts	493,600	352,128
Distribution fee payable	153,882	121,878
Shareholder servicing fees payable	91,168	46,866
Management fee payable	89,448	41,828
Administration fees payable	69,395	38,639
Trustees’ fees and expenses payable	1,485	963
Payable for investments purchased	0	102,290
Accrued expenses and other liabilities	81,335	52,386
Total liabilities	1,720,406	1,054,764
Total net assets	$459,133,493	$241,688,973
Net assets consist of
Paid-in capital	$399,229,088	$262,115,962
Total distributable earnings (loss)	59,904,405	(20,426,989)
Total net assets	$459,133,493	$241,688,973
Computation of net asset value and offering price per share
Net assets–Class A	$124,598,658	$30,550,882
Shares outstanding–Class A1	6,757,076	3,323,518
Net asset value per share–Class A	$18.44	$9.19
Maximum offering price per share – Class A2	$19.56	$9.75
Net assets–Class C	$256,090,125	$200,155,510
Shares outstanding–Class C1	14,062,689	21,157,693
Net asset value per share–Class C	$18.21	$9.46
Net assets–Administrator Class	$73,381,113	N/A
Shares outstanding–Administrator Class[1]	3,966,086	N/A
Net asset value per share–Administrator Class	$18.50	N/A
Net assets–Institutional Class	$5,063,597	$10,982,581
Shares outstanding–Institutional Class[1]	273,045	1,192,252
Net asset value per share–Institutional Class	$18.54	$9.21
1 Each Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 37

Statements of assets and liabilities—November 30, 2023 (unaudited)

	Spectrum Growth Fund	Spectrum Income Allocation Fund	Spectrum Moderate Growth Fund
Assets
Investments in affiliated Master Portfolios, at value (cost $108,232,602, $81,884,365 and $189,442,041, respectively)	$113,604,233	$77,414,215	$192,693,642
Investments in unaffiliated Underlying Funds, at value (cost $25,186,943, $8,258,103 and $38,612,094, respectively)	29,894,584	9,035,639	44,316,782
Investments in affiliated Underlying Funds, at value (cost $58,493,044, $36,189,199 and $123,583,458, respectively)	56,906,235	34,101,195	118,018,163
Cash	1,777,178	160,718	3,026,370
Cash at broker segregated for futures contracts	4,002,862	1,603,887	6,602,735
Receivable for daily variation margin on open futures contracts	143,596	22,745	235,173
Receivable for investments sold	143,137	118,623	230,544
Receivable for Fund shares sold	7,728	210	10,860
Receivable for dividends	90,293	45,844	139,041
Prepaid expenses and other assets	74,687	89,025	82,873
Total assets	206,644,533	122,592,101	365,356,183
Liabilities
Payable for Fund shares redeemed	150,330	165,165	412,927
Payable for daily variation margin on open futures contracts	311,101	151,463	545,120
Distribution fee payable	107,477	62,380	189,143
Shareholder servicing fees payable	41,301	24,034	72,184
Management fee payable	34,213	14,917	70,838
Administration fees payable	33,184	19,696	58,472
Trustees’ fees and expenses payable	963	963	963
Payable for investments purchased	93,493	50,055	143,964
Custody and accounting fees payable	26,940	27,121	33,547
Accrued expenses and other liabilities	29,658	22,060	28,354
Total liabilities	828,660	537,854	1,555,512
Total net assets	$205,815,873	$122,054,247	$363,800,671
Net assets consist of
Paid-in capital	$199,366,059	$145,433,383	$368,654,125
Total distributable earnings (loss)	6,449,814	(23,379,136)	(4,853,454)
Total net assets	$205,815,873	$122,054,247	$363,800,671
Computation of net asset value and offering price per share
Net assets–Class A	$26,475,202	$15,681,678	$44,940,281
Shares outstanding–Class A1	2,342,630	1,856,186	4,086,834
Net asset value per share–Class A	$11.30	$8.45	$11.00
Maximum offering price per share – Class A2	$11.99	$8.97	$11.67
Net assets–Class C	$178,030,704	$102,317,413	$312,009,854
Shares outstanding–Class C1	15,367,714	12,115,675	27,716,201
Net asset value per share–Class C	$11.58	$8.45	$11.26
Net assets–Institutional Class	$1,309,967	$4,055,156	$6,850,536
Shares outstanding–Institutional Class[1]	115,716	481,002	621,992
Net asset value per share–Institutional Class	$11.32	$8.43	$11.01
1 Each Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
38 | Multi-Asset Funds

Statements of operations—six months ended November 30, 2023 (unaudited)
Statements of operations
	Spectrum Aggressive Growth Fund	Spectrum Conservative Growth Fund
Investment income
Dividends allocated from affiliated Master Portfolios	$2,101,567	$376,258
Dividends from unaffiliated Underlying Funds	866,433	426,471
Affiliated income allocated from affiliated Master Portfolios	205,282	113,000
Interest	85,803	73,961
Interest allocated from affiliated Master Portfolios (net of foreign withholding taxes of $0 and $19, respectively)	17,463	1,611,721
Dividends from affiliated Underlying Funds	3,495	2,120,689
Expenses allocated from affiliated Master Portfolios	(345,442)	(172,324)
Waivers allocated from affiliated Master Portfolios	57,846	29,695
Total investment income	2,992,447	4,579,471
Expenses
Management fee	576,656	312,444
Administration fees
Class A	125,315	31,411
Class C	261,082	209,123
Administrator Class	47,367	N/A
Institutional Class	3,342	7,398
Shareholder servicing fees
Class A	155,403	38,945
Class C	323,671	259,088
Administrator Class	90,826	N/A
Distribution fee
Class C	967,412	776,152
Custody and accounting fees	16,220	15,967
Professional fees	24,958	25,362
Registration fees	47,812	26,233
Shareholder report expenses	16,441	13,974
Trustees’ fees and expenses	11,812	12,075
Other fees and expenses	8,241	4,489
Total expenses	2,676,558	1,732,661
Less: Fee waivers and/or expense reimbursements
Fund-level	(26,351)	(46,261)
Class A	(2,740)	0
Net expenses	2,647,467	1,686,400
Net investment income	344,980	2,893,071
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 39

Statements of operations—six months ended November 30, 2023 (unaudited)

	Spectrum Aggressive Growth Fund	Spectrum Conservative Growth Fund
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Investments allocated from affiliated Master Portfolios	$34,837,450	$(530,084)
Affiliated Underlying Funds	(1,005,714)	(1,441,700)
Unaffiliated Underlying Funds	(2,880,461)	(1,312,448)
Foreign currency and foreign currency translations	(5,056)	8,791
Futures contracts	(672,595)	2,055,453
Capital gain distributions from affiliated Underlying Funds	2,182,127	343,740
Net realized gains (losses) on investments	32,455,751	(876,248)
Net change in unrealized gains (losses) on
Investments allocated from affiliated Master Portfolios	(15,355,842)	1,122,120
Affiliated Underlying Funds	4,229,993	2,492,567
Unaffiliated Underlying Funds	9,708,247	2,797,581
Foreign currency and foreign currency translations	(1)	(598)
Futures contracts	(966,570)	(1,331,599)
Net change in unrealized gains (losses) on investments	(2,384,173)	5,080,071
Net realized and unrealized gains (losses) on investments	30,071,578	4,203,823
Net increase in net assets resulting from operations	$30,416,558	$7,096,894
The accompanying notes are an integral part of these financial statements.
40 | Multi-Asset Funds

Statements of operations—six months ended November 30, 2023 (unaudited)

	Spectrum Growth Fund	Spectrum Income Allocation Fund	Spectrum Moderate Growth Fund
Investment income
Dividends allocated from affiliated Master Portfolios	$613,467	$79,000	$915,425
Dividends from unaffiliated Underlying Funds	391,483	173,401	618,654
Affiliated income allocated from affiliated Master Portfolios	84,837	76,410	151,420
Interest	62,661	40,853	108,991
Interest allocated from affiliated Master Portfolios (net of foreign withholding taxes of $2, $16, and $10, respectively)	697,186	1,348,115	1,522,868
Dividends from affiliated Underlying Funds	1,168,170	986,017	2,686,215
Expenses allocated from affiliated Master Portfolios	(156,192)	(100,918)	(264,301)
Waivers allocated from affiliated Master Portfolios	25,265	17,711	43,155
Total investment income	2,886,877	2,620,589	5,782,427
Expenses
Management fee	259,765	161,739	464,429
Administration fees
Class A	26,627	16,474	45,395
Class C	181,433	109,225	322,427
Institutional Class	926	3,086	4,360
Shareholder servicing fees
Class A	33,023	20,422	56,289
Class C	224,913	135,185	399,502
Distribution fee
Class C	672,625	405,049	1,197,352
Custody and accounting fees	15,003	12,923	18,633
Professional fees	23,356	23,466	24,189
Registration fees	22,218	22,655	18,399
Shareholder report expenses	13,213	12,237	16,005
Trustees’ fees and expenses	12,075	12,075	12,075
Other fees and expenses	3,998	3,790	6,199
Total expenses	1,489,175	938,326	2,585,254
Less: Fee waivers and/or expense reimbursements
Fund-level	(45,082)	(59,567)	(19,033)
Class A	(866)	(402)	0
Institutional Class	(45)	0	0
Net expenses	1,443,182	878,357	2,566,221
Net investment income	1,443,695	1,742,232	3,216,206
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 41

Statements of operations—six months ended November 30, 2023 (unaudited)

	Spectrum Growth Fund	Spectrum Income Allocation Fund	Spectrum Moderate Growth Fund
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Investments allocated from affiliated Master Portfolios	$7,557,276	$(4,304,059)	$9,511,082
Affiliated Underlying Funds	(885,615)	(876,828)	(1,960,078)
Unaffiliated Underlying Funds	(1,021,801)	(668,450)	(1,993,875)
Foreign currency and foreign currency translations	7,212	2,535	(29,316)
Futures contracts	1,683,540	998,348	2,920,594
Capital gain distributions from affiliated Underlying Funds	603,234	58,165	853,663
Net realized gains (losses) on investments	7,943,846	(4,790,289)	9,302,070
Net change in unrealized gains (losses) on
Investments allocated from affiliated Master Portfolios	(2,989,304)	2,562,700	(3,516,481)
Affiliated Underlying Funds	2,400,333	1,208,619	4,140,508
Unaffiliated Underlying Funds	2,625,378	1,073,226	4,303,770
Foreign currency and foreign currency translations	(486)	1,839	34,282
Futures contracts	(1,094,899)	(753,756)	(1,889,380)
Net change in unrealized gains (losses) on investments	941,022	4,092,628	3,072,699
Net realized and unrealized gains (losses) on investments	8,884,868	(697,661)	12,374,769
Net increase in net assets resulting from operations	$10,328,563	$1,044,571	$15,590,975
The accompanying notes are an integral part of these financial statements.
42 | Multi-Asset Funds

Statements of changes in net assets
Statements of changes in net assets
	Spectrum Aggressive Growth Fund
	Six months ended November 30, 2023 (unaudited)		Year ended May 31, 2023
Operations
Net investment income		$344,980		$2,770,153
Net realized gains (losses) on investments		32,455,751		(9,742,439)
Net change in unrealized gains (losses) on investments		(2,384,173)		2,121,788
Net increase (decrease) in net assets resulting from operations		30,416,558		(4,850,498)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(5,360,320)
Class C		0		(10,294,513)
Administrator Class		0		(3,317,435)
Institutional Class		0		(249,706)
Tax basis return of capital
Class A		0		(583,510)
Class C		0		(1,329,868)
Administrator Class		0		(351,709)
Institutional Class		0		(25,395)
Total distributions to shareholders		0		(21,512,456)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	151,172	2,727,237	721,959	12,361,279
Class C	116,762	2,079,606	309,768	5,239,508
Administrator Class	51,299	931,212	95,193	1,618,791
Institutional Class	80,210	1,460,300	158,844	2,731,633
		7,198,355		21,951,211
Reinvestment of distributions
Class A	0	0	352,466	5,923,710
Class C	0	0	692,911	11,606,677
Administrator Class	0	0	215,782	3,634,990
Institutional Class	0	0	16,341	275,101
		0		21,440,478
Payment for shares redeemed
Class A	(394,185)	(7,140,734)	(964,265)	(16,433,611)
Class C	(965,786)	(17,266,418)	(2,892,486)	(48,988,220)
Administrator Class	(195,287)	(3,549,577)	(409,693)	(7,043,597)
Institutional Class	(86,079)	(1,549,714)	(213,905)	(3,636,097)
		(29,506,443)		(76,101,525)
Net decrease in net assets resulting from capital share transactions		(22,308,088)		(32,709,836)
Total increase (decrease) in net assets		8,108,470		(59,072,790)
Net assets
Beginning of period		451,025,023		510,097,813
End of period		$459,133,493		$451,025,023
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 43

Statements of changes in net assets

	Spectrum Conservative Growth Fund
	Six months ended November 30, 2023 (unaudited)		Year ended May 31, 2023
Operations
Net investment income		$2,893,071		$8,213,623
Net realized losses on investments		(876,248)		(11,974,144)
Net change in unrealized gains (losses) on investments		5,080,071		(8,218,141)
Net increase (decrease) in net assets resulting from operations		7,096,894		(11,978,662)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(466,377)		(2,099,930)
Class C		(2,191,866)		(12,875,159)
Institutional Class		(180,286)		(844,294)
Total distributions to shareholders		(2,838,529)		(15,819,383)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	169,063	1,533,025	579,071	5,351,457
Class C	66,452	623,888	528,590	4,942,351
Institutional Class	210,200	1,927,851	210,943	1,927,887
		4,084,764		12,221,695
Reinvestment of distributions
Class A	50,267	451,936	231,125	2,091,844
Class C	236,410	2,183,765	1,381,228	12,866,079
Institutional Class	20,007	180,286	93,167	844,294
		2,815,987		15,802,217
Payment for shares redeemed
Class A	(380,474)	(3,460,913)	(751,253)	(6,888,334)
Class C	(2,096,578)	(19,637,181)	(4,683,836)	(44,241,657)
Institutional Class	(411,265)	(3,779,086)	(218,887)	(2,000,907)
		(26,877,180)		(53,130,898)
Net decrease in net assets resulting from capital share transactions		(19,976,429)		(25,106,986)
Total decrease in net assets		(15,718,064)		(52,905,031)
Net assets
Beginning of period		257,407,037		310,312,068
End of period		$241,688,973		$257,407,037
The accompanying notes are an integral part of these financial statements.
44 | Multi-Asset Funds

Statements of changes in net assets

	Spectrum Growth Fund
	Six months ended November 30, 2023 (unaudited)		Year ended May 31, 2023
Operations
Net investment income		$1,443,695		$5,449,000
Net realized gains (losses) on investments		7,943,846		(5,896,329)
Net change in unrealized gains (losses) on investments		941,022		(7,856,570)
Net increase (decrease) in net assets resulting from operations		10,328,563		(8,303,899)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(1,789,005)
Class C		0		(12,249,697)
Institutional Class		0		(154,866)
Total distributions to shareholders		0		(14,193,568)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	126,791	1,403,998	437,991	4,760,622
Class C	168,115	1,907,768	344,996	3,865,363
Institutional Class	118,751	1,310,618	174,644	1,899,496
		4,622,384		10,525,481
Reinvestment of distributions
Class A	0	0	168,220	1,784,634
Class C	0	0	1,117,113	12,232,792
Institutional Class	0	0	14,625	154,866
		0		14,172,292
Payment for shares redeemed
Class A	(190,928)	(2,106,366)	(450,613)	(4,944,924)
Class C	(1,233,223)	(14,006,497)	(2,771,943)	(31,050,525)
Institutional Class	(155,583)	(1,730,616)	(245,195)	(2,657,387)
		(17,843,479)		(38,652,836)
Net decrease in net assets resulting from capital share transactions		(13,221,095)		(13,955,063)
Total decrease in net assets		(2,892,532)		(36,452,530)
Net assets
Beginning of period		208,708,405		245,160,935
End of period		$205,815,873		$208,708,405
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 45

Statements of changes in net assets

	Spectrum Income Allocation Fund
	Six months ended November 30, 2023 (unaudited)		Year ended May 31, 2023
Operations
Net investment income		$1,742,232		$4,667,481
Net realized losses on investments		(4,790,289)		(7,724,585)
Net change in unrealized gains (losses) on investments		4,092,628		(3,900,547)
Net increase (decrease) in net assets resulting from operations		1,044,571		(6,957,651)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(260,052)		(864,868)
Class C		(1,303,954)		(4,811,187)
Institutional Class		(79,782)		(271,477)
Total distributions to shareholders		(1,643,788)		(5,947,532)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	56,611	474,544	361,848	3,108,477
Class C	27,233	227,370	208,362	1,804,859
Institutional Class	64,708	546,351	53,807	469,980
		1,248,265		5,383,316
Reinvestment of distributions
Class A	30,941	259,697	101,327	863,269
Class C	154,848	1,299,231	563,218	4,801,488
Institutional Class	9,510	79,782	31,957	271,477
		1,638,710		5,936,234
Payment for shares redeemed
Class A	(250,013)	(2,111,638)	(692,795)	(5,923,735)
Class C	(1,736,418)	(14,631,503)	(3,260,095)	(28,066,319)
Institutional Class	(251,275)	(2,122,009)	(68,847)	(596,639)
		(18,865,150)		(34,586,693)
Net decrease in net assets resulting from capital share transactions		(15,978,175)		(23,267,143)
Total decrease in net assets		(16,577,392)		(36,172,326)
Net assets
Beginning of period		138,631,639		174,803,965
End of period		$122,054,247		$138,631,639
The accompanying notes are an integral part of these financial statements.
46 | Multi-Asset Funds

Statements of changes in net assets

	Spectrum Moderate Growth Fund
	Six months ended November 30, 2023 (unaudited)		Year ended May 31, 2023
Operations
Net investment income		$3,216,206		$11,140,399
Net realized gains (losses) on investments		9,302,070		(14,062,461)
Net change in unrealized gains (losses) on investments		3,072,699		(13,437,976)
Net increase (decrease) in net assets resulting from operations		15,590,975		(16,360,038)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(2,975,461)
Class C		0		(21,472,598)
Institutional Class		0		(475,492)
Total distributions to shareholders		0		(24,923,551)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	239,445	2,545,866	695,034	7,405,345
Class C	184,205	2,026,050	508,539	5,636,312
Institutional Class	109,278	1,180,305	367,124	3,944,823
		5,752,221		16,986,480
Reinvestment of distributions
Class A	0	0	283,302	2,949,491
Class C	0	0	1,998,615	21,442,402
Institutional Class	0	0	45,741	475,492
		0		24,867,385
Payment for shares redeemed
Class A	(430,597)	(4,622,650)	(712,515)	(7,636,466)
Class C	(2,690,984)	(29,674,338)	(6,098,542)	(67,180,571)
Institutional Class	(126,190)	(1,364,957)	(407,494)	(4,406,072)
		(35,661,945)		(79,223,109)
Net decrease in net assets resulting from capital share transactions		(29,909,724)		(37,369,244)
Total decrease in net assets		(14,318,749)		(78,652,833)
Net assets
Beginning of period		378,119,420		456,772,253
End of period		$363,800,671		$378,119,420
The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 47

Financial highlights
Financial highlights
Spectrum Aggressive Growth Fund
(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$17.22	$18.17	$22.82	$18.59	$16.52	$20.55
Net investment income	0.05 [1]	0.17 [1]	0.25	0.14	0.19	0.17 [1]
Net realized and unrealized gains (losses) on investments	1.17	(0.24)	(1.74)	6.65	2.11	(0.81)
Total from investment operations	1.22	(0.07)	(1.49)	6.79	2.30	(0.64)
Distributions to shareholders from
Net investment income	0.00	(0.20)	(0.18)	(0.22)	(0.19)	(0.26)
Net realized gains	0.00	(0.60)	(2.98)	(2.34)	(0.04)	(3.13)
Tax basis return of capital	0.00	(0.08)	0.00	0.00	0.00	0.00
Total distributions to shareholders	0.00	(0.88)	(3.16)	(2.56)	(0.23)	(3.39)
Net asset value, end of period	$18.44	$17.22	$18.17	$22.82	$18.59	$16.52
Total return[2]	7.08%	(0.20)%	(8.22)%	38.53%	13.91%	(2.35)%
Ratios to average net assets (annualized)
Gross expenses*	0.76%	0.78%	0.76%	0.77%	0.77%	0.76%
Net expenses*	0.74%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	0.55%	1.02%	0.76%	0.63%	1.08%	0.97%
Supplemental data
Portfolio turnover rate[3]	15%	38%	62%	82%	71%	78%
Net assets, end of period (000s omitted)	$124,599	$120,576	$125,195	$66,239	$44,714	$42,588

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2023 (unaudited)	0.12%
Year ended May 31, 2023	0.16%
Year ended May 31, 2022	0.16%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.18%
Year ended May 31, 2019	0.18%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
48 | Multi-Asset Funds

Financial highlights

Spectrum Aggressive Growth Fund
(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$17.07	$18.00	$22.63	$18.45	$16.39	$20.33
Net investment income (loss)	(0.02)[1]	0.04 [1]	(0.01)	(0.03)	0.07	0.06
Net realized and unrealized gains (losses) on investments	1.16	(0.24)	(1.63)	6.62	2.07	(0.82)
Total from investment operations	1.14	(0.20)	(1.64)	6.59	2.14	(0.76)
Distributions to shareholders from
Net investment income	0.00	(0.05)	(0.01)	(0.07)	(0.04)	(0.05)
Net realized gains	0.00	(0.60)	(2.98)	(2.34)	(0.04)	(3.13)
Tax basis return of capital	0.00	(0.08)	0.00	0.00	0.00	0.00
Total distributions to shareholders	0.00	(0.73)	(2.99)	(2.41)	(0.08)	(3.18)
Net asset value, end of period	$18.21	$17.07	$18.00	$22.63	$18.45	$16.39
Total return[2]	6.68%	(0.96)%	(8.87)%	37.57%	13.06%	(3.16)%
Ratios to average net assets (annualized)
Gross expenses*	1.50%	1.52%	1.50%	1.52%	1.52%	1.51%
Net expenses*	1.49%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	(0.19)%	0.27%	(0.03)%	(0.12)%	0.33%	0.32%
Supplemental data
Portfolio turnover rate[3]	15%	38%	62%	82%	71%	78%
Net assets, end of period (000s omitted)	$256,090	$254,615	$302,402	$378,941	$323,778	$355,837

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2023 (unaudited)	0.12%
Year ended May 31, 2023	0.16%
Year ended May 31, 2022	0.16%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.18%
Year ended May 31, 2019	0.18%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 49

Financial highlights

Spectrum Aggressive Growth Fund
(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Administrator Class		2023	2022[1]
Net asset value, beginning of period	$17.28	$18.23	$20.11
Net investment income	0.06 [2]	0.19 [2]	0.06
Net realized and unrealized gains (losses) on investments	1.16	(0.25)	(1.94)
Total from investment operations	1.22	(0.06)	(1.88)
Distributions to shareholders from
Net investment income	0.00	(0.21)	0.00
Net realized gains	0.00	(0.60)	0.00
Tax basis return of capital	0.00	(0.08)	0.00
Total distributions to shareholders	0.00	(0.89)	0.00
Net asset value, end of period	$18.50	$17.28	$18.23
Total return[3]	7.06%	(0.10)%	(9.35)%
Ratios to average net assets (annualized)
Gross expenses*	0.68%	0.70%	0.67%
Net expenses*	0.67%	0.67%	0.67%
Net investment income	0.63%	1.10%	0.98%
Supplemental data
Portfolio turnover rate[4]	15%	38%	62%
Net assets, end of period (000s omitted)	$73,381	$71,010	$76,706

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2023 (unaudited)	0.12%
Year ended May 31, 2023	0.16%
Year ended May 31, 2022[1]	0.15%

[1]	For the period from February 4, 2022 (commencement of class operations) to May 31, 2022
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
50 | Multi-Asset Funds

Financial highlights

Spectrum Aggressive Growth Fund
(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Institutional Class		2023	2022	2021	2020	2019[1]
Net asset value, beginning of period	$17.30	$18.24	$22.87	$18.62	$16.55	$21.08
Net investment income	0.08 [2]	0.23 [2]	0.27	0.22	0.29	0.14
Net realized and unrealized gains (losses) on investments	1.16	(0.24)	(1.69)	6.65	2.07	(1.26)
Total from investment operations	1.24	(0.01)	(1.42)	6.87	2.36	(1.12)
Distributions to shareholders from
Net investment income	0.00	(0.25)	(0.23)	(0.28)	(0.25)	(0.28)
Net realized gains	0.00	(0.60)	(2.98)	(2.34)	(0.04)	(3.13)
Tax basis return of capital	0.00	(0.08)	0.00	0.00	0.00	0.00
Total distributions to shareholders	0.00	(0.93)	(3.21)	(2.62)	(0.29)	(3.41)
Net asset value, end of period	$18.54	$17.30	$18.24	$22.87	$18.62	$16.55
Total return[3]	7.17%	0.18%	(7.89)%	38.96%	14.26%	(4.54)%
Ratios to average net assets (annualized)
Gross expenses*	0.43%	0.45%	0.43%	0.43%	0.44%	0.43%
Net expenses*	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	0.88%	1.35%	1.00%	0.96%	1.40%	1.40%
Supplemental data
Portfolio turnover rate[4]	15%	38%	62%	82%	71%	78%
Net assets, end of period (000s omitted)	$5,064	$4,824	$5,794	$7,962	$2,281	$1,172

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2023 (unaudited)	0.12%
Year ended May 31, 2023	0.16%
Year ended May 31, 2022	0.16%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.18%
Year ended May 31, 2019[1]	0.18%

[1]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Multi-Asset Funds | 51

Financial highlights

Spectrum Conservative Growth Fund
(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.04	$9.97	$11.73	$10.92	$10.30	$10.90
Net investment income	0.13 [1]	0.33 [1]	0.28	0.14	0.15	0.19 [1]
Net realized and unrealized gains (losses) on investments	0.16	(0.65)	(0.85)	1.56	0.76	0.03
Total from investment operations	0.29	(0.32)	(0.57)	1.70	0.91	0.22
Distributions to shareholders from
Net investment income	(0.14)	(0.38)	(0.29)	(0.11)	(0.21)	(0.18)
Net realized gains	0.00	(0.23)	(0.90)	(0.78)	(0.08)	(0.64)
Total distributions to shareholders	(0.14)	(0.61)	(1.19)	(0.89)	(0.29)	(0.82)
Net asset value, end of period	$9.19	$9.04	$9.97	$11.73	$10.92	$10.30
Total return[2]	3.22%	(3.11)%	(5.69)%	16.04%	8.95%	2.40%
Ratios to average net assets (annualized)
Gross expenses*	0.78%	0.79%	0.78%	0.77%	0.77%	0.76%
Net expenses*	0.74%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.93%	3.58%	2.52%	1.07%	1.47%	1.81%
Supplemental data
Portfolio turnover rate[3]	40%	93%	137%	152%	162%	155%
Net assets, end of period (000s omitted)	$30,551	$31,509	$34,171	$40,354	$31,965	$34,104

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2023 (unaudited)	0.11%
Year ended May 31, 2023	0.13%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019	0.16%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
52 | Spectrum Conservative Growth Fund

Financial highlights

Spectrum Conservative Growth Fund
(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.30	$10.23	$11.98	$11.14	$10.50	$11.10
Net investment income	0.10 [1]	0.27 [1]	0.21	0.04	0.09	0.12 [1]
Net realized and unrealized gains (losses) on investments	0.16	(0.67)	(0.88)	1.61	0.77	0.02
Total from investment operations	0.26	(0.40)	(0.67)	1.65	0.86	0.14
Distributions to shareholders from
Net investment income	(0.10)	(0.30)	(0.18)	(0.03)	(0.14)	(0.10)
Net realized gains	0.00	(0.23)	(0.90)	(0.78)	(0.08)	(0.64)
Total distributions to shareholders	(0.10)	(0.53)	(1.08)	(0.81)	(0.22)	(0.74)
Net asset value, end of period	$9.46	$9.30	$10.23	$11.98	$11.14	$10.50
Total return[2]	2.83%	(3.83)%	(6.38)%	15.17%	8.24%	1.58%
Ratios to average net assets (annualized)
Gross expenses*	1.53%	1.54%	1.53%	1.52%	1.52%	1.51%
Net expenses*	1.49%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.17%	2.84%	1.80%	0.31%	0.73%	1.13%
Supplemental data
Portfolio turnover rate[3]	40%	93%	137%	152%	162%	155%
Net assets, end of period (000s omitted)	$200,156	$213,452	$263,264	$336,665	$339,482	$393,207

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2023 (unaudited)	0.11%
Year ended May 31, 2023	0.13%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019	0.17%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Spectrum Conservative Growth Fund | 53

Financial highlights

Spectrum Conservative Growth Fund
(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Institutional Class		2023	2022	2021	2020	2019[1]
Net asset value, beginning of period	$9.06	$10.00	$11.77	$10.94	$10.32	$11.06
Net investment income	0.15 [2]	0.36 [2]	0.34	0.17	0.20	0.14
Net realized and unrealized gains (losses) on investments	0.15	(0.66)	(0.87)	1.57	0.74	(0.04)
Total from investment operations	0.30	(0.30)	(0.53)	1.74	0.94	0.10
Distributions to shareholders from
Net investment income	(0.15)	(0.41)	(0.34)	(0.13)	(0.24)	(0.20)
Net realized gains	0.00	(0.23)	(0.90)	(0.78)	(0.08)	(0.64)
Total distributions to shareholders	(0.15)	(0.64)	(1.24)	(0.91)	(0.32)	(0.84)
Net asset value, end of period	$9.21	$9.06	$10.00	$11.77	$10.94	$10.32
Total return[3]	3.38%	(2.87)%	(5.36)%	16.44%	9.26%	1.28%
Ratios to average net assets (annualized)
Gross expenses*	0.46%	0.46%	0.45%	0.44%	0.44%	0.43%
Net expenses*	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	3.22%	3.89%	2.24%	1.39%	1.80%	1.37%
Supplemental data
Portfolio turnover rate[4]	40%	93%	137%	152%	162%	155%
Net assets, end of period (000s omitted)	$10,983	$12,445	$12,877	$3,114	$2,678	$1,817

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2023 (unaudited)	0.11%
Year ended May 31, 2023	0.13%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019[1]	0.16%

[1]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
54 | Spectrum Conservative Growth Fund

Financial highlights

Spectrum Growth Fund
(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.72	$11.87	$14.46	$12.70	$11.57	$13.88
Net investment income	0.11 [1]	0.34 [1]	0.34 [1]	0.13	0.15	0.14 [1]
Net realized and unrealized gains (losses) on investments	0.47	(0.67)	(1.00)	3.24	1.17	(0.30)
Total from investment operations	0.58	(0.33)	(0.66)	3.37	1.32	(0.16)
Distributions to shareholders from
Net investment income	0.00	(0.41)	(0.33)	(0.13)	(0.18)	(0.23)
Net realized gains	0.00	(0.41)	(1.60)	(1.48)	(0.01)	(1.92)
Total distributions to shareholders	0.00	(0.82)	(1.93)	(1.61)	(0.19)	(2.15)
Net asset value, end of period	$11.30	$10.72	$11.87	$14.46	$12.70	$11.57
Total return[2]	5.41%	(2.53)%	(5.83)%	27.87%	11.34%	(0.38)%
Ratios to average net assets (annualized)
Gross expenses*	0.79%	0.81%	0.80%	0.79%	0.79%	0.78%
Net expenses*	0.74%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.03%	3.12%	2.46%	0.90%	1.14%	1.20%
Supplemental data
Portfolio turnover rate[3]	27%	57%	61%	100%	98%	97%
Net assets, end of period (000s omitted)	$26,475	$25,803	$26,717	$31,295	$25,089	$23,420

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2023 (unaudited)	0.13%
Year ended May 31, 2023	0.14%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.14%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019	0.17%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Spectrum Growth Fund | 55

Financial highlights

Spectrum Growth Fund
(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.03	$12.17	$14.78	$12.96	$11.78	$14.02
Net investment income	0.07 [1]	0.27 [1]	0.24	0.02	0.06	0.08
Net realized and unrealized gains (losses) on investments	0.48	(0.68)	(1.03)	3.30	1.20	(0.33)
Total from investment operations	0.55	(0.41)	(0.79)	3.32	1.26	(0.25)
Distributions to shareholders from
Net investment income	0.00	(0.32)	(0.22)	(0.02)	(0.07)	(0.07)
Net realized gains	0.00	(0.41)	(1.60)	(1.48)	(0.01)	(1.92)
Total distributions to shareholders	0.00	(0.73)	(1.82)	(1.50)	(0.08)	(1.99)
Net asset value, end of period	$11.58	$11.03	$12.17	$14.78	$12.96	$11.78
Total return[2]	4.99%	(3.22)%	(6.53)%	26.86%	10.67%	(1.12)%
Ratios to average net assets (annualized)
Gross expenses*	1.54%	1.56%	1.55%	1.54%	1.53%	1.52%
Net expenses*	1.49%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	1.29%	2.39%	1.73%	0.15%	0.40%	0.56%
Supplemental data
Portfolio turnover rate[3]	27%	57%	61%	100%	98%	97%
Net assets, end of period (000s omitted)	$178,031	$181,270	$215,969	$266,399	$241,980	$261,722

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2023 (unaudited)	0.13%
Year ended May 31, 2023	0.14%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019	0.17%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
56 | Spectrum Growth Fund

Financial highlights

Spectrum Growth Fund
(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Institutional Class		2023	2022	2021	2020	2019[1]
Net asset value, beginning of period	$10.72	$11.87	$14.46	$12.70	$11.57	$14.20
Net investment income	0.13 [2]	0.39 [2]	0.42	0.22	0.16	0.18
Net realized and unrealized gains (losses) on investments	0.47	(0.68)	(1.03)	3.19	1.20	(0.65)
Total from investment operations	0.60	(0.29)	(0.61)	3.41	1.36	(0.47)
Distributions to shareholders from
Net investment income	0.00	(0.45)	(0.38)	(0.17)	(0.22)	(0.24)
Net realized gains	0.00	(0.41)	(1.60)	(1.48)	(0.01)	(1.92)
Total distributions to shareholders	0.00	(0.86)	(1.98)	(1.65)	(0.23)	(2.16)
Net asset value, end of period	$11.32	$10.72	$11.87	$14.46	$12.70	$11.57
Total return[3]	5.60%	(2.17)%	(5.55)%	28.25%	11.71%	(2.47)%
Ratios to average net assets (annualized)
Gross expenses*	0.47%	0.48%	0.47%	0.46%	0.46%	0.45%
Net expenses*	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	2.34%	3.53%	2.85%	1.24%	1.44%	1.84%
Supplemental data
Portfolio turnover rate[4]	27%	57%	61%	100%	98%	97%
Net assets, end of period (000s omitted)	$1,310	$1,636	$2,475	$2,589	$1,016	$699

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2023 (unaudited)	0.12%
Year ended May 31, 2023	0.14%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.14%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019[1]	0.17%

[1]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Spectrum Growth Fund | 57

Financial highlights

Spectrum Income Allocation Fund
(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.48	$9.18	$10.50	$10.40	$9.82	$10.05
Net investment income	0.14 [1]	0.32 [1]	0.23	0.11	0.16	0.18
Net realized and unrealized gains (losses) on investments	(0.04)	(0.63)	(0.83)	0.71	0.59	0.18
Total from investment operations	0.10	(0.31)	(0.60)	0.82	0.75	0.36
Distributions to shareholders from
Net investment income	(0.13)	(0.31)	(0.25)	(0.14)	(0.17)	(0.19)
Net realized gains	0.00	(0.08)	(0.47)	(0.58)	0.00	(0.40)
Total distributions to shareholders	(0.13)	(0.39)	(0.72)	(0.72)	(0.17)	(0.59)
Net asset value, end of period	$8.45	$8.48	$9.18	$10.50	$10.40	$9.82
Total return[2]	1.26%	(3.32)%	(6.28)%	8.07%	7.72%	3.84%
Ratios to average net assets (annualized)
Gross expenses*	0.84%	0.83%	0.81%	0.80%	0.80%	0.79%
Net expenses*	0.74%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.32%	3.67%	2.26%	1.04%	1.61%	2.15%
Supplemental data
Portfolio turnover rate[3]	63%	148%	225%	206%	197%	183%
Net assets, end of period (000s omitted)	$15,682	$17,128	$20,647	$24,170	$21,256	$16,242

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2023 (unaudited)	0.13%
Year ended May 31, 2023	0.14%
Year ended May 31, 2022	0.16%
Year ended May 31, 2021	0.16%
Year ended May 31, 2020	0.15%
Year ended May 31, 2019	0.16%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
58 | Spectrum Income Allocation Fund

Financial highlights

Spectrum Income Allocation Fund
(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.48	$9.18	$10.46	$10.36	$9.81	$10.06
Net investment income	0.11 [1]	0.25 [1]	0.15	0.03	0.09	0.14 [1]
Net realized and unrealized gains (losses) on investments	(0.04)	(0.62)	(0.82)	0.71	0.58	0.13
Total from investment operations	0.07	(0.37)	(0.67)	0.74	0.67	0.27
Distributions to shareholders from
Net investment income	(0.10)	(0.25)	(0.14)	(0.06)	(0.12)	(0.12)
Net realized gains	0.00	(0.08)	(0.47)	(0.58)	0.00	(0.40)
Total distributions to shareholders	(0.10)	(0.33)	(0.61)	(0.64)	(0.12)	(0.52)
Net asset value, end of period	$8.45	$8.48	$9.18	$10.46	$10.36	$9.81
Total return[2]	0.87%	(4.07)%	(6.91)%	7.25%	6.90%	2.89%
Ratios to average net assets (annualized)
Gross expenses*	1.58%	1.58%	1.56%	1.55%	1.55%	1.54%
Net expenses*	1.49%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.56%	2.92%	1.53%	0.30%	0.89%	1.41%
Supplemental data
Portfolio turnover rate[3]	63%	148%	225%	206%	197%	183%
Net assets, end of period (000s omitted)	$102,317	$115,932	$148,281	$196,035	$212,465	$237,153

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2023 (unaudited)	0.13%
Year ended May 31, 2023	0.14%
Year ended May 31, 2022	0.16%
Year ended May 31, 2021	0.16%
Year ended May 31, 2020	0.15%
Year ended May 31, 2019	0.16%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Spectrum Income Allocation Fund | 59

Financial highlights

Spectrum Income Allocation Fund
(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Institutional Class		2023	2022	2021	2020	2019[1]
Net asset value, beginning of period	$8.47	$9.17	$10.50	$10.39	$9.80	$10.15
Net investment income	0.15 [2]	0.34 [2]	0.20 [2]	0.19	0.21	0.15
Net realized and unrealized gains (losses) on investments	(0.04)	(0.62)	(0.77)	0.68	0.57	0.12
Total from investment operations	0.11	(0.28)	(0.57)	0.87	0.78	0.27
Distributions to shareholders from
Net investment income	(0.15)	(0.34)	(0.29)	(0.18)	(0.19)	(0.22)
Net realized gains	0.00	(0.08)	(0.47)	(0.58)	0.00	(0.40)
Total distributions to shareholders	(0.15)	(0.42)	(0.76)	(0.76)	(0.19)	(0.62)
Net asset value, end of period	$8.43	$8.47	$9.17	$10.50	$10.39	$9.80
Total return[3]	1.31%	(2.99)%	(5.93)%	8.51%	8.07%	2.95%
Ratios to average net assets (annualized)
Gross expenses*	0.51%	0.51%	0.48%	0.47%	0.47%	0.46%
Net expenses*	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	3.57%	3.98%	1.98%	1.33%	1.96%	1.61%
Supplemental data
Portfolio turnover rate[4]	63%	148%	225%	206%	197%	183%
Net assets, end of period (000s omitted)	$4,055	$5,571	$5,876	$1,139	$710	$434

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2023 (unaudited)	0.13%
Year ended May 31, 2023	0.14%
Year ended May 31, 2022	0.16%
Year ended May 31, 2021	0.16%
Year ended May 31, 2020	0.15%
Year ended May 31, 2019[1]	0.16%

[1]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
60 | Spectrum Income Allocation Fund

Financial highlights

Spectrum Moderate Growth Fund
(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.51	$11.63	$13.92	$12.64	$11.64	$13.27
Net investment income	0.13 [1]	0.36 [1]	0.32	0.14	0.15	0.18 [1]
Net realized and unrealized gains (losses) on investments	0.36	(0.71)	(0.95)	2.59	1.07	(0.14)
Total from investment operations	0.49	(0.35)	(0.63)	2.73	1.22	0.04
Distributions to shareholders from
Net investment income	0.00	(0.44)	(0.32)	(0.15)	(0.21)	(0.23)
Net realized gains	0.00	(0.33)	(1.34)	(1.30)	(0.01)	(1.44)
Total distributions to shareholders	0.00	(0.77)	(1.66)	(1.45)	(0.22)	(1.67)
Net asset value, end of period	$11.00	$10.51	$11.63	$13.92	$12.64	$11.64
Total return[2]	4.66%	(2.76)%	(5.66)%	22.56%	10.49%	1.02%
Ratios to average net assets (annualized)
Gross expenses*	0.75%	0.76%	0.74%	0.75%	0.76%	0.76%
Net expenses*	0.74%	0.75%	0.74%	0.75%	0.75%	0.75%
Net investment income	2.37%	3.38%	2.49%	0.96%	1.31%	1.51%
Supplemental data
Portfolio turnover rate[3]	31%	65%	89%	120%	131%	126%
Net assets, end of period (000s omitted)	$44,940	$44,966	$46,650	$56,004	$46,133	$46,380

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2023 (unaudited)	0.12%
Year ended May 31, 2023	0.14%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019	0.17%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Spectrum Moderate Growth Fund | 61

Financial highlights

Spectrum Moderate Growth Fund
(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.80	$11.91	$14.22	$12.87	$11.85	$13.40
Net investment income	0.09 [1]	0.29 [1]	0.24 [1]	0.03	0.08	0.11
Net realized and unrealized gains (losses) on investments	0.37	(0.72)	(1.00)	2.66	1.06	(0.14)
Total from investment operations	0.46	(0.43)	(0.76)	2.69	1.14	(0.03)
Distributions to shareholders from
Net investment income	0.00	(0.35)	(0.21)	(0.04)	(0.11)	(0.08)
Net realized gains	0.00	(0.33)	(1.34)	(1.30)	(0.01)	(1.44)
Total distributions to shareholders	0.00	(0.68)	(1.55)	(1.34)	(0.12)	(1.52)
Net asset value, end of period	$11.26	$10.80	$11.91	$14.22	$12.87	$11.85
Total return[2]	4.26%	(3.46)%	(6.39)%	21.79%	9.58%	0.31%
Ratios to average net assets (annualized)
Gross expenses*	1.50%	1.51%	1.49%	1.50%	1.51%	1.50%
Net expenses*	1.49%	1.50%	1.49%	1.50%	1.50%	1.50%
Net investment income	1.62%	2.66%	1.76%	0.21%	0.57%	0.84%
Supplemental data
Portfolio turnover rate[3]	31%	65%	89%	120%	131%	126%
Net assets, end of period (000s omitted)	$312,010	$326,438	$402,753	$499,835	$477,998	$539,352

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2023 (unaudited)	0.12%
Year ended May 31, 2023	0.14%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019	0.17%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
62 | Spectrum Moderate Growth Fund

Financial highlights

Spectrum Moderate Growth Fund
(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Institutional Class		2023	2022	2021	2020	2019[1]
Net asset value, beginning of period	$10.51	$11.63	$13.93	$12.64	$11.65	$13.52
Net investment income	0.15 [2]	0.40 [2]	0.31 [2]	0.23	0.25	0.15
Net realized and unrealized gains (losses) on investments	0.35	(0.71)	(0.90)	2.55	1.01	(0.33)
Total from investment operations	0.50	(0.31)	(0.59)	2.78	1.26	(0.18)
Distributions to shareholders from
Net investment income	0.00	(0.48)	(0.37)	(0.19)	(0.26)	(0.25)
Net realized gains	0.00	(0.33)	(1.34)	(1.30)	(0.01)	(1.44)
Total distributions to shareholders	0.00	(0.81)	(1.71)	(1.49)	(0.27)	(1.69)
Net asset value, end of period	$11.01	$10.51	$11.63	$13.93	$12.64	$11.65
Total return[3]	4.76%	(2.40)%	(5.40)%	22.99%	10.78%	(0.62)%
Ratios to average net assets (annualized)
Gross expenses*	0.43%	0.43%	0.41%	0.42%	0.43%	0.43%
Net expenses*	0.42%	0.42%	0.41%	0.42%	0.42%	0.42%
Net investment income	2.70%	3.73%	2.38%	1.32%	1.63%	1.38%
Supplemental data
Portfolio turnover rate[4]	31%	65%	89%	120%	131%	126%
Net assets, end of period (000s omitted)	$6,851	$6,715	$7,369	$3,443	$1,945	$1,067

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2023 (unaudited)	0.12%
Year ended May 31, 2023	0.14%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019[1]	0.16%

[1]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master
Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.
Spectrum Moderate Growth Fund | 63

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds:  Allspring Spectrum Aggressive Growth Fund (“Spectrum Aggressive Growth Fund”), Allspring Spectrum Conservative Growth Fund (“Spectrum Conservative Growth Fund”), Allspring Spectrum Growth Fund (“Spectrum Growth Fund”), Allspring Spectrum Income Allocation Fund (“Spectrum Income Allocation Fund”), Allspring Spectrum Moderate Growth Fund (“Spectrum Moderate Growth Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.
Each Fund is a fund-of-funds that may invest in various affiliated and unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may also include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and each Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investments in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of each affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements for the Underlying Funds are presented in separate financial statements and may be obtained by contacting Investor Services for the affiliated mutual funds or by contacting the servicing agent of the unaffiliated mutual funds and exchange-traded funds. The financial statements of the affiliated Master Portfolios are available by visiting the SEC website at sec.gov and are filed with the SEC under Allspring Master Trust. The financial statements for all other affiliated Underlying Funds are also publicly available on the SEC website at sec.gov.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between each Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. Each Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by each Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to each Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
64 | Multi-Asset Funds

Notes to financial statements (unaudited)
Upon entering into a futures contracts, each Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statements of Assets and Liabilities. Should each Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy each Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statements of Operations.
Investment transactions, income and expenses
Investments in affiliated Master Portfolios and securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Each Fund records on a daily basis its proportionate share of each affiliated Master Portfolio’s income, expenses and realized and unrealized gains and losses. Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Each Fund also accrues its own expenses.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from Underlying Funds are recorded on the ex-dividend date. Capital gain distributions from Underlying Funds are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date for each Fund as follows:
	Net investment income	Net realized gains
Spectrum Aggressive Growth Fund	Annually	Annually
Spectrum Conservative Growth Fund	Quarterly	Annually
Spectrum Growth Fund	Annually	Annually
Spectrum Income Allocation Fund	Monthly	Annually
Spectrum Moderate Growth Fund	Annually	Annually
Federal and other taxes
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:
	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains (losses)
Spectrum Aggressive Growth Fund	$400,789,659	$70,934,580	$(28,041,303)	$42,893,277
Spectrum Conservative Growth Fund	242,685,631	21,395,210	(26,950,567)	(5,555,357)
Spectrum Growth Fund	195,114,669	17,012,123	(11,823,103)	5,189,020
Spectrum Income Allocation Fund	127,544,184	7,069,942	(14,203,697)	(7,133,755)
Spectrum Moderate Growth Fund	353,419,740	21,217,351	(19,816,730)	1,400,621
As of May 31, 2023, the following Funds had capital loss carryforwards which consisted of short-term and long-term capital losses.
	NO EXPIRATION
	Short-term	Long-term
Spectrum Aggressive Growth Fund	$10,853,438	$0
Spectrum Conservative Growth Fund	11,468,639	1,157,760
Spectrum Growth Fund	5,785,670	0
Spectrum Income Allocation Fund	7,598,403	2,937,135
Spectrum Moderate Growth Fund	14,442,031	0
Multi-Asset Funds | 65

Notes to financial statements (unaudited)
Class allocations
The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of November 30, 2023:
Spectrum Aggressive Growth Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$160,983,578	$0	$0	$160,983,578
Short-term investments
Investment companies	300,000	0	0	300,000
Investments measured at net asset value*				283,503,099
	161,283,578	0	0	444,786,677
Futures contracts	470,978	0	0	470,978
Total assets	$161,754,556	$0	$0	$445,257,655
Liabilities
Futures contracts	$1,574,719	$0	$0	$1,574,719
Total liabilities	$1,574,719	$0	$0	$1,574,719

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of
Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $283,503,099. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

66 | Multi-Asset Funds

Notes to financial statements (unaudited)

Spectrum Conservative Growth Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$108,740,238	$0	$0	$108,740,238
Short-term investments
Investment companies	200,000	0	0	200,000
Investments measured at net asset value*				128,351,813
	108,940,238	0	0	237,292,051
Futures contracts	694,298	0	0	694,298
Total assets	$109,634,536	$0	$0	$237,986,349
Liabilities
Futures contracts	$856,075	$0	$0	$856,075
Total liabilities	$856,075	$0	$0	$856,075

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of
Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $128,351,813. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Spectrum Growth Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$86,600,819	$0	$0	$86,600,819
Short-term investments
Investment companies	200,000	0	0	200,000
Investments measured at net asset value*				113,604,233
	86,800,819	0	0	200,405,052
Futures contracts	616,847	0	0	616,847
Total assets	$87,417,666	$0	$0	$201,021,899
Liabilities
Futures contracts	$718,210	$0	$0	$718,210
Total liabilities	$718,210	$0	$0	$718,210

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of
Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $113,604,233. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Multi-Asset Funds | 67

Notes to financial statements (unaudited)

Spectrum Income Allocation Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$42,936,834	$0	$0	$42,936,834
Short-term investments
Investment companies	200,000	0	0	200,000
Investments measured at net asset value*				77,414,215
	43,136,834	0	0	120,551,049
Futures contracts	344,216	0	0	344,216
Total assets	$43,481,050	$0	$0	$120,895,265
Liabilities
Futures contracts	$484,836	$0	$0	$484,836
Total liabilities	$484,836	$0	$0	$484,836

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of
Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $77,414,215. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Spectrum Moderate Growth Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$162,084,945	$0	$0	$162,084,945
Short-term investments
Investment companies	250,000	0	0	250,000
Investments measured at net asset value*				192,693,642
	162,334,945	0	0	355,028,587
Futures contracts	1,071,653	0	0	1,071,653
Total assets	$163,406,598	$0	$0	$356,100,240
Liabilities
Futures contracts	$1,279,879	$0	$0	$1,279,879
Total liabilities	$1,279,879	$0	$0	$1,279,879

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of
Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $192,693,642. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following each Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statements of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
At November 30, 2023, the Funds did not have any transfers into/out of Level 3.
68 | Multi-Asset Funds

Notes to financial statements (unaudited)
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index, before fees and expenses
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser and providing fund-level administrative services in connection with each Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on each Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.250%
Next $4 billion	0.225
Next $5 billion	0.190
Over $10 billion	0.180
For the six months ended November 30, 2023, the management fee was equivalent to an annual rate of 0.25% of each Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to each Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to each Fund and is entitled to receive an annual rate of 0.15% of each Fund average daily net assets.
Allspring Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to each Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Prior to June 30, 2023, the class-level administration fee for Class A and Class C was 0.21% of its respective average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for each Fund. When each class of each Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring
Multi-Asset Funds | 69

Notes to financial statements (unaudited)
Funds Management has contractually committed through September 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Net expenses allocated from the affiliated Master Portfolios are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of November 30, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.74%
Class C	1.49
Administrator Class	0.67
Institutional Class	0.42
Prior to June 30, 2023, each Fund’s expenses were capped at 0.75% for Class A shares and 1.50% for Class C shares.
Distribution fee
The Trust has adopted a Distribution Plan for Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter of each Fund, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2023, Allspring Funds Distributor received front-end sales charges and/or contingent deferred sales charges from the following Funds:
	Front end sales-charges	Contingent Deferred Sales Charges
	Class A	Class A
Spectrum Aggressive Growth Fund	$1,957	$60
Spectrum Conservative Growth Fund	225	0
Spectrum Growth Fund	645	0
Spectrum Income Allocation Fund	160	0
Spectrum Moderate Growth Fund	557	0
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of each applicable Fund are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of each Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Each Fund seeks to achieve its investment objective by investing in various affiliated Master Portfolios and Underlying Funds. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage in the respective affiliated Master Portfolio at the end of the period by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales in Underlying Funds in which each Fund invests are actual aggregate purchases and sales of those investments. Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2023 were as follows:
	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Spectrum Aggressive Growth Fund	$0	$64,696,839	$0	$255,533,528
Spectrum Conservative Growth Fund	36,371,243	58,619,110	63,491,886	116,667,609
Spectrum Growth Fund	10,421,342	42,499,464	22,731,013	105,475,381
Spectrum Income Allocation Fund	36,232,565	40,187,173	56,848,984	66,716,074
Spectrum Moderate Growth Fund	28,061,521	77,845,810	54,121,938	182,337,710
70 | Multi-Asset Funds

Notes to financial statements (unaudited)
6.
DERIVATIVE TRANSACTIONS
During the six months ended November 30, 2023, the following Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy. The volume of each Fund’s futures contracts during the six months ended November 30, 2023 was as follows:
	Long contracts	Short contracts
Spectrum Aggressive Growth Fund	$83,123,005	$50,826,063
Spectrum Conservative Growth Fund	71,161,703	67,292,982
Spectrum Growth Fund	61,464,617	54,709,047
Spectrum Income Allocation Fund	36,277,729	36,228,760
Spectrum Moderate Growth Fund	108,997,450	98,929,730
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of November 30, 2023 by primary risk type on the Statements of Assets and Liabilities was as follows for the Spectrum Aggressive Growth Fund:
	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$451,920 *	$19,058 *	$470,978
Liability derivatives
Futures contracts	$746,690 *	$828,029 *	$1,574,719

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of November 30, 2023 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2023 was as follows:
	Equity risk	Foreign currency risk	Total
Net realized gains (losses) on derivatives
Futures contracts	$516,871	$(1,189,466)	$(672,595)
Net change in unrealized gains (losses) on derivatives
Futures contracts	$(883,323)	$(83,247)	$(966,570)
The fair value of derivative instruments as of November 30, 2023 by primary risk type on the Statements of Assets and Liabilities was as follows for Spectrum Conservative Growth Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$177,808 *	$506,470 *	$10,020 *	$694,298
Liability derivatives
Futures contracts	$12,363 *	$388,222 *	$455,490 *	$856,075

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of November 30, 2023 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2023 was as follows:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Net realized gains (losses) on derivatives
Futures contracts	$817,209	$1,927,424	$(689,180)	$2,055,453
Net change in unrealized gains (losses) on derivatives
Futures contracts	$156,376	$(1,455,386)	$(32,589)	$(1,331,599)
Multi-Asset Funds | 71

Notes to financial statements (unaudited)
The fair value of derivative instruments as of November 30, 2023 by primary risk type on the Statements of Assets and Liabilities was as follows for Spectrum Growth Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$148,932 *	$459,467 *	$8,448 *	$616,847
Liability derivatives
Futures contracts	$9,840 *	$331,516 *	$376,854 *	$718,210

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of November 30, 2023 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2023 was as follows:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Net realized gains (losses) on derivatives
Futures contracts	$655,518	$1,586,129	$(558,107)	$1,683,540
Net change in unrealized gains (losses) on derivatives
Futures contracts	$132,228	$(1,194,982)	$(32,145)	$(1,094,899)
The fair value of derivative instruments as of November 30, 2023 by primary risk type on the Statements of Assets and Liabilities was as follows for Spectrum Income Allocation Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$91,953 *	$247,155 *	$5,108 *	$344,216
Liability derivatives
Futures contracts	$6,560 *	$241,303 *	$236,973 *	$484,836

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of November 30, 2023 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2023 was as follows:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Net realized gains (losses) on derivatives
Futures contracts	$437,570	$925,782	$(365,004)	$998,348
Net change in unrealized gains (losses) on derivatives
Futures contracts	$81,441	$(822,626)	$(12,571)	$(753,756)
72 | Multi-Asset Funds

Notes to financial statements (unaudited)
The fair value of derivative instruments as of November 30, 2023 by primary risk type on the Statements of Assets and Liabilities was as follows for Spectrum Moderate Growth Fund:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Futures contracts	$265,735 *	$790,790 *	$15,128 *	$1,071,653
Liability derivatives
Futures contracts	$17,913 *	$585,519 *	$676,447 *	$1,279,879

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of November 30, 2023 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2023 was as follows:
	Interest rate risk	Equity risk	Foreign currency risk	Total
Net realized gains (losses) on derivatives
Futures contracts	$1,195,165	$2,747,247	$(1,021,818)	$2,920,594
Net change in unrealized gains (losses) on derivatives
Futures contracts	$235,951	$(2,075,980)	$(49,351)	$(1,889,380)
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months November 30, 2023, there were no borrowings by each Fund under the agreement.
8.
INDEMNIFICATION
Under each Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to each Fund. Each Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under each Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, each Fund may enter into contracts with service providers that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated.
Multi-Asset Funds | 73

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

74 | Multi-Asset Funds

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Multi-Asset Funds | 75

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

76 | Multi-Asset Funds

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Multi-Asset Funds | 77

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Funds’ website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Allspring Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-12052023-h8lv5zs5 01-24
SAR4330 11-23

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for the series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: January 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: January 25, 2024

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: January 25, 2024